UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (58.9%)[1]
Basic Materials (1.6%)
EI du Pont de Nemours & Co.	604,378	43,195
Dow Chemical Co.	772,692	37,074
Praxair Inc.	192,811	23,280
LyondellBasell Industries NV Class A	254,518	22,347
Ecolab Inc.	180,304	20,623
PPG Industries Inc.	90,704	20,457
Air Products & Chemicals Inc.	128,580	19,452
International Paper Co.	281,848	15,640
Freeport-McMoRan Inc.	693,288	13,138
Sigma-Aldrich Corp.	79,785	11,030
Alcoa Inc.	814,883	10,528
Mosaic Co.	220,807	10,170
Nucor Corp.	212,944	10,121
CF Industries Holdings Inc.	31,890	9,047
Newmont Mining Corp.	332,578	7,220
International Flavors & Fragrances Inc.	53,989	6,338
Eastman Chemical Co.	89,207	6,178
Ashland Inc.	46,249	5,888
Celanese Corp. Class A	102,491	5,725
FMC Corp.	88,853	5,087
Airgas Inc.	45,211	4,797
* WR Grace & Co.	45,947	4,543
CONSOL Energy Inc.	153,544	4,282
RPM International Inc.	88,912	4,267
Albemarle Corp.	75,291	3,978
NewMarket Corp.	7,106	3,395
Avery Dennison Corp.	60,343	3,193
Huntsman Corp.	138,611	3,073
Steel Dynamics Inc.	152,672	3,069
Reliance Steel & Aluminum Co.	49,633	3,032
Royal Gold Inc.	41,147	2,597
Cytec Industries Inc.	47,472	2,565
United States Steel Corp.	97,062	2,368
PolyOne Corp.	60,680	2,266
Axiall Corp.	46,776	2,196
Sensient Technologies Corp.	31,682	2,182
* Platform Specialty Products Corp.	85,014	2,181
Allegheny Technologies Inc.	72,403	2,173
Compass Minerals International Inc.	22,445	2,092
Domtar Corp.	42,974	1,986
Westlake Chemical Corp.	26,726	1,923
KapStone Paper and Packaging Corp.	57,616	1,892
* Polypore International Inc.	30,152	1,776
Cabot Corp.	38,848	1,748
Minerals Technologies Inc.	23,092	1,688
Olin Corp.	52,609	1,686
^ US Silica Holdings Inc.	40,949	1,458
HB Fuller Co.	33,733	1,446
Commercial Metals Co.	88,771	1,437

	Carpenter Technology Corp.	33,675	1,309
*	Chemtura Corp.	46,208	1,261
	Balchem Corp.	20,471	1,134
	Worthington Industries Inc.	39,442	1,050
*	Stillwater Mining Co.	80,713	1,043
	Peabody Energy Corp.	211,087	1,039
	A Schulman Inc.	21,266	1,025
	Kaiser Aluminum Corp.	13,021	1,001
	Globe Specialty Metals Inc.	50,925	963
*	Axalta Coating Systems Ltd.	32,934	910
*	Clearwater Paper Corp.	13,582	887
*	RTI International Metals Inc.	24,639	885
	Hecla Mining Co.	296,600	884
	Innophos Holdings Inc.	14,710	829
	PH Glatfelter Co.	30,014	826
	Tronox Ltd. Class A	40,077	815
	Calgon Carbon Corp.	37,780	796
	Neenah Paper Inc.	12,101	757
	SunCoke Energy Inc.	49,754	743
*	Cambrex Corp.	17,920	710
*	AK Steel Holding Corp.	151,284	676
	Innospec Inc.	14,207	659
	OM Group Inc.	21,800	655
*	Horsehead Holding Corp.	48,037	608
*	Resolute Forest Products Inc.	34,892	602
^	Cliffs Natural Resources Inc.	123,255	593
*	Ferro Corp.	45,886	576
*	LSB Industries Inc.	13,859	573
	Quaker Chemical Corp.	6,639	569
	Rayonier Advanced Materials Inc.	37,370	557
	Stepan Co.	13,316	555
*	Century Aluminum Co.	38,616	533
	Haynes International Inc.	11,939	533
	Aceto Corp.	22,266	490
*	Coeur Mining Inc.	99,100	467
	Deltic Timber Corp.	6,307	418
*	OMNOVA Solutions Inc.	42,153	360
*	Arch Coal Inc.	323,000	323
*,^ FMSA Holdings Inc.		42,450	307
*	Intrepid Potash Inc.	24,931	288
	Gold Resource Corp.	83,622	267
	Zep Inc.	15,483	264
	Tredegar Corp.	13,065	263
*	Kraton Performance Polymers Inc.	12,921	261
	Wausau Paper Corp.	27,396	261
	Koppers Holdings Inc.	13,005	256
*	Westmoreland Coal Co.	9,188	246
	Noranda Aluminum Holding Corp.	82,733	246
*,^ Paramount Gold and Silver Corp.		239,914	242
	Hawkins Inc.	6,172	234
*	Veritiv Corp.	5,308	234
	Olympic Steel Inc.	17,119	230
*,^ Uranium Energy Corp.		145,000	217
*	Handy & Harman Ltd.	5,100	209
^	Walter Energy Inc.	333,885	207
*	Rentech Inc.	175,857	197
	Ampco-Pittsburgh Corp.	10,863	190
*,^ Uranerz Energy Corp.		159,483	177

*	NL Industries Inc.	20,054	155
	Synalloy Corp.	9,475	138
	Chase Corp.	3,079	135
	American Vanguard Corp.	12,311	131
	Kronos Worldwide Inc.	10,200	129
*	Senomyx Inc.	26,231	116
*	Universal Stainless & Alloy Products Inc.	4,338	114
	FutureFuel Corp.	9,700	100
	KMG Chemicals Inc.	3,499	94
*	Cloud Peak Energy Inc.	14,675	85
*,^ Midway Gold Corp.		231,451	74
*	Northern Technologies International Corp.	2,900	55
*	General Moly Inc.	96,309	49
	United-Guardian Inc.	2,401	45
	Centrus Energy Corp. Class A	7,300	37
*	Verso Corp.	13,766	25
*	Solitario Exploration & Royalty Corp.	27,160	20
*	RevettMining Co. Inc.	41,243	19
*	Comstock Mining Inc.	28,500	17
*	Uranium Resources Inc.	10,101	13
			412,788
Consumer Goods (5.8%)
	Procter & Gamble Co.	1,802,498	147,697
	Coca-Cola Co.	2,622,766	106,353
	PepsiCo Inc.	989,405	94,607
	Philip Morris International Inc.	1,032,499	77,778
	Altria Group Inc.	1,314,481	65,750
	NIKE Inc. Class B	458,150	45,966
	Colgate-Palmolive Co.	605,457	41,982
	Ford Motor Co.	2,593,078	41,852
	Mondelez International Inc. Class A	1,045,968	37,749
	Monsanto Co.	322,588	36,304
	General Motors Co.	913,591	34,260
	Kraft Foods Group Inc.	392,517	34,194
	Kimberly-Clark Corp.	244,005	26,135
	General Mills Inc.	403,011	22,810
	Johnson Controls Inc.	438,765	22,131
	Archer-Daniels-Midland Co.	422,818	20,042
	VF Corp.	230,645	17,370
	Lorillard Inc.	240,350	15,707
	Delphi Automotive plc	193,484	15,428
	Reynolds American Inc.	212,816	14,665
*	Monster Beverage Corp.	100,761	13,945
	Mead Johnson Nutrition Co.	134,914	13,563
	Estee Lauder Cos. Inc. Class A	153,987	12,806
*	Constellation Brands Inc. Class A	107,748	12,521
*	Electronic Arts Inc.	196,518	11,558
*,^ Tesla Motors Inc.		58,597	11,061
	Kellogg Co.	166,365	10,972
	Whirlpool Corp.	52,172	10,542
	ConAgra Foods Inc.	284,336	10,387
	Dr Pepper Snapple Group Inc.	128,603	10,093
	Stanley Black & Decker Inc.	105,066	10,019
	Hershey Co.	96,280	9,716
	Clorox Co.	87,481	9,657
*	Under Armour Inc. Class A	118,182	9,543
	BorgWarner Inc.	151,466	9,161

Genuine Parts Co.	96,761	9,017
Hanesbrands Inc.	267,564	8,966
Harley-Davidson Inc.	141,004	8,565
Keurig Green Mountain Inc.	75,404	8,425
* Michael Kors Holdings Ltd.	127,116	8,358
* TRW Automotive Holdings Corp.	76,648	8,037
Tyson Foods Inc. Class A	203,670	7,801
* Mohawk Industries Inc.	41,370	7,684
Activision Blizzard Inc.	335,479	7,624
Coach Inc.	183,853	7,617
Bunge Ltd.	91,831	7,563
JM Smucker Co.	64,530	7,468
Church & Dwight Co. Inc.	87,006	7,432
Molson Coors Brewing Co. Class B	97,733	7,276
Newell Rubbermaid Inc.	180,874	7,067
* Jarden Corp.	121,753	6,441
Campbell Soup Co.	136,190	6,340
Coca-Cola Enterprises Inc.	141,546	6,256
DR Horton Inc.	219,226	6,244
Harman International Industries Inc.	45,885	6,132
Brown-Forman Corp. Class B	67,690	6,116
Lennar Corp. Class A	116,454	6,033
PVH Corp.	54,841	5,844
Lear Corp.	51,982	5,761
Energizer Holdings Inc.	41,429	5,719
McCormick & Co. Inc.	74,099	5,714
Snap-on Inc.	38,846	5,713
Polaris Industries Inc.	39,768	5,611
Ralph Lauren Corp. Class A	41,015	5,393
* WhiteWave Foods Co. Class A	116,356	5,159
Mattel Inc.	225,426	5,151
Hormel Foods Corp.	87,833	4,993
PulteGroup Inc.	222,353	4,943
Goodyear Tire & Rubber Co.	179,718	4,867
* WABCO Holdings Inc.	39,406	4,842
Hasbro Inc.	74,564	4,715
* LKQ Corp.	182,170	4,656
Leucadia National Corp.	208,733	4,653
* lululemon athletica Inc.	66,036	4,228
* Toll Brothers Inc.	106,526	4,191
* Hain Celestial Group Inc.	64,442	4,127
Leggett & Platt Inc.	87,599	4,037
* Middleby Corp.	38,254	3,927
Ingredion Inc.	47,870	3,725
* NVR Inc.	2,600	3,454
Gentex Corp.	187,274	3,427
Brunswick Corp.	62,026	3,191
Carter's Inc.	33,503	3,098
Pinnacle Foods Inc.	73,924	3,017
* Kate Spade & Co.	86,128	2,876
* Visteon Corp.	29,767	2,870
Flowers Foods Inc.	119,660	2,721
* Tempur Sealy International Inc.	41,194	2,379
* Fossil Group Inc.	28,511	2,351
Dana Holding Corp.	109,864	2,325
Avon Products Inc.	289,805	2,316
* TreeHouse Foods Inc.	26,825	2,281
* Tenneco Inc.	38,756	2,225

	Wolverine World Wide Inc.	64,816	2,168
	Nu Skin Enterprises Inc. Class A	35,821	2,157
	Scotts Miracle-Gro Co. Class A	30,533	2,051
	Thor Industries Inc.	32,082	2,028
*	Skechers U.S.A. Inc. Class A	27,626	1,987
	Tupperware Brands Corp.	28,644	1,977
	Pool Corp.	27,684	1,931
*,^ Herbalife Ltd.		44,020	1,882
*	Vista Outdoor Inc.	42,846	1,835
*	Boston Beer Co. Inc. Class A	6,154	1,646
	HNI Corp.	29,688	1,638
*	Post Holdings Inc.	34,936	1,636
*	Deckers Outdoor Corp.	21,906	1,596
*	Darling Ingredients Inc.	109,768	1,538
	Ryland Group Inc.	31,116	1,517
*	TRI Pointe Homes Inc.	97,415	1,503
	Cooper Tire & Rubber Co.	34,387	1,473
*	Helen of Troy Ltd.	18,053	1,471
*	Steven Madden Ltd.	38,237	1,453
*	G-III Apparel Group Ltd.	12,783	1,440
*	Zynga Inc. Class A	491,869	1,402
*	Take-Two Interactive Software Inc.	53,829	1,370
*	Meritage Homes Corp.	27,145	1,320
	Columbia Sportswear Co.	21,252	1,294
	Spectrum Brands Holdings Inc.	14,299	1,281
	Lancaster Colony Corp.	12,753	1,214
	Coty Inc. Class A	49,601	1,204
*	Select Comfort Corp.	34,864	1,202
	Snyder's-Lance Inc.	37,432	1,196
*	American Axle & Manufacturing Holdings Inc.	45,473	1,175
*	Iconix Brand Group Inc.	34,811	1,172
	Herman Miller Inc.	42,085	1,168
	KB Home	72,628	1,134
*	Gentherm Inc.	22,292	1,126
	Vector Group Ltd.	51,013	1,121
	Sanderson Farms Inc.	13,963	1,112
	J&J Snack Foods Corp.	10,008	1,068
*	Standard Pacific Corp.	117,921	1,061
	Fresh Del Monte Produce Inc.	27,156	1,057
	B&G Foods Inc.	35,677	1,050
	Steelcase Inc. Class A	55,028	1,042
*	Dorman Products Inc.	20,331	1,011
	Dean Foods Co.	60,127	994
*	Seaboard Corp.	237	979
	Schweitzer-Mauduit International Inc.	20,942	966
*	GoPro Inc. Class A	21,910	951
	La-Z-Boy Inc.	33,661	946
	MDC Holdings Inc.	31,807	906
	Knoll Inc.	37,546	880
	Andersons Inc.	21,233	878
*	TiVo Inc.	79,218	840
	Interface Inc. Class A	38,594	802
^	Pilgrim's Pride Corp.	35,235	796
	WD-40 Co.	8,917	789
	Drew Industries Inc.	12,522	771
	Universal Corp.	16,025	756
	Cal-Maine Foods Inc.	19,344	756
*	Tumi Holdings Inc.	29,500	722

Briggs & Stratton Corp.	30,814	633
Libbey Inc.	15,729	628
* Universal Electronics Inc.	10,955	618
Oxford Industries Inc.	7,925	598
Standard Motor Products Inc.	13,847	585
Remy International Inc.	25,871	575
* USANA Health Sciences Inc.	5,114	568
* iRobot Corp.	17,280	564
Ethan Allen Interiors Inc.	19,828	548
Nutrisystem Inc.	27,076	541
Inter Parfums Inc.	16,444	536
Phibro Animal Health Corp. Class A	14,803	524
* Crocs Inc.	42,184	498
Callaway Golf Co.	49,970	476
* Revlon Inc. Class A	11,180	461
Tootsie Roll Industries Inc.	13,549	460
* Unifi Inc.	12,591	454
Movado Group Inc.	15,879	453
* ACCO Brands Corp.	54,363	452
* Cooper-Standard Holding Inc.	7,558	447
* Diamond Foods Inc.	12,862	419
* Blount International Inc.	31,829	410
Winnebago Industries Inc.	19,069	405
* Cavco Industries Inc.	5,396	405
* DTS Inc.	11,395	388
* Modine Manufacturing Co.	27,843	375
* M/I Homes Inc.	15,193	362
Calavo Growers Inc.	7,012	361
* Boulder Brands Inc.	37,697	359
* Elizabeth Arden Inc.	22,710	354
* Medifast Inc.	11,307	339
Arctic Cat Inc.	9,186	334
* Vera Bradley Inc.	19,100	310
* Hovnanian Enterprises Inc. Class A	86,767	309
* Tower International Inc.	11,407	303
* RealD Inc.	23,425	300
* Taylor Morrison Home Corp. Class A	14,000	292
* Federal-Mogul Holdings Corp.	21,259	283
* WCI Communities Inc.	11,471	275
* Glu Mobile Inc.	53,101	266
* Quiksilver Inc.	143,600	266
* Wayfair Inc.	8,216	264
* Perry Ellis International Inc.	11,220	260
* Eastman Kodak Co.	13,500	256
Coca-Cola Bottling Co. Consolidated	2,239	253
* LGI Homes Inc.	15,044	251
John B Sanfilippo & Son Inc.	5,657	244
Bassett Furniture Industries Inc.	8,483	242
* Nutraceutical International Corp.	11,999	236
* National Beverage Corp.	9,274	226
Weyco Group Inc.	7,270	217
Strattec Security Corp.	2,925	216
Superior Industries International Inc.	11,347	215
* Nautilus Inc.	13,942	213
* ZAGG Inc.	23,585	204
Johnson Outdoors Inc. Class A	6,125	203
* Central Garden and Pet Co. Class A	18,633	198
Alico Inc.	3,661	188

*	Motorcar Parts of America Inc.	6,686	186
*	Stoneridge Inc.	16,264	184
*	Beazer Homes USA Inc.	10,215	181
*	Lifeway Foods Inc.	8,078	173
	Titan International Inc.	18,148	170
	Flexsteel Industries Inc.	5,296	166
*	Omega Protein Corp.	11,680	160
	Cherokee Inc.	8,203	160
*	Malibu Boats Inc. Class A	6,763	158
	MGP Ingredients Inc.	11,180	150
	National Presto Industries Inc.	2,362	150
*	Central Garden and Pet Co.	15,138	149
*	Lifevantage Corp.	180,900	143
*	Shiloh Industries Inc.	10,144	142
*	William Lyon Homes Class A	5,342	138
	Hooker Furniture Corp.	6,619	126
*	Vince Holding Corp.	6,724	125
*	New Home Co. Inc.	7,785	124
	Oil-Dri Corp. of America	3,637	122
	Culp Inc.	4,439	119
	A-Mark Precious Metals Inc.	10,615	112
*	Inventure Foods Inc.	10,030	112
*	Farmer Bros Co.	4,375	108
	Rocky Brands Inc.	4,880	105
*	Lakeland Industries Inc.	11,600	104
*	Skullcandy Inc.	9,100	103
	LS Starrett Co. Class A	4,950	94
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		34,899	93
*	Sequential Brands Group Inc.	8,689	93
*	American Apparel Inc.	132,356	93
	Lifetime Brands Inc.	6,025	92
	Limoneira Co.	3,951	86
	Griffin Land & Nurseries Inc.	2,716	84
*	Black Diamond Inc.	8,914	84
*	Alliance One International Inc.	73,050	80
	Nature's Sunshine Products Inc.	6,088	80
	Female Health Co.	27,161	77
*	Clean Diesel Technologies Inc.	41,054	75
	Escalade Inc.	4,289	75
*	Century Communities Inc.	3,571	69
*	Dixie Group Inc.	7,526	68
*	JAKKS Pacific Inc.	9,900	68
*	Charles & Colvard Ltd.	57,155	67
	Marine Products Corp.	7,638	65
*	Craft Brew Alliance Inc.	4,554	62
*	Seneca Foods Corp. Class A	1,893	56
	Acme United Corp.	2,950	55
	Orchids Paper Products Co.	1,953	53
*	Fox Factory Holding Corp.	3,300	51
*	Jamba Inc.	2,235	33
*	Nova Lifestyle Inc.	13,100	33
*	P&F Industries Inc. Class A	4,580	31
*	LeapFrog Enterprises Inc.	12,012	26
	Golden Enterprises Inc.	6,718	26
*,^ Freshpet Inc.		1,079	21
	Superior Uniform Group Inc.	1,100	21
*	Fuel Systems Solutions Inc.	1,842	20
	Emerson Radio Corp.	12,162	16

* Natural Alternatives International Inc.	2,300	13
* Willamette Valley Vineyards Inc.	902	5
* Crystal Rock Holdings Inc.	2,800	2
* Stanley Furniture Co. Inc.	364	1
* Koss Corp.	241	1
		1,494,984
Consumer Services (8.3%)
Walt Disney Co.	1,020,939	107,086
Home Depot Inc.	879,638	99,936
* Amazon.com Inc.	247,962	92,267
Wal-Mart Stores Inc.	1,075,684	88,475
Comcast Corp. Class A	1,527,520	86,259
CVS Health Corp.	751,034	77,514
McDonald's Corp.	641,517	62,509
Walgreens Boots Alliance Inc.	582,020	49,285
Lowe's Cos. Inc.	649,445	48,312
Starbucks Corp.	475,494	45,029
Costco Wholesale Corp.	294,014	44,542
Time Warner Inc.	526,623	44,468
* eBay Inc.	726,926	41,929
* Priceline Group Inc.	34,673	40,365
Twenty-First Century Fox Inc. Class A	1,179,244	39,906
McKesson Corp.	155,416	35,155
Target Corp.	425,148	34,892
TJX Cos. Inc.	439,445	30,783
* DIRECTV	335,641	28,563
Time Warner Cable Inc.	187,572	28,113
Delta Air Lines Inc.	550,241	24,739
American Airlines Group Inc.	465,032	24,544
Kroger Co.	311,550	23,883
Yum! Brands Inc.	288,773	22,732
Southwest Airlines Co.	451,612	20,006
Cardinal Health Inc.	220,228	19,880
CBS Corp. Class B	295,278	17,903
* United Continental Holdings Inc.	256,112	17,224
Viacom Inc. Class B	243,508	16,632
* Netflix Inc.	38,363	15,985
AmerisourceBergen Corp. Class A	139,055	15,806
L Brands Inc.	166,142	15,666
* Dollar General Corp.	202,602	15,272
Macy's Inc.	230,199	14,942
Sysco Corp.	394,888	14,899
Las Vegas Sands Corp.	267,645	14,731
* AutoZone Inc.	21,290	14,523
Carnival Corp.	296,349	14,177
Ross Stores Inc.	132,035	13,911
* O'Reilly Automotive Inc.	64,323	13,909
* Chipotle Mexican Grill Inc. Class A	20,713	13,475
Omnicom Group Inc.	164,495	12,827
Whole Foods Market Inc.	240,187	12,509
* Charter Communications Inc. Class A	55,996	10,813
* Dollar Tree Inc.	130,465	10,587
Comcast Corp.	185,765	10,415
Marriott International Inc. Class A	129,026	10,363
Kohl's Corp.	127,917	10,010
* DISH Network Corp. Class A	141,505	9,914
* CarMax Inc.	140,040	9,664

Starwood Hotels & Resorts Worldwide Inc.	114,417	9,554
* Bed Bath & Beyond Inc.	117,700	9,036
Nielsen NV	197,994	8,825
* Liberty Interactive Corp. Class A	283,014	8,261
Royal Caribbean Cruises Ltd.	95,166	7,789
* Hilton Worldwide Holdings Inc.	262,584	7,778
Tractor Supply Co.	90,978	7,739
Nordstrom Inc.	95,155	7,643
Best Buy Co. Inc.	199,038	7,522
Signet Jewelers Ltd.	53,422	7,414
Advance Auto Parts Inc.	48,645	7,282
Wyndham Worldwide Corp.	80,324	7,267
Staples Inc.	426,276	6,942
Wynn Resorts Ltd.	54,046	6,803
Gap Inc.	155,305	6,729
Tiffany & Co.	73,236	6,446
* Sirius XM Holdings Inc.	1,674,477	6,397
* Ulta Salon Cosmetics & Fragrance Inc.	40,826	6,159
* TripAdvisor Inc.	73,752	6,134
Interpublic Group of Cos. Inc.	274,918	6,081
Expedia Inc.	64,544	6,076
Foot Locker Inc.	94,694	5,966
* Hertz Global Holdings Inc.	274,682	5,955
H&R Block Inc.	183,539	5,886
Alaska Air Group Inc.	87,530	5,793
Family Dollar Stores Inc.	72,490	5,744
* Rite Aid Corp.	653,950	5,683
Gannett Co. Inc.	151,286	5,610
* Discovery Communications Inc.	179,934	5,304
* Liberty Media Corp.	137,260	5,243
* News Corp. Class A	326,850	5,233
* MGM Resorts International	245,508	5,163
Darden Restaurants Inc.	74,422	5,160
Omnicare Inc.	65,371	5,037
* IHS Inc. Class A	43,634	4,964
Williams-Sonoma Inc.	55,221	4,402
FactSet Research Systems Inc.	26,468	4,214
* Avis Budget Group Inc.	71,072	4,194
* Norwegian Cruise Line Holdings Ltd.	76,416	4,127
* Spirit Airlines Inc.	48,588	3,759
Domino's Pizza Inc.	37,154	3,736
* Sally Beauty Holdings Inc.	105,561	3,628
* Madison Square Garden Co. Class A	42,661	3,611
Dick's Sporting Goods Inc.	63,252	3,605
KAR Auction Services Inc.	94,039	3,567
Scripps Networks Interactive Inc. Class A	51,331	3,519
Aramark	110,673	3,501
* JetBlue Airways Corp.	176,169	3,391
Service Corp. International	128,483	3,347
* Office Depot Inc.	363,045	3,340
Graham Holdings Co. Class B	3,076	3,229
* AutoNation Inc.	49,236	3,167
Cinemark Holdings Inc.	69,727	3,143
Dunkin' Brands Group Inc.	65,091	3,096
Dun & Bradstreet Corp.	24,049	3,087
* Discovery Communications Inc. Class A	98,916	3,043
* Urban Outfitters Inc.	65,797	3,004
* AMC Networks Inc. Class A	38,750	2,970

*	VCA Inc.	53,578	2,937
	Tribune Media Co. Class A	48,156	2,928
	International Game Technology	165,409	2,880
	GNC Holdings Inc. Class A	58,594	2,875
*	Copart Inc.	76,055	2,857
*	Sprouts Farmers Market Inc.	80,910	2,850
^	GameStop Corp. Class A	72,356	2,747
*	Panera Bread Co. Class A	17,045	2,727
	Brinker International Inc.	42,030	2,587
	Cablevision Systems Corp. Class A	139,277	2,549
	Vail Resorts Inc.	24,309	2,514
	Jack in the Box Inc.	25,920	2,486
*	United Natural Foods Inc.	31,723	2,444
	Cracker Barrel Old Country Store Inc.	15,960	2,428
*	Liberty Media Corp. Class A	62,716	2,418
*	Burlington Stores Inc.	39,934	2,373
*	Live Nation Entertainment Inc.	93,662	2,363
*	Restoration Hardware Holdings Inc.	23,700	2,351
	Casey's General Stores Inc.	25,784	2,323
*	Buffalo Wild Wings Inc.	12,578	2,280
	Six Flags Entertainment Corp.	46,970	2,274
*	Groupon Inc. Class A	314,294	2,266
	Dillard's Inc. Class A	16,075	2,194
*	Pandora Media Inc.	133,775	2,168
	CST Brands Inc.	49,152	2,154
*	Murphy USA Inc.	29,011	2,100
	Allegiant Travel Co. Class A	10,748	2,067
	DSW Inc. Class A	54,396	2,006
	Wendy's Co.	183,852	2,004
*,^ SolarCity Corp.		38,662	1,983
*	ServiceMaster Global Holdings Inc.	58,381	1,970
	Lions Gate Entertainment Corp.	56,223	1,907
*	Starz	55,041	1,894
	American Eagle Outfitters Inc.	110,214	1,882
*	Yelp Inc. Class A	39,585	1,874
*	Cabela's Inc.	33,175	1,857
	John Wiley & Sons Inc. Class A	30,185	1,846
	Bloomin' Brands Inc.	73,994	1,800
	Sotheby's	41,728	1,763
	Chico's FAS Inc.	97,894	1,732
*	GrubHub Inc.	38,056	1,727
*	HomeAway Inc.	56,984	1,719
	Big Lots Inc.	35,682	1,714
*	Life Time Fitness Inc.	23,644	1,678
*	Houghton Mifflin Harcourt Co.	71,054	1,668
*	SUPERVALU Inc.	140,767	1,637
	Rollins Inc.	66,118	1,635
	Men's Wearhouse Inc.	31,206	1,629
*	JC Penney Co. Inc.	182,908	1,538
	Texas Roadhouse Inc. Class A	42,063	1,532
	Choice Hotels International Inc.	23,620	1,513
	Cheesecake Factory Inc.	30,636	1,511
	Sinclair Broadcast Group Inc. Class A	48,030	1,509
	Lithia Motors Inc. Class A	15,109	1,502
	Time Inc.	65,352	1,467
*	La Quinta Holdings Inc.	61,219	1,450
	HSN Inc.	20,956	1,430
	Penske Automotive Group Inc.	27,141	1,397

*	Hyatt Hotels Corp. Class A	23,403	1,386
	Meredith Corp.	24,824	1,384
*	Asbury Automotive Group Inc.	16,489	1,370
*	Pinnacle Entertainment Inc.	37,702	1,361
*	Grand Canyon Education Inc.	31,304	1,355
*	Bright Horizons Family Solutions Inc.	26,369	1,352
	Extended Stay America Inc.	68,943	1,346
	AMERCO	3,990	1,318
	Sabre Corp.	53,910	1,310
	Monro Muffler Brake Inc.	19,977	1,300
	Chemed Corp.	10,728	1,281
	Group 1 Automotive Inc.	14,623	1,262
*	Ascena Retail Group Inc.	86,730	1,258
	Dolby Laboratories Inc. Class A	32,325	1,234
	DineEquity Inc.	11,524	1,233
	New York Times Co. Class A	89,594	1,233
	Aaron's Inc.	43,492	1,231
	Hillenbrand Inc.	39,690	1,225
	Matthews International Corp. Class A	23,779	1,225
	Marriott Vacations Worldwide Corp.	15,044	1,219
	DeVry Education Group Inc.	36,447	1,216
	Regal Entertainment Group Class A	53,004	1,211
*	DreamWorks Animation SKG Inc. Class A	49,685	1,202
	PriceSmart Inc.	14,074	1,196
*	ANN Inc.	29,078	1,193
*	Fresh Market Inc.	29,134	1,184
	Sonic Corp.	36,826	1,167
*	Five Below Inc.	32,667	1,162
*	Apollo Education Group Inc.	61,284	1,159
	Morningstar Inc.	15,441	1,157
	Papa John's International Inc.	18,576	1,148
	Buckle Inc.	22,209	1,135
*	Michaels Cos. Inc.	40,821	1,105
*	Genesco Inc.	15,399	1,097
	Nexstar Broadcasting Group Inc. Class A	19,076	1,092
*	Shutterfly Inc.	23,878	1,080
*	WebMD Health Corp.	23,902	1,048
	SeaWorld Entertainment Inc.	53,000	1,022
*	comScore Inc.	19,678	1,008
*	Fiesta Restaurant Group Inc.	16,411	1,001
*	Beacon Roofing Supply Inc.	31,872	998
*	Hibbett Sports Inc.	19,289	946
	Rent-A-Center Inc.	33,816	928
	Children's Place Inc.	14,430	926
	Finish Line Inc. Class A	37,593	922
*	Acxiom Corp.	48,693	900
*,^ Sears Holdings Corp.		21,675	897
*	Penn National Gaming Inc.	56,493	885
	Scholastic Corp.	21,566	883
	Guess? Inc.	46,930	872
	Churchill Downs Inc.	7,456	857
	Abercrombie & Fitch Co.	38,822	856
	Core-Mark Holding Co. Inc.	13,212	850
*	Media General Inc.	51,360	847
*	Constant Contact Inc.	22,028	842
	Brown Shoe Co. Inc.	24,445	802
*	Boyd Gaming Corp.	56,217	798
	Cato Corp. Class A	19,785	783

*	Popeyes Louisiana Kitchen Inc.	12,937	774
	SpartanNash Co.	24,491	773
*	Vitamin Shoppe Inc.	18,521	763
	Bob Evans Farms Inc.	16,473	762
	New Media Investment Group Inc.	31,832	762
	National CineMedia Inc.	48,573	733
	Pier 1 Imports Inc.	52,371	732
*	Orbitz Worldwide Inc.	62,426	728
*	Hawaiian Holdings Inc.	32,998	727
	Interval Leisure Group Inc.	27,598	723
*	EW Scripps Co. Class A	25,158	715
*	Red Robin Gourmet Burgers Inc.	8,221	715
*	BJ's Restaurants Inc.	14,075	710
*	Krispy Kreme Doughnuts Inc.	35,330	706
	MDC Partners Inc. Class A	24,296	689
*,^ Conn's Inc.		22,594	684
	Sonic Automotive Inc. Class A	27,233	678
*	Diamond Resorts International Inc.	19,525	653
*	Mattress Firm Holding Corp.	9,258	645
*	Express Inc.	38,600	638
*	Stamps.com Inc.	9,326	628
*	Zumiez Inc.	15,329	617
	Stage Stores Inc.	26,792	614
	Ingles Markets Inc. Class A	12,209	604
	International Speedway Corp. Class A	17,499	571
*	Bankrate Inc.	50,218	569
*	Belmond Ltd. Class A	45,955	564
*	Tuesday Morning Corp.	34,594	557
*	Regis Corp.	33,533	549
*	Lands' End Inc.	15,258	547
*	Barnes & Noble Inc.	22,947	545
*	Rush Enterprises Inc. Class A	19,874	544
	Fred's Inc. Class A	31,791	543
*	Biglari Holdings Inc.	1,273	527
*	Lumber Liquidators Holdings Inc.	17,124	527
	ClubCorp Holdings Inc.	27,156	526
	SkyWest Inc.	35,866	524
*	Carmike Cinemas Inc.	15,527	522
*	Denny's Corp.	45,438	518
*,^ Caesars Entertainment Corp.		48,700	513
	Capella Education Co.	7,860	510
*,^ TrueCar Inc.		27,500	491
*	Republic Airways Holdings Inc.	34,860	479
	AMC Entertainment Holdings Inc.	12,877	457
*	Global Eagle Entertainment Inc.	32,463	432
	Harte-Hanks Inc.	52,600	410
*	Gray Television Inc.	29,679	410
*	FTD Cos. Inc.	13,416	402
*	Caesars Acquisition Co. Class A	57,698	392
*	Providence Service Corp.	7,254	385
*	zulily Inc. Class A	29,211	379
	PetMed Express Inc.	22,501	372
*	Scientific Games Corp. Class A	35,364	370
*	RetailMeNot Inc.	20,500	369
*	XO Group Inc.	20,857	369
*	MarineMax Inc.	13,861	367
*	Chegg Inc.	45,886	365
*	Ruby Tuesday Inc.	59,748	359

*	Diplomat Pharmacy Inc.	10,289	356
	Weis Markets Inc.	7,026	350
*	Journal Communications Inc. Class A	23,342	346
*	Blue Nile Inc.	10,736	342
*	American Public Education Inc.	11,260	338
*	Steiner Leisure Ltd.	7,084	336
*	Francesca's Holdings Corp.	18,700	333
*	America's Car-Mart Inc.	6,119	332
	Marcus Corp.	15,559	331
*	Chefs' Warehouse Inc.	14,709	330
*	Entercom Communications Corp. Class A	27,038	329
*	Career Education Corp.	63,788	321
	Tribune Publishing Co.	16,300	316
	Carriage Services Inc. Class A	13,202	315
*	Liquidity Services Inc.	31,800	314
	Shoe Carnival Inc.	10,511	309
*	Pep Boys-Manny Moe & Jack	31,098	299
	Clear Channel Outdoor Holdings Inc. Class A	28,026	284
	World Wrestling Entertainment Inc. Class A	20,153	282
*,^ Coupons.com Inc.		24,000	282
*	1-800-Flowers.com Inc. Class A	23,555	279
*	Kirkland's Inc.	11,486	273
*	Ascent Capital Group Inc. Class A	6,741	268
*	Avid Technology Inc.	17,965	268
*	Overstock.com Inc.	10,886	264
	Haverty Furniture Cos. Inc.	10,595	264
	Stein Mart Inc.	21,111	263
*	SFX Entertainment Inc.	63,576	260
*	Rubicon Project Inc.	14,500	260
*	EVINE Live Inc.	37,434	251
*	Strayer Education Inc.	4,690	250
*	Citi Trends Inc.	9,013	243
	Bon-Ton Stores Inc.	34,844	243
	Entravision Communications Corp. Class A	37,271	236
*	Sizmek Inc.	32,321	235
*	Del Frisco's Restaurant Group Inc.	11,576	233
*	ITT Educational Services Inc.	32,600	221
*	Zoe's Kitchen Inc.	6,569	219
*	West Marine Inc.	23,189	215
*	Isle of Capri Casinos Inc.	15,073	212
*	Cumulus Media Inc. Class A	85,700	212
*	Townsquare Media Inc. Class A	16,400	211
*	Daily Journal Corp.	1,128	207
*	Morgans Hotel Group Co.	26,551	206
*	SP Plus Corp.	9,382	205
	Ruth's Hospitality Group Inc.	12,550	199
	Saga Communications Inc. Class A	4,416	197
	Big 5 Sporting Goods Corp.	14,278	189
	Speedway Motorsports Inc.	8,106	184
*	K12 Inc.	11,400	179
*	Kona Grill Inc.	6,103	173
*	TechTarget Inc.	14,942	172
	Collectors Universe Inc.	7,501	169
*	Full House Resorts Inc.	107,962	163
*	Reading International Inc. Class A	11,662	157
	Destination Maternity Corp.	10,343	156
*	McClatchy Co. Class A	80,024	147
*	Chuy's Holdings Inc.	6,400	144

*	Bravo Brio Restaurant Group Inc.	9,503	140
*	Destination XL Group Inc.	27,724	137
*,^ El Pollo Loco Holdings Inc.		5,335	137
*	Dave & Buster's Entertainment Inc.	4,400	134
*,^ Weight Watchers International Inc.		19,100	134
*	Famous Dave's of America Inc.	4,588	131
*,^ Net Element Inc.		107,073	124
*	Demand Media Inc.	21,412	122
*	Eldorado Resorts Inc.	23,752	119
*	Lee Enterprises Inc.	36,801	117
*,^ Container Store Group Inc.		5,984	114
*	Monarch Casino & Resort Inc.	5,883	113
	Village Super Market Inc. Class A	3,510	110
*	Fairway Group Holdings Corp.	16,200	110
*	Carrols Restaurant Group Inc.	13,226	110
*	Christopher & Banks Corp.	19,107	106
*	Natural Grocers by Vitamin Cottage Inc.	3,800	105
*	Bridgepoint Education Inc.	10,232	99
*	Autobytel Inc.	6,554	97
	CSS Industries Inc.	3,040	92
*	PCM Inc.	9,786	91
*	Radio One Inc.	29,413	91
*	Aeropostale Inc.	25,300	88
*	Intrawest Resorts Holdings Inc.	9,915	86
*,^ Viggle Inc.		56,700	81
	AH Belo Corp. Class A	9,735	80
*	Clean Energy Fuels Corp.	14,954	80
*	Noodles & Co. Class A	4,500	78
*	Emmis Communications Corp. Class A	39,190	78
	Town Sports International Holdings Inc.	11,065	75
*	CafePress Inc.	19,289	75
*	hhgregg Inc.	11,539	71
*	Rave Restaurant Group Inc.	5,000	70
*	Diversified Restaurant Holdings Inc.	16,000	67
*	Martha Stewart Living Omnimedia Inc. Class A	10,300	67
*	YuMe Inc.	12,750	66
*	Care.com Inc.	8,532	65
*,^ Remark Media Inc.		14,727	63
*	Empire Resorts Inc.	13,479	62
*	Smart & Final Stores Inc.	3,225	57
*	Angie's List Inc.	9,190	54
*	Luby's Inc.	10,342	54
	Courier Corp.	2,132	52
	CBS Corp. Class A	800	49
*	RealNetworks Inc.	7,101	48
	Liberator Medical Holdings Inc.	13,600	48
*	Profire Energy Inc.	34,600	47
*	Dex Media Inc.	10,990	46
*	Century Casinos Inc.	7,747	42
	Winmark Corp.	463	41
	Ark Restaurants Corp.	1,599	40
*	Virgin America Inc.	1,200	36
*	Build-A-Bear Workshop Inc.	1,846	36
*	Lakes Entertainment Inc.	4,142	36
*	Envivio Inc.	19,988	35
*	Red Lion Hotels Corp.	5,286	35
*	Digital Turbine Inc.	10,800	35
*	Pacific Sunwear of California Inc.	12,700	35

*	Boot Barn Holdings Inc.	1,350	32
*	Dover Saddlery Inc.	6,500	30
*	Insignia Systems Inc.	9,200	28
*	Speed Commerce Inc.	41,347	26
	Frisch's Restaurants Inc.	877	24
*	RLJ Entertainment Inc.	16,229	24
*	Ambassadors Group Inc.	9,134	23
	Beasley Broadcast Group Inc. Class A	4,400	22
*	Shake Shack Inc. Class A	440	22
	TheStreet Inc.	12,030	22
*	Tile Shop Holdings Inc.	1,700	21
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Books-A-Million Inc.	6,152	17
*	Gaiam Inc. Class A	2,251	16
*	RCI Hospitality Holdings Inc.	1,511	16
*	MaxPoint Interactive Inc.	1,612	15
*	Liberty Tax Inc.	530	15
*	Everyday Health Inc.	1,095	14
*,^ LiveDeal Inc.		3,600	11
	Nathan's Famous Inc.	200	11
*	Gaming Partners International Corp.	800	9
*	Cambium Learning Group Inc.	2,620	8
*	New York & Co. Inc.	2,966	7
*	Trans World Entertainment Corp.	1,828	7
*	Perfumania Holdings Inc.	963	5
*	Potbelly Corp.	350	5
*	Cosi Inc.	1,592	4
*	Dover Downs Gaming & Entertainment Inc.	3,333	4
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
*	Spark Networks Inc.	400	2
*	SPAR Group Inc.	1,100	2
*	Premier Exhibitions Inc.	256	1
*	Local Corp.	1,300	1
			2,135,283
Financials (11.2%)
	Wells Fargo & Co.	3,438,810	187,071
*	Berkshire Hathaway Inc. Class B	1,111,540	160,417
	JPMorgan Chase & Co.	2,488,417	150,748
	Bank of America Corp.	7,021,176	108,056
	Citigroup Inc.	1,923,738	99,111
	Visa Inc. Class A	1,310,772	85,738
	MasterCard Inc. Class A	667,619	57,676
	American Express Co.	680,273	53,143
	US Bancorp	1,192,127	52,060
	Goldman Sachs Group Inc.	276,213	51,920
	American International Group Inc.	916,039	50,190
	Simon Property Group Inc.	207,507	40,597
	Morgan Stanley	976,671	34,857
	PNC Financial Services Group Inc.	351,300	32,755
	Bank of New York Mellon Corp.	724,309	29,146
	Capital One Financial Corp.	368,226	29,024
	MetLife Inc.	568,770	28,751
	American Tower Corporation	280,465	26,406
	BlackRock Inc.	71,644	26,210
	Prudential Financial Inc.	303,057	24,338
	Charles Schwab Corp.	787,621	23,975
	ACE Ltd.	210,352	23,452

Travelers Cos. Inc.	214,510	23,195
CME Group Inc.	213,653	20,235
Marsh & McLennan Cos. Inc.	359,904	20,187
Allstate Corp.	277,586	19,756
Public Storage	98,078	19,335
State Street Corp.	261,138	19,201
Equity Residential	242,557	18,885
McGraw Hill Financial Inc.	182,321	18,852
BB&T Corp.	480,515	18,735
Crown Castle International Corp.	222,834	18,393
Aflac Inc.	285,702	18,288
Aon plc	186,827	17,958
Health Care REIT Inc.	231,635	17,919
Intercontinental Exchange Inc.	74,669	17,418
* Berkshire Hathaway Inc. Class A	78	16,965
Discover Financial Services	298,120	16,799
Ventas Inc.	220,586	16,107
Ameriprise Financial Inc.	121,664	15,919
Chubb Corp.	153,859	15,555
AvalonBay Communities Inc.	88,201	15,369
Prologis Inc.	341,420	14,872
Boston Properties Inc.	102,208	14,358
SunTrust Banks Inc.	348,606	14,324
Moody's Corp.	135,180	14,032
Franklin Resources Inc.	269,819	13,847
T. Rowe Price Group Inc.	165,094	13,369
HCP Inc.	307,159	13,272
Vornado Realty Trust	112,924	12,647
Hartford Financial Services Group Inc.	288,032	12,045
Weyerhaeuser Co.	350,423	11,617
Invesco Ltd.	286,634	11,376
General Growth Properties Inc.	353,670	10,451
Northern Trust Corp.	149,334	10,401
Fifth Third Bancorp	549,328	10,355
Host Hotels & Resorts Inc.	505,650	10,204
Progressive Corp.	373,690	10,164
M&T Bank Corp.	79,792	10,134
Principal Financial Group Inc.	196,396	10,089
Lincoln National Corp.	170,953	9,823
Essex Property Trust Inc.	42,680	9,812
Macerich Co.	105,446	8,892
Equinix Inc.	36,591	8,520
Regions Financial Corp.	895,308	8,461
SL Green Realty Corp.	65,793	8,446
KeyCorp	576,670	8,166
Loews Corp.	199,483	8,145
* Affiliated Managers Group Inc.	36,616	7,864
Realty Income Corp.	150,071	7,744
Equifax Inc.	79,667	7,409
* CBRE Group Inc. Class A	188,756	7,307
Western Union Co.	348,810	7,259
Kimco Realty Corp.	260,655	6,999
* Markel Corp.	8,841	6,798
Federal Realty Investment Trust	45,845	6,749
Annaly Capital Management Inc.	631,767	6,570
Voya Financial Inc.	151,768	6,543
FNF Group	175,010	6,433
XL Group plc Class A	170,128	6,261

TD Ameritrade Holding Corp.	162,998	6,073
American Realty Capital Properties Inc.	615,415	6,062
* Ally Financial Inc.	288,089	6,044
Huntington Bancshares Inc.	539,994	5,967
Digital Realty Trust Inc.	90,172	5,948
UDR Inc.	172,549	5,872
Unum Group	168,080	5,669
Navient Corp.	273,221	5,555
Cincinnati Financial Corp.	103,424	5,510
* E*TRADE Financial Corp.	192,800	5,505
Comerica Inc.	119,828	5,408
CIT Group Inc.	117,352	5,295
First Republic Bank	91,912	5,247
Willis Group Holdings plc	107,641	5,186
Arthur J Gallagher & Co.	109,836	5,135
Jones Lang LaSalle Inc.	30,013	5,114
Plum Creek Timber Co. Inc.	117,413	5,102
American Capital Agency Corp.	235,107	5,015
Duke Realty Corp.	230,096	5,009
Extra Space Storage Inc.	73,740	4,983
* Alleghany Corp.	10,211	4,973
* Arch Capital Group Ltd.	80,717	4,972
Raymond James Financial Inc.	85,834	4,874
Alexandria Real Estate Equities Inc.	48,172	4,723
Torchmark Corp.	85,866	4,716
New York Community Bancorp Inc.	280,197	4,688
Iron Mountain Inc.	125,901	4,593
Lazard Ltd. Class A	85,750	4,510
WP Carey Inc.	65,954	4,485
* Realogy Holdings Corp.	97,691	4,443
SEI Investments Co.	100,494	4,431
Kilroy Realty Corp.	57,585	4,386
MSCI Inc. Class A	70,848	4,344
* SVB Financial Group	34,009	4,320
Camden Property Trust	54,913	4,290
Regency Centers Corp.	62,826	4,275
Reinsurance Group of America Inc. Class A	45,775	4,266
Legg Mason Inc.	75,071	4,144
* Signature Bank	31,817	4,123
NASDAQ OMX Group Inc.	78,922	4,020
Everest Re Group Ltd.	22,636	3,939
Apartment Investment & Management Co.	99,167	3,903
NorthStar Realty Finance Corp.	213,943	3,877
Mid-America Apartment Communities Inc.	50,136	3,874
East West Bancorp Inc.	95,550	3,866
DDR Corp.	204,048	3,799
* Liberty Ventures Class A	90,029	3,782
Omega Healthcare Investors Inc.	92,585	3,756
HCC Insurance Holdings Inc.	64,534	3,657
Zions Bancorporation	135,272	3,652
PartnerRe Ltd.	31,625	3,616
National Retail Properties Inc.	87,726	3,594
Liberty Property Trust	99,281	3,544
* Howard Hughes Corp.	22,515	3,490
Senior Housing Properties Trust	156,701	3,477
Starwood Property Trust Inc.	141,617	3,441
WR Berkley Corp.	67,960	3,433
Axis Capital Holdings Ltd.	64,768	3,341

Hudson City Bancorp Inc.	318,062	3,333
Hospitality Properties Trust	100,325	3,310
* Zillow Group Inc. Class A	32,537	3,263
CBOE Holdings Inc.	56,257	3,229
American Campus Communities Inc.	74,819	3,207
Lamar Advertising Co. Class A	53,840	3,191
People's United Financial Inc.	205,860	3,129
Corrections Corp. of America	77,526	3,121
Eaton Vance Corp.	74,910	3,119
Taubman Centers Inc.	40,219	3,102
BioMed Realty Trust Inc.	135,788	3,077
Spirit Realty Capital Inc.	252,859	3,055
PacWest Bancorp	64,834	3,040
American Financial Group Inc.	46,545	2,986
Sovran Self Storage Inc.	31,716	2,979
* Forest City Enterprises Inc. Class A	115,360	2,944
Equity LifeStyle Properties Inc.	53,402	2,934
CubeSmart	121,415	2,932
LaSalle Hotel Properties	75,373	2,929
Brixmor Property Group Inc.	109,527	2,908
RenaissanceRe Holdings Ltd.	29,071	2,899
Highwoods Properties Inc.	62,022	2,839
Assurant Inc.	45,912	2,819
* Liberty Broadband Corp.	49,647	2,810
Outfront Media Inc.	93,900	2,809
City National Corp.	31,414	2,798
NorthStar Asset Management Group Inc.	119,484	2,789
RLJ Lodging Trust	88,271	2,764
Douglas Emmett Inc.	91,961	2,741
Assured Guaranty Ltd.	103,670	2,736
Home Properties Inc.	38,442	2,664
Investors Bancorp Inc.	226,193	2,651
Weingarten Realty Investors	73,628	2,649
* SLM Corp.	283,021	2,626
Cullen/Frost Bankers Inc.	38,003	2,625
Waddell & Reed Financial Inc. Class A	52,929	2,622
Two Harbors Investment Corp.	244,117	2,593
* Synchrony Financial	83,867	2,545
Retail Properties of America Inc.	158,486	2,541
Brown & Brown Inc.	76,660	2,538
Umpqua Holdings Corp.	147,107	2,527
Allied World Assurance Co. Holdings AG	61,347	2,478
Synovus Financial Corp.	86,479	2,422
First American Financial Corp.	67,883	2,422
* Genworth Financial Inc. Class A	331,098	2,420
LPL Financial Holdings Inc.	54,670	2,398
* Popular Inc.	69,000	2,373
Old Republic International Corp.	156,747	2,342
Prosperity Bancshares Inc.	44,442	2,332
* Stifel Financial Corp.	41,835	2,332
Commerce Bancshares Inc.	54,727	2,316
Healthcare Trust of America Inc. Class A	82,752	2,305
Sunstone Hotel Investors Inc.	137,925	2,299
CNO Financial Group Inc.	133,432	2,298
* Equity Commonwealth	86,409	2,294
Sun Communities Inc.	34,317	2,290
EPR Properties	38,099	2,287
Rayonier Inc.	84,411	2,276

Columbia Property Trust Inc.	83,688	2,261
First Horizon National Corp.	157,720	2,254
Webster Financial Corp.	60,670	2,248
Tanger Factory Outlet Centers Inc.	63,688	2,240
American Homes 4 Rent Class A	134,160	2,220
Pebblebrook Hotel Trust	47,638	2,218
Validus Holdings Ltd.	52,690	2,218
Gaming and Leisure Properties Inc.	59,937	2,210
* MGIC Investment Corp.	227,523	2,191
* Strategic Hotels & Resorts Inc.	174,312	2,167
GEO Group Inc.	49,416	2,161
Radian Group Inc.	128,226	2,153
Chimera Investment Corp.	684,275	2,149
Federated Investors Inc. Class B	63,161	2,141
Hanover Insurance Group Inc.	29,467	2,139
CBL & Associates Properties Inc.	107,744	2,133
BankUnited Inc.	64,892	2,125
FirstMerit Corp.	110,237	2,101
First Niagara Financial Group Inc.	236,901	2,094
Post Properties Inc.	36,272	2,065
Hudson Pacific Properties Inc.	61,648	2,046
WP GLIMCHER Inc.	122,562	2,038
DCT Industrial Trust Inc.	58,685	2,034
Medical Properties Trust Inc.	135,187	1,993
MarketAxess Holdings Inc.	23,681	1,963
Aspen Insurance Holdings Ltd.	41,498	1,960
StanCorp Financial Group Inc.	28,488	1,954
MFA Financial Inc.	246,903	1,941
Piedmont Office Realty Trust Inc. Class A	103,505	1,926
Bank of the Ozarks Inc.	52,014	1,921
Brandywine Realty Trust	119,842	1,915
White Mountains Insurance Group Ltd.	2,795	1,913
Paramount Group Inc.	98,905	1,909
Colony Financial Inc. Class A	72,984	1,892
Associated Banc-Corp	101,332	1,885
DiamondRock Hospitality Co.	130,810	1,848
Healthcare Realty Trust Inc.	66,429	1,845
* PRA Group Inc.	33,740	1,833
Ryman Hospitality Properties Inc.	29,941	1,824
Primerica Inc.	35,649	1,815
Corporate Office Properties Trust	61,706	1,813
Bank of Hawaii Corp.	29,201	1,787
PrivateBancorp Inc.	49,267	1,733
Endurance Specialty Holdings Ltd.	28,326	1,732
Janus Capital Group Inc.	99,848	1,716
ProAssurance Corp.	37,232	1,709
Susquehanna Bancshares Inc.	123,536	1,694
Hancock Holding Co.	54,608	1,631
Santander Consumer USA Holdings Inc.	70,176	1,624
TCF Financial Corp.	101,467	1,595
Acadia Realty Trust	45,477	1,586
Kite Realty Group Trust	56,229	1,584
United Bankshares Inc.	41,568	1,562
Fulton Financial Corp.	124,807	1,540
WisdomTree Investments Inc.	71,183	1,528
MB Financial Inc.	48,757	1,527
FNB Corp.	115,730	1,521
First Industrial Realty Trust Inc.	70,019	1,500

* Texas Capital Bancshares Inc.	30,838	1,500
National Health Investors Inc.	21,052	1,495
Wintrust Financial Corp.	31,279	1,491
Xenia Hotels & Resorts Inc.	65,342	1,487
* Western Alliance Bancorp	50,103	1,485
Financial Engines Inc.	35,089	1,468
UMB Financial Corp.	27,608	1,460
Cathay General Bancorp	51,106	1,454
Cousins Properties Inc.	137,071	1,453
Symetra Financial Corp.	61,696	1,447
Washington Federal Inc.	66,135	1,442
DuPont Fabros Technology Inc.	43,848	1,433
* Liberty TripAdvisor Holdings Inc. Class A	44,862	1,426
New Residential Investment Corp.	94,299	1,417
American Equity Investment Life Holding Co.	48,516	1,413
Valley National Bancorp	148,226	1,399
RLI Corp.	26,174	1,372
AmTrust Financial Services Inc.	23,779	1,355
Alexander & Baldwin Inc.	31,326	1,353
IBERIABANK Corp.	21,390	1,348
BancorpSouth Inc.	57,879	1,344
Kennedy-Wilson Holdings Inc.	51,407	1,344
Erie Indemnity Co. Class A	15,393	1,343
Urban Edge Properties	56,362	1,336
Chesapeake Lodging Trust	39,433	1,334
Home BancShares Inc.	38,720	1,312
Invesco Mortgage Capital Inc.	83,190	1,292
First Citizens BancShares Inc. Class A	4,887	1,269
Equity One Inc.	47,263	1,261
Interactive Brokers Group Inc.	37,072	1,261
* Blackhawk Network Holdings Inc. Class B	35,362	1,257
Chambers Street Properties	159,458	1,257
Sabra Health Care REIT Inc.	37,466	1,242
Washington REIT	44,703	1,235
Empire State Realty Trust Inc.	65,298	1,228
Lexington Realty Trust	123,831	1,217
EastGroup Properties Inc.	20,213	1,216
* Springleaf Holdings Inc.	23,065	1,194
Glacier Bancorp Inc.	47,459	1,194
Mercury General Corp.	20,623	1,191
Government Properties Income Trust	52,112	1,191
Hatteras Financial Corp.	65,500	1,189
EverBank Financial Corp.	65,927	1,189
Trustmark Corp.	48,901	1,187
NRG Yield Inc. Class A	23,064	1,170
Pinnacle Financial Partners Inc.	26,153	1,163
Kemper Corp.	29,803	1,161
Retail Opportunity Investments Corp.	63,043	1,154
STAG Industrial Inc.	48,829	1,148
Old National Bancorp	80,928	1,148
New York REIT Inc.	109,164	1,144
South State Corp.	16,696	1,142
CVB Financial Corp.	71,593	1,141
PennyMac Mortgage Investment Trust	53,550	1,140
Columbia Banking System Inc.	38,900	1,127
International Bancshares Corp.	43,038	1,120
Education Realty Trust Inc.	31,645	1,120
First Financial Bankshares Inc.	40,438	1,118

CYS Investments Inc.	123,387	1,099
Potlatch Corp.	27,310	1,093
Artisan Partners Asset Management Inc. Class A	23,961	1,089
* Hilltop Holdings Inc.	56,027	1,089
LTC Properties Inc.	23,567	1,084
American Assets Trust Inc.	24,875	1,077
Argo Group International Holdings Ltd.	21,364	1,071
Pennsylvania REIT	45,628	1,060
Montpelier Re Holdings Ltd.	27,405	1,053
Capitol Federal Financial Inc.	84,270	1,053
* MBIA Inc.	113,011	1,051
Selective Insurance Group Inc.	35,966	1,045
* TESARO Inc.	18,198	1,045
National Penn Bancshares Inc.	96,527	1,040
* Liberty Broadband Corp. Class A	18,395	1,039
Evercore Partners Inc. Class A	19,971	1,032
PS Business Parks Inc.	12,391	1,029
Community Bank System Inc.	29,068	1,029
Horace Mann Educators Corp.	29,770	1,018
BOK Financial Corp.	16,340	1,000
Redwood Trust Inc.	55,538	992
FelCor Lodging Trust Inc.	86,179	990
* FNFV Group	69,231	976
First Midwest Bancorp Inc.	55,342	961
Parkway Properties Inc.	55,111	956
Select Income REIT	38,006	950
Home Loan Servicing Solutions Ltd.	55,581	919
BGC Partners Inc. Class A	97,162	918
* Credit Acceptance Corp.	4,696	916
Altisource Residential Corp.	43,594	909
WesBanco Inc.	27,572	898
Blackstone Mortgage Trust Inc. Class A	31,500	894
BBCN Bancorp Inc.	61,185	885
TFS Financial Corp.	60,052	882
Capstead Mortgage Corp.	74,864	881
* Enstar Group Ltd.	6,203	880
Summit Hotel Properties Inc.	62,382	878
Mack-Cali Realty Corp.	45,482	877
* LendingClub Corp.	44,384	872
Associated Estates Realty Corp.	35,306	871
Virtus Investment Partners Inc.	6,659	871
Astoria Financial Corp.	66,561	862
Sterling Bancorp	63,350	850
NBT Bancorp Inc.	33,822	848
First Financial Bancorp	47,516	846
Chemical Financial Corp.	26,752	839
* First Cash Financial Services Inc.	17,973	836
HFF Inc. Class A	22,257	836
* HRG Group Inc.	66,483	830
Westamerica Bancorporation	19,112	826
Ramco-Gershenson Properties Trust	44,080	820
Hersha Hospitality Trust Class A	126,331	817
New Senior Investment Group Inc.	48,526	807
* Investment Technology Group Inc.	26,214	795
Boston Private Financial Holdings Inc.	64,733	786
Nelnet Inc. Class A	16,320	772
Renasant Corp.	25,208	757
Provident Financial Services Inc.	40,366	753

	CoreSite Realty Corp.	15,397	750
	Stewart Information Services Corp.	18,408	748
	Northwest Bancshares Inc.	63,035	747
	American Capital Mortgage Investment Corp.	41,400	744
*	Navigators Group Inc.	9,426	734
*	Greenlight Capital Re Ltd. Class A	23,027	732
	Talmer Bancorp Inc. Class A	47,601	729
*	Essent Group Ltd.	30,300	724
	United Community Banks Inc.	38,117	720
	LegacyTexas Financial Group Inc.	31,265	711
	First Commonwealth Financial Corp.	78,308	705
	Gramercy Property Trust Inc.	24,997	702
	Infinity Property & Casualty Corp.	8,531	700
	Chatham Lodging Trust	23,585	694
*	St. Joe Co.	37,300	692
*	BofI Holding Inc.	7,356	684
*	Piper Jaffray Cos.	12,882	676
*	Encore Capital Group Inc.	16,077	669
	Union Bankshares Corp.	29,955	665
	Monogram Residential Trust Inc.	71,325	665
	Maiden Holdings Ltd.	44,637	662
	Starwood Waypoint Residential Trust	25,173	651
*	Eagle Bancorp Inc.	16,935	650
*	Ambac Financial Group Inc.	26,700	646
	Park National Corp.	7,528	644
	AMERISAFE Inc.	13,891	642
	Inland Real Estate Corp.	58,947	630
	OFG Bancorp	38,484	628
	Cohen & Steers Inc.	15,278	626
*	Ocwen Financial Corp.	75,551	623
	Wilshire Bancorp Inc.	62,116	619
	Franklin Street Properties Corp.	48,051	616
	Employers Holdings Inc.	22,686	612
	First Merchants Corp.	25,813	608
	Independent Bank Corp.	13,839	607
	Physicians Realty Trust	34,052	600
	Universal Health Realty Income Trust	10,657	599
	TowneBank	37,267	599
	National Bank Holdings Corp. Class A	31,675	596
	ARMOUR Residential REIT Inc.	187,243	594
	Alexander's Inc.	1,287	588
*	First BanCorp	94,771	588
*	Capital Bank Financial Corp.	21,236	586
	CyrusOne Inc.	18,327	570
	Ashford Hospitality Trust Inc.	58,255	560
	Greenhill & Co. Inc.	14,070	558
	Southside Bancshares Inc.	19,433	558
	Aviv REIT Inc.	15,250	557
	FBL Financial Group Inc. Class A	8,929	554
*	iStar Financial Inc.	42,017	546
	Apollo Commercial Real Estate Finance Inc.	31,001	533
	Saul Centers Inc.	9,308	532
	City Holding Co.	11,253	529
*	Customers Bancorp Inc.	21,681	528
	United Fire Group Inc.	16,523	525
*,^ Walter Investment Management Corp.		32,209	520
	TrustCo Bank Corp. NY	75,516	520
	Arlington Asset Investment Corp. Class A	21,436	516

* KCG Holdings Inc. Class A	41,757	512
* Nationstar Mortgage Holdings Inc.	20,600	510
Flushing Financial Corp.	25,419	510
National Western Life Insurance Co. Class A	2,004	510
Ameris Bancorp	19,124	505
S&T Bancorp Inc.	17,625	500
National General Holdings Corp.	26,700	499
Terreno Realty Corp.	21,798	497
Apollo Residential Mortgage Inc.	31,124	496
* Yadkin Financial Corp.	24,344	494
CenterState Banks Inc.	41,016	488
Hanmi Financial Corp.	22,358	473
QTS Realty Trust Inc. Class A	12,976	472
Rouse Properties Inc.	24,666	468
Oritani Financial Corp.	31,918	464
* FCB Financial Holdings Inc. Class A	16,803	460
Cardinal Financial Corp.	22,505	450
Lakeland Financial Corp.	11,037	448
TriCo Bancshares	18,448	445
Investors Real Estate Trust	59,342	445
Winthrop Realty Trust	27,169	443
Universal Insurance Holdings Inc.	17,161	439
RAIT Financial Trust	63,972	439
CoBiz Financial Inc.	35,515	438
* First NBC Bank Holding Co.	13,225	436
Cash America International Inc.	18,647	434
Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,758	434
Dynex Capital Inc.	51,117	433
Banc of California Inc.	34,999	431
Resource Capital Corp.	94,843	431
Rexford Industrial Realty Inc.	26,581	420
Brookline Bancorp Inc.	41,790	420
New York Mortgage Trust Inc.	53,818	418
* American Residential Properties Inc.	23,141	416
Banner Corp.	8,994	413
* World Acceptance Corp.	5,630	411
* Ladder Capital Corp.	22,162	410
* NMI Holdings Inc. Class A	54,699	410
Lakeland Bancorp Inc.	35,332	406
Safety Insurance Group Inc.	6,722	402
Federated National Holding Co.	13,100	401
Great Western Bancorp Inc.	18,151	399
Simmons First National Corp. Class A	8,764	398
* Ladenburg Thalmann Financial Services Inc.	102,733	397
* PICO Holdings Inc.	24,224	393
* Forestar Group Inc.	24,792	391
Western Asset Mortgage Capital Corp.	25,819	389
* Blue Hills Bancorp Inc.	29,400	389
Metro Bancorp Inc.	14,060	388
Monmouth Real Estate Investment Corp.	34,116	379
United Financial Bancorp Inc.	30,405	378
Cedar Realty Trust Inc.	50,229	376
Meadowbrook Insurance Group Inc.	44,061	375
Getty Realty Corp.	20,563	374
Dime Community Bancshares Inc.	22,555	363
State Bank Financial Corp.	17,249	362
Excel Trust Inc.	25,669	360
AG Mortgage Investment Trust Inc.	19,085	360

Agree Realty Corp.	10,864	358
Southwest Bancorp Inc.	19,829	353
WSFS Financial Corp.	4,638	351
* Marcus & Millichap Inc.	9,350	350
First Bancorp	19,921	350
Independent Bank Group Inc.	8,927	347
Community Trust Bancorp Inc.	10,390	345
* Beneficial Bancorp Inc.	30,080	340
Northfield Bancorp Inc.	22,877	339
* Enova International Inc.	17,062	336
Berkshire Hills Bancorp Inc.	12,121	336
Enterprise Financial Services Corp.	16,118	333
One Liberty Properties Inc.	13,598	332
First Financial Corp.	9,206	330
First Potomac Realty Trust	27,756	330
Sandy Spring Bancorp Inc.	12,580	330
* Bancorp Inc.	36,539	330
Independent Bank Corp.	25,654	329
1st Source Corp.	10,242	329
First Community Bancshares Inc.	18,746	329
Consolidated-Tomoka Land Co.	5,500	328
German American Bancorp Inc.	11,078	326
* Green Dot Corp. Class A	20,270	323
* Safeguard Scientifics Inc.	17,815	322
ServisFirst Bancshares Inc.	9,700	320
Central Pacific Financial Corp.	13,900	319
* NewStar Financial Inc.	26,910	316
* Pacific Premier Bancorp Inc.	19,424	314
* Flagstar Bancorp Inc.	21,322	309
Suffolk Bancorp	13,005	309
* Bridge Capital Holdings	11,811	308
Heritage Oaks Bancorp	37,058	308
Univest Corp. of Pennsylvania	15,499	307
ConnectOne Bancorp Inc.	15,716	306
* HealthEquity Inc.	12,143	303
* Global Indemnity plc	10,932	303
Pacific Continental Corp.	22,912	303
Park Sterling Corp.	42,577	302
Urstadt Biddle Properties Inc. Class A	13,096	302
MainSource Financial Group Inc.	15,307	301
* Meridian Bancorp Inc.	22,770	300
Westwood Holdings Group Inc.	4,973	300
BancFirst Corp.	4,860	296
* TriState Capital Holdings Inc.	28,057	294
OneBeacon Insurance Group Ltd. Class A	19,239	293
* Phoenix Cos. Inc.	5,836	292
RE/MAX Holdings Inc.	8,721	290
Gain Capital Holdings Inc.	29,055	284
GAMCO Investors Inc.	3,601	283
InfraREIT Inc.	9,828	281
CareTrust REIT Inc.	20,525	278
* LendingTree Inc.	4,965	278
Tompkins Financial Corp.	5,120	276
Sierra Bancorp	16,507	276
Preferred Bank	9,976	274
Capital City Bank Group Inc.	16,649	271
STORE Capital Corp.	11,549	270
Opus Bank	8,700	269

	Bryn Mawr Bank Corp.	8,806	268
	Silver Bay Realty Trust Corp.	16,392	265
*	Walker & Dunlop Inc.	14,791	262
	Marlin Business Services Corp.	13,089	262
*	Old Second Bancorp Inc.	45,300	259
	Washington Trust Bancorp Inc.	6,773	259
	Hudson Valley Holding Corp.	9,826	251
	Resource America Inc. Class A	27,589	251
*	Atlas Financial Holdings Inc.	14,200	251
	United Community Financial Corp.	45,906	251
*	Farmers Capital Bank Corp.	10,708	249
	Republic Bancorp Inc. Class A	9,937	246
*	First Security Group Inc.	101,642	244
*	Cowen Group Inc. Class A	46,762	243
	Citizens & Northern Corp.	12,016	242
	Ames National Corp.	9,754	242
*	INTL. FCStone Inc.	8,101	241
	Peoples Bancorp Inc.	10,181	241
*	Seacoast Banking Corp. of Florida	16,785	240
	Macatawa Bank Corp.	44,642	239
	Anworth Mortgage Asset Corp.	46,900	239
	Stock Yards Bancorp Inc.	6,823	235
	Ashford Hospitality Prime Inc.	13,965	234
*	Cascade Bancorp	48,588	233
*	FBR & Co.	10,067	233
*	MBT Financial Corp.	41,123	231
	First Interstate BancSystem Inc. Class A	8,225	229
	Heartland Financial USA Inc.	6,954	227
*	Hallmark Financial Services Inc.	21,230	225
	Moelis & Co. Class A	7,431	224
*	Sun Bancorp Inc.	11,720	222
	Bank Mutual Corp.	30,162	221
	Campus Crest Communities Inc.	30,800	221
*	Tejon Ranch Co.	8,322	220
	United Development Funding IV	12,335	216
	Gladstone Commercial Corp.	11,598	216
*	Republic First Bancorp Inc.	58,159	211
	HCI Group Inc.	4,600	211
	Guaranty Bancorp	12,389	210
	Westfield Financial Inc.	26,868	208
*	Hampton Roads Bankshares Inc.	109,762	207
	BankFinancial Corp.	15,767	207
	RCS Capital Corp. Class A	19,005	202
	Great Southern Bancorp Inc.	5,104	201
	Premier Financial Bancorp Inc.	13,101	200
*	Heritage Insurance Holdings Inc.	9,045	199
	Heritage Commerce Corp.	21,758	199
	Armada Hoffler Properties Inc.	18,554	198
	Diamond Hill Investment Group Inc.	1,234	197
	Heritage Financial Corp.	11,575	197
*,^ Citizens Inc. Class A		31,923	197
	BNC Bancorp	10,814	196
	First Internet Bancorp	10,335	192
	Owens Realty Mortgage Inc.	12,718	191
	National Bankshares Inc.	6,344	189
	First Financial Northwest Inc.	15,135	187
*	Naugatuck Valley Financial Corp.	20,361	187
*	CommunityOne Bancorp	18,671	184

* Pacific Mercantile Bancorp	25,298	183
West Bancorporation Inc.	9,152	182
* Square 1 Financial Inc. Class A	6,747	181
Bank of Kentucky Financial Corp.	3,610	177
Peoples Financial Services Corp.	3,941	177
First Busey Corp.	26,300	176
Arrow Financial Corp.	6,391	174
United Insurance Holdings Corp.	7,628	172
Calamos Asset Management Inc. Class A	12,700	171
Blue Capital Reinsurance Holdings Ltd.	9,734	168
* Ezcorp Inc. Class A	18,338	167
State National Cos. Inc.	16,800	167
Mercantile Bank Corp.	8,524	167
Whitestone REIT	10,400	165
Trade Street Residential Inc.	22,921	164
Financial Institutions Inc.	7,107	163
Sotherly Hotels Inc.	21,370	163
State Auto Financial Corp.	6,441	156
Enterprise Bancorp Inc.	7,286	155
Independence Holding Co.	11,385	155
Peapack Gladstone Financial Corp.	7,136	154
Camden National Corp.	3,845	153
* Xoom Corp.	10,400	153
NewBridge Bancorp	17,065	152
Bluerock Residential Growth REIT Inc. Class A	11,410	152
California First National Bancorp	10,984	151
Merchants Bancshares Inc.	5,163	151
Independence Realty Trust Inc.	15,612	148
ESSA Bancorp Inc.	11,543	148
CNB Financial Corp.	8,629	147
American National Insurance Co.	1,486	146
Arbor Realty Trust Inc.	20,433	143
Preferred Apartment Communities Inc. Class A	13,165	142
* eHealth Inc.	15,100	142
Waterstone Financial Inc.	10,594	136
Orchid Island Capital Inc.	10,200	135
EMC Insurance Group Inc.	3,988	135
* Tiptree Financial Inc. Class A	20,164	134
QCR Holdings Inc.	7,447	134
CatchMark Timber Trust Inc. Class A	11,345	133
* Altisource Portfolio Solutions SA	10,289	132
* HomeStreet Inc.	7,171	131
Pzena Investment Management Inc. Class A	14,284	131
* MoneyGram International Inc.	15,085	130
First Citizens Banc Corp.	11,800	130
First Bancorp Inc.	7,436	130
Oppenheimer Holdings Inc. Class A	5,519	129
Fidelity & Guaranty Life	6,100	129
* First Marblehead Corp.	19,724	123
* JG Wentworth Co. Class A	11,499	119
OceanFirst Financial Corp.	6,912	119
First Defiance Financial Corp.	3,612	119
UMH Properties Inc.	11,700	118
Penns Woods Bancorp Inc.	2,387	117
Cherry Hill Mortgage Investment Corp.	6,580	116
* Imperial Holdings Inc.	16,584	116
* Internet Patents Corp.	43,196	115
Territorial Bancorp Inc.	4,784	114

*,^ RMG Networks Holding Corp.		89,200	112
	Access National Corp.	5,974	112
	Horizon Bancorp	4,760	111
*	American River Bankshares	11,752	111
*	BBX Capital Corp.	5,830	108
	Northrim BanCorp Inc.	4,388	108
	Pulaski Financial Corp.	8,623	107
*	Consumer Portfolio Services Inc.	14,900	104
	First of Long Island Corp.	4,067	104
*	Atlantic Coast Financial Corp.	24,886	103
	JAVELIN Mortgage Investment Corp.	13,500	102
	Provident Financial Holdings Inc.	6,338	101
	Donegal Group Inc. Class A	6,422	101
	Chemung Financial Corp.	3,453	98
*	BSB Bancorp Inc.	4,902	97
	Fidelity Southern Corp.	5,719	97
	First Bancshares Inc.	6,000	96
*	PennyMac Financial Services Inc. Class A	5,650	96
	Baylake Corp.	7,520	95
	Ares Commercial Real Estate Corp.	8,600	95
	Five Oaks Investment Corp.	8,913	95
*	Westbury Bancorp Inc.	5,422	94
	Fox Chase Bancorp Inc.	5,447	92
	Old Line Bancshares Inc.	5,764	91
*	Coastway Bancorp Inc.	8,210	91
*	HomeTrust Bancshares Inc.	5,580	89
	Reis Inc.	3,475	89
	Summit State Bank	6,666	89
	Monarch Financial Holdings Inc.	7,045	88
*	First Bank	14,558	88
	Parke Bancorp Inc.	6,815	86
	National Interstate Corp.	3,053	86
	Hennessy Advisors Inc.	4,200	85
	CIFC Corp.	11,048	85
	Century Bancorp Inc. Class A	2,107	84
	Silvercrest Asset Management Group Inc. Class A	5,759	82
*	Ashford Inc.	669	79
	AmeriServ Financial Inc.	25,974	77
	Clifton Bancorp Inc.	5,302	75
*	Altisource Asset Management Corp.	400	74
	American National Bankshares Inc.	3,239	73
*	Southern First Bancshares Inc.	4,300	73
	Bridge Bancorp Inc.	2,802	72
	First Connecticut Bancorp Inc.	4,669	72
	Bank of Marin Bancorp	1,395	71
*	Performant Financial Corp.	20,800	71
	Baldwin & Lyons Inc.	2,995	70
	Cape Bancorp Inc.	7,322	70
*	Easterly Government Properties Inc.	4,343	70
	Charter Financial Corp.	5,978	69
*	HMN Financial Inc.	5,600	68
	MutualFirst Financial Inc.	2,926	67
*	FRP Holdings Inc.	1,824	66
	Atlantic American Corp.	15,700	63
*	Power REIT	7,088	62
	Investors Title Co.	812	60
	Kansas City Life Insurance Co.	1,298	60
^	Wheeler REIT Inc.	26,012	60

* ASB Bancorp Inc.	2,902	59
Home Bancorp Inc.	2,733	58
* Polonia Bancorp Inc.	4,500	58
FXCM Inc. Class A	26,899	57
Manning & Napier Inc.	4,360	57
United Bancshares Inc.	3,700	56
C&F Financial Corp.	1,595	56
Ameriana Bancorp	3,378	55
* First United Corp.	5,917	54
HopFed Bancorp Inc.	4,115	53
* Southcoast Financial Corp.	7,367	53
2 Federal Agricultural Mortgage Corp.	1,811	51
* AV Homes Inc.	3,128	50
CorEnergy Infrastructure Trust Inc.	7,178	50
* Regional Management Corp.	3,319	49
Bar Harbor Bankshares	1,497	49
MidSouth Bancorp Inc.	3,241	48
* Furiex Pharmaceuticals Inc. CVR	4,885	48
Ellington Residential Mortgage REIT	2,900	47
Northeast Community Bancorp Inc.	6,742	47
United Bancorp Inc.	5,633	44
First Savings Financial Group Inc.	1,513	44
Community West Bancshares	6,600	43
Newcastle Investment Corp.	8,926	43
* Orrstown Financial Services Inc.	2,523	43
* On Deck Capital Inc.	1,893	40
Cheviot Financial Corp.	2,571	40
Meta Financial Group Inc.	976	39
Hingham Institution for Savings	378	37
IF Bancorp Inc.	2,200	37
* CU Bancorp	1,532	35
Eastern Virginia Bankshares Inc.	5,342	33
Northeast Bancorp	3,351	31
Stonegate Bank	1,017	31
* Asta Funding Inc.	3,563	30
2 Federal Agricultural Mortgage Corp. Class A	1,200	30
Bank of South Carolina Corp.	1,875	28
* First Capital Bancorp Inc.	6,000	27
SI Financial Group Inc.	2,146	26
Heritage Financial Group Inc.	955	26
* First Acceptance Corp.	10,492	25
ZAIS Financial Corp.	1,400	25
Alliance Bancorp Inc. of Pennsylvania	1,100	24
Salisbury Bancorp Inc.	798	24
James River Group Holdings Ltd.	1,000	24
Gladstone Land Corp.	1,800	22
River Valley Bancorp	980	21
United Community Bancorp	1,400	19
MidWestOne Financial Group Inc.	642	19
* Hemisphere Media Group Inc.	1,300	16
Middleburg Financial Corp.	873	16
* Riverview Bancorp Inc.	3,447	16
* 1347 Property Insurance Holdings Inc.	1,800	14
* Kearny Financial Corp.	1,000	14
HMG/Courtland Properties Inc.	999	12
* Transcontinental Realty Investors Inc.	1,046	12
US Global Investors Inc. Class A	3,469	11
Athens Bancshares Corp.	400	10

SB Financial Group Inc.	900	9
* Maui Land & Pineapple Co. Inc.	1,499	9
* Citizens First Corp.	700	9
Madison County Financial Inc.	368	8
* CMS Bancorp Inc.	600	8
* Malvern Bancorp Inc.	500	7
Citizens Community Bancorp Inc.	600	6
Investar Holding Corp.	300	5
* Carolina Bank Holdings Inc.	500	5
* Cordia Bancorp Inc.	1,200	5
WVS Financial Corp.	400	5
* Royal Bancshares of Pennsylvania Inc.	2,617	5
* Hamilton Bancorp Inc.	300	4
* Atlanticus Holdings Corp.	758	2
* Ambit Biosciences Corp. CVR Rights	1,900	1
Home Federal Bancorp Inc.	55	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	1
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
* Allen Organ Co. Escrow Shares	1,400	—
		2,884,583
Health Care (8.1%)
Johnson & Johnson	1,855,847	186,698
Pfizer Inc.	4,205,323	146,303
Merck & Co. Inc.	1,902,857	109,376
* Gilead Sciences Inc.	994,135	97,554
Amgen Inc.	506,539	80,970
* Actavis plc	263,008	78,276
UnitedHealth Group Inc.	636,625	75,306
Medtronic plc	949,808	74,076
Bristol-Myers Squibb Co.	1,109,445	71,559
* Biogen Inc.	156,589	66,118
* Celgene Corp.	534,360	61,601
AbbVie Inc.	1,010,710	59,167
Eli Lilly & Co.	667,473	48,492
Abbott Laboratories	1,005,036	46,563
* Express Scripts Holding Co.	485,243	42,105
Thermo Fisher Scientific Inc.	264,872	35,583
Anthem Inc.	178,079	27,497
Aetna Inc.	234,750	25,008
Baxter International Inc.	362,151	24,807
* Alexion Pharmaceuticals Inc.	134,960	23,389
* Regeneron Pharmaceuticals Inc.	50,343	22,729
Cigna Corp.	172,325	22,306
Becton Dickinson and Co.	139,227	19,992
Stryker Corp.	214,675	19,804
* Mylan NV	325,641	19,327
* Vertex Pharmaceuticals Inc.	161,418	19,042
* Illumina Inc.	96,024	17,826
Humana Inc.	99,893	17,783
* HCA Holdings Inc.	210,272	15,819
* Boston Scientific Corp.	887,064	15,745
Perrigo Co. plc	93,841	15,535
Zoetis Inc.	300,760	13,922
Zimmer Holdings Inc.	113,303	13,315
* BioMarin Pharmaceutical Inc.	104,840	13,065
* Intuitive Surgical Inc.	24,421	12,333
St. Jude Medical Inc.	187,490	12,262

* DaVita HealthCare Partners Inc.	136,266	11,076
* Pharmacyclics Inc.	40,507	10,368
* Edwards Lifesciences Corp.	71,907	10,244
* Hospira Inc.	114,069	10,020
* Endo International plc	110,885	9,946
* Mallinckrodt plc	77,762	9,849
* Incyte Corp.	103,105	9,451
* Laboratory Corp. of America Holdings	66,693	8,409
CR Bard Inc.	49,459	8,277
* Henry Schein Inc.	56,160	7,841
Quest Diagnostics Inc.	96,453	7,412
Universal Health Services Inc. Class B	61,189	7,203
* Salix Pharmaceuticals Ltd.	40,471	6,994
ResMed Inc.	93,729	6,728
* Jazz Pharmaceuticals plc	38,464	6,646
* Waters Corp.	52,812	6,566
* Medivation Inc.	49,519	6,391
* Varian Medical Systems Inc.	66,721	6,278
Cooper Cos. Inc.	32,134	6,023
* Alkermes plc	98,703	6,018
* Hologic Inc.	158,842	5,246
* United Therapeutics Corp.	29,561	5,097
* Isis Pharmaceuticals Inc.	78,689	5,010
* Centene Corp.	70,294	4,969
* IDEXX Laboratories Inc.	31,739	4,903
DENTSPLY International Inc.	94,416	4,805
* Envision Healthcare Holdings Inc.	122,504	4,698
* Alnylam Pharmaceuticals Inc.	44,638	4,661
* MEDNAX Inc.	64,084	4,647
* Brookdale Senior Living Inc.	122,049	4,609
* Puma Biotechnology Inc.	17,673	4,173
* Community Health Systems Inc.	73,714	3,854
* Sirona Dental Systems Inc.	38,671	3,480
Teleflex Inc.	27,727	3,350
* Tenet Healthcare Corp.	65,457	3,241
* DexCom Inc.	49,219	3,068
* Quintiles Transnational Holdings Inc.	45,566	3,052
* Health Net Inc.	49,954	3,022
* Intercept Pharmaceuticals Inc.	10,357	2,921
Patterson Cos. Inc.	59,269	2,892
* Cepheid	49,303	2,805
STERIS Corp.	39,737	2,792
* Team Health Holdings Inc.	47,478	2,778
West Pharmaceutical Services Inc.	45,331	2,729
* Receptos Inc.	16,552	2,729
* WellCare Health Plans Inc.	29,371	2,686
* Alere Inc.	52,934	2,588
* Charles River Laboratories International Inc.	32,253	2,557
* PAREXEL International Corp.	36,546	2,521
Bio-Techne Corp.	24,720	2,479
HealthSouth Corp.	55,598	2,466
* Align Technology Inc.	45,715	2,459
* Akorn Inc.	50,327	2,391
* Bluebird Bio Inc.	19,425	2,346
* Neurocrine Biosciences Inc.	56,904	2,260
* Impax Laboratories Inc.	47,614	2,232
* Acadia Healthcare Co. Inc.	30,800	2,205
* Seattle Genetics Inc.	61,977	2,191

*	LifePoint Hospitals Inc.	29,434	2,162
*	Pacira Pharmaceuticals Inc.	23,490	2,087
*,^ OPKO Health Inc.		141,960	2,012
*	Amsurg Corp.	32,095	1,974
	Hill-Rom Holdings Inc.	38,481	1,886
*	Bio-Rad Laboratories Inc. Class A	13,547	1,831
*	ACADIA Pharmaceuticals Inc.	55,278	1,802
*	Celldex Therapeutics Inc.	64,547	1,799
*,^ Myriad Genetics Inc.		50,182	1,776
*	Agios Pharmaceuticals Inc.	18,646	1,758
*	ABIOMED Inc.	24,541	1,757
*	Anacor Pharmaceuticals Inc.	29,984	1,735
*	Synageva BioPharma Corp.	16,846	1,643
*	Dyax Corp.	96,313	1,614
*	Horizon Pharma plc	61,865	1,607
*	Molina Healthcare Inc.	23,356	1,572
*	Haemonetics Corp.	34,602	1,554
*	Catalent Inc.	49,362	1,538
*	Halyard Health Inc.	31,063	1,528
*	Prestige Brands Holdings Inc.	34,979	1,500
*	Thoratec Corp.	35,773	1,499
*	NuVasive Inc.	31,676	1,457
	Healthcare Services Group Inc.	45,325	1,456
	Owens & Minor Inc.	42,265	1,430
*	Ironwood Pharmaceuticals Inc. Class A	86,916	1,391
*	Novavax Inc.	167,615	1,386
*	AMAG Pharmaceuticals Inc.	24,889	1,360
	Kindred Healthcare Inc.	57,167	1,360
*	Exact Sciences Corp.	59,029	1,300
*	Clovis Oncology Inc.	17,337	1,287
*	Intrexon Corp.	27,985	1,270
*	Insulet Corp.	37,691	1,257
*	Magellan Health Inc.	17,746	1,257
*	Bruker Corp.	67,290	1,243
*	Auspex Pharmaceuticals Inc.	12,337	1,237
*	Medicines Co.	43,567	1,221
	Cantel Medical Corp.	25,505	1,211
*	Lannett Co. Inc.	17,822	1,207
*	Masimo Corp.	36,433	1,202
*	Globus Medical Inc.	47,139	1,190
*	PTC Therapeutics Inc.	18,333	1,116
*	Spectranetics Corp.	31,726	1,103
*	Halozyme Therapeutics Inc.	76,318	1,090
*	Neogen Corp.	23,282	1,088
*	Cyberonics Inc.	16,647	1,081
*	Air Methods Corp.	23,135	1,078
*	ARIAD Pharmaceuticals Inc.	129,856	1,070
	Abaxis Inc.	16,612	1,065
*	Ligand Pharmaceuticals Inc.	13,630	1,051
*	Kite Pharma Inc.	17,692	1,020
*	Depomed Inc.	45,061	1,010
*	Ultragenyx Pharmaceutical Inc.	15,901	987
	CONMED Corp.	19,509	985
*,^ MannKind Corp.		187,718	976
*	Nektar Therapeutics	86,903	956
*	Acorda Therapeutics Inc.	28,391	945
*	Merrimack Pharmaceuticals Inc.	76,489	909
	PDL BioPharma Inc.	129,106	908

*	HMS Holdings Corp.	58,712	907
*	HeartWare International Inc.	10,236	898
*,^ Keryx Biopharmaceuticals Inc.		69,117	880
*	NewLink Genetics Corp.	16,004	876
	Select Medical Holdings Corp.	58,755	871
*	Chimerix Inc.	23,022	868
*	Wright Medical Group Inc.	33,552	866
*	Endologix Inc.	50,416	861
*	Integra LifeSciences Holdings Corp.	13,862	855
*	Arena Pharmaceuticals Inc.	193,019	844
*	Natus Medical Inc.	20,931	826
*	Array BioPharma Inc.	111,760	824
*	Esperion Therapeutics Inc.	8,800	815
*	Omnicell Inc.	23,211	815
*	Portola Pharmaceuticals Inc. Class A	21,325	810
*	MiMedx Group Inc.	71,711	746
	Analogic Corp.	8,180	744
*	Repligen Corp.	24,266	737
*	Tornier NV	28,093	737
*	Juno Therapeutics Inc.	12,139	736
*	ICU Medical Inc.	7,806	727
*	Amicus Therapeutics Inc.	66,169	720
*	Cempra Inc.	20,804	714
^	Theravance Inc.	45,126	709
*	Ophthotech Corp.	15,152	705
*	Tetraphase Pharmaceuticals Inc.	19,200	703
*	KYTHERA Biopharmaceuticals Inc.	13,951	700
*	Insys Therapeutics Inc.	11,676	679
*	Sangamo BioSciences Inc.	43,145	677
*	Achillion Pharmaceuticals Inc.	67,103	662
*	ZIOPHARM Oncology Inc.	60,595	653
*	Fluidigm Corp.	15,331	645
*	Hanger Inc.	28,166	639
*	Zeltiq Aesthetics Inc.	20,538	633
*	Bio-Reference Laboratories Inc.	17,826	628
*	Aegerion Pharmaceuticals Inc.	23,504	615
*	Omeros Corp.	27,770	612
*	Orexigen Therapeutics Inc.	77,775	609
*	Raptor Pharmaceutical Corp.	55,423	602
*	PharMerica Corp.	21,176	597
*	Cardiovascular Systems Inc.	15,233	595
*	Insmed Inc.	27,783	578
*	TherapeuticsMD Inc.	95,457	578
	Meridian Bioscience Inc.	29,945	571
*	NxStage Medical Inc.	32,746	567
*	Quidel Corp.	20,812	562
*	Emergent Biosolutions Inc.	19,260	554
*	BioCryst Pharmaceuticals Inc.	60,623	547
*	Affymetrix Inc.	43,580	547
*	Dynavax Technologies Corp.	24,277	545
	Ensign Group Inc.	11,570	542
	Invacare Corp.	27,800	540
*	Capital Senior Living Corp.	20,780	539
*	Merit Medical Systems Inc.	27,628	532
*	Geron Corp.	140,600	530
*	Momenta Pharmaceuticals Inc.	34,498	524
*	Foundation Medicine Inc.	10,862	523
*	Genomic Health Inc.	16,575	506

*	Universal American Corp.	47,228	504
*	Radius Health Inc.	11,833	487
*	VWR Corp.	18,739	487
*	Hyperion Therapeutics Inc.	10,582	486
*	Accuray Inc.	50,696	471
*	Healthways Inc.	23,879	470
*	Amedisys Inc.	17,343	464
*	OvaScience Inc.	13,295	462
	US Physical Therapy Inc.	9,706	461
*,^ Rockwell Medical Inc.		40,599	444
*	MacroGenics Inc.	13,937	437
*	ANI Pharmaceuticals Inc.	6,969	436
*	Avalanche Biotechnologies Inc.	10,641	431
*	Cynosure Inc. Class A	14,058	431
*	Retrophin Inc.	17,842	428
*,^ Unilife Corp.		106,590	427
*	ImmunoGen Inc.	47,354	424
*	TG Therapeutics Inc.	27,012	418
*	Anika Therapeutics Inc.	10,041	413
*	Corcept Therapeutics Inc.	72,398	405
*	IPC Healthcare Inc.	8,690	405
*,^ Inovio Pharmaceuticals Inc.		49,399	403
*	HealthStream Inc.	15,923	401
*	Orthofix International NV	10,970	394
*	Progenics Pharmaceuticals Inc.	65,800	393
*	Luminex Corp.	24,212	387
*	Acceleron Pharma Inc.	10,170	387
*	SciClone Pharmaceuticals Inc.	42,679	378
*	Rigel Pharmaceuticals Inc.	103,061	368
*	Sequenom Inc.	92,513	365
*	Relypsa Inc.	9,900	357
*	XenoPort Inc.	49,931	356
*	CorVel Corp.	10,154	349
*	Spectrum Pharmaceuticals Inc.	57,174	347
*	IGI Laboratories Inc.	42,400	346
*,^ Accelerate Diagnostics Inc.		15,320	345
	National HealthCare Corp.	5,271	336
*	Alder Biopharmaceuticals Inc.	11,556	334
*	Vanda Pharmaceuticals Inc.	35,307	328
*	Pernix Therapeutics Holdings Inc.	30,676	328
*	Infinity Pharmaceuticals Inc.	23,200	324
	Atrion Corp.	934	323
*	Surgical Care Affiliates Inc.	9,397	323
*	OncoMed Pharmaceuticals Inc.	12,452	321
*	Pacific Biosciences of California Inc.	53,898	315
*	BioScrip Inc.	69,677	309
*	LDR Holding Corp.	8,284	304
	CryoLife Inc.	29,266	303
*	Osiris Therapeutics Inc.	17,249	303
*	Epizyme Inc.	16,126	303
*	XOMA Corp.	82,233	299
*	Otonomy Inc.	8,329	295
*	Sage Therapeutics Inc.	5,838	293
*	AngioDynamics Inc.	16,480	293
*	Albany Molecular Research Inc.	16,457	290
*	Aratana Therapeutics Inc.	17,800	285
*	ZS Pharma Inc.	6,745	284
*	Zafgen Inc.	7,127	282

*	Aerie Pharmaceuticals Inc.	8,988	282
*,^ Coronado Biosciences Inc.		70,300	271
*	BioDelivery Sciences International Inc.	25,600	269
*	Vital Therapies Inc.	10,741	269
*	LHC Group Inc.	8,033	265
*	Regulus Therapeutics Inc.	15,369	260
*	RadNet Inc.	30,936	260
*	GenMark Diagnostics Inc.	19,800	257
*	Harvard Bioscience Inc.	44,129	257
*	PRA Health Sciences Inc.	8,890	256
*	ArQule Inc.	113,004	253
*	Lexicon Pharmaceuticals Inc.	266,100	251
*	Theravance Biopharma Inc.	14,321	248
*	Sagent Pharmaceuticals Inc.	10,655	248
*	Immunomedics Inc.	63,470	243
*	Targacept Inc.	81,619	242
*	Cerus Corp.	57,895	241
*	Karyopharm Therapeutics Inc.	7,811	239
*	AtriCure Inc.	11,667	239
*	CTI BioPharma Corp.	130,632	236
*	Eagle Pharmaceuticals Inc.	5,570	233
*	OraSure Technologies Inc.	35,479	232
*,^ Organovo Holdings Inc.		63,912	226
*	Advaxis Inc.	15,505	224
*	AVEO Pharmaceuticals Inc.	154,100	223
*	Triple-S Management Corp. Class B	10,944	218
*	Sucampo Pharmaceuticals Inc. Class A	13,907	216
*,^ IsoRay Inc.		136,900	215
*	Synergy Pharmaceuticals Inc.	46,198	213
*	Atara Biotherapeutics Inc.	4,965	206
*	Spark Therapeutics Inc.	2,659	206
*	Exelixis Inc.	79,480	204
*	Durect Corp.	102,232	195
*	Supernus Pharmaceuticals Inc.	16,038	194
*	Bio-Path Holdings Inc.	105,080	189
*,^ Neuralstem Inc.		97,820	186
*	Agenus Inc.	36,100	185
*	PharmAthene Inc.	113,000	184
*	Amphastar Pharmaceuticals Inc.	12,310	184
*	Peregrine Pharmaceuticals Inc.	136,113	184
*	Sarepta Therapeutics Inc.	13,729	182
*	CytRx Corp.	53,516	180
*	Alphatec Holdings Inc.	124,042	180
*	Nevro Corp.	3,745	180
*	Catalyst Pharmaceutical Partners Inc.	41,027	178
*	BioTime Inc.	35,579	177
*	SurModics Inc.	6,580	171
*,^ Northwest Biotherapeutics Inc.		23,206	171
*,^ Tenax Therapeutics Inc.		51,000	166
*	FibroGen Inc.	4,993	157
*	STAAR Surgical Co.	21,070	157
*	CorMedix Inc.	15,816	156
*	RTI Surgical Inc.	31,405	155
*	Vascular Solutions Inc.	5,050	153
*	Almost Family Inc.	3,364	150
*	BioTelemetry Inc.	16,900	150
*	BioSpecifics Technologies Corp.	3,792	148
*	Exactech Inc.	5,675	145

*	Xencor Inc.	9,199	141
*	Five Prime Therapeutics Inc.	5,900	135
*	Sunesis Pharmaceuticals Inc.	55,000	135
*	Endocyte Inc.	20,435	128
*	AcelRx Pharmaceuticals Inc.	32,922	127
*,^ EnteroMedics Inc.		136,882	125
*	Paratek Pharmaceuticals Inc.	4,000	125
*	Inogen Inc.	3,858	123
*	POZEN Inc.	15,678	121
*	Verastem Inc.	11,804	120
*	NeoGenomics Inc.	24,938	116
*	Akebia Therapeutics Inc.	10,366	115
	Psychemedics Corp.	6,875	114
*	Heron Therapeutics Inc.	7,800	113
*	Provectus Biopharmaceuticals Inc. Class A	137,900	112
*	Idera Pharmaceuticals Inc.	30,000	111
*	Ocular Therapeutix Inc.	2,647	111
*	Zogenix Inc.	80,925	111
*	Heska Corp.	4,200	108
*	Arrowhead Research Corp.	15,944	108
*	PhotoMedex Inc.	52,800	106
*	La Jolla Pharmaceutical Co.	5,726	105
*	Ampio Pharmaceuticals Inc.	13,770	104
*	Mirati Therapeutics Inc.	3,500	103
*	Ignyta Inc.	9,984	99
*	Enzo Biochem Inc.	33,179	98
*	Derma Sciences Inc.	11,400	97
*	Celladon Corp.	5,024	95
*	K2M Group Holdings Inc.	4,300	95
*	Enanta Pharmaceuticals Inc.	3,084	94
*	Athersys Inc.	32,238	93
*	Cesca Therapeutics Inc.	102,610	92
*	Alliance HealthCare Services Inc.	4,155	92
*,^ Galena Biopharma Inc.		65,500	91
*	Pain Therapeutics Inc.	48,044	91
*	Vical Inc.	95,327	90
*	Coherus Biosciences Inc.	2,935	90
*	Revance Therapeutics Inc.	4,325	90
*,^ OXiGENE Inc.		61,300	90
*	pSivida Corp.	22,454	89
*	StemCells Inc.	85,230	87
*,^ iBio Inc.		113,000	86
*	Synthetic Biologics Inc.	38,379	84
*	Rexahn Pharmaceuticals Inc.	112,317	82
*	NanoViricides Inc.	35,338	80
*	Curis Inc.	32,700	78
*	Alimera Sciences Inc.	15,622	78
*	Biolase Inc.	38,372	78
*	Anthera Pharmaceuticals Inc.	16,736	75
*	Medgenics Inc.	9,225	74
*	VIVUS Inc.	29,833	73
*	INC Research Holdings Inc. Class A	2,100	69
*	Antares Pharma Inc.	24,100	65
*	ERBA Diagnostics Inc.	18,367	64
*	NanoString Technologies Inc.	6,079	62
*	Mast Therapeutics Inc.	125,552	61
*	Cumberland Pharmaceuticals Inc.	9,063	60
*	Apricus Biosciences Inc.	31,988	60

* Adamas Pharmaceuticals Inc.	3,245	57
* Pfenex Inc.	3,488	56
* Dicerna Pharmaceuticals Inc.	2,303	55
* Immune Design Corp.	2,600	55
* Versartis Inc.	2,933	54
* Addus HomeCare Corp.	2,300	53
* Hansen Medical Inc.	60,101	52
* Intersect ENT Inc.	1,977	51
* Cytori Therapeutics Inc.	42,373	50
* Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	48
* Tandem Diabetes Care Inc.	3,700	47
* Five Star Quality Care Inc.	9,634	43
Daxor Corp.	7,259	41
* Calithera Biosciences Inc.	2,496	41
* Applied Genetic Technologies Corp.	1,924	38
Utah Medical Products Inc.	630	38
* Vermillion Inc.	20,667	37
* Cara Therapeutics Inc.	3,600	36
* Ardelyx Inc.	2,679	35
Digirad Corp.	7,706	35
* Actinium Pharmaceuticals Inc.	13,861	34
* NeoStem Inc.	13,280	34
* Navidea Biopharmaceuticals Inc.	21,100	34
* Tonix Pharmaceuticals Holding Corp.	5,300	34
* Stereotaxis Inc.	16,212	33
* Harvard Apparatus Regenerative Technology Inc.	10,161	33
* Bellicum Pharmaceuticals Inc.	1,405	33
* Adeptus Health Inc. Class A	640	32
* KaloBios Pharmaceuticals Inc.	64,989	32
* Trovagene Inc.	4,491	31
* Entellus Medical Inc.	1,296	28
* Discovery Laboratories Inc.	23,135	28
* MEI Pharma Inc.	14,568	26
* Hemispherx Biopharma Inc.	110,190	25
Birner Dental Management Services Inc.	1,699	24
* ImmunoCellular Therapeutics Ltd.	45,000	22
* Cutera Inc.	1,663	21
* Achaogen Inc.	2,200	21
* Flex Pharma Inc.	1,080	21
* Avinger Inc.	1,835	20
* Symmetry Surgical Inc.	2,776	20
* Threshold Pharmaceuticals Inc.	5,000	20
* Asterias Biotherapeutics Inc.	2,928	20
* Dermira Inc.	1,279	20
* Sorrento Therapeutics Inc.	1,600	19
* Oncothyreon Inc.	11,280	18
* Cyclacel Pharmaceuticals Inc.	20,223	18
* Genocea Biosciences Inc.	1,500	18
* Stemline Therapeutics Inc.	1,200	17
* InfuSystems Holdings Inc.	5,850	16
* Cardica Inc.	23,874	15
* Synergetics USA Inc.	2,643	14
* Genesis Healthcare Inc.	1,829	13
* Cellular Dynamics International Inc.	700	12
* Repros Therapeutics Inc.	1,081	9
* Flexion Therapeutics Inc.	400	9
* Neothetics Inc.	1,080	9
* Concert Pharmaceuticals Inc.	550	8

* Acura Pharmaceuticals Inc.	10,541	8
* NovaBay Pharmaceuticals Inc.	11,900	8
* Presbia plc	1,100	8
* Synta Pharmaceuticals Corp.	4,175	8
* Bovie Medical Corp.	3,273	8
* Invitae Corp.	440	7
* Bioanalytical Systems Inc.	3,300	7
* Veracyte Inc.	803	6
* Omthera Pharmaceuticals Inc. CVR	9,400	6
* Vision Sciences Inc.	15,510	5
* NuPathe Inc. CVR	6,287	4
* Response Genetics Inc.	6,029	3
* Cytokinetics Inc.	200	1
		2,100,686
Industrials (7.4%)
General Electric Co.	6,702,546	166,290
3M Co.	423,703	69,890
United Technologies Corp.	575,254	67,420
Union Pacific Corp.	588,263	63,715
Boeing Co.	423,159	63,508
Honeywell International Inc.	496,272	51,766
United Parcel Service Inc. Class B	474,913	46,038
Accenture plc Class A	419,297	39,284
Lockheed Martin Corp.	179,039	36,338
Danaher Corp.	400,463	33,999
Caterpillar Inc.	404,594	32,380
FedEx Corp.	179,659	29,725
Automatic Data Processing Inc.	317,164	27,162
Emerson Electric Co.	457,327	25,894
General Dynamics Corp.	188,190	25,543
Raytheon Co.	205,152	22,413
CSX Corp.	660,407	21,873
Northrop Grumman Corp.	132,440	21,318
Eaton Corp. plc	312,299	21,218
Norfolk Southern Corp.	204,950	21,093
Illinois Tool Works Inc.	215,294	20,914
Precision Castparts Corp.	94,530	19,851
Deere & Co.	226,318	19,846
TE Connectivity Ltd.	271,134	19,419
* LinkedIn Corp. Class A	72,972	18,233
Waste Management Inc.	306,073	16,598
Cummins Inc.	115,526	16,017
Sherwin-Williams Co.	53,788	15,303
PACCAR Inc.	236,653	14,942
Fidelity National Information Services Inc.	189,439	12,893
* Fiserv Inc.	159,096	12,632
Amphenol Corp. Class A	207,078	12,203
Tyco International plc	280,081	12,060
* Alliance Data Systems Corp.	40,598	12,027
Ingersoll-Rand plc	175,552	11,952
Roper Industries Inc.	66,936	11,513
Parker-Hannifin Corp.	94,978	11,281
Paychex Inc.	218,198	10,826
Rockwell Automation Inc.	90,349	10,480
WW Grainger Inc.	40,965	9,660
Agilent Technologies Inc.	223,911	9,303
Xerox Corp.	704,384	9,051

Rockwell Collins Inc.	88,511	8,546
AMETEK Inc.	160,700	8,443
* Stericycle Inc.	56,543	7,940
* FleetCor Technologies Inc.	51,897	7,832
Pentair plc	121,598	7,647
Dover Corp.	108,678	7,512
Kansas City Southern	73,524	7,505
Vulcan Materials Co.	87,661	7,390
Textron Inc.	166,297	7,372
Fastenal Co.	177,768	7,366
Pall Corp.	71,183	7,146
CH Robinson Worldwide Inc.	97,540	7,142
TransDigm Group Inc.	31,661	6,925
* Verisk Analytics Inc. Class A	94,825	6,771
Republic Services Inc. Class A	165,591	6,716
* Sensata Technologies Holding NV	113,075	6,496
Ball Corp.	91,350	6,453
L-3 Communications Holdings Inc.	49,539	6,232
Masco Corp.	233,074	6,223
Towers Watson & Co. Class A	46,691	6,172
* Mettler-Toledo International Inc.	18,717	6,151
Sealed Air Corp.	133,667	6,090
Rock-Tenn Co. Class A	93,390	6,024
Martin Marietta Materials Inc.	42,686	5,968
Expeditors International of Washington Inc.	122,212	5,888
* United Rentals Inc.	64,390	5,870
Wabtec Corp.	61,071	5,802
Fluor Corp.	98,513	5,631
MeadWestvaco Corp.	111,779	5,574
JB Hunt Transport Services Inc.	62,531	5,340
Robert Half International Inc.	86,059	5,208
Packaging Corp. of America	65,622	5,131
Cintas Corp.	62,496	5,102
Flowserve Corp.	89,778	5,072
* Crown Holdings Inc.	92,835	5,015
Fortune Brands Home & Security Inc.	105,425	5,006
* Spirit AeroSystems Holdings Inc. Class A	94,253	4,921
Acuity Brands Inc.	28,986	4,874
* Flextronics International Ltd.	381,637	4,837
ADT Corp.	114,097	4,737
Huntington Ingalls Industries Inc.	32,171	4,509
ManpowerGroup Inc.	52,185	4,496
B/E Aerospace Inc.	70,114	4,461
Broadridge Financial Solutions Inc.	80,299	4,417
* Trimble Navigation Ltd.	172,873	4,356
Total System Services Inc.	111,717	4,262
Xylem Inc.	121,344	4,249
* Keysight Technologies Inc.	112,055	4,163
Global Payments Inc.	45,206	4,144
Valspar Corp.	49,103	4,126
Avnet Inc.	91,491	4,071
* CoStar Group Inc.	20,541	4,064
* Quanta Services Inc.	141,395	4,034
Carlisle Cos. Inc.	43,401	4,020
IDEX Corp.	52,202	3,958
* Arrow Electronics Inc.	63,813	3,902
Allegion plc	63,758	3,900
* Jacobs Engineering Group Inc.	85,582	3,865

PerkinElmer Inc.	75,458	3,859
Allison Transmission Holdings Inc.	120,026	3,834
Jack Henry & Associates Inc.	54,777	3,828
Waste Connections Inc.	78,660	3,787
Hubbell Inc. Class B	34,519	3,784
Trinity Industries Inc.	103,813	3,686
* Vantiv Inc. Class A	97,498	3,676
Chicago Bridge & Iron Co. NV	72,008	3,547
* Old Dominion Freight Line Inc.	45,864	3,545
Donaldson Co. Inc.	92,281	3,480
* Genesee & Wyoming Inc. Class A	35,255	3,400
Ryder System Inc.	35,466	3,365
AO Smith Corp.	51,157	3,359
Hexcel Corp.	63,778	3,279
* HD Supply Holdings Inc.	104,400	3,253
Owens Corning	74,409	3,229
* AECOM	103,628	3,194
Graphic Packaging Holding Co.	218,224	3,173
* Zebra Technologies Corp.	34,089	3,092
Sonoco Products Co.	67,832	3,084
Nordson Corp.	39,270	3,076
Exelis Inc.	125,398	3,056
Lincoln Electric Holdings Inc.	46,724	3,055
* Orbital ATK Inc.	39,288	3,011
Bemis Co. Inc.	64,980	3,009
Lennox International Inc.	26,784	2,992
FLIR Systems Inc.	94,122	2,944
MAXIMUS Inc.	43,942	2,934
* Berry Plastics Group Inc.	79,279	2,869
Graco Inc.	39,619	2,859
* WEX Inc.	25,893	2,780
* Colfax Corp.	58,097	2,773
* Cognex Corp.	55,374	2,746
AptarGroup Inc.	43,142	2,740
Jabil Circuit Inc.	115,983	2,712
Belden Inc.	28,754	2,690
Eagle Materials Inc.	31,815	2,658
* Kirby Corp.	35,310	2,650
World Fuel Services Corp.	46,055	2,647
MDU Resources Group Inc.	123,189	2,629
Oshkosh Corp.	53,121	2,592
RR Donnelley & Sons Co.	133,188	2,556
* Owens-Illinois Inc.	109,458	2,553
Joy Global Inc.	64,924	2,544
* Genpact Ltd.	108,263	2,517
Toro Co.	35,500	2,489
AGCO Corp.	52,093	2,482
Air Lease Corp. Class A	64,837	2,447
ITT Corp.	61,107	2,439
MSC Industrial Direct Co. Inc. Class A	32,331	2,334
* USG Corp.	86,886	2,320
Babcock & Wilcox Co.	71,824	2,305
Deluxe Corp.	33,154	2,297
Timken Co.	53,674	2,262
* Teledyne Technologies Inc.	21,187	2,261
CLARCOR Inc.	33,430	2,208
National Instruments Corp.	68,322	2,189
* XPO Logistics Inc.	47,578	2,163

	Watsco Inc.	17,133	2,154
	Regal-Beloit Corp.	26,919	2,151
*	Esterline Technologies Corp.	18,794	2,150
*	Generac Holdings Inc.	43,746	2,130
	Curtiss-Wright Corp.	28,761	2,127
	FEI Co.	27,726	2,117
*	IPG Photonics Corp.	22,700	2,104
	SPX Corp.	24,638	2,092
*	WESCO International Inc.	29,720	2,077
	Triumph Group Inc.	34,070	2,035
	Woodward Inc.	39,282	2,004
	Landstar System Inc.	30,043	1,992
	Crane Co.	31,613	1,973
*	Euronet Worldwide Inc.	33,284	1,955
	Manitowoc Co. Inc.	90,452	1,950
*	Clean Harbors Inc.	33,984	1,930
*	CoreLogic Inc.	54,136	1,909
	EnerSys	29,495	1,895
	HEICO Corp. Class A	37,497	1,858
	EMCOR Group Inc.	39,920	1,855
	Booz Allen Hamilton Holding Corp. Class A	64,088	1,855
*	Moog Inc. Class A	24,238	1,819
	Corporate Executive Board Co.	22,467	1,794
	Terex Corp.	67,214	1,787
	Kennametal Inc.	52,997	1,785
	Valmont Industries Inc.	14,373	1,766
	GATX Corp.	29,746	1,725
	Silgan Holdings Inc.	29,527	1,716
	Con-way Inc.	38,825	1,713
	Covanta Holding Corp.	74,304	1,667
*	DigitalGlobe Inc.	48,357	1,648
*	Louisiana-Pacific Corp.	95,331	1,574
*	Swift Transportation Co.	57,738	1,502
	Littelfuse Inc.	15,006	1,491
*	Rexnord Corp.	54,790	1,462
*	Advisory Board Co.	26,892	1,433
*	Anixter International Inc.	18,598	1,416
	KBR Inc.	97,633	1,414
*,^ Ambarella Inc.		18,567	1,406
	Mueller Industries Inc.	38,384	1,387
	Convergys Corp.	60,536	1,384
*	Cimpress NV	16,307	1,376
*	Armstrong World Industries Inc.	23,896	1,373
*	KLX Inc.	35,557	1,370
*	Sanmina Corp.	55,776	1,349
	Barnes Group Inc.	32,935	1,334
	Knight Transportation Inc.	41,167	1,328
*	Masonite International Corp.	19,192	1,291
	ABM Industries Inc.	40,043	1,276
	Vishay Intertechnology Inc.	90,938	1,257
	Mobile Mini Inc.	29,240	1,247
*	On Assignment Inc.	31,716	1,217
*	WageWorks Inc.	22,700	1,211
	Matson Inc.	28,657	1,208
	United Stationers Inc.	29,249	1,199
	UniFirst Corp.	10,178	1,198
	MSA Safety Inc.	23,976	1,196
	Forward Air Corp.	21,446	1,165

	RBC Bearings Inc.	15,095	1,155
	Tetra Tech Inc.	47,289	1,136
	Applied Industrial Technologies Inc.	24,978	1,132
	Mueller Water Products Inc. Class A	112,758	1,111
*	Cardtronics Inc.	29,387	1,105
*	Knowles Corp.	57,082	1,100
*	Trex Co. Inc.	20,068	1,094
*	Navistar International Corp.	36,844	1,087
^	Greenbrier Cos. Inc.	18,681	1,083
*	Huron Consulting Group Inc.	16,371	1,083
	Heartland Payment Systems Inc.	23,058	1,080
	Methode Electronics Inc.	22,836	1,074
	Aircastle Ltd.	47,276	1,062
	Brink's Co.	38,182	1,055
	TAL International Group Inc.	25,739	1,048
*	Coherent Inc.	16,135	1,048
*	Universal Display Corp.	22,299	1,042
*	FTI Consulting Inc.	27,283	1,022
	Simpson Manufacturing Co. Inc.	27,205	1,017
	Brady Corp. Class A	35,869	1,015
	Franklin Electric Co. Inc.	26,429	1,008
*	Proto Labs Inc.	14,200	994
*,^ NeuStar Inc. Class A		40,159	989
*	Rogers Corp.	12,000	987
	Watts Water Technologies Inc. Class A	17,869	983
*	PHH Corp.	40,599	981
*	Greatbatch Inc.	16,856	975
	Granite Construction Inc.	27,688	973
	Actuant Corp. Class A	40,767	968
	Outerwall Inc.	14,354	949
	Korn/Ferry International	28,792	946
	Insperity Inc.	18,004	941
	EVERTEC Inc.	42,740	934
*	TriNet Group Inc.	26,499	934
*	Plexus Corp.	22,723	926
*	MasTec Inc.	47,883	924
	Harsco Corp.	53,415	922
	EnPro Industries Inc.	13,922	918
*	OSI Systems Inc.	12,359	918
*	Hub Group Inc. Class A	23,173	910
	Werner Enterprises Inc.	28,843	906
*	GenCorp Inc.	39,023	905
	Apogee Enterprises Inc.	20,876	902
*	ExamWorks Group Inc.	21,491	894
*	Veeco Instruments Inc.	28,910	883
	TimkenSteel Corp.	33,359	883
*	Headwaters Inc.	47,158	865
	Otter Tail Corp.	26,827	863
*	TriMas Corp.	27,962	861
*	Benchmark Electronics Inc.	35,435	852
	Heartland Express Inc.	35,713	849
*	Boise Cascade Co.	22,337	837
*	Astronics Corp.	10,986	810
	Tennant Co.	12,372	809
	AAR Corp.	26,216	805
*	Atlas Air Worldwide Holdings Inc.	18,662	803
*	TASER International Inc.	33,165	800
*	Wabash National Corp.	56,274	793

Sturm Ruger & Co. Inc.	15,487	769
AZZ Inc.	16,492	768
G&K Services Inc. Class A	10,563	766
* II-VI Inc.	40,912	755
* Tutor Perini Corp.	32,211	752
AAON Inc.	30,621	751
Standex International Corp.	8,993	739
* Itron Inc.	19,379	708
* TrueBlue Inc.	28,829	702
* Saia Inc.	15,607	691
* Sykes Enterprises Inc.	27,649	687
Universal Forest Products Inc.	12,347	685
* Meritor Inc.	54,288	685
Greif Inc. Class A	17,332	681
MTS Systems Corp.	8,988	680
Materion Corp.	17,537	674
Kaman Corp.	15,791	670
ESCO Technologies Inc.	17,180	670
Comfort Systems USA Inc.	31,468	662
Federal Signal Corp.	41,647	658
* FARO Technologies Inc.	10,277	639
Exponent Inc.	7,175	638
ArcBest Corp.	16,782	636
Albany International Corp.	15,959	634
* ExlService Holdings Inc.	16,507	614
Griffon Corp.	35,054	611
* Aegion Corp. Class A	33,597	606
Textainer Group Holdings Ltd.	19,800	594
* UTi Worldwide Inc.	48,240	593
* Wesco Aircraft Holdings Inc.	38,593	591
* LifeLock Inc.	41,814	590
Multi-Color Corp.	8,475	588
John Bean Technologies Corp.	16,323	583
* Imperva Inc.	13,532	578
US Ecology Inc.	11,545	577
* MYR Group Inc.	18,366	576
Encore Wire Corp.	15,150	574
* AMN Healthcare Services Inc.	24,806	572
Cubic Corp.	11,015	570
Resources Connection Inc.	31,933	559
* M/A-COM Technology Solutions Holdings Inc.	14,801	551
Altra Industrial Motion Corp.	19,888	550
CIRCOR International Inc.	9,989	546
Lindsay Corp.	7,147	545
Primoris Services Corp.	31,454	541
H&E Equipment Services Inc.	21,004	525
Kadant Inc.	9,937	523
Badger Meter Inc.	8,607	516
Sun Hydraulics Corp.	12,172	503
Raven Industries Inc.	24,235	496
AVX Corp.	34,043	486
* TTM Technologies Inc.	52,952	477
* Smith & Wesson Holding Corp.	37,397	476
Celadon Group Inc.	17,274	470
* ICF International Inc.	11,385	465
Quanex Building Products Corp.	23,333	461
Astec Industries Inc.	10,710	459
McGrath RentCorp	13,927	458

CTS Corp.	25,355	456
Kforce Inc.	20,244	452
* Rofin-Sinar Technologies Inc.	18,325	444
Columbus McKinnon Corp.	16,443	443
* Lydall Inc.	13,206	419
Advanced Drainage Systems Inc.	13,951	418
* Team Inc.	10,652	415
Argan Inc.	11,479	415
* Nortek Inc.	4,671	412
Alamo Group Inc.	6,371	402
Quad/Graphics Inc.	17,433	401
Schnitzer Steel Industries Inc.	25,000	396
TeleTech Holdings Inc.	15,473	394
ManTech International Corp. Class A	11,600	394
Gorman-Rupp Co.	13,137	393
* Navigant Consulting Inc.	30,277	392
* American Woodmark Corp.	7,124	390
* GP Strategies Corp.	10,513	389
Ennis Inc.	27,378	387
* Roadrunner Transportation Systems Inc.	14,952	378
Viad Corp.	13,356	372
* ARC Document Solutions Inc.	40,072	370
Park-Ohio Holdings Corp.	6,929	365
Kimball International Inc. Class B	34,721	364
Barrett Business Services Inc.	8,374	359
* NCI Building Systems Inc.	20,628	356
* Continental Building Products Inc.	15,644	353
General Cable Corp.	20,441	352
* Thermon Group Holdings Inc.	14,620	352
* Great Lakes Dredge & Dock Corp.	57,694	347
* Rentrak Corp.	6,203	345
* Furmanite Corp.	43,495	343
* PGT Inc.	30,704	343
* RPX Corp.	23,731	341
Hyster-Yale Materials Handling Inc.	4,652	341
* Patrick Industries Inc.	5,418	337
Landauer Inc.	9,599	337
Myers Industries Inc.	19,177	336
VSE Corp.	4,096	335
* Newport Corp.	17,400	332
* Engility Holdings Inc.	10,820	325
* CAI International Inc.	13,158	323
* CBIZ Inc.	34,285	320
Allied Motion Technologies Inc.	9,545	317
Checkpoint Systems Inc.	29,143	315
Cass Information Systems Inc.	5,399	303
Marten Transport Ltd.	12,984	301
* YRC Worldwide Inc.	16,368	294
* DXP Enterprises Inc.	6,657	294
* Dice Holdings Inc.	32,822	293
American Science & Engineering Inc.	5,972	292
American Railcar Industries Inc.	5,836	290
* Global Cash Access Holdings Inc.	37,664	287
LB Foster Co. Class A	6,035	287
* Fabrinet	14,701	279
Insteel Industries Inc.	12,734	275
* Landec Corp.	19,722	275
Kelly Services Inc. Class A	15,756	275

*	Builders FirstSource Inc.	40,184	268
*	Air Transport Services Group Inc.	29,058	268
*	Covenant Transportation Group Inc. Class A	8,013	266
*,^ MicroVision Inc.		76,700	263
*	Kemet Corp.	63,000	261
*	PAM Transportation Services Inc.	4,524	259
*	Cross Country Healthcare Inc.	21,647	257
*	Maxwell Technologies Inc.	31,497	254
*	Era Group Inc.	12,077	252
*	Vicor Corp.	16,344	248
	Acacia Research Corp.	22,973	246
	NN Inc.	9,782	245
*	Lionbridge Technologies Inc.	42,174	241
*	Aerovironment Inc.	8,950	237
	Daktronics Inc.	21,381	231
	Graham Corp.	9,637	231
*	USA Truck Inc.	8,261	229
*	Kimball Electronics Inc.	16,140	228
	Heidrick & Struggles International Inc.	8,960	220
*	EnerNOC Inc.	19,229	219
*	Gibraltar Industries Inc.	13,317	219
*	Monster Worldwide Inc.	33,500	212
	Park Electrochemical Corp.	9,837	212
*,^ Vertex Energy Inc.		56,600	209
	Miller Industries Inc.	8,444	207
*	Power Solutions International Inc.	3,202	206
	FreightCar America Inc.	6,296	198
*	PowerSecure International Inc.	15,022	198
	Black Box Corp.	9,400	197
	Douglas Dynamics Inc.	8,604	197
*	Northwest Pipe Co.	8,161	187
*	Echo Global Logistics Inc.	6,855	187
*	Stock Building Supply Holdings Inc.	10,190	184
*	Mistras Group Inc.	9,486	183
	United States Lime & Minerals Inc.	2,799	181
*	Ducommun Inc.	6,959	180
*	GrafTech International Ltd.	45,400	177
*,^ ExOne Co.		12,800	175
*	Bazaarvoice Inc.	30,457	172
*	Ameresco Inc. Class A	23,222	172
	NACCO Industries Inc. Class A	3,223	171
	Electro Rent Corp.	14,869	169
*	Xerium Technologies Inc.	10,010	162
*,^ Capstone Turbine Corp.		247,310	161
*	Perma-Fix Environmental Services	41,226	159
*	InnerWorkings Inc.	23,576	158
*	UFP Technologies Inc.	6,907	157
	Eagle Bulk Shipping Inc.	21,231	157
	NVE Corp.	2,268	156
	CDI Corp.	11,000	155
	Powell Industries Inc.	4,576	155
*	CRA International Inc.	4,914	153
*	Layne Christensen Co.	30,508	153
*	Paylocity Holding Corp.	5,047	145
*	Ply Gem Holdings Inc.	10,864	141
*	Orion Marine Group Inc.	15,711	139
	Global Power Equipment Group Inc.	10,382	137
*	Casella Waste Systems Inc. Class A	24,516	135

*	AM Castle & Co.	36,279	132
	Bel Fuse Inc. Class B	6,954	132
*	US Concrete Inc.	3,900	132
	CECO Environmental Corp.	12,444	132
*	GSI Group Inc.	9,903	132
	Houston Wire & Cable Co.	13,216	129
*	SL Industries Inc.	3,000	128
*	Willis Lease Finance Corp.	6,897	128
*	Rubicon Technology Inc.	31,650	125
*	Cenveo Inc.	57,102	122
*	Transcat Inc.	12,510	122
*	AEP Industries Inc.	2,200	121
*	Image Sensing Systems Inc.	52,363	121
*	Installed Building Products Inc.	5,509	120
*	Vishay Precision Group Inc.	7,362	117
	Universal Truckload Services Inc.	4,425	111
	Twin Disc Inc.	6,195	109
*	Norcraft Cos. Inc.	4,200	107
	Mesa Laboratories Inc.	1,476	107
*	Kratos Defense & Security Solutions Inc.	18,934	105
*	Research Frontiers Inc.	16,958	103
	Omega Flex Inc.	4,103	103
*	Rand Logistics Inc.	31,669	103
	International Shipholding Corp.	8,346	101
*	Hill International Inc.	27,630	99
*	Lawson Products Inc.	4,228	98
*	BlueLinx Holdings Inc.	87,277	94
*	General Finance Corp.	11,595	94
	Crawford & Co. Class B	10,423	90
	Spartan Motors Inc.	18,288	89
*	Quality Distribution Inc.	8,481	88
	Global Brass & Copper Holdings Inc.	5,500	85
*	Onvia Inc.	18,400	84
	LSI Industries Inc.	10,179	83
	Lincoln Educational Services Corp.	36,000	82
	Hurco Cos. Inc.	2,292	75
*	Energy Recovery Inc.	28,699	74
*	American Superconductor Corp.	11,319	73
*	Summit Materials Inc. Class A	3,231	72
*,^ Spherix Inc.		84,600	71
	Dynamic Materials Corp.	5,484	70
*	Sterling Construction Co. Inc.	15,000	68
*	LMI Aerospace Inc.	5,487	67
*	Planet Payment Inc.	35,142	67
*	Intevac Inc.	10,787	66
*	Breeze-Eastern Corp.	6,398	66
*	Key Technology Inc.	5,155	66
*	Inovalon Holdings Inc. Class A	2,169	66
*	Fuel Tech Inc.	20,744	65
*	Franklin Covey Co.	3,286	63
	Ecology and Environment Inc.	6,994	62
*	Sparton Corp.	2,504	61
	Electro Scientific Industries Inc.	9,583	59
*	TRC Cos. Inc.	7,085	59
	Supreme Industries Inc. Class A	7,400	58
*	Broadwind Energy Inc.	11,048	55
*	Heritage-Crystal Clean Inc.	4,692	55
*	Air T Inc.	2,182	54

*	Integrated Electrical Services Inc.	6,083	54
*	Control4 Corp.	4,264	51
	Vicon Industries Inc.	27,903	47
	National Research Corp. Class A	3,281	47
	Universal Technical Institute Inc.	4,800	46
*	Hudson Global Inc.	16,731	46
	Chicago Rivet & Machine Co.	1,400	45
*	CUI Global Inc.	7,433	44
*	Orion Energy Systems Inc.	13,048	41
*	Magnetek Inc.	948	37
*	Asure Software Inc.	6,100	35
*	PRGX Global Inc.	8,704	35
*	Accuride Corp.	7,300	34
	ModusLink Global Solutions Inc.	8,813	34
*,^ Revolution Lighting Technologies Inc.		29,963	33
	Richardson Electronics Ltd.	3,681	33
	Information Services Group Inc.	8,116	32
*	Arotech Corp.	10,400	32
*	Frequency Electronics Inc.	2,277	32
*	Aspen Aerogels Inc.	4,300	31
*	Document Security Systems Inc.	85,930	31
*	Echelon Corp.	32,023	30
*	LightPath Technologies Inc. Class A	30,559	30
*	Ultralife Corp.	7,119	28
*	Continental Materials Corp.	1,577	28
*	Erickson Inc.	5,548	24
*	StarTek Inc.	3,100	23
*	Tecumseh Products Co.	7,905	22
*	CPI Aerostructures Inc.	1,800	22
*	Coast Distribution System Inc.	5,900	20
*	UQM Technologies Inc.	18,381	20
*	Metalico Inc.	50,676	19
*	AMREP Corp.	3,574	18
*	Sharps Compliance Corp.	2,564	16
*	American DG Energy Inc.	32,828	16
*	Wireless Telecom Group Inc.	5,909	15
*	Patriot Transportation Holding Inc.	608	15
*	Manitex International Inc.	1,500	15
	Hardinge Inc.	1,155	13
	National Research Corp. Class B	413	13
	SIFCO Industries Inc.	600	13
	Crawford & Co. Class A	1,640	12
*	Napco Security Technologies Inc.	2,048	12
*	Ballantyne Strong Inc.	2,500	11
*	Huttig Building Products Inc.	3,802	11
*	IEC Electronics Corp.	2,900	11
*	Yodlee Inc.	541	7
*	Taylor Devices Inc.	600	7
*	Sutron Corp.	1,300	7
*	CyberOptics Corp.	593	6
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	53,188	6
*	API Technologies Corp.	2,700	6
*	eMagin Corp.	2,056	5
	Eastern Co.	156	3
*	Mattersight Corp.	191	1
*	ClearSign Combustion Corp.	100	1
*	Iteris Inc.	200	—

*	Nuverra Environmental Solutions Inc.	73	—
			1,915,750
Oil & Gas (4.3%)
	Exxon Mobil Corp.	2,799,684	237,973
	Chevron Corp.	1,254,931	131,743
	Schlumberger Ltd.	852,917	71,167
	ConocoPhillips	821,940	51,174
	Kinder Morgan Inc.	1,137,412	47,840
	Occidental Petroleum Corp.	514,304	37,544
	EOG Resources Inc.	366,118	33,569
	Phillips 66	362,748	28,512
	Anadarko Petroleum Corp.	338,228	28,009
	Halliburton Co.	538,746	23,640
	Williams Cos. Inc.	448,742	22,702
	Valero Energy Corp.	343,269	21,839
	Marathon Petroleum Corp.	187,053	19,152
	Baker Hughes Inc.	289,642	18,415
	Pioneer Natural Resources Co.	99,513	16,271
	Spectra Energy Corp.	447,906	16,201
	Devon Energy Corp.	260,324	15,700
	Apache Corp.	251,294	15,161
	National Oilwell Varco Inc.	273,317	13,663
	Noble Energy Inc.	258,215	12,627
	Hess Corp.	179,635	12,192
	Marathon Oil Corp.	450,540	11,764
*	Cheniere Energy Inc.	142,238	11,009
*	Concho Resources Inc.	79,458	9,211
	EQT Corp.	101,042	8,373
	Cabot Oil & Gas Corp.	275,338	8,131
	Tesoro Corp.	84,055	7,673
	Cimarex Energy Co.	58,526	6,736
*	Southwestern Energy Co.	256,322	5,944
*	Cameron International Corp.	129,181	5,829
*	FMC Technologies Inc.	154,336	5,712
*	Weatherford International plc	464,187	5,710
	Chesapeake Energy Corp.	399,438	5,656
	Range Resources Corp.	106,945	5,565
	HollyFrontier Corp.	130,380	5,250
	Murphy Oil Corp.	112,398	5,238
	Helmerich & Payne Inc.	68,466	4,661
*	Whiting Petroleum Corp.	136,568	4,220
	OGE Energy Corp.	132,964	4,203
*	Dresser-Rand Group Inc.	51,018	4,099
*	Newfield Exploration Co.	106,005	3,720
	Oceaneering International Inc.	66,428	3,583
^	Transocean Ltd.	230,003	3,374
	Ensco plc Class A	156,379	3,295
	Energen Corp.	49,081	3,239
	Targa Resources Corp.	32,956	3,157
	Core Laboratories NV	29,308	3,062
*	First Solar Inc.	50,196	3,001
*	Diamondback Energy Inc.	37,310	2,867
*	Continental Resources Inc.	61,982	2,707
*	Gulfport Energy Corp.	56,984	2,616
	Nabors Industries Ltd.	183,315	2,502
	QEP Resources Inc.	117,067	2,441
	Western Refining Inc.	49,272	2,434

	Noble Corp. plc	168,207	2,402
	SemGroup Corp. Class A	29,028	2,361
	SM Energy Co.	44,983	2,325
	Superior Energy Services Inc.	99,881	2,231
	PBF Energy Inc. Class A	57,600	1,954
	Patterson-UTI Energy Inc.	92,800	1,742
	Denbury Resources Inc.	235,063	1,714
*	Dril-Quip Inc.	25,036	1,712
*	Antero Resources Corp.	45,826	1,619
*	Carrizo Oil & Gas Inc.	32,103	1,594
	California Resources Corp.	205,681	1,565
*	NOW Inc.	71,904	1,556
*,^ Ultra Petroleum Corp.		96,790	1,513
*	WPX Energy Inc.	135,566	1,482
	Rowan Cos. plc Class A	83,051	1,471
	Exterran Holdings Inc.	43,770	1,469
*	PDC Energy Inc.	26,395	1,426
	Delek US Holdings Inc.	34,319	1,364
*	Oil States International Inc.	34,192	1,360
	Diamond Offshore Drilling Inc.	46,107	1,235
	Bristow Group Inc.	21,971	1,196
*	Memorial Resource Development Corp.	66,081	1,172
*	Rice Energy Inc.	53,658	1,168
	Atwood Oceanics Inc.	41,271	1,160
*	Matador Resources Co.	51,524	1,129
*	SunPower Corp. Class A	35,039	1,097
*	Cobalt International Energy Inc.	107,009	1,007
*	Oasis Petroleum Inc.	69,365	986
*	Helix Energy Solutions Group Inc.	63,225	946
*	Unit Corp.	32,669	914
	Pattern Energy Group Inc. Class A	32,230	913
*	SEACOR Holdings Inc.	12,708	885
*	Chart Industries Inc.	24,820	871
*	Laredo Petroleum Inc.	61,528	802
*	McDermott International Inc.	205,249	788
*	Forum Energy Technologies Inc.	39,300	770
	Green Plains Inc.	26,791	765
*	Rosetta Resources Inc.	40,070	682
	CVR Energy Inc.	15,429	657
	Tidewater Inc.	32,701	626
*	MRC Global Inc.	52,117	618
	RPC Inc.	44,829	574
*	RSP Permian Inc.	22,181	559
*	Synergy Resources Corp.	47,095	558
*	Hornbeck Offshore Services Inc.	29,335	552
*	Newpark Resources Inc.	60,292	549
^	CARBO Ceramics Inc.	17,211	525
*,^ Magnum Hunter Resources Corp.		195,923	523
*	Parsley Energy Inc. Class A	31,927	510
*	Flotek Industries Inc.	34,350	506
*	TETRA Technologies Inc.	79,754	493
*	C&J Energy Services Ltd.	43,300	482
	Alon USA Energy Inc.	28,937	480
*	Callon Petroleum Co.	64,049	479
*	Bonanza Creek Energy Inc.	19,400	478
*	REX American Resources Corp.	7,180	437
*,^ Triangle Petroleum Corp.		82,241	414
*	Pioneer Energy Services Corp.	72,985	396

*	Clayton Williams Energy Inc.	7,511	380
*	Abraxas Petroleum Corp.	114,936	374
*	SandRidge Energy Inc.	209,400	373
*	Stone Energy Corp.	25,358	372
*	Basic Energy Services Inc.	53,100	368
^	EXCO Resources Inc.	197,500	361
*	Contango Oil & Gas Co.	15,992	352
	Panhandle Oil and Gas Inc. Class A	17,486	346
	Gulfmark Offshore Inc.	26,101	340
*	Key Energy Services Inc.	183,421	334
*	Renewable Energy Group Inc.	35,400	326
*	Pacific Ethanol Inc.	29,289	316
*	FuelCell Energy Inc.	245,725	307
*	Gastar Exploration Inc.	113,880	298
*	Geospace Technologies Corp.	18,068	298
*	Sanchez Energy Corp.	22,500	293
*	Matrix Service Co.	16,360	287
	W&T Offshore Inc.	52,308	267
*	PetroQuest Energy Inc.	113,320	261
*	Rex Energy Corp.	68,488	255
*	PHI Inc.	8,164	246
	Comstock Resources Inc.	64,400	230
*	Trecora Resources	18,615	227
*,^ Swift Energy Co.		97,300	210
*	Jones Energy Inc. Class A	23,158	208
*,^ Amyris Inc.		79,183	190
	Tesco Corp.	16,637	189
*	Warren Resources Inc.	202,414	180
*	Penn Virginia Corp.	26,453	171
*	VAALCO Energy Inc.	69,478	170
*	Natural Gas Services Group Inc.	8,711	167
*	US Energy Corp. Wyoming	136,113	154
*	Ring Energy Inc.	13,915	148
*	Resolute Energy Corp.	259,300	146
*	Willbros Group Inc.	43,594	144
	Gulf Island Fabrication Inc.	9,619	143
*,^ Plug Power Inc.		54,136	140
*	Par Petroleum Corp.	5,300	123
*	Bill Barrett Corp.	14,219	118
^	ZaZa Energy Corp.	69,100	113
	Civeo Corp.	43,276	110
	Adams Resources & Energy Inc.	1,582	106
*	FX Energy Inc.	77,200	97
*	Northern Oil and Gas Inc.	12,326	95
*	Halcon Resources Corp.	58,572	90
*	Parker Drilling Co.	24,888	87
*	EP Energy Corp. Class A	8,200	86
*	Isramco Inc.	647	81
*	Independence Contract Drilling Inc.	10,300	72
*	Enphase Energy Inc.	5,200	69
*	ION Geophysical Corp.	25,600	56
*	STR Holdings Inc.	36,800	53
*,^ Ascent Solar Technologies Inc.		43,900	49
*	Forbes Energy Services Ltd.	45,000	46
*	Harvest Natural Resources Inc.	86,200	39
*	Yuma Energy Inc.	34,423	35
	Dawson Geophysical Co.	7,288	31
	Energy XXI Ltd.	7,941	29

*,^ Blue Earth Inc.		31,800	28
*	Mitcham Industries Inc.	3,689	17
*	Goodrich Petroleum Corp.	4,062	14
*	Seventy Seven Energy Inc.	2,502	10
*	Approach Resources Inc.	1,550	10
*	Eclipse Resources Corp.	1,631	9
	Evolution Petroleum Corp.	1,328	8
*	PrimeEnergy Corp.	141	8
*,^ Real Goods Solar Inc. Class A		23,987	7
*	American Eagle Energy Corp.	8,100	2
	Paragon Offshore plc	97	—
*	Solazyme Inc.	40	—
*	Midstates Petroleum Co. Inc.	85	—
*	Miller Energy Resources Inc.	54	—
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	—
*	Gerber Scientific Inc. CVR	16,800	—
			1,115,107
Technology (9.2%)
	Apple Inc.	3,887,719	483,749
	Microsoft Corp.	4,927,970	200,347
*	Facebook Inc. Class A	1,418,024	116,583
*	Google Inc. Class A	191,520	106,236
*	Google Inc. Class C	193,270	105,912
	International Business Machines Corp.	659,710	105,883
	Intel Corp.	3,161,031	98,845
	Oracle Corp.	2,198,292	94,856
	Cisco Systems Inc.	3,407,090	93,780
	QUALCOMM Inc.	1,101,033	76,346
	Texas Instruments Inc.	698,991	39,972
	Hewlett-Packard Co.	1,219,809	38,009
	EMC Corp.	1,358,169	34,715
*	salesforce.com inc	400,108	26,731
*	Cognizant Technology Solutions Corp. Class A	406,470	25,360
*	Yahoo! Inc.	569,071	25,287
*	Adobe Systems Inc.	315,967	23,363
	Avago Technologies Ltd. Class A	171,171	21,735
*	Micron Technology Inc.	718,209	19,485
	Corning Inc.	847,590	19,223
	Applied Materials Inc.	819,129	18,480
	Intuit Inc.	175,272	16,994
*	Twitter Inc.	338,862	16,970
	Broadcom Corp. Class A	361,767	15,663
*	Cerner Corp.	205,600	15,062
	Western Digital Corp.	146,776	13,358
	Analog Devices Inc.	207,755	13,089
	Skyworks Solutions Inc.	127,446	12,527
	Seagate Technology plc	207,934	10,819
	Symantec Corp.	454,908	10,629
*	Red Hat Inc.	122,306	9,265
	SanDisk Corp.	142,012	9,035
*	Autodesk Inc.	151,904	8,908
	Motorola Solutions Inc.	130,041	8,670
	Altera Corp.	200,580	8,607
*	Catamaran Corp.	138,386	8,239
*	Akamai Technologies Inc.	112,628	8,002
*	Qorvo Inc.	99,029	7,893
	Linear Technology Corp.	159,711	7,474

Lam Research Corp.	106,354	7,470
Xilinx Inc.	174,259	7,371
NetApp Inc.	207,765	7,367
NVIDIA Corp.	344,377	7,206
* ServiceNow Inc.	88,794	6,995
* Citrix Systems Inc.	107,134	6,843
CA Inc.	207,832	6,777
* Palo Alto Networks Inc.	45,641	6,667
Maxim Integrated Products Inc.	188,818	6,573
KLA-Tencor Corp.	108,476	6,323
Microchip Technology Inc.	127,788	6,249
Computer Sciences Corp.	94,141	6,145
Juniper Networks Inc.	257,810	5,821
* Workday Inc. Class A	68,592	5,790
* F5 Networks Inc.	48,118	5,531
Harris Corp.	69,762	5,494
* ANSYS Inc.	60,005	5,292
* VeriSign Inc.	77,941	5,220
CDK Global Inc.	107,221	5,014
* Synopsys Inc.	102,486	4,747
* Gartner Inc.	55,832	4,681
* VMware Inc. Class A	56,503	4,634
* Teradata Corp.	101,834	4,495
* SunEdison Inc.	171,629	4,119
* Splunk Inc.	68,729	4,069
Marvell Technology Group Ltd.	275,024	4,043
* Rackspace Hosting Inc.	76,600	3,952
Garmin Ltd.	76,467	3,634
* Cadence Design Systems Inc.	195,819	3,611
* ON Semiconductor Corp.	291,945	3,535
IAC/InterActiveCorp	52,008	3,509
Brocade Communications Systems Inc.	281,819	3,344
* Fortinet Inc.	93,701	3,275
* Informatica Corp.	72,447	3,177
* NCR Corp.	107,019	3,158
Pitney Bowes Inc.	134,529	3,137
* Ultimate Software Group Inc.	18,110	3,078
* athenahealth Inc.	25,461	3,040
CDW Corp.	80,410	2,994
SS&C Technologies Holdings Inc.	47,528	2,961
* Freescale Semiconductor Ltd.	71,452	2,912
Cypress Semiconductor Corp.	203,412	2,870
* Tableau Software Inc. Class A	29,831	2,760
Teradyne Inc.	144,288	2,720
* PTC Inc.	73,785	2,669
* Cree Inc.	74,457	2,642
* Tyler Technologies Inc.	21,292	2,566
* FireEye Inc.	65,202	2,559
* ARRIS Group Inc.	87,472	2,527
* Manhattan Associates Inc.	49,780	2,519
* VeriFone Systems Inc.	71,977	2,511
* Verint Systems Inc.	40,299	2,496
* Nuance Communications Inc.	173,733	2,493
DST Systems Inc.	22,288	2,467
* Guidewire Software Inc.	46,407	2,441
* Riverbed Technology Inc.	116,389	2,434
* Cavium Inc.	34,194	2,422
* Ingram Micro Inc.	93,541	2,350

	Solera Holdings Inc.	44,829	2,316
*	Aspen Technology Inc.	58,769	2,262
*	Microsemi Corp.	63,440	2,246
*	SolarWinds Inc.	42,941	2,200
	Atmel Corp.	264,315	2,175
*	NetSuite Inc.	23,227	2,154
	Leidos Holdings Inc.	49,629	2,082
*	JDS Uniphase Corp.	155,171	2,036
	j2 Global Inc.	30,592	2,009
*	Synaptics Inc.	24,582	1,999
*	Integrated Device Technology Inc.	99,115	1,984
*	CommScope Holding Co. Inc.	68,883	1,966
*	AOL Inc.	49,343	1,954
*,^ 3D Systems Corp.		70,393	1,930
	Fair Isaac Corp.	21,495	1,907
*	Qlik Technologies Inc.	60,383	1,880
	Lexmark International Inc. Class A	41,334	1,750
*	Medidata Solutions Inc.	34,722	1,703
*	Aruba Networks Inc.	69,529	1,703
*	ViaSat Inc.	28,420	1,694
*	Infinera Corp.	85,439	1,681
*	ACI Worldwide Inc.	77,539	1,679
*	EPAM Systems Inc.	27,100	1,661
	Mentor Graphics Corp.	64,526	1,551
	Plantronics Inc.	28,972	1,534
*	EchoStar Corp. Class A	29,497	1,526
	SYNNEX Corp.	19,628	1,516
*	Finisar Corp.	69,100	1,475
*	Tech Data Corp.	25,522	1,474
	Blackbaud Inc.	30,930	1,465
	Advent Software Inc.	33,147	1,462
*	CACI International Inc. Class A	16,129	1,450
*	Cirrus Logic Inc.	42,694	1,420
*	Fairchild Semiconductor International Inc. Class A	78,064	1,419
*	Dealertrack Technologies Inc.	36,215	1,395
	Diebold Inc.	39,103	1,387
*	Allscripts Healthcare Solutions Inc.	114,213	1,366
*	Arista Networks Inc.	18,838	1,329
	Science Applications International Corp.	25,843	1,327
*	Ciena Corp.	68,556	1,324
*	Electronics For Imaging Inc.	31,606	1,320
*	Proofpoint Inc.	22,090	1,308
*	Silicon Laboratories Inc.	25,504	1,295
*	Entegris Inc.	94,183	1,289
	Tessera Technologies Inc.	31,903	1,285
*	Demandware Inc.	21,063	1,283
	Intersil Corp. Class A	87,931	1,259
	InterDigital Inc.	24,728	1,255
*	Polycom Inc.	92,948	1,245
*	Synchronoss Technologies Inc.	26,087	1,238
*	Dycom Industries Inc.	25,080	1,225
	Monolithic Power Systems Inc.	23,253	1,224
*	Semtech Corp.	45,518	1,213
	MKS Instruments Inc.	35,377	1,196
*	CommVault Systems Inc.	26,946	1,178
*	Ellie Mae Inc.	21,100	1,167
*	Advanced Micro Devices Inc.	431,982	1,158
*	Envestnet Inc.	20,618	1,156

*	OmniVision Technologies Inc.	43,784	1,155
*	MicroStrategy Inc. Class A	6,717	1,136
*	Syntel Inc.	21,664	1,121
*	Rovi Corp.	61,266	1,116
*	PMC-Sierra Inc.	117,152	1,087
*	IMS Health Holdings Inc.	39,341	1,065
*	Rambus Inc.	81,001	1,019
*	QLogic Corp.	68,357	1,008
	Monotype Imaging Holdings Inc.	30,818	1,006
	Cogent Communications Holdings Inc.	27,823	983
*	NetScout Systems Inc.	22,390	982
*	Fleetmatics Group plc	21,800	978
	Power Integrations Inc.	18,625	970
*	Infoblox Inc.	39,915	953
*	IGATE Corp.	22,276	950
*	Progress Software Corp.	34,625	941
*	Cornerstone OnDemand Inc.	32,365	935
	West Corp.	27,438	925
*	Insight Enterprises Inc.	30,101	858
*	Premier Inc. Class A	22,624	850
*	Veeva Systems Inc. Class A	33,286	850
*	Kulicke & Soffa Industries Inc.	54,173	847
*	RealPage Inc.	41,727	840
*	NETGEAR Inc.	25,214	829
*,^ InvenSense Inc.		53,898	820
*	Advanced Energy Industries Inc.	31,369	805
*	Bottomline Technologies de Inc.	29,271	801
	ADTRAN Inc.	42,633	796
*	LogMeIn Inc.	14,197	795
*,^ Gogo Inc.		41,420	789
*	Ruckus Wireless Inc.	61,195	788
*	BroadSoft Inc.	23,345	781
*	Amkor Technology Inc.	87,498	773
	CSG Systems International Inc.	24,756	752
	Ebix Inc.	24,740	752
*	Cabot Microelectronics Corp.	14,507	725
*	Cray Inc.	25,637	720
*	SPS Commerce Inc.	10,577	710
*	MedAssets Inc.	37,703	710
*	ScanSource Inc.	17,438	709
*	Super Micro Computer Inc.	20,653	686
*	Zendesk Inc.	29,515	670
	Ubiquiti Networks Inc.	22,454	663
	NIC Inc.	37,227	658
*	Diodes Inc.	22,810	651
*	Shutterstock Inc.	9,475	651
	Pegasystems Inc.	29,872	650
*	Unisys Corp.	26,800	622
*	Qualys Inc.	13,228	615
*	Endurance International Group Holdings Inc.	31,764	605
*	Virtusa Corp.	14,020	580
	Quality Systems Inc.	35,600	569
*	Nimble Storage Inc.	25,202	562
*,^ VASCO Data Security International Inc.		25,543	550
*	Emulex Corp.	64,700	516
*	ePlus Inc.	5,920	515
*	RingCentral Inc. Class A	33,564	514
	Computer Programs & Systems Inc.	9,407	510

* Lattice Semiconductor Corp.	79,827	506
* Photronics Inc.	57,874	492
* Mercury Systems Inc.	31,201	485
* Ixia	39,012	473
* Loral Space & Communications Inc.	6,899	472
* Web.com Group Inc.	24,727	469
* Perficient Inc.	21,666	448
* PDF Solutions Inc.	24,976	448
Epiq Systems Inc.	24,184	434
* Barracuda Networks Inc.	11,000	423
* Marketo Inc.	16,124	413
* Interactive Intelligence Group Inc.	10,002	412
* Actua Corp.	25,930	402
* 2U Inc.	15,684	401
* Gigamon Inc.	18,400	391
* Internap Corp.	37,518	384
* PROS Holdings Inc.	15,264	377
PC Connection Inc.	14,091	368
Comtech Telecommunications Corp.	12,330	357
* Ciber Inc.	86,492	356
Forrester Research Inc.	9,617	354
* CalAmp Corp.	21,488	348
Brooks Automation Inc.	29,906	348
* Premiere Global Services Inc.	35,697	341
Integrated Silicon Solution Inc.	18,910	338
* Intralinks Holdings Inc.	32,564	337
* LivePerson Inc.	32,556	333
* Textura Corp.	12,043	327
* Inphi Corp.	18,128	323
Alliance Fiber Optic Products Inc.	17,900	312
* Axcelis Technologies Inc.	130,688	311
Cohu Inc.	27,973	306
Micrel Inc.	20,146	304
* Blucora Inc.	22,196	303
* Quantum Corp.	187,500	300
* Merge Healthcare Inc.	66,509	297
Inteliquent Inc.	18,344	289
* Callidus Software Inc.	22,770	289
* Vitesse Semiconductor Corp.	53,871	286
* Harmonic Inc.	38,600	286
IXYS Corp.	22,464	277
* Exar Corp.	27,035	272
* CEVA Inc.	12,676	270
* Silver Spring Networks Inc.	30,200	270
* Oclaro Inc.	135,568	268
* SunEdison Semiconductor Ltd.	10,344	267
* Sonus Networks Inc.	33,649	265
* RigNet Inc.	9,251	264
* Pendrell Corp.	202,579	263
* Limelight Networks Inc.	71,900	261
* Ultratech Inc.	14,396	250
* Nanometrics Inc.	14,833	249
* Mattson Technology Inc.	62,863	248
* Imation Corp.	60,030	242
* Extreme Networks Inc.	76,457	242
* SciQuest Inc.	14,167	240
* Amtech Systems Inc.	21,172	237
* Cvent Inc.	8,348	234

*	MaxLinear Inc.	28,405	231
*	Violin Memory Inc.	60,676	229
*	GSI Technology Inc.	36,975	218
*	Kopin Corp.	61,776	217
	QAD Inc. Class A	8,720	211
*	VOXX International Corp. Class A	22,982	210
*	Intra-Cellular Therapies Inc.	8,572	205
*	Zix Corp.	51,791	204
*	Xcerra Corp.	22,813	203
*	Dot Hill Systems Corp.	37,695	200
*	Carbonite Inc.	13,955	200
*	MobileIron Inc.	21,400	198
*	FormFactor Inc.	21,306	189
*	NetSol Technologies Inc.	31,500	183
	Pericom Semiconductor Corp.	11,541	179
*	MeetMe Inc.	95,588	178
*	Q2 Holdings Inc.	8,294	175
*	Boingo Wireless Inc.	23,230	175
*	Vectrus Inc.	6,838	174
*	Westell Technologies Inc. Class A	130,618	171
*	MoSys Inc.	81,410	171
	American Software Inc. Class A	16,647	170
	Hackett Group Inc.	18,781	168
*	Brightcove Inc.	22,519	165
*	Tremor Video Inc.	69,744	163
*	GigOptix Inc.	134,700	163
*	Aviat Networks Inc.	136,400	162
*	Hutchinson Technology Inc.	60,200	161
*	Castlight Health Inc. Class B	20,604	160
*	FalconStor Software Inc.	103,055	160
*	Tangoe Inc.	11,500	159
*	Applied Micro Circuits Corp.	29,642	151
*	VirnetX Holding Corp.	24,600	150
*	Immersion Corp.	16,249	149
*,^ Neonode Inc.		47,000	149
	Preformed Line Products Co.	3,527	149
*	ShoreTel Inc.	21,384	146
*	Systemax Inc.	11,829	145
*	KVH Industries Inc.	9,261	140
*	Calix Inc.	16,174	136
*,^ Park City Group Inc.		9,825	135
*	TransEnterix Inc.	46,000	135
*	Paycom Software Inc.	4,185	134
	Concurrent Computer Corp.	20,811	132
*	Intermolecular Inc.	78,300	128
*	Rudolph Technologies Inc.	11,500	127
*	Ultra Clean Holdings Inc.	17,696	126
*	KEYW Holding Corp.	15,268	126
*	Benefitfocus Inc.	3,322	122
*	Qumu Corp.	8,989	120
*	Digi International Inc.	11,876	118
*	Silicon Graphics International Corp.	13,400	116
*	ANADIGICS Inc.	85,470	116
*	Agilysys Inc.	11,474	113
*	Alpha & Omega Semiconductor Ltd.	12,523	112
*	Pixelworks Inc.	21,074	106
*	Five9 Inc.	18,858	105
*	A10 Networks Inc.	24,213	105

* Cascade Microtech Inc.	7,491	102
* Leap Wireless International Inc CVR	39,632	100
* Exa Corp.	8,351	99
* ADDvantage Technologies Group Inc.	41,902	99
* HubSpot Inc.	2,470	99
* Model N Inc.	7,905	95
* Borderfree Inc.	15,720	94
* Selectica Inc.	14,201	92
* Clearfield Inc.	6,205	92
* Cinedigm Corp. Class A	56,581	92
* Mavenir Systems Inc.	5,100	90
* inTEST Corp.	21,900	90
* Marin Software Inc.	14,116	89
* Seachange International Inc.	11,140	87
* Rally Software Development Corp.	5,471	86
* DSP Group Inc.	7,016	84
* Covisint Corp.	40,926	83
Digimarc Corp.	3,714	81
* Datalink Corp.	6,748	81
* QuickLogic Corp.	41,109	79
PC-Tel Inc.	9,837	79
* Support.com Inc.	49,717	78
* Comverse Inc.	3,800	75
* CVD Equipment Corp.	5,349	74
* Cyan Inc.	18,050	72
* iPass Inc.	64,042	68
* EMCORE Corp.	12,381	67
Computer Task Group Inc.	9,180	67
* ChannelAdvisor Corp.	6,700	65
Evolving Systems Inc.	7,297	64
* TeleCommunication Systems Inc. Class A	15,900	61
* LRAD Corp.	25,183	59
* Edgewater Technology Inc.	8,642	59
* OPOWER Inc.	5,726	58
* PAR Technology Corp.	13,813	58
* Guidance Software Inc.	10,347	56
* Telenav Inc.	6,980	55
* eGain Corp.	15,400	51
* Rocket Fuel Inc.	5,300	49
GlobalSCAPE Inc.	14,200	49
* Numerex Corp. Class A	4,145	47
* Mitek Systems Inc.	14,800	47
* Smith Micro Software Inc.	36,146	46
* Icad Inc.	4,360	42
* Varonis Systems Inc.	1,550	40
* Unwired Planet Inc.	65,508	37
* Rosetta Stone Inc.	4,886	37
* Applied Optoelectronics Inc.	2,600	36
Astro-Med Inc.	2,500	35
NCI Inc. Class A	3,378	34
* Entropic Communications Inc.	11,200	33
* Meru Networks Inc.	22,822	33
* Innodata Inc.	11,524	30
* BroadVision Inc.	4,952	30
* Novatel Wireless Inc.	5,660	27
TESSCO Technologies Inc.	1,100	27
* Sigma Designs Inc.	2,800	22
* Netlist Inc.	33,001	19

	Optical Cable Corp.	4,200	16
*	Vringo Inc.	24,700	16
*	Hortonworks Inc.	650	15
*	Radisys Corp.	7,200	15
*	WidePoint Corp.	11,700	15
*	Imprivata Inc.	1,067	15
*	BSQUARE Corp.	2,900	14
	QAD Inc. Class B	677	14
*	Aerohive Networks Inc.	2,782	12
*	Box Inc.	540	11
*	New Relic Inc.	247	9
*	Amber Road Inc.	880	8
*	Cover-All Technologies Inc.	8,100	8
	Simulations Plus Inc.	800	5
*	Zhone Technologies Inc.	2,987	4
*	ParkerVision Inc.	3,645	3
	Aware Inc.	422	2
*	Identiv Inc.	194	2
*	Authentidate Holding Corp.	200	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	12,617	—
			2,390,491
Telecommunications (1.2%)
	Verizon Communications Inc.	2,773,487	134,875
	AT&T Inc.	3,464,129	113,104
	CenturyLink Inc.	377,694	13,049
*	SBA Communications Corp. Class A	86,253	10,100
*	Level 3 Communications Inc.	179,181	9,647
*	T-Mobile US Inc.	188,152	5,962
	Frontier Communications Corp.	667,992	4,709
	Windstream Holdings Inc.	401,573	2,972
*	Sprint Corp.	526,587	2,496
	Telephone & Data Systems Inc.	60,954	1,518
*,^ Globalstar Inc.		276,599	921
	Atlantic Tele-Network Inc.	8,677	601
	Consolidated Communications Holdings Inc.	27,388	559
	Shenandoah Telecommunications Co.	16,591	517
*	Iridium Communications Inc.	52,268	507
*	Vonage Holdings Corp.	102,577	504
*	United States Cellular Corp.	12,423	444
*	8x8 Inc.	51,972	436
*	General Communication Inc. Class A	23,728	374
*	inContact Inc.	33,374	364
*	Cincinnati Bell Inc.	96,667	341
	EarthLink Holdings Corp.	65,500	291
	Spok Holdings Inc.	14,382	276
*	GTT Communications Inc.	11,891	224
*	Alaska Communications Systems Group Inc.	111,105	187
	IDT Corp. Class B	10,156	180
	Lumos Networks Corp.	11,015	168
*	ORBCOMM Inc.	28,091	168
*	Hawaiian Telcom Holdco Inc.	5,805	155
*	FairPoint Communications Inc.	7,600	134
*	Intelsat SA	8,590	103
*	Straight Path Communications Inc. Class B	5,078	101
*	Alteva	3,457	25
*	Pacific DataVision Inc.	289	14

* Elephant Talk Communications Corp.	37,067	14
		306,040
Utilities (1.8%)
Duke Energy Corp.	472,124	36,250
NextEra Energy Inc.	296,030	30,802
Dominion Resources Inc.	389,768	27,623
Southern Co.	600,642	26,596
Exelon Corp.	573,931	19,290
American Electric Power Co. Inc.	326,693	18,376
Sempra Energy	156,654	17,078
PG&E Corp.	317,594	16,855
PPL Corp.	444,698	14,969
Public Service Enterprise Group Inc.	337,932	14,166
Edison International	217,541	13,590
Consolidated Edison Inc.	195,490	11,925
Xcel Energy Inc.	337,772	11,758
Eversource Energy	211,467	10,683
FirstEnergy Corp.	281,116	9,856
DTE Energy Co.	118,303	9,546
NiSource Inc.	211,103	9,322
Entergy Corp.	120,214	9,315
Wisconsin Energy Corp.	150,246	7,437
Ameren Corp.	161,845	6,830
ONEOK Inc.	138,571	6,685
American Water Works Co. Inc.	120,027	6,507
CMS Energy Corp.	184,279	6,433
* Calpine Corp.	250,845	5,737
NRG Energy Inc.	225,401	5,678
CenterPoint Energy Inc.	272,263	5,557
AES Corp.	421,625	5,418
SCANA Corp.	85,619	4,708
Pinnacle West Capital Corp.	73,646	4,695
Alliant Energy Corp.	73,943	4,658
Pepco Holdings Inc.	167,667	4,499
AGL Resources Inc.	79,877	3,966
ITC Holdings Corp.	103,933	3,890
Integrys Energy Group Inc.	53,321	3,840
UGI Corp.	114,743	3,739
Atmos Energy Corp.	66,891	3,699
Westar Energy Inc. Class A	88,198	3,419
National Fuel Gas Co.	53,312	3,216
Aqua America Inc.	117,780	3,104
TECO Energy Inc.	156,622	3,038
Questar Corp.	117,199	2,796
Great Plains Energy Inc.	103,052	2,749
Cleco Corp.	48,053	2,620
* Dynegy Inc.	78,841	2,478
Vectren Corp.	55,226	2,438
Hawaiian Electric Industries Inc.	68,585	2,203
IDACORP Inc.	33,607	2,113
Portland General Electric Co.	52,563	1,950
UIL Holdings Corp.	37,778	1,943
Piedmont Natural Gas Co. Inc.	52,220	1,927
WGL Holdings Inc.	33,171	1,871
Southwest Gas Corp.	31,121	1,810
New Jersey Resources Corp.	56,918	1,768
NorthWestern Corp.	31,330	1,685

	ALLETE Inc.			30,714	1,620
	PNM Resources Inc.			53,210	1,554
	ONE Gas Inc.			34,982	1,512
	Black Hills Corp.			29,846	1,505
	Laclede Group Inc.			27,546	1,411
	Avista Corp.			40,411	1,381
	TerraForm Power Inc. Class A			33,565	1,225
	South Jersey Industries Inc.			22,547	1,224
	El Paso Electric Co.			26,736	1,033
	MGE Energy Inc.			22,043	977
	American States Water Co.			24,218	966
	Northwest Natural Gas Co.			17,907	859
	Ormat Technologies Inc.			18,647	709
	Empire District Electric Co.			28,339	703
	California Water Service Group			26,632	653
	Unitil Corp.			12,714	442
	Chesapeake Utilities Corp.			8,151	413
	Atlantic Power Corp.			131,320	369
*	Vivint Solar Inc.			28,067	341
	SJW Corp.			10,483	324
	Connecticut Water Service Inc.			6,614	240
	Middlesex Water Co.			10,426	237
	York Water Co.			8,846	215
	Artesian Resources Corp. Class A			9,115	195
	Delta Natural Gas Co. Inc.			6,804	132
*	Cadiz Inc.			11,960	123
*	Pure Cycle Corp.			19,761	100
*	US Geothermal Inc.			86,878	42
					465,609
Total Common Stocks (Cost $7,310,414)					15,221,321
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.9%)
U.S. Government Securities (16.3%)
	United States Treasury Note/Bond	0.250%	4/15/16	14,425	14,416
	United States Treasury Note/Bond	0.375%	4/30/16	46,700	46,729
	United States Treasury Note/Bond	2.000%	4/30/16	120	122
	United States Treasury Note/Bond	2.625%	4/30/16	20,000	20,497
	United States Treasury Note/Bond	0.250%	5/15/16	38,200	38,164
	United States Treasury Note/Bond	5.125%	5/15/16	14,750	15,536
	United States Treasury Note/Bond	7.250%	5/15/16	9,065	9,765
	United States Treasury Note/Bond	0.375%	5/31/16	68	68
	United States Treasury Note/Bond	1.750%	5/31/16	15,000	15,244
	United States Treasury Note/Bond	3.250%	5/31/16	5,000	5,169
	United States Treasury Note/Bond	0.500%	6/15/16	36,855	36,912
	United States Treasury Note/Bond	1.500%	6/30/16	30,283	30,704
	United States Treasury Note/Bond	3.250%	6/30/16	5,000	5,179
	United States Treasury Note/Bond	0.625%	7/15/16	49,090	49,236
	United States Treasury Note/Bond	0.500%	7/31/16	9,822	9,837
	United States Treasury Note/Bond	1.500%	7/31/16	5,875	5,959
	United States Treasury Note/Bond	3.250%	7/31/16	15,000	15,570
	United States Treasury Note/Bond	0.625%	8/15/16	18,075	18,126
	United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,155
	United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,666
	United States Treasury Note/Bond	0.875%	9/15/16	30,000	30,188
	United States Treasury Note/Bond	0.500%	9/30/16	5,042	5,047

United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,665
United States Treasury Note/Bond	3.000%	9/30/16	8,375	8,696
United States Treasury Note/Bond	0.625%	10/15/16	27,875	27,945
United States Treasury Note/Bond	0.375%	10/31/16	20,059	20,031
United States Treasury Note/Bond	1.000%	10/31/16	13,486	13,600
United States Treasury Note/Bond	0.625%	11/15/16	38,200	38,289
United States Treasury Note/Bond	4.625%	11/15/16	425	454
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,576
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,568
United States Treasury Note/Bond	0.625%	12/15/16	48,225	48,323
United States Treasury Note/Bond	0.625%	12/31/16	4,439	4,449
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,969
United States Treasury Note/Bond	0.750%	1/15/17	22,815	22,908
United States Treasury Note/Bond	0.500%	1/31/17	20,000	19,994
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,559
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,034
United States Treasury Note/Bond	0.625%	2/15/17	40,275	40,338
United States Treasury Note/Bond	4.625%	2/15/17	200	215
United States Treasury Note/Bond	0.500%	2/28/17	13,751	13,740
United States Treasury Note/Bond	0.875%	2/28/17	7,000	7,043
United States Treasury Note/Bond	3.000%	2/28/17	7,350	7,692
United States Treasury Note/Bond	0.750%	3/15/17	6,030	6,054
United States Treasury Note/Bond	0.500%	3/31/17	9,233	9,223
United States Treasury Note/Bond	1.000%	3/31/17	18,845	19,004
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,218
United States Treasury Note/Bond	0.875%	4/15/17	33,025	33,221
United States Treasury Note/Bond	0.875%	4/30/17	74,125	74,542
United States Treasury Note/Bond	3.125%	4/30/17	52,750	55,503
United States Treasury Note/Bond	0.875%	5/15/17	23,160	23,290
United States Treasury Note/Bond	4.500%	5/15/17	23,200	25,100
United States Treasury Note/Bond	8.750%	5/15/17	6,470	7,580
United States Treasury Note/Bond	0.625%	5/31/17	6,075	6,075
United States Treasury Note/Bond	2.750%	5/31/17	4,531	4,737
United States Treasury Note/Bond	0.875%	6/15/17	37,850	38,045
United States Treasury Note/Bond	0.750%	6/30/17	28,635	28,693
United States Treasury Note/Bond	2.500%	6/30/17	26,650	27,745
United States Treasury Note/Bond	0.875%	7/15/17	16,934	17,013
United States Treasury Note/Bond	0.500%	7/31/17	11,103	11,059
United States Treasury Note/Bond	2.375%	7/31/17	48,626	50,541
United States Treasury Note/Bond	0.875%	8/15/17	31,150	31,286
United States Treasury Note/Bond	4.750%	8/15/17	15,950	17,473
United States Treasury Note/Bond	0.625%	8/31/17	7,860	7,844
United States Treasury Note/Bond	1.875%	8/31/17	15,025	15,443
United States Treasury Note/Bond	1.000%	9/15/17	16,355	16,465
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,103
United States Treasury Note/Bond	1.875%	9/30/17	22,600	23,229
United States Treasury Note/Bond	0.875%	10/15/17	51,150	51,310
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,299
United States Treasury Note/Bond	0.875%	11/15/17	26,721	26,788
United States Treasury Note/Bond	4.250%	11/15/17	13,020	14,192
United States Treasury Note/Bond	0.625%	11/30/17	1,625	1,618
United States Treasury Note/Bond	1.000%	12/15/17	6,353	6,385
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,141
United States Treasury Note/Bond	0.875%	1/15/18	30,501	30,525
United States Treasury Note/Bond	0.875%	1/31/18	2,465	2,467
United States Treasury Note/Bond	2.625%	1/31/18	10,000	10,494
United States Treasury Note/Bond	1.000%	2/15/18	8,000	8,030
United States Treasury Note/Bond	3.500%	2/15/18	31,600	33,960

United States Treasury Note/Bond	2.750%	2/28/18	5,000	5,269
United States Treasury Note/Bond	1.000%	3/15/18	35,000	35,120
United States Treasury Note/Bond	2.875%	3/31/18	5,000	5,291
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,145
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,140
United States Treasury Note/Bond	3.875%	5/15/18	1,734	1,890
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,609
United States Treasury Note/Bond	1.000%	5/31/18	975	976
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,671
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,410
United States Treasury Note/Bond	2.375%	6/30/18	25,705	26,834
United States Treasury Note/Bond	1.375%	7/31/18	16,735	16,926
United States Treasury Note/Bond	2.250%	7/31/18	15,075	15,680
United States Treasury Note/Bond	1.500%	8/31/18	8,450	8,578
United States Treasury Note/Bond	1.375%	9/30/18	58,575	59,179
United States Treasury Note/Bond	1.250%	10/31/18	12,100	12,164
United States Treasury Note/Bond	1.750%	10/31/18	42,230	43,220
United States Treasury Note/Bond	3.750%	11/15/18	805	881
United States Treasury Note/Bond	1.250%	11/30/18	38,250	38,429
United States Treasury Note/Bond	1.375%	11/30/18	12,488	12,605
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,473
United States Treasury Note/Bond	1.500%	12/31/18	11,125	11,271
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,570
United States Treasury Note/Bond	1.500%	1/31/19	18,425	18,661
United States Treasury Note/Bond	2.750%	2/15/19	11,620	12,310
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,398
United States Treasury Note/Bond	1.375%	2/28/19	12,450	12,541
United States Treasury Note/Bond	1.500%	2/28/19	36,590	37,036
United States Treasury Note/Bond	1.500%	3/31/19	10,175	10,299
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,886
United States Treasury Note/Bond	1.250%	4/30/19	8,022	8,031
United States Treasury Note/Bond	1.625%	4/30/19	38,279	38,901
United States Treasury Note/Bond	3.125%	5/15/19	19,835	21,332
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,503
United States Treasury Note/Bond	1.500%	5/31/19	30,746	31,073
United States Treasury Note/Bond	1.000%	6/30/19	6,750	6,680
United States Treasury Note/Bond	1.625%	6/30/19	24,140	24,513
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,062
United States Treasury Note/Bond	1.625%	7/31/19	27,861	28,270
United States Treasury Note/Bond	3.625%	8/15/19	18,900	20,784
United States Treasury Note/Bond	8.125%	8/15/19	5,535	7,161
United States Treasury Note/Bond	1.000%	8/31/19	9,175	9,057
United States Treasury Note/Bond	1.625%	8/31/19	14,006	14,207
United States Treasury Note/Bond	1.750%	9/30/19	24,155	24,619
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,789
United States Treasury Note/Bond	1.500%	10/31/19	55,715	56,150
United States Treasury Note/Bond	3.375%	11/15/19	20,180	22,031
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,933
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,369
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,064
United States Treasury Note/Bond	1.625%	12/31/19	41,033	41,546
United States Treasury Note/Bond	1.250%	1/31/20	757	753
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,703
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,159
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,375
United States Treasury Note/Bond	1.250%	2/29/20	4,990	4,963
United States Treasury Note/Bond	1.375%	2/29/20	8,818	8,819
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,866

United States Treasury Note/Bond	1.375%	3/31/20	45,203	45,203
United States Treasury Note/Bond	1.125%	4/30/20	10,800	10,658
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,927
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,777
United States Treasury Note/Bond	1.875%	6/30/20	23,525	24,058
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,445
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,714
United States Treasury Note/Bond	1.750%	10/31/20	45,650	46,242
United States Treasury Note/Bond	2.625%	11/15/20	54,233	57,453
United States Treasury Note/Bond	2.000%	11/30/20	22,950	23,538
United States Treasury Note/Bond	2.375%	12/31/20	11,442	11,968
United States Treasury Note/Bond	2.125%	1/31/21	10,996	11,343
United States Treasury Note/Bond	3.625%	2/15/21	358	400
United States Treasury Note/Bond	7.875%	2/15/21	400	543
United States Treasury Note/Bond	2.000%	2/28/21	18,600	19,050
United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,343
United States Treasury Note/Bond	3.125%	5/15/21	29,512	32,122
United States Treasury Note/Bond	2.000%	5/31/21	30,378	31,062
United States Treasury Note/Bond	2.125%	6/30/21	45,700	47,043
United States Treasury Note/Bond	2.250%	7/31/21	19,600	20,320
United States Treasury Note/Bond	2.125%	8/15/21	19,115	19,670
United States Treasury Note/Bond	2.000%	8/31/21	12,325	12,585
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,818
United States Treasury Note/Bond	2.000%	10/31/21	19,935	20,340
United States Treasury Note/Bond	2.000%	11/15/21	60,250	61,492
United States Treasury Note/Bond	8.000%	11/15/21	10,770	15,048
United States Treasury Note/Bond	1.875%	11/30/21	28,467	28,814
United States Treasury Note/Bond	2.125%	12/31/21	16,700	17,164
United States Treasury Note/Bond	1.500%	1/31/22	12,475	12,311
United States Treasury Note/Bond	2.000%	2/15/22	9,520	9,713
United States Treasury Note/Bond	1.750%	2/28/22	24,544	24,609
United States Treasury Note/Bond	1.750%	3/31/22	27,487	27,556
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,413
United States Treasury Note/Bond	1.625%	8/15/22	8,000	7,934
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,380
United States Treasury Note/Bond	2.000%	2/15/23	16,335	16,598
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,536
United States Treasury Note/Bond	1.750%	5/15/23	43,043	42,801
United States Treasury Note/Bond	2.500%	8/15/23	34,410	36,211
United States Treasury Note/Bond	6.250%	8/15/23	16,980	22,870
United States Treasury Note/Bond	2.750%	11/15/23	20,256	21,718
United States Treasury Note/Bond	2.750%	2/15/24	21,674	23,225
United States Treasury Note/Bond	2.500%	5/15/24	64,818	68,079
United States Treasury Note/Bond	2.375%	8/15/24	33,710	35,043
United States Treasury Note/Bond	2.250%	11/15/24	18,046	18,553
United States Treasury Note/Bond	7.500%	11/15/24	675	1,010
United States Treasury Note/Bond	2.000%	2/15/25	48,901	49,207
United States Treasury Note/Bond	6.875%	8/15/25	2,350	3,441
United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,266
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,590
United States Treasury Note/Bond	6.500%	11/15/26	2,910	4,258
United States Treasury Note/Bond	6.125%	11/15/27	6,150	8,895
United States Treasury Note/Bond	5.500%	8/15/28	10,445	14,522
United States Treasury Note/Bond	5.250%	11/15/28	9,875	13,470
United States Treasury Note/Bond	5.250%	2/15/29	8,540	11,678
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,594
United States Treasury Note/Bond	6.250%	5/15/30	11,070	16,820
United States Treasury Note/Bond	5.375%	2/15/31	9,700	13,768

United States Treasury Note/Bond	4.500%	2/15/36	15,500	21,116
United States Treasury Note/Bond	4.750%	2/15/37	5,400	7,605
United States Treasury Note/Bond	5.000%	5/15/37	10,998	15,995
United States Treasury Note/Bond	4.375%	2/15/38	9,742	13,057
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,898
United States Treasury Note/Bond	3.500%	2/15/39	5,872	6,953
United States Treasury Note/Bond	4.250%	5/15/39	8,883	11,735
United States Treasury Note/Bond	4.500%	8/15/39	7,684	10,522
United States Treasury Note/Bond	4.375%	11/15/39	17,036	22,964
United States Treasury Note/Bond	4.625%	2/15/40	17,510	24,454
United States Treasury Note/Bond	4.375%	5/15/40	950	1,284
United States Treasury Note/Bond	3.875%	8/15/40	3,185	4,010
United States Treasury Note/Bond	4.250%	11/15/40	8,140	10,843
United States Treasury Note/Bond	4.750%	2/15/41	19,838	28,461
United States Treasury Note/Bond	3.125%	11/15/41	16,525	18,474
United States Treasury Note/Bond	3.125%	2/15/42	8,523	9,520
United States Treasury Note/Bond	3.000%	5/15/42	4,425	4,829
United States Treasury Note/Bond	2.750%	8/15/42	23,725	24,678
United States Treasury Note/Bond	2.750%	11/15/42	68,535	71,276
United States Treasury Note/Bond	3.125%	2/15/43	442	493
United States Treasury Note/Bond	2.875%	5/15/43	27,085	28,871
United States Treasury Note/Bond	3.625%	8/15/43	36,486	44,582
United States Treasury Note/Bond	3.750%	11/15/43	27,549	34,423
United States Treasury Note/Bond	3.625%	2/15/44	29,063	35,557
United States Treasury Note/Bond	3.375%	5/15/44	9,816	11,509
United States Treasury Note/Bond	3.125%	8/15/44	7,751	8,691
United States Treasury Note/Bond	3.000%	11/15/44	29,222	32,026
United States Treasury Note/Bond	2.500%	2/15/45	14,500	14,380
				4,206,662
Agency Bonds and Notes (1.3%)
3 AID-Israel	5.500%	12/4/23	375	468
3 AID-Israel	5.500%	4/26/24	1,400	1,758
3 AID-Jordan	1.945%	6/23/19	600	611
3 AID-Jordan	2.503%	10/30/20	750	772
3 AID-Tunisia	2.452%	7/24/21	250	254
3 AID-Ukraine	1.844%	5/16/19	350	355
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	179
2 Federal Farm Credit Banks	5.125%	8/25/16	925	985
2 Federal Farm Credit Banks	4.875%	1/17/17	850	915
2 Federal Farm Credit Banks	1.125%	9/22/17	500	504
2 Federal Farm Credit Banks	1.000%	9/25/17	425	427
2 Federal Farm Credit Banks	1.125%	12/18/17	500	503
2 Federal Farm Credit Banks	1.110%	2/20/18	425	427
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,497
2 Federal Farm Credit Banks	3.500%	12/20/23	500	549
2 Federal Home Loan Banks	5.625%	6/13/16	300	319
2 Federal Home Loan Banks	0.375%	6/24/16	1,500	1,499
2 Federal Home Loan Banks	0.500%	9/28/16	7,000	7,003
2 Federal Home Loan Banks	5.125%	10/19/16	2,825	3,027
2 Federal Home Loan Banks	0.625%	11/23/16	1,800	1,802
2 Federal Home Loan Banks	4.750%	12/16/16	4,170	4,466
2 Federal Home Loan Banks	0.625%	12/28/16	1,200	1,201
2 Federal Home Loan Banks	0.875%	3/10/17	275	276
2 Federal Home Loan Banks	4.875%	5/17/17	900	979
2 Federal Home Loan Banks	0.875%	5/24/17	4,000	4,019
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,516
2 Federal Home Loan Banks	4.875%	9/8/17	405	445

2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,603
2 Federal Home Loan Banks	1.125%	4/25/18	2,000	2,009
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,713
2 Federal Home Loan Banks	5.375%	8/15/18	225	257
2 Federal Home Loan Banks	1.875%	3/13/20	500	509
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,332
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,991
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,192
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,957
2 Federal Home Loan Banks	2.125%	3/10/23	4,000	4,004
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,015
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,888
4 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,153
4 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,702
4 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,127
4 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,302
4 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	11,853
4 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,056
4 Federal Home Loan Mortgage Corp.	0.500%	1/27/17	5,000	4,993
4 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,000	6,031
4 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,618
4 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,576
4 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	2,874	2,892
4 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	6,664	6,700
4 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,445
4 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,233
4 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,110
4 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,793
4 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,996
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,050
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,780
4 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,949
4 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,692
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,896
4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,886
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,898
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	406
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,371
4 Federal National Mortgage Assn.	2.375%	4/11/16	6,475	6,609
4 Federal National Mortgage Assn.	0.375%	7/5/16	2,000	1,999
4 Federal National Mortgage Assn.	0.625%	8/26/16	2,500	2,506
4 Federal National Mortgage Assn.	5.250%	9/15/16	1,350	1,443
4 Federal National Mortgage Assn.	1.250%	9/28/16	7,255	7,338
4 Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,117
4 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,758
4 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,136
4 Federal National Mortgage Assn.	0.750%	4/20/17	4,175	4,184
4 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,698
4 Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,555
4 Federal National Mortgage Assn.	1.000%	9/27/17	1,000	1,004
4 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	16,172
4 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,999
4 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,992
4 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,484
4 Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,618
4 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,439
4 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,093
4 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,066

4	Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,110
4	Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,023
4	Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,825
4	Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,014
4	Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,074
4	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,179
4	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,186
4	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,517
4	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,813
2	Financing Corp.	9.800%	4/6/18	500	624
2	Financing Corp.	9.650%	11/2/18	475	612
	Private Export Funding Corp.	1.375%	2/15/17	175	177
	Private Export Funding Corp.	2.250%	12/15/17	200	205
	Private Export Funding Corp.	1.875%	7/15/18	300	304
	Private Export Funding Corp.	4.375%	3/15/19	350	387
	Private Export Funding Corp.	1.450%	8/15/19	350	345
	Private Export Funding Corp.	2.250%	3/15/20	650	666
	Private Export Funding Corp.	4.300%	12/15/21	175	197
	Private Export Funding Corp.	2.800%	5/15/22	200	206
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,082
	Private Export Funding Corp.	3.550%	1/15/24	725	783
	Private Export Funding Corp.	2.450%	7/15/24	525	523
2	Tennessee Valley Authority	4.500%	4/1/18	655	722
2	Tennessee Valley Authority	1.750%	10/15/18	600	612
2	Tennessee Valley Authority	3.875%	2/15/21	905	1,012
2	Tennessee Valley Authority	1.875%	8/15/22	425	415
2	Tennessee Valley Authority	2.875%	9/15/24	1,500	1,572
2	Tennessee Valley Authority	6.750%	11/1/25	2,100	2,916
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,004
2	Tennessee Valley Authority	4.650%	6/15/35	500	604
2	Tennessee Valley Authority	5.880%	4/1/36	285	400
2	Tennessee Valley Authority	5.500%	6/15/38	225	305
2	Tennessee Valley Authority	5.250%	9/15/39	425	557
2	Tennessee Valley Authority	3.500%	12/15/42	950	974
2	Tennessee Valley Authority	5.375%	4/1/56	580	780
2	Tennessee Valley Authority	4.625%	9/15/60	519	615
					332,284
Conventional Mortgage-Backed Securities (8.1%)
[4,5] Fannie Mae Pool		2.000%	10/1/28	3,668	3,680
4,5,6Fannie Mae Pool		2.500%	8/1/27–1/1/43	55,195	56,659
4,5,6Fannie Mae Pool		3.000%	10/1/26–4/1/45	160,691	166,409
4,5,6Fannie Mae Pool		3.500%	9/1/25–4/1/45	190,985	201,486
4,5,6Fannie Mae Pool		4.000%	7/1/18–4/1/45	169,704	181,950
4,5,6Fannie Mae Pool		4.500%	3/1/18–4/1/45	114,160	124,634
[4,5] Fannie Mae Pool		5.000%	3/1/17–4/1/45	66,233	73,542
[4,5] Fannie Mae Pool		5.500%	11/1/16–4/1/40	51,336	57,845
4,5,6Fannie Mae Pool		6.000%	4/1/16–4/1/45	33,799	38,631
[4,5] Fannie Mae Pool		6.500%	6/1/15–10/1/39	11,108	12,758
[4,5] Fannie Mae Pool		7.000%	7/1/15–11/1/37	4,059	4,692
[4,5] Fannie Mae Pool		7.500%	4/1/15–12/1/32	385	428
[4,5] Fannie Mae Pool		8.000%	7/1/15–11/1/30	66	73
[4,5] Fannie Mae Pool		8.500%	11/1/18–7/1/30	48	56
[4,5] Fannie Mae Pool		9.000%	7/1/22–8/1/26	24	24
[4,5] Fannie Mae Pool		9.500%	5/1/16–2/1/25	2	2
[4,5] Freddie Mac Gold Pool		2.000%	8/1/28	1,777	1,782
4,5,6Freddie Mac Gold Pool		2.500%	10/1/27–2/1/43	43,172	44,272
4,5,6Freddie Mac Gold Pool		3.000%	1/1/27–4/1/45	91,230	94,301

4,5,6Freddie Mac Gold Pool		3.500%	9/1/25–4/1/45	114,328	120,349
4,5,6Freddie Mac Gold Pool		4.000%	7/1/18–4/1/45	103,366	110,640
4,5,6Freddie Mac Gold Pool		4.500%	1/1/18–4/1/45	65,290	71,045
4,5,6Freddie Mac Gold Pool		5.000%	4/1/17–4/1/45	39,845	44,121
[4,5] Freddie Mac Gold Pool		5.500%	5/1/17–6/1/41	28,465	31,985
[4,5] Freddie Mac Gold Pool		6.000%	1/1/17–5/1/40	18,201	20,739
[4,5] Freddie Mac Gold Pool		6.500%	8/1/16–3/1/39	4,709	5,396
[4,5] Freddie Mac Gold Pool		7.000%	5/1/15–12/1/38	1,323	1,513
[4,5] Freddie Mac Gold Pool		7.500%	1/1/23–1/1/32	198	225
[4,5] Freddie Mac Gold Pool		8.000%	1/1/16–10/1/31	244	274
[4,5] Freddie Mac Gold Pool		8.500%	4/1/20–5/1/30	22	23
[4,5] Freddie Mac Gold Pool		9.000%	10/1/21–4/1/30	16	16
[4,5] Freddie Mac Gold Pool		9.500%	4/1/16–4/1/25	1	1
[4,5] Freddie Mac Gold Pool		10.000%	3/1/17–4/1/25	2	2
[5,6] Ginnie Mae I Pool		3.000%	1/15/26–4/1/45	16,284	16,813
[5,6] Ginnie Mae I Pool		3.500%	11/15/25–4/1/45	19,883	20,994
[5,6] Ginnie Mae I Pool		4.000%	10/15/24–4/1/45	35,988	38,664
[5,6] Ginnie Mae I Pool		4.500%	8/15/18–4/1/45	36,960	40,890
[5,6] Ginnie Mae I Pool		5.000%	1/15/18–4/1/45	21,920	24,519
5	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	11,341	12,896
5	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	6,989	7,979
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	2,207	2,477
5	Ginnie Mae I Pool	7.000%	6/15/15–8/15/32	915	1,037
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	266	300
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	181	201
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	25	26
5	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	28	30
5	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	2,046	2,123
[5,6] Ginnie Mae II Pool		3.000%	2/20/27–4/1/45	76,559	79,116
[5,6] Ginnie Mae II Pool		3.500%	9/20/25–4/1/45	138,091	145,562
[5,6] Ginnie Mae II Pool		4.000%	9/20/25–4/1/45	99,838	106,587
[5,6] Ginnie Mae II Pool		4.500%	11/20/35–4/1/45	72,099	78,561
5	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	37,427	41,251
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	10,799	12,027
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	5,070	5,716
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,557	1,782
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	264	302
					2,109,409
Nonconventional Mortgage-Backed Securities (0.2%)
4,5,7Fannie Mae Pool		1.466%	4/1/37	64	67
4,5,7Fannie Mae Pool		1.817%	9/1/37	178	191
4,5,7Fannie Mae Pool		2.099%	8/1/35	193	206
4,5,7Fannie Mae Pool		2.106%	11/1/36	289	308
4,5 Fannie Mae Pool		2.109%	3/1/43	784	808
4,5,7Fannie Mae Pool		2.165%	6/1/36	5	5
4,5,7Fannie Mae Pool		2.169%	12/1/41	373	385
4,5,7Fannie Mae Pool		2.191%	10/1/39	92	94
[4,5] Fannie Mae Pool		2.194%	6/1/43	727	749
4,5,7Fannie Mae Pool		2.195%	7/1/39	34	35
[4,5] Fannie Mae Pool		2.197%	9/1/42	513	538
[4,5] Fannie Mae Pool		2.200%	6/1/42	1,808	1,913
4,5,7Fannie Mae Pool		2.205%	12/1/33	56	60
4,5,7Fannie Mae Pool		2.217%	2/1/36	108	110
4,5,7Fannie Mae Pool		2.224%	8/1/37	160	169
[4,5] Fannie Mae Pool		2.239%	10/1/42	421	430

4,5,7Fannie Mae Pool	2.248%	9/1/34	71	76
[4,5] Fannie Mae Pool	2.264%	7/1/43	876	880
4,5,7Fannie Mae Pool	2.304%	11/1/39	58	60
4,5,7Fannie Mae Pool	2.325%	7/1/37	30	31
4,5,7Fannie Mae Pool	2.373%	1/1/37	242	261
4,5,7Fannie Mae Pool	2.388%	7/1/42	280	296
4,5,7Fannie Mae Pool	2.402%	1/1/40	202	208
[4,5] Fannie Mae Pool	2.403%	7/1/42	685	712
[4,5] Fannie Mae Pool	2.406%	5/1/42	1,200	1,229
4,5,7Fannie Mae Pool	2.410%	11/1/34	116	121
4,5,7Fannie Mae Pool	2.428%	11/1/39	73	76
4,5,7Fannie Mae Pool	2.435%	11/1/33	68	73
[4,5] Fannie Mae Pool	2.437%	5/1/43	1,617	1,694
4,5,7Fannie Mae Pool	2.438%	1/1/35	239	257
[4,5] Fannie Mae Pool	2.451%	10/1/42	781	811
[4,5] Fannie Mae Pool	2.466%	9/1/43	115	120
[4,5] Fannie Mae Pool	2.496%	10/1/40	203	216
[4,5] Fannie Mae Pool	2.511%	12/1/40	347	368
[4,5] Fannie Mae Pool	2.606%	12/1/41	344	360
[4,5] Fannie Mae Pool	2.627%	11/1/41	327	351
4,5,7Fannie Mae Pool	2.662%	5/1/42	208	216
[4,5] Fannie Mae Pool	2.704%	1/1/42	325	348
[4,5] Fannie Mae Pool	2.732%	12/1/43	1,439	1,498
[4,5] Fannie Mae Pool	2.755%	3/1/41	256	274
[4,5] Fannie Mae Pool	2.776%	3/1/42	799	837
[4,5] Fannie Mae Pool	2.787%	1/1/42	509	540
[4,5] Fannie Mae Pool	2.805%	11/1/41	347	372
[4,5] Fannie Mae Pool	2.911%	12/1/40	151	161
[4,5] Fannie Mae Pool	2.968%	3/1/42	480	499
[4,5] Fannie Mae Pool	2.984%	9/1/43	923	968
[4,5] Fannie Mae Pool	3.060%	2/1/41	287	306
[4,5] Fannie Mae Pool	3.061%	3/1/41–2/1/42	674	706
4,5,7Fannie Mae Pool	3.086%	2/1/41	117	118
4,5,7Fannie Mae Pool	3.112%	2/1/42	1,472	1,578
[4,5] Fannie Mae Pool	3.162%	2/1/41	136	145
[4,5] Fannie Mae Pool	3.197%	9/1/40	118	125
[4,5] Fannie Mae Pool	3.199%	12/1/40	123	131
[4,5] Fannie Mae Pool	3.221%	8/1/40	141	148
[4,5] Fannie Mae Pool	3.235%	12/1/40	128	135
[4,5] Fannie Mae Pool	3.249%	10/1/40	141	148
[4,5] Fannie Mae Pool	3.272%	5/1/41	314	334
[4,5] Fannie Mae Pool	3.314%	11/1/40	105	111
[4,5] Fannie Mae Pool	3.337%	8/1/42	483	503
4,5,7Fannie Mae Pool	3.396%	5/1/40	85	93
4,5,7Fannie Mae Pool	3.489%	5/1/40	51	55
[4,5] Fannie Mae Pool	3.542%	7/1/41	504	521
[4,5] Fannie Mae Pool	3.563%	6/1/41	85	91
[4,5] Fannie Mae Pool	3.580%	8/1/39	84	90
[4,5] Fannie Mae Pool	3.612%	4/1/41	225	239
[4,5] Fannie Mae Pool	3.743%	6/1/41	354	379
[4,5] Fannie Mae Pool	3.814%	9/1/40	314	335
[4,5] Fannie Mae Pool	4.242%	12/1/39	212	219
4,5,7Fannie Mae Pool	4.640%	8/1/39	303	318
[4,5] Fannie Mae Pool	5.103%	3/1/38	85	90
4,5,7Fannie Mae Pool	5.109%	11/1/39	126	134
[4,5] Fannie Mae Pool	5.290%	7/1/36	49	50
[4,5] Fannie Mae Pool	5.567%	4/1/37	167	180
[4,5] Fannie Mae Pool	5.753%	12/1/37	173	188

[4,5] Fannie Mae Pool		6.115%	10/1/37	171	179
4,5,7Freddie Mac Non Gold Pool		1.485%	10/1/37	5	5
4,5,7Freddie Mac Non Gold Pool		2.040%	1/1/37	174	185
4,5,7Freddie Mac Non Gold Pool		2.125%	1/1/38	38	39
4,5,7Freddie Mac Non Gold Pool		2.160%	10/1/37	59	64
4,5,7Freddie Mac Non Gold Pool		2.181%	7/1/35	116	123
4,5,7Freddie Mac Non Gold Pool		2.238%	12/1/36	65	69
4,5,7Freddie Mac Non Gold Pool		2.253%	1/1/35	20	22
4,5,7Freddie Mac Non Gold Pool		2.257%	3/1/37	25	26
4,5,7Freddie Mac Non Gold Pool		2.276%	12/1/34–2/1/37	134	143
4,5,7Freddie Mac Non Gold Pool		2.323%	12/1/35	102	107
4,5 Freddie Mac Non Gold Pool		2.325%	5/1/42	110	114
4,5,7Freddie Mac Non Gold Pool		2.344%	12/1/36	72	78
4,5,7Freddie Mac Non Gold Pool		2.375%	11/1/34–5/1/36	159	167
[4,5] Freddie Mac Non Gold Pool		2.583%	2/1/42	215	230
[4,5] Freddie Mac Non Gold Pool		2.587%	11/1/43	766	795
[4,5] Freddie Mac Non Gold Pool		2.636%	12/1/40	143	149
[4,5] Freddie Mac Non Gold Pool		2.663%	11/1/40	75	78
[4,5] Freddie Mac Non Gold Pool		2.742%	12/1/40	315	326
[4,5] Freddie Mac Non Gold Pool		2.750%	2/1/42	355	384
4,5,7Freddie Mac Non Gold Pool		2.776%	10/1/36	72	76
[4,5] Freddie Mac Non Gold Pool		2.785%	1/1/41	223	237
[4,5] Freddie Mac Non Gold Pool		2.871%	2/1/41	298	319
[4,5] Freddie Mac Non Gold Pool		2.906%	12/1/41	417	439
[4,5] Freddie Mac Non Gold Pool		2.964%	2/1/41	89	95
[4,5] Freddie Mac Non Gold Pool		3.098%	6/1/41	128	138
[4,5] Freddie Mac Non Gold Pool		3.113%	3/1/41	104	111
[4,5] Freddie Mac Non Gold Pool		3.125%	1/1/41	81	87
[4,5] Freddie Mac Non Gold Pool		3.151%	11/1/40	180	186
[4,5] Freddie Mac Non Gold Pool		3.268%	6/1/40	91	94
[4,5] Freddie Mac Non Gold Pool		3.359%	5/1/40	53	57
[4,5] Freddie Mac Non Gold Pool		3.413%	3/1/42	531	556
[4,5] Freddie Mac Non Gold Pool		3.448%	5/1/40	52	56
[4,5] Freddie Mac Non Gold Pool		3.557%	6/1/40	149	160
[4,5] Freddie Mac Non Gold Pool		3.648%	6/1/40	82	86
[4,5] Freddie Mac Non Gold Pool		3.669%	9/1/40	441	472
[4,5] Freddie Mac Non Gold Pool		4.387%	5/1/38	15	16
[4,5] Freddie Mac Non Gold Pool		5.276%	3/1/38	150	162
[4,5] Freddie Mac Non Gold Pool		5.526%	2/1/36	86	90
[4,5] Freddie Mac Non Gold Pool		5.784%	9/1/37	334	353
[4,5] Freddie Mac Non Gold Pool		5.814%	5/1/37	300	316
[5,7] Ginnie Mae II Pool		1.625%	10/20/39	37	38
[5,7] Ginnie Mae II Pool		2.000%	12/20/39–6/20/43	2,590	2,683
[5,7] Ginnie Mae II Pool		2.125%	5/20/41	105	110
5	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	3,320	3,448
[5,7] Ginnie Mae II Pool		3.000%	10/20/38–11/20/41	2,083	2,218
5	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	2,718	2,868
5	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	967	1,020
5	Ginnie Mae II Pool	5.000%	7/20/38	13	13
					47,238
Total U.S. Government and Agency Obligations (Cost $6,505,857)					6,695,593
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
5	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	207	220
5	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	54	54
5	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	365
5	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	150	150

5 Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
5 Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	300	300
5 Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	151
5 Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	350	351
5 Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	151
5 Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	275	274
5 Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	175
5 Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	300	300
5 Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	200	200
5 Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	426
5 American Express Credit Account Secured
Note Trust 2014-3	1.490%	4/15/20	625	630
5 American Express Credit Account Secured
Note Trust 2014-4	1.430%	6/15/20	325	327
5 AmeriCredit Automobile Receivables Trust
2013-1	0.610%	10/10/17	60	60
5 AmeriCredit Automobile Receivables Trust
2013-2	0.650%	12/8/17	66	66
5 AmeriCredit Automobile Receivables Trust
2013-3	0.920%	4/9/18	198	198
5 AmeriCredit Automobile Receivables Trust
2013-4	0.960%	4/9/18	80	80
5 AmeriCredit Automobile Receivables Trust
2014-1	0.900%	2/8/19	75	75
5 AmeriCredit Automobile Receivables Trust
2014-1	1.680%	7/8/19	50	50
5 AmeriCredit Automobile Receivables Trust
2014-2	0.940%	2/8/19	150	150
5 AmeriCredit Automobile Receivables Trust
2014-3	1.150%	6/10/19	225	225
5 Banc of America Commercial Mortgage Trust
2005-5	5.115%	10/10/45	548	552
5 Banc of America Commercial Mortgage Trust
2005-6	5.179%	9/10/47	245	250
5 Banc of America Commercial Mortgage Trust
2005-6	5.179%	9/10/47	260	266
5 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	763	776
5 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	50	51
5 Banc of America Commercial Mortgage Trust
2006-2	5.727%	5/10/45	945	973
5 Banc of America Commercial Mortgage Trust
2006-2	5.762%	5/10/45	160	166
5 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	1,637	1,711
5 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	905	941
5 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	200	208
5 Banc of America Commercial Mortgage Trust
2008-1	6.213%	2/10/51	1,161	1,281
Bank of Nova Scotia	2.125%	9/11/19	900	916
5 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	1,025	1,041
5 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	200	201

5 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.142%	10/12/42	375	378
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.438%	3/11/39	549	563
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.742%	9/11/38	275	286
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	160	169
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.575%	4/12/38	522	535
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.575%	4/12/38	250	260
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	425	449
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.656%	6/11/40	97	98
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.708%	6/11/40	535	584
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	770	830
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.896%	6/11/50	735	808
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	1,050	1,135
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	316	336
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	335	360
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	1,945	2,112
5 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	375	376
5 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	252
5 BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	400	400
5 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	215
5 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	194	194
5 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	229
5 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	136
5 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	450	450
5 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	301
5 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	302
5 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	495	497
5 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	126
5 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	96
5 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	200	200
5 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	100	100
5 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
5 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	150	151
5 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	101
5 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	801
5 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	150
5 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	3,500	3,624
5 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	550	608
5 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	150	151
5 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	525	529

5 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	145
5 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	215	215
5 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	96
5 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	270	271
5 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	141
5 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	125	125
5 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
5 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	180	180
5 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
5 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	225	225
5 Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	125	126
5 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	250	250
5 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	126
5 Carmax Auto Owner Trust 2014-4	1.250%	11/15/19	450	450
5 CD 2005-CD1 Commercial Mortgage Trust	5.225%	7/15/44	542	547
5 CD 2005-CD1 Commercial Mortgage Trust	5.225%	7/15/44	300	305
5 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,553	1,619
5 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	451
5 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	2,440	2,569
5 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,363	1,478
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	97	101
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	81	91
5 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	835
5 Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,068
5 Chase Issuance Trust 2012-A3	0.790%	6/15/17	635	635
5 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	598
5 Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	361
5 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,306
5 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,046
5 Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	776
5 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,458
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	932
5 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,076
5 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	803
5 Chase Issuance Trust 2015-A2	1.590%	2/18/20	800	806
5 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	617
5 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	825
5 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	608
5 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,161
5 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	350
5 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,453
5 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	877
5 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	774
5 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	1,700	1,734
5 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,261
5 Citigroup Commercial Mortgage Trust 2006-
C4	5.768%	3/15/49	955	987
5 Citigroup Commercial Mortgage Trust 2006-
C4	5.768%	3/15/49	500	522
5 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	600	630
5 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	230	243
5 Citigroup Commercial Mortgage Trust 2007-
C6	5.703%	12/10/49	1,141	1,233

5	Citigroup Commercial Mortgage Trust 2008-
	C7	6.134%	12/10/49	1,238	1,357
5	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	600	619
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	100	103
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.422%	4/10/46	100	103
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	225	235
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	225	253
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.649%	9/10/46	350	394
5	Citigroup Commercial Mortgage Trust 2013-
	GC17	3.675%	11/10/46	75	80
5	Citigroup Commercial Mortgage Trust 2013-
	GC17	4.131%	11/10/46	275	306
5	Citigroup Commercial Mortgage Trust 2013-
	GC17	4.544%	11/10/46	100	112
5	Citigroup Commercial Mortgage Trust 2013-
	GC17	5.095%	11/10/46	100	112
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	2.790%	3/10/47	129	133
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	75	80
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	125	137
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	125	138
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	200	218
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	150	158
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	300	322
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	650	697
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	800	822
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	325	334
5	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	1,179	1,258
5	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.761%	5/15/46	880	950
5	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	514	516
5	COMM 2006-C7 Mortgage Trust	5.751%	6/10/46	967	1,002
5	COMM 2006-C7 Mortgage Trust	5.776%	6/10/46	200	209
5	COMM 2007-C9 Mortgage Trust	5.798%	12/10/49	900	976
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	151
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	204
[5,8] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	227	238
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	359
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	208
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	214
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	286
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	370

5 COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	227
5 COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	61	61
5 COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	130
5 COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	133
5 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	190
5 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	138
5 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	83
5 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	56
5 COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	56	56
5 COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	78
5 COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	54
5 COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	502
5 COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	168
5 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	189
5 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	156
5 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	240
5 COMM 2013-CCRE9 Mortgage Trust	4.235%	7/10/45	365	411
5 COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	178
5 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	240
5 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	256
5 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	286
5 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	159
5 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	368
5 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	307
5 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	365
5 COMM 2014-CCRE14 Mortgage Trust	4.610%	2/10/47	175	196
5 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	341
5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	120
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	230
5 COMM 2014-CCRE15 Mortgage Trust	4.717%	2/10/47	105	119
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	700
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	162
5 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	335
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	663
5 COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	235
5 COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	106
5 COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	191
5 COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	109
5 COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	185
5 COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	135
5 COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	162
5 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	130
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	355
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	446
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	191
5 COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	75	78
5 COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	425	438
5 COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	200	208
5 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	93
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	82
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	220
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	63
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	40
5 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	130
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	378
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	239
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	176
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	540

5	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	442
5	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	445
5	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	847
5	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	243
5	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,523	1,535
5	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	279
5	Commercial Mortgage Trust 2006-GG7	5.816%	7/10/38	273	283
[5,8] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	36	36
5	COMM_15-CR22 Mortgage Trust	2.856%	3/10/48	200	207
5	COMM_15-CR22 Mortgage Trust	3.309%	3/10/48	575	598
5	COMM_15-CR22 Mortgage Trust	3.603%	3/10/48	200	208
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.469%	2/15/39	679	695
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.469%	2/15/39	400	412
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.469%	2/15/39	240	247
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.807%	6/15/38	1,420	1,467
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.807%	6/15/38	225	236
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	175	184
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	452	473
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	581	611
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.704%	6/15/39	445	472
5	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	400	422
5	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	200	211
5	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	175	185
5	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	151
5	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	81
5	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	162
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	948
5	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,355
5	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,181
[4,5] Fannie Mae-Aces 2012-M9		1.553%	4/25/22	121	121
[4,5] Fannie Mae-Aces 2013-M12		2.387%	3/25/23	1,172	1,184
[4,5] Fannie Mae-Aces 2013-M14		2.505%	4/25/23	1,228	1,231
[4,5] Fannie Mae-Aces 2013-M14		3.329%	10/25/23	1,275	1,347
[4,5] Fannie Mae-Aces 2013-M4		2.608%	3/25/22	75	77
[4,5] Fannie Mae-Aces 2013-M7		2.280%	12/27/22	450	446
[4,5] Fannie Mae-Aces 2014-M1		2.323%	11/25/18	1,721	1,762
[4,5] Fannie Mae-Aces 2014-M1		3.367%	7/25/23	1,675	1,774
[4,5] Fannie Mae-Aces 2014-M12		2.614%	10/25/21	1,250	1,281
[4,5] Fannie Mae-Aces 2014-M15		2.509%	7/25/22	500	513
[4,5] Fannie Mae-Aces 2014-M2		1.916%	6/25/21	508	515
[4,5] Fannie Mae-Aces 2014-M2		3.513%	12/25/23	1,266	1,361
[4,5] Fannie Mae-Aces 2014-M3		2.613%	1/25/24	499	515
[4,5] Fannie Mae-Aces 2014-M3		3.476%	1/25/24	600	649
[4,5] Fannie Mae-Aces 2014-M4		3.346%	3/25/24	625	666
[4,5] Fannie Mae-Aces 2014-M6		2.679%	5/25/21	1,175	1,204
[4,5] Fannie Mae-Aces 2014-M7		3.248%	6/25/24	1,293	1,377
[4,5] Fannie Mae-Aces 2014-M8		2.346%	6/25/24	215	219
[4,5] Fannie Mae-Aces 2014-M8		3.056%	6/25/24	650	672

[4,5] Fannie Mae-Aces 2014-M9	1.462%	4/25/17	1,025	1,031
[4,5] Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	809
[4,5] Fannie Mae-Aces 2014-M13	1.637%	11/25/17	200	202
[4,5] Fannie Mae-Aces 2014-M13	2.566%	8/25/24	173	177
[4,5] Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	494
[4,5] Fannie Mae-Aces 2015-M1	1.626%	2/25/18	325	328
[4,5] Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,082
[4,5] Fannie Mae-Aces 2015-M2	2.620%	12/25/24	799	810
[4,5] Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	408
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K010	2.412%	8/25/18	250	257
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K010	3.320%	7/25/20	1,054	1,108
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K014	3.871%	4/25/21	524	573
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K017	2.873%	12/25/21	1,450	1,511
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	585	585
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K020	2.373%	5/25/22	1,450	1,462
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	915	924
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K021	3.490%	1/25/24	50	54
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K022	2.355%	7/25/22	75	76
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	1,275	1,295
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	1,275	1,300
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K028	3.111%	2/25/23	1,875	1,977
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	1,250	1,337
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	1,163	1,213
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K030	3.250%	4/25/23	1,250	1,330
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	1,260	1,345
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	1,200	1,264
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K032	3.310%	5/25/23	1,260	1,348
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	1,209	1,266
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K033	3.060%	7/25/23	1,325	1,389
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	1,208	1,310
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K035	3.458%	8/25/23	1,400	1,511
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	1,375	1,492
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	409	425

[4,5] FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	1,475	1,586
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	291	304
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	850	910
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K040	2.768%	4/25/24	395	413
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K040	3.241%	9/25/24	1,025	1,091
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K041	3.171%	10/25/24	1,000	1,059
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K042	2.267%	6/25/24	199	203
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K042	2.670%	12/25/24	700	713
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	2.532%	10/25/23	200	206
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	3.062%	12/25/24	600	629
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	1,800	1,882
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	375	384
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	100	101
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	225	225
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	550	579
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	1/25/21	290	299
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K716	3.130%	6/25/21	1,050	1,114
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K717	2.991%	9/25/21	800	837
[4,5] FHLMC Multifamily Structured Pass Through
Certificates_K005	3.484%	4/25/19	914	952
[4,5] FHLMC Multifamily Structured Pass Through
Certificates_K006-A1	3.398%	7/25/19	666	701
[4,5] FHLMC Multifamily Structured Pass Through
Certificates_K007-A1	3.342%	12/25/19	477	497
[4,5] FHLMC Multifamily Structured Pass Through
Certificates_K009-A1	2.757%	5/25/20	887	914
[4,5] FHLMC Multifamily Structured Pass Through
Certificates_K503	1.384%	1/25/19	607	608
[4,5] FHLMC Multifamily Structured Pass Through
Certificates_K503	2.456%	8/25/19	1,250	1,290
[4,5] FHLMC Multifamily Structured Pass Through
Certificates_K708-A1	1.670%	10/25/18	175	176
[4,5] FHLMC Multifamily Structured Pass Through
Certificates_K711-A1	1.321%	12/25/18	971	975
[4,5] FHLMC Multifamily Structures Pass Through
Certificates_FHMS-K715	2.856%	1/25/21	475	497
5	Fifth Third Auto 2014-1	0.680%	4/16/18	275	275
5	Fifth Third Auto 2014-1	1.140%	10/15/20	175	175
5	Fifth Third Auto 2014-2	0.890%	11/15/18	175	175
5	Fifth Third Auto 2014-2	1.380%	12/15/20	100	100

5 Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	175	175
5 Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
5 Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	125
5 Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	225	224
5 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	390	391
5 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	12	12
5 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	159	159
5 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	238	238
5 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	170
5 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	218	218
5 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
5 Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	500	500
5 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	99
5 Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	500	500
5 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
5 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	375	376
5 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
5 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	200	201
5 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
5 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	350	353
5 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	450	450
5 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	850	852
5 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	409	408
5 GE Commercial Mortgage Corp. Series 2005-
C3 Trust	4.974%	7/10/45	315	317
5 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.271%	3/10/44	907	925
5 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.271%	3/10/44	325	338
5 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	850	895
5 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	236	237
5 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,471
5 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	250	257
5 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	156
5 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	797
5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	464
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	330
5 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	252
5 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	94
5 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	286
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	122
5 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	200
5 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	145
5 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	756
5 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	220
5 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	107
5 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	140
5 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	418	418
5 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	905
5 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	296
5 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	185
5 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	162

5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	518
5 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	125	137
5 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	130
5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	262
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	856
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	134
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	133
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	522
5 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	325
5 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	181	181
5 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	287
5 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	86	86
5 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	111
5 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	150	150
5 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
5 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	270	270
5 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
5 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	200	200
5 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
5 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	375	375
5 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	225	225
5 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	350	350
5 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	250	250
5 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	200
5 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	112	112
5 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	308
5 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	284	284
5 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
5 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	865	866
5 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	323
5 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	201	201
5 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	350	350
5 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
5 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.637%	8/12/37	119	119
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.301%	1/12/43	125	127
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	346	346
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	804	813
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.227%	12/15/44	295	298
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.269%	12/15/44	175	179
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.348%	12/15/44	70	72
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.429%	12/12/44	150	154
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	569	600
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	336	344
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.841%	4/15/45	180	189
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.841%	4/15/45	1,770	1,829

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	225	237
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	842	892
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	1,513	1,615
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.878%	2/12/51	295	326
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.775%	6/15/49	575	613
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,675	1,813
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	550	590
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,775
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	460
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	146	152
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	113
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	162
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	217
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	333
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	168
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.944%	12/15/46	150	171
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	173	176
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	182
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	81
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	131
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.026%	7/15/45	81	88
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	260
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	874
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	243
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	119	119
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	680	712
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	65	70
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	485
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	305

5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	250	260
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	202
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	695
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	140
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.888%	1/15/47	188	210
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	521
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	103
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.810%	2/15/47	113	126
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	175	183
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	240
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	225	246
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	192
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	175	189
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	116
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	108
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	75	81
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	701
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	347
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	205
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	200	209
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	150	160
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	319
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	805
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	216
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	400	417
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	600	635
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	211
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	209
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	325	335

5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	421
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	224
5 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	76
5 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	1,255	1,260
5 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	311
5 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	1,919	1,972
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,009
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	264
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	317
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	190
5 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	2,110	2,236
5 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,147	1,222
5 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	851	931
5 LB-UBS Commercial Mortgage Trust 2008-C1	6.147%	4/15/41	1,212	1,333
5 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	100	100
5 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	300	299
5 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	625	626
5 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	77	77
5 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	83	83
5 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	200	199
5 Mercedes-Benz Auto Receivables Trust 2014-
1	1.310%	11/16/20	75	75
5 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	141
5 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,735	1,765
5 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	269	269
5 Merrill Lynch Mortgage Trust 2006-C1	5.659%	5/12/39	1,735	1,790
5 Merrill Lynch Mortgage Trust 2006-C1	5.659%	5/12/39	100	104
5 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	258
5 Merrill Lynch Mortgage Trust 2007-C1	5.837%	6/12/50	1,895	2,041
5 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	988	1,073
5 ML-CFC Commercial Mortgage Trust 2006-2	5.868%	6/12/46	864	895
5 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	168
5 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	291
5 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,574	1,663
5 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	558
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	184
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.083%	7/15/46	2,000	2,229
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.216%	8/15/46	240	269
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.416%	8/15/46	120	133
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	320	333
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	445	499
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	150	156
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	300	331
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.744%	11/15/46	150	165

5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	184
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	37
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	234
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	103
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	150	156
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	125	130
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	129	129
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	175	181
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	375	398
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	375	414
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.644%	2/15/47	150	166
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	75	77
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	75	79
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	325	354
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.325%	6/15/47	125	135
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	400	420
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	100	109
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.446%	10/15/47	125	134
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	400	422
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	225	237
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	275	293
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	200	207
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	725	755
5 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	181
5 Morgan Stanley Capital I Trust 2005-HQ7	5.204%	11/14/42	706	712
5 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	996	1,006
5 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	171
5 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	11	11
5 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	430	432
5 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,841	1,918
5 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	396
5 Morgan Stanley Capital I Trust 2006-HQ8	5.413%	3/12/44	992	1,010
5 Morgan Stanley Capital I Trust 2006-HQ8	5.462%	3/12/44	375	387
5 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	263
5 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	235

5 Morgan Stanley Capital I Trust 2006-IQ11	5.646%	10/15/42	695	708
5 Morgan Stanley Capital I Trust 2006-IQ11	5.650%	10/15/42	30	31
5 Morgan Stanley Capital I Trust 2006-IQ11	5.650%	10/15/42	200	206
5 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	624	655
5 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	158
5 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	564
5 Morgan Stanley Capital I Trust 2006-TOP23	5.877%	8/12/41	110	116
5 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	32	33
5 Morgan Stanley Capital I Trust 2007-IQ14	5.686%	4/15/49	1,385	1,480
5 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,438	1,554
5 Morgan Stanley Capital I Trust 2007-IQ16	6.086%	12/12/49	225	249
5 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	361
5 Morgan Stanley Capital I Trust 2007-TOP27	5.654%	6/11/42	1,195	1,292
5 Morgan Stanley Capital I Trust 2007-TOP27	5.654%	6/11/42	300	326
5 Morgan Stanley Capital I Trust 2008-TOP29	6.270%	1/11/43	570	630
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	684
5 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	125	125
5 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	295
5 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	171	171
5 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	674
5 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	165	165
5 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	121
5 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	300	300
5 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	226
5 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	175	175
5 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	201
5 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	200	200
5 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	1,301	1,338
8 Royal Bank of Canada	3.125%	4/14/15	425	425
5 Royal Bank of Canada	1.200%	9/19/18	850	849
5 Royal Bank of Canada	2.000%	10/1/19	2,000	2,032
Royal Bank of Canada	1.875%	2/5/20	475	476
5 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	51	51
5 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	123	123
5 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	119	119
5 Santander Drive Auto Receivables Trust
2013-4	1.110%	12/15/17	102	102
5 Santander Drive Auto Receivables Trust
2013-4	0.870%	1/16/18	300	300
5 Santander Drive Auto Receivables Trust
2013-4	1.590%	10/15/18	300	301
5 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	100	100
5 Santander Drive Auto Receivables Trust
2014-3	0.810%	7/16/18	75	75
5 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	200	200
5 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	250	251
5 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.532%	8/15/39	160	161
5 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	634
5 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	49	49
5 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145

5 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	325	325
5 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
5 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	100	100
5 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	300
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	183
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	77
5 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	150	150
5 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
5 Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	120	120
5 Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	120	119
5 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	724	726
5 Volkswagen Auto Loan Enhanced Trust 2013-
2	0.700%	4/20/18	150	150
5 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	75	75
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	250	250
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	225	226
5 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	625	624
5 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	200	200
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	60	60
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	150	150
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	362	363
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.272%	10/15/44	726	731
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.272%	10/15/44	60	61
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.271%	12/15/44	1,373	1,393
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.321%	12/15/44	50	51
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.715%	5/15/43	649	667
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.964%	6/15/45	121	127
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	734	763
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	375	395
5 Wachovia Bank Commercial Mortgage Trust
Series 2007-C33	5.964%	2/15/51	493	523
5 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	230
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	125	129
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	100	106

5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	300	326
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	55
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	250	261
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	300	313
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	420
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	213
5 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	400	412
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	205
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	181
5 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	1,025	1,055
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	115
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	825	850
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	206
5 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	478
5 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	319
5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	275
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	181
5 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	374
5 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	261
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	113
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	54
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	228
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	46
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	420
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	208
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	173
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	724
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	177
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	290	305
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	197
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	204

5 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	327
5 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	100	104
5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	107
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	110
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	110
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	111
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	100	105
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	213
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,596
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	55
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.672%	12/15/46	75	85
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	250	260
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	160
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	194
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.632%	3/15/46	50	56
5 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	63	63
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	54
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	75	80
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	194
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	55
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	100	104
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	100	107
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	138
5 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	136
5 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	455
5 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	600	646
5 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	108
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	99	106
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	125	136

5 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	75	81
5 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	199	199
5 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	120	125
5 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	300	321
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	725	797
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	300	330
5 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	200
5 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	150	150
5 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
5 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	200	200
5 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	201
5 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	210	211
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	200	200
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $309,357)				319,812
Corporate Bonds (10.5%)
Finance (3.4%)
Banking (2.3%)
Abbey National Treasury Services plc	4.000%	4/27/16	665	686
Abbey National Treasury Services plc	1.375%	3/13/17	800	803
Abbey National Treasury Services plc	3.050%	8/23/18	525	547
Abbey National Treasury Services plc	2.350%	9/10/19	675	686
Abbey National Treasury Services plc	2.375%	3/16/20	1,000	1,007
Abbey National Treasury Services plc	4.000%	3/13/24	700	749
American Express Bank FSB	6.000%	9/13/17	225	249
American Express Centurion Bank	5.950%	6/12/17	75	83
American Express Centurion Bank	6.000%	9/13/17	1,750	1,941
American Express Co.	5.500%	9/12/16	350	372
American Express Co.	6.150%	8/28/17	535	594
American Express Co.	7.000%	3/19/18	2,200	2,538
American Express Co.	3.625%	12/5/24	750	768
American Express Co.	4.050%	12/3/42	121	122
5 American Express Co.	6.800%	9/1/66	450	473
American Express Credit Corp.	1.300%	7/29/16	275	276
American Express Credit Corp.	2.800%	9/19/16	425	437
American Express Credit Corp.	2.375%	3/24/17	825	847
American Express Credit Corp.	1.125%	6/5/17	700	701
American Express Credit Corp.	2.125%	7/27/18	550	560
American Express Credit Corp.	2.125%	3/18/19	2,200	2,224
American Express Credit Corp.	2.250%	8/15/19	2,500	2,530
Associates Corp. of North America	6.950%	11/1/18	1,600	1,861
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	476
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	150	150
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	253
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,641
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	305
Bank of America Corp.	6.050%	5/16/16	1,095	1,150
Bank of America Corp.	3.750%	7/12/16	1,030	1,062

Bank of America Corp.	6.500%	8/1/16	1,370	1,462
Bank of America Corp.	5.750%	8/15/16	275	290
Bank of America Corp.	7.800%	9/15/16	300	326
Bank of America Corp.	5.625%	10/14/16	1,525	1,621
Bank of America Corp.	1.350%	11/21/16	400	400
Bank of America Corp.	5.420%	3/15/17	775	828
Bank of America Corp.	3.875%	3/22/17	1,750	1,829
Bank of America Corp.	5.700%	5/2/17	715	771
Bank of America Corp.	1.700%	8/25/17	600	602
Bank of America Corp.	6.400%	8/28/17	1,370	1,517
Bank of America Corp.	6.000%	9/1/17	250	275
Bank of America Corp.	5.750%	12/1/17	895	984
Bank of America Corp.	2.000%	1/11/18	2,650	2,669
Bank of America Corp.	6.875%	4/25/18	4,330	4,952
Bank of America Corp.	5.650%	5/1/18	6,450	7,145
Bank of America Corp.	2.600%	1/15/19	5,900	5,991
Bank of America Corp.	5.490%	3/15/19	200	221
Bank of America Corp.	2.650%	4/1/19	2,450	2,493
Bank of America Corp.	7.625%	6/1/19	1,124	1,357
Bank of America Corp.	5.625%	7/1/20	1,460	1,677
Bank of America Corp.	5.875%	1/5/21	145	169
Bank of America Corp.	5.000%	5/13/21	1,205	1,360
Bank of America Corp.	5.700%	1/24/22	500	583
Bank of America Corp.	3.300%	1/11/23	2,400	2,420
Bank of America Corp.	4.125%	1/22/24	1,400	1,491
Bank of America Corp.	4.000%	4/1/24	1,750	1,857
Bank of America Corp.	4.200%	8/26/24	2,000	2,056
Bank of America Corp.	4.000%	1/22/25	2,100	2,124
Bank of America Corp.	4.250%	10/22/26	1,225	1,261
Bank of America Corp.	6.110%	1/29/37	535	652
Bank of America Corp.	7.750%	5/14/38	2,340	3,370
Bank of America Corp.	5.875%	2/7/42	1,150	1,448
Bank of America Corp.	5.000%	1/21/44	2,200	2,518
Bank of America Corp.	4.875%	4/1/44	550	622
Bank of America NA	1.125%	11/14/16	825	826
Bank of America NA	5.300%	3/15/17	1,675	1,789
Bank of America NA	6.100%	6/15/17	350	381
Bank of America NA	1.650%	3/26/18	2,375	2,378
Bank of America NA	6.000%	10/15/36	350	445
Bank of Montreal	0.800%	11/6/15	425	426
Bank of Montreal	1.300%	7/15/16	700	705
Bank of Montreal	2.500%	1/11/17	1,425	1,467
Bank of Montreal	1.300%	7/14/17	400	401
Bank of Montreal	1.450%	4/9/18	500	500
Bank of Montreal	2.375%	1/25/19	575	589
Bank of Montreal	2.550%	11/6/22	450	449
Bank of New York Mellon Corp.	2.300%	7/28/16	486	495
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,898
Bank of New York Mellon Corp.	1.969%	6/20/17	200	204
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,096
Bank of New York Mellon Corp.	2.100%	1/15/19	325	331
Bank of New York Mellon Corp.	2.200%	3/4/19	225	229
Bank of New York Mellon Corp.	5.450%	5/15/19	350	396
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,930
Bank of New York Mellon Corp.	4.600%	1/15/20	400	447
Bank of New York Mellon Corp.	3.550%	9/23/21	625	667
Bank of New York Mellon Corp.	3.650%	2/4/24	150	160
Bank of New York Mellon Corp.	3.250%	9/11/24	600	618

Bank of Nova Scotia	1.375%	7/15/16	975	984
Bank of Nova Scotia	1.100%	12/13/16	1,100	1,104
Bank of Nova Scotia	2.550%	1/12/17	875	899
Bank of Nova Scotia	1.250%	4/11/17	300	301
Bank of Nova Scotia	1.300%	7/21/17	425	426
Bank of Nova Scotia	1.375%	12/18/17	275	275
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,622
Bank of Nova Scotia	2.050%	10/30/18	450	457
Bank of Nova Scotia	2.050%	6/5/19	550	555
Bank of Nova Scotia	4.375%	1/13/21	105	117
Bank of Nova Scotia	2.800%	7/21/21	1,475	1,509
Barclays Bank plc	5.000%	9/22/16	385	407
Barclays Bank plc	2.500%	2/20/19	500	510
Barclays Bank plc	6.750%	5/22/19	1,385	1,639
Barclays Bank plc	5.125%	1/8/20	1,260	1,431
Barclays Bank plc	5.140%	10/14/20	105	116
Barclays Bank plc	3.750%	5/15/24	1,300	1,367
Barclays plc	2.000%	3/16/18	350	352
Barclays plc	2.750%	11/8/19	475	482
Barclays plc	3.650%	3/16/25	3,000	3,017
BB&T Corp.	3.950%	4/29/16	1,250	1,290
BB&T Corp.	2.150%	3/22/17	450	458
BB&T Corp.	1.450%	1/12/18	550	551
BB&T Corp.	2.050%	6/19/18	350	354
BB&T Corp.	2.250%	2/1/19	200	203
BB&T Corp.	6.850%	4/30/19	1,250	1,483
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,248
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,451
Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,401
BNP Paribas SA	1.250%	12/12/16	1,650	1,656
BNP Paribas SA	2.375%	9/14/17	775	791
BNP Paribas SA	2.700%	8/20/18	150	155
BNP Paribas SA	2.400%	12/12/18	875	893
BNP Paribas SA	2.450%	3/17/19	1,200	1,227
BNP Paribas SA	5.000%	1/15/21	2,810	3,173
BNP Paribas SA	3.250%	3/3/23	675	690
BNP PARIBAS SA	4.250%	10/15/24	1,000	1,034
BPCE SA	1.625%	2/10/17	750	756
BPCE SA	2.500%	12/10/18	650	668
BPCE SA	2.500%	7/15/19	700	714
BPCE SA	2.250%	1/27/20	675	678
BPCE SA	4.000%	4/15/24	1,200	1,275
Branch Banking & Trust Co.	5.625%	9/15/16	350	372
Branch Banking & Trust Co.	1.450%	10/3/16	200	202
Branch Banking & Trust Co.	1.050%	12/1/16	1,475	1,476
Branch Banking & Trust Co.	1.350%	10/1/17	300	300
Branch Banking & Trust Co.	3.800%	10/30/26	1,400	1,476
Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	351
Canadian Imperial Bank of Commerce	1.350%	7/18/16	850	857
Capital One Bank USA NA	1.150%	11/21/16	250	250
Capital One Bank USA NA	1.300%	6/5/17	550	547
Capital One Bank USA NA	2.150%	11/21/18	300	302
Capital One Bank USA NA	2.300%	6/5/19	900	901
Capital One Bank USA NA	8.800%	7/15/19	625	782
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,155
Capital One Financial Corp.	3.150%	7/15/16	805	825
Capital One Financial Corp.	6.150%	9/1/16	175	187
Capital One Financial Corp.	5.250%	2/21/17	50	54

Capital One Financial Corp.	6.750%	9/15/17	130	146
Capital One Financial Corp.	2.450%	4/24/19	1,800	1,819
Capital One Financial Corp.	4.750%	7/15/21	280	313
Capital One Financial Corp.	3.500%	6/15/23	82	84
Capital One Financial Corp.	3.750%	4/24/24	1,000	1,038
Capital One NA	1.500%	9/5/17	300	299
Capital One NA	1.650%	2/5/18	2,000	1,992
Capital One NA	1.500%	3/22/18	600	595
Capital One NA	2.400%	9/5/19	350	351
Capital One NA	2.950%	7/23/21	510	517
[5,8] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,087
Citigroup Inc.	1.300%	11/15/16	600	600
Citigroup Inc.	4.450%	1/10/17	1,800	1,897
Citigroup Inc.	5.500%	2/15/17	115	123
Citigroup Inc.	1.550%	8/14/17	575	576
Citigroup Inc.	6.125%	11/21/17	3,490	3,877
Citigroup Inc.	1.850%	11/24/17	1,335	1,342
Citigroup Inc.	1.800%	2/5/18	800	801
Citigroup Inc.	6.125%	5/15/18	3,526	3,966
Citigroup Inc.	2.500%	9/26/18	1,825	1,860
Citigroup Inc.	2.550%	4/8/19	275	280
Citigroup Inc.	8.500%	5/22/19	2,525	3,143
Citigroup Inc.	2.500%	7/29/19	725	735
Citigroup Inc.	2.400%	2/18/20	400	401
Citigroup Inc.	5.375%	8/9/20	1,195	1,363
Citigroup Inc.	4.050%	7/30/22	125	131
Citigroup Inc.	3.375%	3/1/23	1,500	1,537
Citigroup Inc.	3.500%	5/15/23	475	474
Citigroup Inc.	3.875%	10/25/23	1,000	1,055
Citigroup Inc.	3.750%	6/16/24	725	759
Citigroup Inc.	4.000%	8/5/24	725	740
Citigroup Inc.	3.875%	3/26/25	1,100	1,106
Citigroup Inc.	5.500%	9/13/25	1,125	1,275
Citigroup Inc.	4.300%	11/20/26	1,000	1,030
Citigroup Inc.	6.625%	1/15/28	800	1,018
Citigroup Inc.	5.875%	2/22/33	520	604
Citigroup Inc.	6.000%	10/31/33	425	502
Citigroup Inc.	5.850%	12/11/34	167	204
Citigroup Inc.	6.125%	8/25/36	1,565	1,886
Citigroup Inc.	6.875%	3/5/38	1,742	2,405
Citigroup Inc.	8.125%	7/15/39	1,125	1,772
Citigroup Inc.	5.875%	1/30/42	625	798
Citigroup Inc.	5.300%	5/6/44	2,225	2,494
Citizens Bank NA	1.600%	12/4/17	325	326
Citizens Bank NA	2.450%	12/4/19	325	329
Comerica Bank	5.200%	8/22/17	300	326
Commonwealth Bank of Australia	1.400%	9/8/17	850	855
Commonwealth Bank of Australia	1.900%	9/18/17	250	254
Commonwealth Bank of Australia	1.625%	3/12/18	2,225	2,240
Commonwealth Bank of Australia	2.500%	9/20/18	900	927
Commonwealth Bank of Australia	2.250%	3/13/19	225	228
Commonwealth Bank of Australia	2.300%	9/6/19	500	506
Compass Bank	1.850%	9/29/17	225	227
Compass Bank	6.400%	10/1/17	150	163
Compass Bank	2.750%	9/29/19	225	228
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	1,175	1,223

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	1,025	1,031
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	1,000	1,016
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/20	2,425	2,446
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,560	1,742
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	1,225	1,318
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	1,975	2,043
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	1,675	1,811
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	163
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	700	869
Credit Suisse	1.375%	5/26/17	3,100	3,104
Credit Suisse	6.000%	2/15/18	975	1,085
Credit Suisse	2.300%	5/28/19	2,275	2,292
Credit Suisse	5.300%	8/13/19	475	537
Credit Suisse	5.400%	1/14/20	200	225
Credit Suisse	4.375%	8/5/20	865	960
Credit Suisse	3.000%	10/29/21	800	814
Credit Suisse	3.625%	9/9/24	1,825	1,880
8 Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	950	956
8 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	500	504
Credit Suisse USA Inc.	5.375%	3/2/16	120	125
Credit Suisse USA Inc.	5.850%	8/16/16	500	533
Credit Suisse USA Inc.	7.125%	7/15/32	465	654
Deutsche Bank AG	1.400%	2/13/17	200	200
Deutsche Bank AG	1.350%	5/30/17	1,300	1,298
Deutsche Bank AG	6.000%	9/1/17	2,360	2,598
Deutsche Bank AG	1.875%	2/13/18	800	803
Deutsche Bank AG	2.500%	2/13/19	725	735
Deutsche Bank AG	3.700%	5/30/24	875	895
Deutsche Bank AG	4.500%	4/1/25	500	500
5 Deutsche Bank AG	4.296%	5/24/28	850	840
Discover Bank	2.000%	2/21/18	1,100	1,101
Discover Bank	7.000%	4/15/20	250	297
Discover Bank	3.200%	8/9/21	350	353
Discover Bank	4.250%	3/13/26	1,125	1,193
Discover Financial Services	3.850%	11/21/22	225	231
Discover Financial Services	3.950%	11/6/24	350	360
Discover Financial Services	3.750%	3/4/25	375	378
Fifth Third Bancorp	3.500%	3/15/22	825	862
Fifth Third Bancorp	4.300%	1/16/24	975	1,042
Fifth Third Bancorp	8.250%	3/1/38	910	1,374
Fifth Third Bank	1.150%	11/18/16	250	250
Fifth Third Bank	1.350%	6/1/17	300	301
Fifth Third Bank	2.375%	4/25/19	600	608
Fifth Third Bank	2.875%	10/1/21	1,435	1,452
First Niagara Financial Group Inc.	6.750%	3/19/20	725	803
FirstMerit Bank NA	4.270%	11/25/26	450	469
FirstMerit Corp.	4.350%	2/4/23	125	133
Goldman Sachs Capital I	6.345%	2/15/34	900	1,127
Goldman Sachs Group Inc.	5.750%	10/1/16	520	555

Goldman Sachs Group Inc.	5.625%	1/15/17	830	888
Goldman Sachs Group Inc.	6.250%	9/1/17	645	715
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,542
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,250
Goldman Sachs Group Inc.	6.150%	4/1/18	100	112
Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,536
Goldman Sachs Group Inc.	2.625%	1/31/19	2,475	2,527
Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,693
Goldman Sachs Group Inc.	2.550%	10/23/19	5,500	5,580
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,487
Goldman Sachs Group Inc.	2.600%	4/23/20	2,000	2,015
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,877
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,900
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,576
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,030
Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,479
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,385
Goldman Sachs Group Inc.	3.500%	1/23/25	2,475	2,514
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,729
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,684
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,411
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,638
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,727
Goldman Sachs Group Inc.	4.800%	7/8/44	975	1,084
HSBC Bank USA NA	4.875%	8/24/20	950	1,062
HSBC Bank USA NA	5.875%	11/1/34	675	845
HSBC Bank USA NA	5.625%	8/15/35	625	772
HSBC Bank USA NA	7.000%	1/15/39	300	424
HSBC Holdings plc	5.100%	4/5/21	3,560	4,057
HSBC Holdings plc	4.875%	1/14/22	225	253
HSBC Holdings plc	4.000%	3/30/22	700	752
HSBC Holdings plc	4.250%	3/14/24	1,000	1,049
HSBC Holdings plc	7.625%	5/17/32	400	543
HSBC Holdings plc	7.350%	11/27/32	400	535
HSBC Holdings plc	6.500%	5/2/36	1,485	1,901
HSBC Holdings plc	6.500%	9/15/37	1,885	2,402
HSBC Holdings plc	6.800%	6/1/38	825	1,086
HSBC Holdings plc	6.100%	1/14/42	200	264
HSBC Holdings plc	5.250%	3/14/44	1,000	1,142
HSBC USA Inc.	1.500%	11/13/17	1,425	1,426
HSBC USA Inc.	1.625%	1/16/18	1,925	1,926
HSBC USA Inc.	2.625%	9/24/18	850	875
HSBC USA Inc.	2.375%	11/13/19	1,025	1,032
HSBC USA Inc.	2.350%	3/5/20	1,475	1,484
HSBC USA Inc.	5.000%	9/27/20	145	161
Huntington Bancshares Inc.	2.600%	8/2/18	175	178
Huntington Bancshares Inc.	7.000%	12/15/20	450	544
Huntington National Bank	1.300%	11/20/16	300	300
Huntington National Bank	1.375%	4/24/17	1,100	1,100
Huntington National Bank	2.400%	4/1/20	250	251
Intesa Sanpaolo SPA	2.375%	1/13/17	1,000	1,012
Intesa Sanpaolo SPA	3.875%	1/16/18	525	551
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,686
Intesa Sanpaolo SPA	5.250%	1/12/24	625	703
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,082
JPMorgan Chase & Co.	1.350%	2/15/17	4,332	4,348
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,572
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,738

JPMorgan Chase & Co.	1.800%	1/25/18	75	76
JPMorgan Chase & Co.	1.700%	3/1/18	1,150	1,154
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,371
JPMorgan Chase & Co.	2.350%	1/28/19	1,325	1,346
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,655
JPMorgan Chase & Co.	2.200%	10/22/19	75	75
JPMorgan Chase & Co.	2.250%	1/23/20	2,900	2,906
JPMorgan Chase & Co.	4.400%	7/22/20	905	994
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,279
JPMorgan Chase & Co.	4.625%	5/10/21	835	928
JPMorgan Chase & Co.	4.350%	8/15/21	2,005	2,202
JPMorgan Chase & Co.	4.500%	1/24/22	1,725	1,901
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,480
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,702
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,345
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,664
JPMorgan Chase & Co.	3.625%	5/13/24	275	286
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,052
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,599
JPMorgan Chase & Co.	4.125%	12/15/26	1,375	1,419
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,570
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,450
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,171
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,437
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,071
JPMorgan Chase Bank NA	5.875%	6/13/16	725	765
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,839
KeyBank NA	1.650%	2/1/18	450	451
KeyBank NA	2.500%	12/15/19	300	305
KeyBank NA	2.250%	3/16/20	500	502
KeyCorp	2.300%	12/13/18	400	405
KeyCorp	5.100%	3/24/21	1,310	1,486
Lloyds Bank plc	4.200%	3/28/17	400	423
Lloyds Bank plc	1.750%	3/16/18	150	151
Lloyds Bank plc	2.300%	11/27/18	800	813
Lloyds Bank plc	2.400%	3/17/20	125	126
Lloyds Bank plc	6.375%	1/21/21	1,875	2,267
Lloyds Banking Group plc	4.500%	11/4/24	500	518
Manufacturers & Traders Trust Co.	1.400%	7/25/17	450	450
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	678
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,574
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	810
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	476
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,000	2,975
Morgan Stanley	3.450%	11/2/15	2,000	2,030
Morgan Stanley	3.800%	4/29/16	2,135	2,198
Morgan Stanley	5.750%	10/18/16	425	454
Morgan Stanley	5.450%	1/9/17	1,385	1,482
Morgan Stanley	4.750%	3/22/17	1,120	1,190
Morgan Stanley	5.950%	12/28/17	1,110	1,226
Morgan Stanley	6.625%	4/1/18	3,235	3,679
Morgan Stanley	2.125%	4/25/18	2,925	2,956
Morgan Stanley	2.500%	1/24/19	1,675	1,706
Morgan Stanley	7.300%	5/13/19	1,390	1,663
Morgan Stanley	2.375%	7/23/19	2,500	2,516
Morgan Stanley	5.625%	9/23/19	1,715	1,954
Morgan Stanley	5.500%	1/26/20	525	596
Morgan Stanley	2.650%	1/27/20	900	914

Morgan Stanley	5.500%	7/24/20	650	744
Morgan Stanley	5.750%	1/25/21	1,335	1,551
Morgan Stanley	5.500%	7/28/21	1,575	1,826
Morgan Stanley	4.875%	11/1/22	875	954
Morgan Stanley	3.750%	2/25/23	950	996
Morgan Stanley	4.100%	5/22/23	2,025	2,107
Morgan Stanley	3.875%	4/29/24	1,950	2,045
Morgan Stanley	3.700%	10/23/24	1,625	1,690
Morgan Stanley	5.000%	11/24/25	1,000	1,098
Morgan Stanley	4.350%	9/8/26	1,375	1,437
Morgan Stanley	7.250%	4/1/32	705	975
Morgan Stanley	6.375%	7/24/42	1,525	2,028
Morgan Stanley	4.300%	1/27/45	1,500	1,555
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	851
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	751
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	287
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	344
MUFG Union Bank NA	5.950%	5/11/16	450	474
MUFG Union Bank NA	1.500%	9/26/16	275	276
MUFG Union Bank NA	2.125%	6/16/17	125	127
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,233
MUFG Union Bank NA	2.250%	5/6/19	300	303
Murray Street Investment Trust I	4.647%	3/9/17	725	769
National Australia Bank Ltd.	1.300%	7/25/16	700	705
National Australia Bank Ltd.	2.750%	3/9/17	425	438
National Australia Bank Ltd.	2.300%	7/25/18	750	766
National Australia Bank Ltd.	3.000%	1/20/23	325	331
National Bank of Canada	1.450%	11/7/17	225	224
National City Corp.	6.875%	5/15/19	310	366
Northern Trust Co.	6.500%	8/15/18	75	87
Northern Trust Corp.	3.450%	11/4/20	300	322
Northern Trust Corp.	2.375%	8/2/22	825	814
Northern Trust Corp.	3.950%	10/30/25	525	562
People's United Bank	4.000%	7/15/24	275	282
People's United Financial Inc.	3.650%	12/6/22	350	356
PNC Bank NA	4.875%	9/21/17	1,250	1,350
PNC Bank NA	1.500%	10/18/17	525	527
PNC Bank NA	6.000%	12/7/17	350	389
PNC Bank NA	1.500%	2/23/18	425	426
PNC Bank NA	2.250%	7/2/19	600	607
PNC Bank NA	2.400%	10/18/19	525	534
PNC Bank NA	2.950%	1/30/23	100	100
PNC Bank NA	3.800%	7/25/23	700	742
PNC Bank NA	3.300%	10/30/24	350	364
PNC Bank NA	2.950%	2/23/25	750	749
PNC Bank NA	4.200%	11/1/25	825	898
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,816
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,516
PNC Funding Corp.	2.700%	9/19/16	105	107
PNC Funding Corp.	6.700%	6/10/19	50	59
PNC Funding Corp.	5.125%	2/8/20	825	942
PNC Funding Corp.	4.375%	8/11/20	800	889
PNC Funding Corp.	3.300%	3/8/22	1,900	1,991
Regions Bank	6.450%	6/26/37	500	632
Regions Financial Corp.	2.000%	5/15/18	1,325	1,319
Royal Bank of Canada	2.875%	4/19/16	125	128
Royal Bank of Canada	2.300%	7/20/16	1,045	1,066
Royal Bank of Canada	1.450%	9/9/16	625	632

Royal Bank of Canada	1.250%	6/16/17	625	626
Royal Bank of Canada	1.400%	10/13/17	1,075	1,082
Royal Bank of Canada	1.500%	1/16/18	1,375	1,384
Royal Bank of Canada	2.200%	7/27/18	2,375	2,425
Royal Bank of Canada	2.200%	9/23/19	1,800	1,830
Royal Bank of Scotland Group plc	1.875%	3/31/17	400	400
Royal Bank of Scotland Group plc	6.400%	10/21/19	1,095	1,268
Royal Bank of Scotland plc	5.625%	8/24/20	695	806
Royal Bank of Scotland plc	6.125%	1/11/21	920	1,097
Santander Bank NA	2.000%	1/12/18	375	376
Santander Holdings USA Inc.	4.625%	4/19/16	450	467
Santander Holdings USA Inc.	3.450%	8/27/18	625	651
Societe Generale SA	2.750%	10/12/17	550	566
Societe Generale SA	2.625%	10/1/18	450	462
State Street Corp.	4.956%	3/15/18	1,025	1,108
State Street Corp.	1.350%	5/15/18	150	150
State Street Corp.	4.375%	3/7/21	615	690
State Street Corp.	3.100%	5/15/23	400	403
State Street Corp.	3.700%	11/20/23	851	912
State Street Corp.	3.300%	12/16/24	500	519
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	426
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	150	150
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	499
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	755
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,073
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	534
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	654
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	333
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	81
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	785
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	953
SunTrust Bank	7.250%	3/15/18	75	87
SunTrust Bank	2.750%	5/1/23	250	247
SunTrust Banks Inc.	3.600%	4/15/16	940	963
SunTrust Banks Inc.	3.500%	1/20/17	380	395
SunTrust Banks Inc.	2.350%	11/1/18	475	482
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,015
SVB Financial Group	3.500%	1/29/25	225	223
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,293
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,381
Svenska Handelsbanken AB	2.500%	1/25/19	775	794
Svenska Handelsbanken AB	2.250%	6/17/19	850	862
Synchrony Financial	1.875%	8/15/17	200	200
Synchrony Financial	3.000%	8/15/19	200	204
Synchrony Financial	2.700%	2/3/20	1,050	1,052
Synchrony Financial	3.750%	8/15/21	300	310
Synchrony Financial	4.250%	8/15/24	4,750	4,966
Toronto-Dominion Bank	2.500%	7/14/16	260	266
Toronto-Dominion Bank	2.375%	10/19/16	630	647
Toronto-Dominion Bank	1.125%	5/2/17	550	551
Toronto-Dominion Bank	1.625%	3/13/18	3,250	3,277
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,677
Toronto-Dominion Bank	2.125%	7/2/19	500	506
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,373
UBS AG	5.875%	7/15/16	205	217
UBS AG	7.375%	6/15/17	200	222
UBS AG	1.375%	8/14/17	700	699
UBS AG	5.875%	12/20/17	2,215	2,459

UBS AG	1.800%	3/26/18	2,700	2,704
UBS AG	5.750%	4/25/18	835	935
UBS AG	2.350%	3/26/20	150	150
UBS AG	4.875%	8/4/20	1,025	1,161
US Bancorp	2.450%	7/27/15	145	146
US Bancorp	1.650%	5/15/17	325	329
US Bancorp	2.200%	4/25/19	1,100	1,118
US Bancorp	4.125%	5/24/21	915	1,013
US Bancorp	3.000%	3/15/22	575	593
US Bancorp	2.950%	7/15/22	375	382
US Bancorp	3.600%	9/11/24	150	157
US Bank NA	1.375%	9/11/17	1,250	1,256
US Bank NA	1.350%	1/26/18	900	902
US Bank NA	2.125%	10/28/19	1,000	1,010
US Bank NA/Cincinnati OH	2.800%	1/27/25	1,050	1,046
Vesey Street Investment Trust I	4.404%	9/1/16	75	78
Wachovia Bank NA	6.000%	11/15/17	250	279
Wachovia Bank NA	5.850%	2/1/37	425	548
Wachovia Corp.	5.625%	10/15/16	500	535
Wachovia Corp.	5.750%	6/15/17	300	330
Wachovia Corp.	5.750%	2/1/18	985	1,101
Wachovia Corp.	7.500%	4/15/35	150	214
Wachovia Corp.	5.500%	8/1/35	200	236
Wachovia Corp.	6.550%	10/15/35	100	129
Wells Fargo & Co.	3.676%	6/15/16	580	600
Wells Fargo & Co.	1.250%	7/20/16	1,025	1,031
Wells Fargo & Co.	5.125%	9/15/16	740	783
Wells Fargo & Co.	2.625%	12/15/16	575	591
Wells Fargo & Co.	2.100%	5/8/17	425	434
Wells Fargo & Co.	1.150%	6/2/17	450	450
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,372
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,733
Wells Fargo & Co.	2.150%	1/15/19	500	508
Wells Fargo & Co.	2.125%	4/22/19	2,300	2,327
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,123
Wells Fargo & Co.	4.600%	4/1/21	6,310	7,083
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,693
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,711
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,647
Wells Fargo & Co.	4.100%	6/3/26	2,875	3,019
Wells Fargo & Co.	5.375%	11/2/43	2,200	2,596
Wells Fargo & Co.	5.606%	1/15/44	2,000	2,418
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,301
Wells Fargo Bank NA	5.750%	5/16/16	250	264
Wells Fargo Bank NA	5.950%	8/26/36	550	721
Wells Fargo Bank NA	6.600%	1/15/38	605	853
5 Wells Fargo Capital X	5.950%	12/1/86	425	440
Westpac Banking Corp.	1.200%	5/19/17	600	601
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,296
Westpac Banking Corp.	1.500%	12/1/17	725	730
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,858
Westpac Banking Corp.	2.250%	7/30/18	250	255
Westpac Banking Corp.	2.250%	1/17/19	875	892
Westpac Banking Corp.	4.875%	11/19/19	930	1,044

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	373
Affiliated Managers Group Inc.	3.500%	8/1/25	950	947

Ameriprise Financial Inc.	7.300%	6/28/19	200	241
Ameriprise Financial Inc.	5.300%	3/15/20	125	143
Ameriprise Financial Inc.	4.000%	10/15/23	725	784
Ameriprise Financial Inc.	3.700%	10/15/24	350	368
5 Ameriprise Financial Inc.	7.518%	6/1/66	200	209
BGC Partners Inc.	5.375%	12/9/19	175	178
BlackRock Inc.	6.250%	9/15/17	425	476
BlackRock Inc.	5.000%	12/10/19	475	541
BlackRock Inc.	4.250%	5/24/21	475	530
BlackRock Inc.	3.375%	6/1/22	475	499
BlackRock Inc.	3.500%	3/18/24	1,000	1,055
Brookfield Asset Management Inc.	4.000%	1/15/25	550	553
Brookfield Asset Management Inc.	7.375%	3/1/33	150	191
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,267
CME Group Inc.	3.000%	9/15/22	875	906
CME Group Inc.	3.000%	3/15/25	300	303
CME Group Inc.	5.300%	9/15/43	325	403
Eaton Vance Corp.	3.625%	6/15/23	200	206
Franklin Resources Inc.	1.375%	9/15/17	175	176
Franklin Resources Inc.	4.625%	5/20/20	225	252
Franklin Resources Inc.	2.800%	9/15/22	575	586
Franklin Resources Inc.	2.850%	3/30/25	125	124
Intercontinental Exchange Inc.	2.500%	10/15/18	425	438
Intercontinental Exchange Inc.	4.000%	10/15/23	350	378
Invesco Finance plc	3.125%	11/30/22	500	505
Invesco Finance plc	4.000%	1/30/24	650	693
Invesco Finance plc	5.375%	11/30/43	775	954
Jefferies Group LLC	5.125%	4/13/18	320	336
Jefferies Group LLC	8.500%	7/15/19	455	544
Jefferies Group LLC	6.875%	4/15/21	620	704
Jefferies Group LLC	5.125%	1/20/23	300	310
Jefferies Group LLC	6.250%	1/15/36	320	321
Jefferies Group LLC	6.500%	1/20/43	250	249
Lazard Group LLC	6.850%	6/15/17	61	67
Lazard Group LLC	4.250%	11/14/20	75	80
Lazard Group LLC	3.750%	2/13/25	100	99
Legg Mason Inc.	2.700%	7/15/19	175	178
Legg Mason Inc.	3.950%	7/15/24	150	156
Legg Mason Inc.	5.625%	1/15/44	450	531
Leucadia National Corp.	5.500%	10/18/23	475	489
Leucadia National Corp.	6.625%	10/23/43	125	125
NASDAQ OMX Group Inc.	5.550%	1/15/20	650	730
Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,363
Nomura Holdings Inc.	2.750%	3/19/19	625	637
Nomura Holdings Inc.	6.700%	3/4/20	900	1,076
NYSE Euronext	2.000%	10/5/17	200	203
Raymond James Financial Inc.	4.250%	4/15/16	100	103
Stifel Financial Corp.	4.250%	7/18/24	200	204
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	116
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	609
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	472

Finance Companies (0.2%)
Air Lease Corp.	5.625%	4/1/17	675	721
Air Lease Corp.	2.125%	1/15/18	300	299
Air Lease Corp.	3.375%	1/15/19	425	436
Air Lease Corp.	4.750%	3/1/20	3,275	3,517
Air Lease Corp.	3.875%	4/1/21	300	309

Air Lease Corp.	3.750%	2/1/22	1,975	2,010
Air Lease Corp.	4.250%	9/15/24	75	77
Ares Capital Corp.	4.875%	11/30/18	875	922
Ares Capital Corp.	3.875%	1/15/20	1,425	1,450
Block Financial LLC	5.500%	11/1/22	300	332
FS Investment Corp.	4.000%	7/15/19	250	253
GATX Corp.	3.500%	7/15/16	225	231
GATX Corp.	1.250%	3/4/17	175	174
GATX Corp.	2.375%	7/30/18	150	152
GATX Corp.	2.500%	7/30/19	150	151
GATX Corp.	4.750%	6/15/22	275	304
GATX Corp.	3.250%	3/30/25	375	372
GATX Corp.	5.200%	3/15/44	150	169
GATX Corp.	4.500%	3/30/45	150	152
5 GE Capital Trust I	6.375%	11/15/67	500	540
General Electric Capital Corp.	2.950%	5/9/16	975	999
General Electric Capital Corp.	1.500%	7/12/16	750	757
General Electric Capital Corp.	3.350%	10/17/16	750	780
General Electric Capital Corp.	2.900%	1/9/17	750	777
General Electric Capital Corp.	5.400%	2/15/17	750	811
General Electric Capital Corp.	2.300%	4/27/17	2,385	2,448
General Electric Capital Corp.	1.250%	5/15/17	600	603
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,807
General Electric Capital Corp.	1.625%	4/2/18	900	907
General Electric Capital Corp.	5.625%	5/1/18	2,400	2,693
General Electric Capital Corp.	2.300%	1/14/19	750	769
General Electric Capital Corp.	6.000%	8/7/19	1,250	1,459
General Electric Capital Corp.	2.100%	12/11/19	100	102
General Electric Capital Corp.	5.500%	1/8/20	1,705	1,969
General Electric Capital Corp.	2.200%	1/9/20	2,650	2,674
General Electric Capital Corp.	5.550%	5/4/20	925	1,075
General Electric Capital Corp.	4.375%	9/16/20	1,790	1,985
General Electric Capital Corp.	4.625%	1/7/21	1,360	1,533
General Electric Capital Corp.	5.300%	2/11/21	1,794	2,069
General Electric Capital Corp.	4.650%	10/17/21	2,160	2,444
General Electric Capital Corp.	3.150%	9/7/22	1,225	1,268
General Electric Capital Corp.	3.100%	1/9/23	1,625	1,668
General Electric Capital Corp.	3.450%	5/15/24	550	580
General Electric Capital Corp.	6.750%	3/15/32	3,015	4,174
General Electric Capital Corp.	6.150%	8/7/37	2,950	3,913
General Electric Capital Corp.	5.875%	1/14/38	3,085	3,988
General Electric Capital Corp.	6.875%	1/10/39	1,835	2,643
5 General Electric Capital Corp.	6.375%	11/15/67	1,043	1,129
HSBC Finance Corp.	6.676%	1/15/21	2,811	3,325
8 International Lease Finance Corp.	6.750%	9/1/16	775	823
8 International Lease Finance Corp.	7.125%	9/1/18	775	875
Prospect Capital Corp.	5.000%	7/15/19	175	181
Prospect Capital Corp.	5.875%	3/15/23	150	155

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	113
ACE INA Holdings Inc.	2.600%	11/23/15	290	293
ACE INA Holdings Inc.	5.700%	2/15/17	200	217
ACE INA Holdings Inc.	5.800%	3/15/18	50	56
ACE INA Holdings Inc.	5.900%	6/15/19	715	826
ACE INA Holdings Inc.	2.700%	3/13/23	350	348
ACE INA Holdings Inc.	3.350%	5/15/24	275	287
ACE INA Holdings Inc.	3.150%	3/15/25	700	715

ACE INA Holdings Inc.	4.150%	3/13/43	225	242
AEGON Funding Co. LLC	5.750%	12/15/20	664	770
Aetna Inc.	1.500%	11/15/17	100	101
Aetna Inc.	3.950%	9/1/20	75	81
Aetna Inc.	4.125%	6/1/21	320	348
Aetna Inc.	2.750%	11/15/22	650	652
Aetna Inc.	3.500%	11/15/24	1,145	1,195
Aetna Inc.	6.625%	6/15/36	750	1,014
Aetna Inc.	6.750%	12/15/37	275	382
Aetna Inc.	4.500%	5/15/42	525	582
Aetna Inc.	4.125%	11/15/42	200	211
Aflac Inc.	2.650%	2/15/17	325	335
Aflac Inc.	8.500%	5/15/19	225	285
Aflac Inc.	4.000%	2/15/22	325	353
Aflac Inc.	3.625%	6/15/23	1,000	1,050
Aflac Inc.	3.625%	11/15/24	1,680	1,756
Aflac Inc.	6.900%	12/17/39	75	105
Aflac Inc.	6.450%	8/15/40	300	397
Alleghany Corp.	5.625%	9/15/20	100	112
Alleghany Corp.	4.950%	6/27/22	425	474
Alleghany Corp.	4.900%	9/15/44	375	394
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	945
Allstate Corp.	3.150%	6/15/23	550	569
Allstate Corp.	5.550%	5/9/35	105	133
Allstate Corp.	4.500%	6/15/43	425	484
5 Allstate Corp.	5.750%	8/15/53	250	272
5 Allstate Corp.	6.125%	5/15/67	125	132
5 Allstate Corp.	6.500%	5/15/67	200	231
Alterra Finance LLC	6.250%	9/30/20	95	112
American Financial Group Inc.	9.875%	6/15/19	100	128
American International Group Inc.	5.600%	10/18/16	800	855
American International Group Inc.	5.850%	1/16/18	1,200	1,342
American International Group Inc.	3.375%	8/15/20	425	449
American International Group Inc.	6.400%	12/15/20	1,160	1,406
American International Group Inc.	4.875%	6/1/22	1,575	1,790
American International Group Inc.	4.125%	2/15/24	1,400	1,514
American International Group Inc.	3.875%	1/15/35	600	603
American International Group Inc.	6.250%	5/1/36	1,525	1,987
American International Group Inc.	4.500%	7/16/44	475	511
5 American International Group Inc.	8.175%	5/15/68	1,260	1,796
5 American International Group Inc.	6.250%	3/15/87	250	283
Anthem Inc.	1.250%	9/10/15	225	226
Anthem Inc.	5.875%	6/15/17	250	273
Anthem Inc.	1.875%	1/15/18	2,775	2,792
Anthem Inc.	7.000%	2/15/19	145	171
Anthem Inc.	3.700%	8/15/21	145	153
Anthem Inc.	3.125%	5/15/22	50	51
Anthem Inc.	3.300%	1/15/23	750	762
Anthem Inc.	5.950%	12/15/34	100	127
Anthem Inc.	5.850%	1/15/36	150	182
Anthem Inc.	6.375%	6/15/37	630	819
Anthem Inc.	4.625%	5/15/42	175	189
Anthem Inc.	4.650%	1/15/43	825	897
Anthem Inc.	5.100%	1/15/44	200	230
Anthem Inc.	4.650%	8/15/44	400	440
Anthem Inc.	4.850%	8/15/54	600	664
Aon Corp.	5.000%	9/30/20	990	1,116
Aon Corp.	8.205%	1/1/27	50	65

Aon Corp.	6.250%	9/30/40	150	197
Aon plc	4.000%	11/27/23	350	373
Aon plc	3.500%	6/14/24	425	437
Aon plc	4.450%	5/24/43	125	129
Aon plc	4.600%	6/14/44	625	672
Arch Capital Group Ltd.	7.350%	5/1/34	500	699
Arch Capital Group US Inc.	5.144%	11/1/43	275	314
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	508
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,556
Assurant Inc.	6.750%	2/15/34	550	703
AXA SA	8.600%	12/15/30	680	945
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,132
AXIS Specialty Finance plc	2.650%	4/1/19	150	152
AXIS Specialty Finance plc	5.150%	4/1/45	150	168
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	102
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	175
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,788
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	539
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	535
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	312
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	173
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	445
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	303
Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,126
Berkshire Hathaway Inc.	3.000%	2/11/23	375	389
Berkshire Hathaway Inc.	4.500%	2/11/43	925	1,043
Brown & Brown Inc.	4.200%	9/15/24	1,300	1,334
Chubb Corp.	5.750%	5/15/18	310	350
Chubb Corp.	6.000%	5/11/37	375	504
5 Chubb Corp.	6.375%	3/29/67	1,035	1,100
Cigna Corp.	2.750%	11/15/16	320	329
Cigna Corp.	4.375%	12/15/20	100	109
Cigna Corp.	4.500%	3/15/21	210	232
Cigna Corp.	4.000%	2/15/22	690	753
Cigna Corp.	3.250%	4/15/25	600	612
Cigna Corp.	6.150%	11/15/36	1,050	1,367
Cigna Corp.	5.875%	3/15/41	235	307
Cigna Corp.	5.375%	2/15/42	190	235
Cincinnati Financial Corp.	6.125%	11/1/34	325	400
CNA Financial Corp.	6.500%	8/15/16	475	509
CNA Financial Corp.	7.350%	11/15/19	2,052	2,472
CNA Financial Corp.	5.875%	8/15/20	145	168
CNA Financial Corp.	5.750%	8/15/21	175	202
Coventry Health Care Inc.	5.450%	6/15/21	265	307
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	191
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	316
First American Financial Corp.	4.300%	2/1/23	100	100
First American Financial Corp.	4.600%	11/15/24	350	363
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	505
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	162
Hartford Financial Services Group Inc.	4.000%	10/15/17	200	212
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,522
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	341
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	115
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	32
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	529
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	260

Humana Inc.	7.200%	6/15/18	50	58
Humana Inc.	2.625%	10/1/19	150	153
Humana Inc.	3.150%	12/1/22	725	731
Humana Inc.	3.850%	10/1/24	450	473
Humana Inc.	8.150%	6/15/38	325	484
Humana Inc.	4.625%	12/1/42	225	235
Humana Inc.	4.950%	10/1/44	400	439
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	108
Kemper Corp.	4.350%	2/15/25	500	513
Lincoln National Corp.	8.750%	7/1/19	1,325	1,670
Lincoln National Corp.	6.250%	2/15/20	305	359
Lincoln National Corp.	4.200%	3/15/22	325	350
Lincoln National Corp.	6.150%	4/7/36	350	435
Lincoln National Corp.	7.000%	6/15/40	565	788
5 Lincoln National Corp.	7.000%	5/17/66	1,275	1,230
Loews Corp.	2.625%	5/15/23	175	171
Loews Corp.	6.000%	2/1/35	200	246
Loews Corp.	4.125%	5/15/43	475	470
Manulife Financial Corp.	4.900%	9/17/20	475	530
Markel Corp.	7.125%	9/30/19	125	150
Markel Corp.	4.900%	7/1/22	575	635
Markel Corp.	3.625%	3/30/23	175	180
Markel Corp.	5.000%	3/30/43	125	137
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	231
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	101
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	504
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	614
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	376
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	359
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,119
MetLife Inc.	6.750%	6/1/16	105	112
MetLife Inc.	1.756%	12/15/17	425	430
MetLife Inc.	1.903%	12/15/17	225	228
MetLife Inc.	6.817%	8/15/18	580	678
MetLife Inc.	7.717%	2/15/19	105	128
MetLife Inc.	4.750%	2/8/21	380	431
MetLife Inc.	3.048%	12/15/22	675	693
MetLife Inc.	4.368%	9/15/23	500	555
MetLife Inc.	3.600%	4/10/24	750	793
MetLife Inc.	3.000%	3/1/25	500	500
MetLife Inc.	6.375%	6/15/34	580	783
MetLife Inc.	5.700%	6/15/35	475	604
MetLife Inc.	5.875%	2/6/41	440	573
MetLife Inc.	4.125%	8/13/42	875	906
MetLife Inc.	4.875%	11/13/43	600	691
MetLife Inc.	4.721%	12/15/44	1,400	1,572
MetLife Inc.	4.050%	3/1/45	500	516
5 MetLife Inc.	6.400%	12/15/66	1,565	1,847
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
Old Republic International Corp.	4.875%	10/1/24	450	482
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	105
PartnerRe Finance B LLC	5.500%	6/1/20	200	228
Primerica Inc.	4.750%	7/15/22	50	55
Principal Financial Group Inc.	8.875%	5/15/19	410	515
Principal Financial Group Inc.	6.050%	10/15/36	250	319
Principal Financial Group Inc.	4.350%	5/15/43	125	131
ProAssurance Corp.	5.300%	11/15/23	100	111
Progressive Corp.	3.750%	8/23/21	2,445	2,666

Progressive Corp.	6.625%	3/1/29	150	203
Progressive Corp.	3.700%	1/26/45	250	247
5 Progressive Corp.	6.700%	6/15/67	425	448
Protective Life Corp.	7.375%	10/15/19	100	120
Protective Life Corp.	8.450%	10/15/39	175	267
Prudential Financial Inc.	5.500%	3/15/16	50	52
Prudential Financial Inc.	6.000%	12/1/17	675	754
Prudential Financial Inc.	2.300%	8/15/18	825	842
Prudential Financial Inc.	7.375%	6/15/19	455	551
Prudential Financial Inc.	5.375%	6/21/20	980	1,128
Prudential Financial Inc.	4.500%	11/16/21	2,000	2,224
Prudential Financial Inc.	5.750%	7/15/33	570	687
Prudential Financial Inc.	5.400%	6/13/35	295	341
Prudential Financial Inc.	5.900%	3/17/36	775	956
Prudential Financial Inc.	5.700%	12/14/36	655	785
Prudential Financial Inc.	6.625%	6/21/40	150	201
Prudential Financial Inc.	5.625%	5/12/41	105	125
5 Prudential Financial Inc.	5.875%	9/15/42	525	569
5 Prudential Financial Inc.	5.625%	6/15/43	975	1,038
Prudential Financial Inc.	5.100%	8/15/43	175	197
5 Prudential Financial Inc.	5.200%	3/15/44	300	306
Prudential Financial Inc.	4.600%	5/15/44	500	526
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,170
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	226
Torchmark Corp.	6.375%	6/15/16	425	452
Transatlantic Holdings Inc.	8.000%	11/30/39	625	884
Travelers Cos. Inc.	6.250%	6/20/16	100	107
Travelers Cos. Inc.	5.800%	5/15/18	910	1,028
Travelers Cos. Inc.	3.900%	11/1/20	530	575
Travelers Cos. Inc.	6.750%	6/20/36	475	682
Travelers Cos. Inc.	6.250%	6/15/37	145	200
Travelers Cos. Inc.	5.350%	11/1/40	130	163
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,159
Trinity Acquisition plc	6.125%	8/15/43	525	618
UnitedHealth Group Inc.	1.875%	11/15/16	225	229
UnitedHealth Group Inc.	6.000%	6/15/17	875	969
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,654
UnitedHealth Group Inc.	2.300%	12/15/19	50	51
UnitedHealth Group Inc.	4.700%	2/15/21	165	187
UnitedHealth Group Inc.	3.375%	11/15/21	105	112
UnitedHealth Group Inc.	2.875%	12/15/21	50	51
UnitedHealth Group Inc.	2.875%	3/15/22	525	534
UnitedHealth Group Inc.	6.500%	6/15/37	200	281
UnitedHealth Group Inc.	6.625%	11/15/37	325	463
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	2,023
UnitedHealth Group Inc.	5.950%	2/15/41	500	672
UnitedHealth Group Inc.	4.625%	11/15/41	2,050	2,354
UnitedHealth Group Inc.	4.375%	3/15/42	725	803
UnitedHealth Group Inc.	3.950%	10/15/42	200	205
UnitedHealth Group Inc.	4.250%	3/15/43	75	81
Unum Group	7.125%	9/30/16	175	190
Unum Group	5.625%	9/15/20	50	57
Unum Group	4.000%	3/15/24	200	211
Unum Group	5.750%	8/15/42	200	242
Validus Holdings Ltd.	8.875%	1/26/40	150	208
Voya Financial Inc.	2.900%	2/15/18	250	258
Voya Financial Inc.	5.500%	7/15/22	50	58
Voya Financial Inc.	5.700%	7/15/43	350	430

Willis Group Holdings plc	5.750%	3/15/21	265	298
Willis North America Inc.	6.200%	3/28/17	300	323
WR Berkley Corp.	5.375%	9/15/20	50	57
WR Berkley Corp.	4.625%	3/15/22	225	243
XLIT Ltd.	5.750%	10/1/21	545	640
XLIT Ltd.	6.375%	11/15/24	100	123
XLIT Ltd.	4.450%	3/31/25	200	201
XLIT Ltd.	5.250%	12/15/43	100	116
XLIT Ltd.	5.500%	3/31/45	300	298

Other Finance (0.0%)
Apollo Investment Corp.	5.250%	3/3/25	200	203
ORIX Corp.	5.000%	1/12/16	245	252
XTRA Finance Corp.	5.150%	4/1/17	575	618

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	251
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	320
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	77
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	211
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	259
AvalonBay Communities Inc.	5.750%	9/15/16	100	107
AvalonBay Communities Inc.	2.850%	3/15/23	200	198
AvalonBay Communities Inc.	4.200%	12/15/23	175	188
AvalonBay Communities Inc.	3.500%	11/15/24	250	258
BioMed Realty LP	3.850%	4/15/16	325	333
BioMed Realty LP	2.625%	5/1/19	200	202
BioMed Realty LP	4.250%	7/15/22	400	418
Boston Properties LP	3.700%	11/15/18	2,120	2,258
Boston Properties LP	5.625%	11/15/20	325	378
Boston Properties LP	4.125%	5/15/21	190	206
Boston Properties LP	3.850%	2/1/23	950	1,005
Boston Properties LP	3.125%	9/1/23	1,375	1,385
Brandywine Operating Partnership LP	4.950%	4/15/18	725	780
Brandywine Operating Partnership LP	4.100%	10/1/24	250	255
Brandywine Operating Partnership LP	4.550%	10/1/29	175	182
Brixmor Operating Partnership LP	3.850%	2/1/25	2,725	2,727
Camden Property Trust	2.950%	12/15/22	325	318
Camden Property Trust	4.250%	1/15/24	1,100	1,174
CBL & Associates LP	5.250%	12/1/23	600	639
CBL & Associates LP	4.600%	10/15/24	175	178
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	500	514
Corporate Office Properties LP	3.700%	6/15/21	100	101
Corporate Office Properties LP	3.600%	5/15/23	400	388
CubeSmart LP	4.375%	12/15/23	350	376
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	213
DDR Corp.	7.875%	9/1/20	500	625
DDR Corp.	3.500%	1/15/21	225	232
DDR Corp.	4.625%	7/15/22	500	538
DDR Corp.	3.375%	5/15/23	400	396
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,319
Duke Realty LP	5.950%	2/15/17	200	216
Duke Realty LP	8.250%	8/15/19	125	154
Duke Realty LP	6.750%	3/15/20	250	297
Duke Realty LP	3.625%	4/15/23	875	891
EPR Properties	5.750%	8/15/22	75	83

EPR Properties	5.250%	7/15/23	400	431
EPR Properties	4.500%	4/1/25	300	306
Equity CommonWealth	6.650%	1/15/18	1,175	1,293
ERP Operating LP	5.375%	8/1/16	275	291
ERP Operating LP	2.375%	7/1/19	375	380
ERP Operating LP	4.750%	7/15/20	265	295
ERP Operating LP	4.625%	12/15/21	115	128
ERP Operating LP	3.000%	4/15/23	625	628
ERP Operating LP	4.500%	7/1/44	550	592
Essex Portfolio LP	3.375%	1/15/23	1,150	1,161
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.500%	4/1/25	200	203
Excel Trust LP	4.625%	5/15/24	150	157
Federal Realty Investment Trust	3.000%	8/1/22	175	177
Federal Realty Investment Trust	2.750%	6/1/23	325	321
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,081
HCP Inc.	6.300%	9/15/16	300	322
HCP Inc.	5.625%	5/1/17	25	27
HCP Inc.	2.625%	2/1/20	1,100	1,104
HCP Inc.	5.375%	2/1/21	360	405
HCP Inc.	3.150%	8/1/22	150	149
HCP Inc.	4.200%	3/1/24	200	209
HCP Inc.	3.400%	2/1/25	400	391
HCP Inc.	6.750%	2/1/41	175	234
Health Care REIT Inc.	6.200%	6/1/16	325	344
Health Care REIT Inc.	4.700%	9/15/17	50	54
Health Care REIT Inc.	2.250%	3/15/18	575	583
Health Care REIT Inc.	4.125%	4/1/19	300	322
Health Care REIT Inc.	6.125%	4/15/20	100	116
Health Care REIT Inc.	4.950%	1/15/21	750	830
Health Care REIT Inc.	5.250%	1/15/22	425	477
Health Care REIT Inc.	3.750%	3/15/23	325	333
Health Care REIT Inc.	4.500%	1/15/24	125	134
Health Care REIT Inc.	6.500%	3/15/41	200	265
Health Care REIT Inc.	5.125%	3/15/43	175	197
Healthcare Realty Trust Inc.	6.500%	1/17/17	182	198
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	164
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	99
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	178
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	100
Highwoods Realty LP	3.200%	6/15/21	500	510
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,110
Hospitality Properties Trust	4.650%	3/15/24	100	104
Hospitality Properties Trust	4.500%	3/15/25	125	128
Kilroy Realty LP	4.800%	7/15/18	800	862
Kilroy Realty LP	3.800%	1/15/23	100	102
Kimco Realty Corp.	5.700%	5/1/17	375	407
Kimco Realty Corp.	6.875%	10/1/19	50	59
Kimco Realty Corp.	3.200%	5/1/21	500	513
Kimco Realty Corp.	3.125%	6/1/23	550	547
Lexington Realty Trust	4.400%	6/15/24	200	208
Liberty Property LP	3.375%	6/15/23	575	571
Liberty Property LP	4.400%	2/15/24	325	346
Liberty Property LP	3.750%	4/1/25	725	731
Mack-Cali Realty LP	7.750%	8/15/19	750	867
Mack-Cali Realty LP	4.500%	4/18/22	225	227
Mid-America Apartments LP	4.300%	10/15/23	350	374
Mid-America Apartments LP	3.750%	6/15/24	200	205

National Retail Properties Inc.	6.875%	10/15/17	25	28
National Retail Properties Inc.	3.800%	10/15/22	500	519
National Retail Properties Inc.	3.900%	6/15/24	425	442
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,030
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	289
8 Omega Healthcare Investors Inc.	4.500%	1/15/25	175	177
8 Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	977
Piedmont Operating Partnership LP	3.400%	6/1/23	125	122
Piedmont Operating Partnership LP	4.450%	3/15/24	275	285
Post Apartment Homes LP	3.375%	12/1/22	100	101
ProLogis LP	4.500%	8/15/17	75	80
ProLogis LP	2.750%	2/15/19	875	895
ProLogis LP	6.875%	3/15/20	2,100	2,493
ProLogis LP	4.250%	8/15/23	250	269
Realty Income Corp.	2.000%	1/31/18	575	580
Realty Income Corp.	6.750%	8/15/19	935	1,100
Realty Income Corp.	3.250%	10/15/22	100	100
Regency Centers LP	3.750%	6/15/24	525	541
Retail Opportunity Investments Corp.	5.000%	12/15/23	150	164
Retail Properties of America Inc.	4.000%	3/15/25	425	429
Select Income REIT	2.850%	2/1/18	175	177
Select Income REIT	4.150%	2/1/22	225	226
Select Income REIT	4.500%	2/1/25	250	250
Senior Housing Properties Trust	3.250%	5/1/19	475	483
Senior Housing Properties Trust	4.750%	5/1/24	175	182
Simon Property Group LP	5.250%	12/1/16	335	356
Simon Property Group LP	2.800%	1/30/17	425	437
Simon Property Group LP	2.150%	9/15/17	200	204
Simon Property Group LP	6.125%	5/30/18	450	513
Simon Property Group LP	2.200%	2/1/19	2,700	2,739
Simon Property Group LP	5.650%	2/1/20	1,250	1,447
Simon Property Group LP	4.375%	3/1/21	555	614
Simon Property Group LP	4.125%	12/1/21	225	247
Simon Property Group LP	3.375%	3/15/22	250	260
Simon Property Group LP	2.750%	2/1/23	400	396
Simon Property Group LP	3.750%	2/1/24	500	528
Simon Property Group LP	6.750%	2/1/40	300	418
Simon Property Group LP	4.750%	3/15/42	225	253
Tanger Properties LP	3.875%	12/1/23	125	130
Tanger Properties LP	3.750%	12/1/24	200	205
UDR Inc.	4.250%	6/1/18	400	430
UDR Inc.	3.700%	10/1/20	150	159
UDR Inc.	4.625%	1/10/22	125	136
Ventas Realty LP	1.550%	9/26/16	475	478
Ventas Realty LP	1.250%	4/17/17	300	299
Ventas Realty LP	3.750%	5/1/24	200	206
Ventas Realty LP	5.700%	9/30/43	450	554
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	328
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	616
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	276
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	150
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	503
Vornado Realty LP	2.500%	6/30/19	275	278
8 Washington Prime Group LP	3.850%	4/1/20	200	202
Washington REIT	4.950%	10/1/20	125	135
Washington REIT	3.950%	10/15/22	100	102
Weingarten Realty Investors	3.375%	10/15/22	75	75

Weingarten Realty Investors	3.500%	4/15/23	250	251
Weingarten Realty Investors	4.450%	1/15/24	75	80
WP Carey Inc.	4.600%	4/1/24	300	311
WP Carey Inc.	4.000%	2/1/25	200	200
				889,909
Industrial (6.3%)
Basic Industry (0.5%)
Agrium Inc.	6.750%	1/15/19	1,350	1,574
Agrium Inc.	3.150%	10/1/22	2,010	2,014
Agrium Inc.	3.500%	6/1/23	275	281
Agrium Inc.	3.375%	3/15/25	250	250
Agrium Inc.	4.125%	3/15/35	250	250
Agrium Inc.	4.900%	6/1/43	125	134
Agrium Inc.	5.250%	1/15/45	500	567
Air Products & Chemicals Inc.	2.000%	8/2/16	275	280
Air Products & Chemicals Inc.	1.200%	10/15/17	225	225
Air Products & Chemicals Inc.	3.000%	11/3/21	190	197
Air Products & Chemicals Inc.	2.750%	2/3/23	200	202
Air Products & Chemicals Inc.	3.350%	7/31/24	700	730
Airgas Inc.	3.650%	7/15/24	750	776
Albemarle Corp.	3.000%	12/1/19	250	253
Albemarle Corp.	4.500%	12/15/20	50	54
Albemarle Corp.	4.150%	12/1/24	300	312
Albemarle Corp.	5.450%	12/1/44	325	352
Barrick Gold Corp.	6.950%	4/1/19	350	410
Barrick Gold Corp.	3.850%	4/1/22	600	587
Barrick Gold Corp.	4.100%	5/1/23	1,050	1,037
Barrick Gold Corp.	5.250%	4/1/42	250	239
Barrick North America Finance LLC	6.800%	9/15/18	475	545
Barrick North America Finance LLC	4.400%	5/30/21	915	938
Barrick North America Finance LLC	7.500%	9/15/38	25	30
Barrick North America Finance LLC	5.700%	5/30/41	750	746
Barrick North America Finance LLC	5.750%	5/1/43	500	522
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	645
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	400	395
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	457
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,495
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	380
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	306
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	529
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	625
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	533
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	829
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,225
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,800	2,054
Braskem Finance Ltd.	6.450%	2/3/24	500	465
Cabot Corp.	2.550%	1/15/18	550	562
Cabot Corp.	3.700%	7/15/22	50	52
Carpenter Technology Corp.	5.200%	7/15/21	575	622
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	209
CF Industries Inc.	6.875%	5/1/18	1,725	1,960
CF Industries Inc.	7.125%	5/1/20	825	993
CF Industries Inc.	3.450%	6/1/23	575	581
CF Industries Inc.	5.150%	3/15/34	500	547
CF Industries Inc.	4.950%	6/1/43	375	392
CF Industries Inc.	5.375%	3/15/44	500	559
Domtar Corp.	6.250%	9/1/42	50	55

Domtar Corp.	6.750%	2/15/44	400	465
Dow Chemical Co.	5.700%	5/15/18	100	112
Dow Chemical Co.	8.550%	5/15/19	1,810	2,259
Dow Chemical Co.	4.250%	11/15/20	2,010	2,198
Dow Chemical Co.	4.125%	11/15/21	185	201
Dow Chemical Co.	3.000%	11/15/22	700	703
Dow Chemical Co.	3.500%	10/1/24	600	610
Dow Chemical Co.	7.375%	11/1/29	100	136
Dow Chemical Co.	4.250%	10/1/34	350	354
Dow Chemical Co.	9.400%	5/15/39	760	1,258
Dow Chemical Co.	5.250%	11/15/41	525	592
Dow Chemical Co.	4.375%	11/15/42	900	905
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,788
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,252
Eastman Chemical Co.	2.700%	1/15/20	400	406
Eastman Chemical Co.	3.600%	8/15/22	650	676
Eastman Chemical Co.	4.800%	9/1/42	400	425
Eastman Chemical Co.	4.650%	10/15/44	1,250	1,300
Ecolab Inc.	3.000%	12/8/16	175	180
Ecolab Inc.	1.450%	12/8/17	1,225	1,225
Ecolab Inc.	1.550%	1/12/18	500	500
Ecolab Inc.	2.250%	1/12/20	200	201
Ecolab Inc.	4.350%	12/8/21	50	55
Ecolab Inc.	5.500%	12/8/41	625	763
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	383
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	113
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	798
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	335
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,518
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	386
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	75
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	651
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	507
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	128
FMC Corp.	3.950%	2/1/22	150	157
FMC Corp.	4.100%	2/1/24	750	796
Freeport-McMoRan Inc.	2.150%	3/1/17	125	125
Freeport-McMoRan Inc.	2.375%	3/15/18	1,375	1,369
Freeport-McMoRan Inc.	3.100%	3/15/20	2,100	2,046
Freeport-McMoRan Inc.	3.550%	3/1/22	1,975	1,830
Freeport-McMoRan Inc.	3.875%	3/15/23	1,280	1,187
Freeport-McMoRan Inc.	5.400%	11/14/34	250	228
Freeport-McMoRan Inc.	5.450%	3/15/43	1,220	1,091
Georgia-Pacific LLC	7.375%	12/1/25	400	527
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,817
Glencore Canada Corp.	5.500%	6/15/17	250	268
Goldcorp Inc.	2.125%	3/15/18	1,100	1,108
Goldcorp Inc.	3.700%	3/15/23	600	595
Goldcorp Inc.	5.450%	6/9/44	250	257
International Paper Co.	7.500%	8/15/21	910	1,143
International Paper Co.	4.750%	2/15/22	500	553
International Paper Co.	3.650%	6/15/24	900	919
International Paper Co.	7.300%	11/15/39	805	1,074
International Paper Co.	6.000%	11/15/41	300	355
International Paper Co.	4.800%	6/15/44	500	514
Kinross Gold Corp.	5.950%	3/15/24	700	648
LYB International Finance BV	4.000%	7/15/23	500	529
LYB International Finance BV	5.250%	7/15/43	500	556

LYB International Finance BV	4.875%	3/15/44	800	855
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,868
LyondellBasell Industries NV	6.000%	11/15/21	475	558
LyondellBasell Industries NV	5.750%	4/15/24	500	588
LyondellBasell Industries NV	4.625%	2/26/55	650	643
Monsanto Co.	2.750%	4/15/16	75	76
Monsanto Co.	1.150%	6/30/17	1,000	1,005
Monsanto Co.	2.125%	7/15/19	800	811
Monsanto Co.	2.750%	7/15/21	600	614
Monsanto Co.	2.200%	7/15/22	175	170
Monsanto Co.	3.375%	7/15/24	700	727
Monsanto Co.	4.200%	7/15/34	400	430
Monsanto Co.	5.875%	4/15/38	375	472
Monsanto Co.	3.600%	7/15/42	250	237
Monsanto Co.	4.400%	7/15/44	1,000	1,084
Monsanto Co.	4.700%	7/15/64	600	652
Mosaic Co.	3.750%	11/15/21	650	688
Mosaic Co.	4.250%	11/15/23	800	855
Mosaic Co.	5.450%	11/15/33	100	117
Mosaic Co.	4.875%	11/15/41	130	139
Mosaic Co.	5.625%	11/15/43	150	178
Newmont Mining Corp.	5.125%	10/1/19	1,475	1,616
Newmont Mining Corp.	3.500%	3/15/22	250	242
Newmont Mining Corp.	5.875%	4/1/35	325	326
Newmont Mining Corp.	6.250%	10/1/39	500	510
Newmont Mining Corp.	4.875%	3/15/42	950	844
Nucor Corp.	5.750%	12/1/17	385	429
Nucor Corp.	5.850%	6/1/18	875	979
Nucor Corp.	4.125%	9/15/22	200	215
Nucor Corp.	4.000%	8/1/23	325	341
Nucor Corp.	6.400%	12/1/37	325	414
Nucor Corp.	5.200%	8/1/43	400	450
Packaging Corp. of America	3.900%	6/15/22	275	286
Packaging Corp. of America	4.500%	11/1/23	425	458
Packaging Corp. of America	3.650%	9/15/24	500	509
Placer Dome Inc.	6.450%	10/15/35	375	404
Plains Exploration & Production Co.	6.500%	11/15/20	20	21
Plains Exploration & Production Co.	6.750%	2/1/22	593	627
Plains Exploration & Production Co.	6.875%	2/15/23	899	954
Plum Creek Timberlands LP	5.875%	11/15/15	225	231
Plum Creek Timberlands LP	4.700%	3/15/21	275	302
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	706
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,365
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	252
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	700	881
PPG Industries Inc.	2.300%	11/15/19	700	709
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	175	194
Praxair Inc.	4.050%	3/15/21	925	1,023
Praxair Inc.	3.000%	9/1/21	50	52
Praxair Inc.	2.450%	2/15/22	850	855
Praxair Inc.	2.650%	2/5/25	500	494
Praxair Inc.	3.550%	11/7/42	300	295
Rayonier Inc.	3.750%	4/1/22	125	127
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	227
Rio Tinto Alcan Inc.	5.000%	6/1/15	875	881
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	398
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	531

Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	285
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,722
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,362
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	326
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	188
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,053
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	304
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	637
Rio Tinto Finance USA plc	1.375%	6/17/16	1,050	1,054
Rio Tinto Finance USA plc	2.000%	3/22/17	375	380
Rio Tinto Finance USA plc	2.250%	12/14/18	500	508
Rio Tinto Finance USA plc	3.500%	3/22/22	200	207
Rio Tinto Finance USA plc	4.750%	3/22/42	875	938
Rio Tinto Finance USA plc	4.125%	8/21/42	600	594
Rock-Tenn Co.	3.500%	3/1/20	2,725	2,825
Rock-Tenn Co.	4.900%	3/1/22	250	276
Rockwood Specialties Group Inc.	4.625%	10/15/20	750	784
Rohm & Haas Co.	7.850%	7/15/29	300	425
RPM International Inc.	6.125%	10/15/19	75	86
RPM International Inc.	3.450%	11/15/22	250	249
Sigma-Aldrich Corp.	3.375%	11/1/20	75	79
Southern Copper Corp.	5.375%	4/16/20	200	221
Southern Copper Corp.	7.500%	7/27/35	1,625	1,871
Southern Copper Corp.	6.750%	4/16/40	250	267
Syngenta Finance NV	3.125%	3/28/22	250	254
Syngenta Finance NV	4.375%	3/28/42	150	158
Teck Resources Ltd.	3.150%	1/15/17	500	506
Teck Resources Ltd.	2.500%	2/1/18	430	426
Teck Resources Ltd.	3.000%	3/1/19	800	795
Teck Resources Ltd.	4.500%	1/15/21	250	253
Teck Resources Ltd.	4.750%	1/15/22	75	76
Teck Resources Ltd.	3.750%	2/1/23	525	493
Teck Resources Ltd.	6.250%	7/15/41	945	919
Teck Resources Ltd.	5.200%	3/1/42	425	382
Teck Resources Ltd.	5.400%	2/1/43	275	250
The Dow Chemical Company	4.625%	10/1/44	500	523
Vale Canada Ltd.	7.200%	9/15/32	100	101
Vale Overseas Ltd.	6.250%	1/23/17	200	212
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,116
Vale Overseas Ltd.	4.625%	9/15/20	1,270	1,265
Vale Overseas Ltd.	4.375%	1/11/22	1,545	1,484
Vale Overseas Ltd.	8.250%	1/17/34	375	416
Vale Overseas Ltd.	6.875%	11/21/36	935	905
Vale Overseas Ltd.	6.875%	11/10/39	1,610	1,561
Vale SA	5.625%	9/11/42	1,100	950
Valspar Corp.	7.250%	6/15/19	350	411
Valspar Corp.	4.200%	1/15/22	25	27
Westlake Chemical Corp.	3.600%	7/15/22	50	51
Westvaco Corp.	8.200%	1/15/30	500	706
Westvaco Corp.	7.950%	2/15/31	300	405
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,288
Weyerhaeuser Co.	8.500%	1/15/25	150	202
Weyerhaeuser Co.	7.375%	3/15/32	625	841
Weyerhaeuser Co.	6.875%	12/15/33	125	160
Worthington Industries Inc.	4.550%	4/15/26	100	108
Yamana Gold Inc.	4.950%	7/15/24	640	627

Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	299
3M Co.	6.375%	2/15/28	350	471
3M Co.	5.700%	3/15/37	105	140
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	2.875%	5/8/22	375	382
ABB Finance USA Inc.	4.375%	5/8/42	150	170
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	225
Boeing Capital Corp.	2.125%	8/15/16	115	117
Boeing Capital Corp.	4.700%	10/27/19	125	140
Boeing Co.	0.950%	5/15/18	1,425	1,413
Boeing Co.	6.000%	3/15/19	1,850	2,164
Boeing Co.	4.875%	2/15/20	525	604
Boeing Co.	6.625%	2/15/38	100	145
Boeing Co.	6.875%	3/15/39	250	378
Boeing Co.	5.875%	2/15/40	795	1,073
Boeing Co.	3.500%	3/1/45	300	296
Carlisle Cos. Inc.	3.750%	11/15/22	175	180
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,064
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	785
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	826
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	979
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,476
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	507
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	304
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	752
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	205
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	760
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	207
Caterpillar Inc.	1.500%	6/26/17	450	456
Caterpillar Inc.	3.900%	5/27/21	220	242
Caterpillar Inc.	2.600%	6/26/22	125	126
Caterpillar Inc.	3.400%	5/15/24	750	787
Caterpillar Inc.	6.050%	8/15/36	895	1,179
Caterpillar Inc.	3.803%	8/15/42	1,229	1,247
Caterpillar Inc.	4.300%	5/15/44	1,000	1,082
Cooper US Inc.	2.375%	1/15/16	1,000	1,013
Crane Co.	2.750%	12/15/18	300	308
Crane Co.	4.450%	12/15/23	400	429
CRH America Inc.	6.000%	9/30/16	750	801
CRH America Inc.	5.750%	1/15/21	885	1,036
Danaher Corp.	2.300%	6/23/16	200	204
Danaher Corp.	3.900%	6/23/21	150	165
Deere & Co.	2.600%	6/8/22	700	703
Deere & Co.	5.375%	10/16/29	455	561
Deere & Co.	8.100%	5/15/30	750	1,151
Deere & Co.	7.125%	3/3/31	400	569
Deere & Co.	3.900%	6/9/42	500	525
Dover Corp.	4.300%	3/1/21	145	161
Dover Corp.	6.600%	3/15/38	350	497
Dover Corp.	5.375%	3/1/41	480	595
Eaton Corp.	1.500%	11/2/17	200	201
Eaton Corp.	5.600%	5/15/18	550	613
Eaton Corp.	2.750%	11/2/22	575	576
Eaton Corp.	4.000%	11/2/32	815	855
Eaton Corp.	4.150%	11/2/42	75	77
8 Embraer Overseas Ltd.	5.696%	9/16/23	1,166	1,236
Emerson Electric Co.	5.250%	10/15/18	525	590

Emerson Electric Co.	4.875%	10/15/19	275	311
Emerson Electric Co.	4.250%	11/15/20	25	28
Emerson Electric Co.	2.625%	2/15/23	1,000	1,004
Emerson Electric Co.	6.000%	8/15/32	150	197
Emerson Electric Co.	6.125%	4/15/39	125	172
Emerson Electric Co.	5.250%	11/15/39	135	167
Exelis Inc.	4.250%	10/1/16	225	234
Flowserve Corp.	3.500%	9/15/22	625	635
Flowserve Corp.	4.000%	11/15/23	375	395
General Dynamics Corp.	1.000%	11/15/17	1,100	1,100
General Dynamics Corp.	3.875%	7/15/21	750	820
General Dynamics Corp.	2.250%	11/15/22	900	884
General Dynamics Corp.	3.600%	11/15/42	125	125
General Electric Co.	5.250%	12/6/17	1,940	2,145
General Electric Co.	2.700%	10/9/22	1,350	1,374
General Electric Co.	3.375%	3/11/24	2,000	2,118
General Electric Co.	4.125%	10/9/42	2,050	2,171
General Electric Co.	4.500%	3/11/44	450	506
Honeywell International Inc.	5.300%	3/15/17	275	299
Honeywell International Inc.	5.300%	3/1/18	650	726
Honeywell International Inc.	5.000%	2/15/19	105	118
Honeywell International Inc.	4.250%	3/1/21	805	906
Honeywell International Inc.	3.350%	12/1/23	1,325	1,403
Honeywell International Inc.	5.700%	3/15/37	105	137
Honeywell International Inc.	5.375%	3/1/41	1,855	2,385
Illinois Tool Works Inc.	6.250%	4/1/19	450	524
Illinois Tool Works Inc.	3.375%	9/15/21	105	111
Illinois Tool Works Inc.	4.875%	9/15/41	105	123
Illinois Tool Works Inc.	3.900%	9/1/42	1,225	1,261
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,550	1,803
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	128
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	267
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	152
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	101
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	268
John Deere Capital Corp.	1.850%	9/15/16	185	188
John Deere Capital Corp.	2.000%	1/13/17	375	383
John Deere Capital Corp.	2.800%	9/18/17	550	573
John Deere Capital Corp.	1.200%	10/10/17	475	476
John Deere Capital Corp.	1.350%	1/16/18	2,000	2,007
John Deere Capital Corp.	5.750%	9/10/18	530	605
John Deere Capital Corp.	2.250%	4/17/19	150	153
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,955
John Deere Capital Corp.	2.050%	3/10/20	750	755
John Deere Capital Corp.	3.900%	7/12/21	125	137
John Deere Capital Corp.	3.150%	10/15/21	105	110
John Deere Capital Corp.	2.750%	3/15/22	75	76
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,794
John Deere Capital Corp.	3.350%	6/12/24	700	738
Joy Global Inc.	6.000%	11/15/16	250	270
Kennametal Inc.	2.650%	11/1/19	200	201
Kennametal Inc.	3.875%	2/15/22	125	130
L-3 Communications Corp.	1.500%	5/28/17	400	398
L-3 Communications Corp.	5.200%	10/15/19	825	916
L-3 Communications Corp.	4.750%	7/15/20	925	1,007
L-3 Communications Corp.	4.950%	2/15/21	575	634
L-3 Communications Corp.	3.950%	5/28/24	350	359
Leggett & Platt Inc.	3.800%	11/15/24	400	416

Lockheed Martin Corp.	7.650%	5/1/16	250	269
Lockheed Martin Corp.	2.125%	9/15/16	245	250
Lockheed Martin Corp.	4.250%	11/15/19	2,355	2,588
Lockheed Martin Corp.	3.350%	9/15/21	80	85
Lockheed Martin Corp.	2.900%	3/1/25	175	177
Lockheed Martin Corp.	3.600%	3/1/35	300	300
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,269
Lockheed Martin Corp.	5.500%	11/15/39	680	850
Lockheed Martin Corp.	5.720%	6/1/40	316	415
Lockheed Martin Corp.	3.800%	3/1/45	200	200
Martin Marietta Materials Inc.	6.600%	4/15/18	400	454
Mohawk Industries Inc.	3.850%	2/1/23	2,750	2,796
Northrop Grumman Corp.	1.750%	6/1/18	575	577
Northrop Grumman Corp.	3.500%	3/15/21	125	132
Northrop Grumman Corp.	3.250%	8/1/23	400	412
Northrop Grumman Corp.	5.050%	11/15/40	475	550
Northrop Grumman Corp.	4.750%	6/1/43	650	732
Owens Corning	6.500%	12/1/16	97	104
Owens Corning	4.200%	12/15/22	150	157
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,931
Parker Hannifin Corp.	3.500%	9/15/22	75	80
Parker Hannifin Corp.	6.250%	5/15/38	75	103
Pentair Finance SA	1.350%	12/1/15	300	301
Pentair Finance SA	2.650%	12/1/19	500	500
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,645
Precision Castparts Corp.	2.500%	1/15/23	125	123
Precision Castparts Corp.	3.900%	1/15/43	175	180
Raytheon Co.	6.750%	3/15/18	125	144
Raytheon Co.	3.125%	10/15/20	425	446
Raytheon Co.	2.500%	12/15/22	425	424
Raytheon Co.	7.200%	8/15/27	75	103
Raytheon Co.	4.875%	10/15/40	225	262
Raytheon Co.	4.700%	12/15/41	625	724
Republic Services Inc.	3.800%	5/15/18	2,535	2,689
Republic Services Inc.	5.500%	9/15/19	425	482
Republic Services Inc.	5.000%	3/1/20	500	561
Republic Services Inc.	5.250%	11/15/21	50	58
Republic Services Inc.	3.550%	6/1/22	300	313
Republic Services Inc.	6.200%	3/1/40	975	1,306
Republic Services Inc.	5.700%	5/15/41	500	627
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	200	264
Rockwell Automation Inc.	6.250%	12/1/37	325	439
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	131
Rockwell Collins Inc.	4.800%	12/15/43	235	281
Roper Industries Inc.	2.050%	10/1/18	1,175	1,179
Roper Industries Inc.	6.250%	9/1/19	1,575	1,831
Snap-on Inc.	6.125%	9/1/21	200	240
Sonoco Products Co.	4.375%	11/1/21	65	71
Sonoco Products Co.	5.750%	11/1/40	765	918
Stanley Black & Decker Inc.	3.400%	12/1/21	450	475
Stanley Black & Decker Inc.	5.200%	9/1/40	150	177
Textron Inc.	5.600%	12/1/17	125	137
Textron Inc.	7.250%	10/1/19	650	772
Textron Inc.	4.300%	3/1/24	625	669
Tyco International Finance SA	8.500%	1/15/19	200	243

Tyco International Finance SA /Tyco Fire &
Security Finance SCA	7.000%	12/15/19	300	357
United Technologies Corp.	1.800%	6/1/17	620	631
United Technologies Corp.	5.375%	12/15/17	1,575	1,750
United Technologies Corp.	6.125%	2/1/19	2,633	3,060
United Technologies Corp.	4.500%	4/15/20	445	500
United Technologies Corp.	3.100%	6/1/22	1,600	1,666
United Technologies Corp.	6.700%	8/1/28	200	274
United Technologies Corp.	7.500%	9/15/29	100	146
United Technologies Corp.	5.400%	5/1/35	400	493
United Technologies Corp.	6.050%	6/1/36	285	381
United Technologies Corp.	6.125%	7/15/38	1,000	1,342
United Technologies Corp.	5.700%	4/15/40	525	677
United Technologies Corp.	4.500%	6/1/42	2,725	3,018
Valmont Industries Inc.	5.000%	10/1/44	290	284
Valmont Industries Inc.	5.250%	10/1/54	250	246
Waste Management Inc.	2.600%	9/1/16	205	209
Waste Management Inc.	6.100%	3/15/18	1,100	1,244
Waste Management Inc.	4.600%	3/1/21	275	306
Waste Management Inc.	3.500%	5/15/24	700	730
Waste Management Inc.	3.125%	3/1/25	250	252
Waste Management Inc.	3.900%	3/1/35	250	255
Waste Management Inc.	4.100%	3/1/45	500	510

Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,373
21st Century Fox America Inc.	5.650%	8/15/20	500	581
21st Century Fox America Inc.	4.500%	2/15/21	435	482
21st Century Fox America Inc.	3.000%	9/15/22	500	506
21st Century Fox America Inc.	4.000%	10/1/23	275	295
21st Century Fox America Inc.	6.550%	3/15/33	892	1,182
21st Century Fox America Inc.	6.200%	12/15/34	975	1,246
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,969
21st Century Fox America Inc.	8.150%	10/17/36	385	575
21st Century Fox America Inc.	6.150%	3/1/37	345	446
21st Century Fox America Inc.	6.900%	8/15/39	425	584
21st Century Fox America Inc.	6.150%	2/15/41	350	453
21st Century Fox America Inc.	5.400%	10/1/43	1,675	2,033
21st Century Fox America Inc.	4.750%	9/15/44	450	503
America Movil SAB de CV	2.375%	9/8/16	900	917
America Movil SAB de CV	5.625%	11/15/17	350	387
America Movil SAB de CV	5.000%	10/16/19	850	954
America Movil SAB de CV	5.000%	3/30/20	710	805
America Movil SAB de CV	3.125%	7/16/22	200	203
America Movil SAB de CV	6.375%	3/1/35	200	248
America Movil SAB de CV	6.125%	11/15/37	300	369
America Movil SAB de CV	6.125%	3/30/40	2,710	3,357
America Movil SAB de CV	4.375%	7/16/42	425	422
American Tower Corp.	4.500%	1/15/18	1,400	1,501
American Tower Corp.	5.050%	9/1/20	205	226
American Tower Corp.	5.900%	11/1/21	1,500	1,726
American Tower Corp.	5.000%	2/15/24	1,150	1,257
AT&T Corp.	8.000%	11/15/31	1,001	1,482
AT&T Inc.	2.950%	5/15/16	160	164
AT&T Inc.	2.400%	8/15/16	445	453
AT&T Inc.	1.600%	2/15/17	500	502
AT&T Inc.	1.700%	6/1/17	2,175	2,183
AT&T Inc.	5.500%	2/1/18	2,385	2,622

AT&T Inc.	5.600%	5/15/18	250	278
AT&T Inc.	2.375%	11/27/18	950	962
AT&T Inc.	5.800%	2/15/19	325	368
AT&T Inc.	2.300%	3/11/19	625	630
AT&T Inc.	4.450%	5/15/21	485	531
AT&T Inc.	3.875%	8/15/21	3,615	3,824
AT&T Inc.	3.000%	2/15/22	600	603
AT&T Inc.	2.625%	12/1/22	875	852
AT&T Inc.	3.900%	3/11/24	450	471
AT&T Inc.	6.450%	6/15/34	945	1,171
AT&T Inc.	6.500%	9/1/37	448	546
AT&T Inc.	6.300%	1/15/38	885	1,056
AT&T Inc.	6.400%	5/15/38	550	666
AT&T Inc.	6.550%	2/15/39	760	937
AT&T Inc.	5.350%	9/1/40	1,755	1,916
AT&T Inc.	5.550%	8/15/41	210	234
AT&T Inc.	4.300%	12/15/42	1,773	1,688
AT&T Inc.	4.800%	6/15/44	2,000	2,039
AT&T Inc.	4.350%	6/15/45	1,306	1,241
AT&T Mobility LLC	7.125%	12/15/31	400	536
Bellsouth Capital Funding Corp.	7.875%	2/15/30	328	444
BellSouth Corp.	6.875%	10/15/31	231	282
BellSouth Corp.	6.550%	6/15/34	261	308
BellSouth Corp.	6.000%	11/15/34	119	132
BellSouth Telecommunications LLC	6.375%	6/1/28	790	916
British Telecommunications plc	1.250%	2/14/17	150	150
British Telecommunications plc	5.950%	1/15/18	1,440	1,610
British Telecommunications plc	2.350%	2/14/19	200	203
British Telecommunications plc	9.625%	12/15/30	1,700	2,798
CBS Corp.	2.300%	8/15/19	350	350
CBS Corp.	5.750%	4/15/20	360	414
CBS Corp.	4.300%	2/15/21	550	594
CBS Corp.	3.375%	3/1/22	725	738
CBS Corp.	7.875%	7/30/30	300	416
CBS Corp.	5.500%	5/15/33	200	223
CBS Corp.	4.850%	7/1/42	225	237
CBS Corp.	4.900%	8/15/44	750	794
CBS Corp.	4.600%	1/15/45	450	457
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,000	1,011
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,610
Comcast Cable Communications LLC	8.875%	5/1/17	850	984
Comcast Corp.	5.700%	5/15/18	1,475	1,663
Comcast Corp.	5.700%	7/1/19	3,305	3,823
Comcast Corp.	3.125%	7/15/22	100	104
Comcast Corp.	2.850%	1/15/23	900	914
Comcast Corp.	3.600%	3/1/24	225	241
Comcast Corp.	4.250%	1/15/33	2,450	2,638
Comcast Corp.	7.050%	3/15/33	1,000	1,407
Comcast Corp.	5.650%	6/15/35	200	248
Comcast Corp.	6.500%	11/15/35	1,075	1,461
Comcast Corp.	6.450%	3/15/37	900	1,217
Comcast Corp.	6.950%	8/15/37	1,220	1,733
Comcast Corp.	6.400%	5/15/38	600	811
Comcast Corp.	4.650%	7/15/42	2,410	2,696
Comcast Corp.	4.500%	1/15/43	225	247
COX Communications Inc.	5.500%	10/1/15	600	614

Deutsche Telekom International Finance BV	6.750%	8/20/18	325	378
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,188
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	4,187
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	1,880	2,166
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	1,150	1,297
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	425	463
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	925	1,029
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	1,075	1,150
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	2,225	2,292
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	275	325
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,225	1,445
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,075	1,124
Discovery Communications LLC	5.050%	6/1/20	1,150	1,281
Discovery Communications LLC	4.375%	6/15/21	205	221
Discovery Communications LLC	3.300%	5/15/22	125	126
Discovery Communications LLC	3.250%	4/1/23	500	498
Discovery Communications LLC	3.450%	3/15/25	1,450	1,449
Discovery Communications LLC	4.950%	5/15/42	225	237
Discovery Communications LLC	4.875%	4/1/43	175	183
Embarq Corp.	7.082%	6/1/16	425	451
Embarq Corp.	7.995%	6/1/36	855	1,020
Graham Holdings Co.	7.250%	2/1/19	150	170
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,561
Grupo Televisa SAB	6.625%	3/18/25	450	562
Grupo Televisa SAB	6.625%	1/15/40	500	620
GTE Corp.	6.940%	4/15/28	325	416
Historic TW Inc.	6.625%	5/15/29	200	257
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	1,030
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	875
Koninklijke KPN NV	8.375%	10/1/30	600	865
McGraw Hill Financial Inc.	5.900%	11/15/17	150	165
McGraw Hill Financial Inc.	6.550%	11/15/37	350	393
Moody's Corp.	2.750%	7/15/19	400	409
Moody's Corp.	4.500%	9/1/22	1,800	1,957
Moody's Corp.	5.250%	7/15/44	275	313
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,395
NBCUniversal Media LLC	5.150%	4/30/20	925	1,062
NBCUniversal Media LLC	4.375%	4/1/21	205	228
NBCUniversal Media LLC	6.400%	4/30/40	350	475
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,402
NBCUniversal Media LLC	4.450%	1/15/43	100	109
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	233
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100
Omnicom Group Inc.	5.900%	4/15/16	50	52
Omnicom Group Inc.	6.250%	7/15/19	675	786
Omnicom Group Inc.	4.450%	8/15/20	500	550
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,154
Omnicom Group Inc.	3.650%	11/1/24	900	933
Orange SA	2.750%	9/14/16	820	839

Orange SA	2.750%	2/6/19	900	929
Orange SA	5.375%	7/8/19	1,025	1,165
Orange SA	4.125%	9/14/21	902	988
Orange SA	9.000%	3/1/31	1,735	2,659
Orange SA	5.375%	1/13/42	25	29
Orange SA	5.500%	2/6/44	575	687
Pacific Bell Telephone Co.	7.125%	3/15/26	200	254
Qwest Corp.	6.500%	6/1/17	275	302
Qwest Corp.	6.750%	12/1/21	410	471
Qwest Corp.	7.250%	9/15/25	175	204
Qwest Corp.	6.875%	9/15/33	375	376
Qwest Corp.	7.125%	11/15/43	550	567
Reed Elsevier Capital Inc.	8.625%	1/15/19	259	318
Reed Elsevier Capital Inc.	3.125%	10/15/22	705	708
Rogers Communications Inc.	6.800%	8/15/18	950	1,102
Rogers Communications Inc.	3.000%	3/15/23	230	229
Rogers Communications Inc.	4.100%	10/1/23	225	240
Rogers Communications Inc.	4.500%	3/15/43	250	257
Rogers Communications Inc.	5.000%	3/15/44	1,375	1,509
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	504
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	258
Telefonica Emisiones SAU	6.421%	6/20/16	475	505
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,067
Telefonica Emisiones SAU	5.877%	7/15/19	1,910	2,204
Telefonica Emisiones SAU	5.134%	4/27/20	705	794
Telefonica Emisiones SAU	5.462%	2/16/21	350	399
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,097
Telefonica Emisiones SAU	7.045%	6/20/36	1,985	2,714
Telefonica Europe BV	8.250%	9/15/30	750	1,090
Thomson Reuters Corp.	1.300%	2/23/17	450	450
Thomson Reuters Corp.	6.500%	7/15/18	50	57
Thomson Reuters Corp.	4.700%	10/15/19	125	138
Thomson Reuters Corp.	4.300%	11/23/23	600	645
Thomson Reuters Corp.	5.500%	8/15/35	350	405
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,732
Thomson Reuters Corp.	5.650%	11/23/43	625	741
Time Warner Cable Inc.	5.850%	5/1/17	825	898
Time Warner Cable Inc.	6.750%	7/1/18	475	547
Time Warner Cable Inc.	8.750%	2/14/19	1,250	1,543
Time Warner Cable Inc.	8.250%	4/1/19	700	856
Time Warner Cable Inc.	5.000%	2/1/20	2,695	3,005
Time Warner Cable Inc.	4.125%	2/15/21	500	536
Time Warner Cable Inc.	4.000%	9/1/21	850	908
Time Warner Cable Inc.	6.550%	5/1/37	550	687
Time Warner Cable Inc.	7.300%	7/1/38	1,000	1,341
Time Warner Cable Inc.	6.750%	6/15/39	1,600	2,058
Time Warner Cable Inc.	5.875%	11/15/40	600	715
Time Warner Cable Inc.	5.500%	9/1/41	750	859
Time Warner Cable Inc.	4.500%	9/15/42	475	487
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,333
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,076
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	293
Time Warner Inc.	3.150%	7/15/15	860	866
Time Warner Inc.	2.100%	6/1/19	550	553
Time Warner Inc.	4.875%	3/15/20	1,240	1,391
Time Warner Inc.	4.700%	1/15/21	700	777
Time Warner Inc.	4.750%	3/29/21	600	669
Time Warner Inc.	4.000%	1/15/22	205	219

Time Warner Inc.	4.050%	12/15/23	75	80
Time Warner Inc.	3.550%	6/1/24	525	543
Time Warner Inc.	7.625%	4/15/31	835	1,170
Time Warner Inc.	7.700%	5/1/32	1,840	2,617
Time Warner Inc.	6.200%	3/15/40	150	191
Time Warner Inc.	6.100%	7/15/40	825	1,042
Time Warner Inc.	6.250%	3/29/41	325	419
Time Warner Inc.	5.375%	10/15/41	205	240
Time Warner Inc.	4.900%	6/15/42	250	277
Time Warner Inc.	5.350%	12/15/43	125	146
Time Warner Inc.	4.650%	6/1/44	525	569
Verizon Communications Inc.	2.500%	9/15/16	792	809
Verizon Communications Inc.	2.000%	11/1/16	2,825	2,867
Verizon Communications Inc.	1.350%	6/9/17	2,500	2,499
Verizon Communications Inc.	1.100%	11/1/17	200	199
Verizon Communications Inc.	5.500%	2/15/18	925	1,027
Verizon Communications Inc.	6.100%	4/15/18	155	175
Verizon Communications Inc.	3.650%	9/14/18	2,630	2,794
Verizon Communications Inc.	6.350%	4/1/19	1,000	1,164
Verizon Communications Inc.	2.625%	2/21/20	1,223	1,241
Verizon Communications Inc.	4.500%	9/15/20	1,505	1,657
Verizon Communications Inc.	3.450%	3/15/21	300	313
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,596
Verizon Communications Inc.	3.000%	11/1/21	850	868
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,087
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,869
Verizon Communications Inc.	5.150%	9/15/23	5,515	6,322
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,390
Verizon Communications Inc.	3.500%	11/1/24	1,000	1,018
Verizon Communications Inc.	7.750%	12/1/30	785	1,111
Verizon Communications Inc.	6.400%	9/15/33	1,538	1,924
Verizon Communications Inc.	5.050%	3/15/34	675	733
Verizon Communications Inc.	4.400%	11/1/34	1,125	1,136
Verizon Communications Inc.	5.850%	9/15/35	500	591
8 Verizon Communications Inc.	4.272%	1/15/36	2,969	2,947
Verizon Communications Inc.	6.250%	4/1/37	775	952
Verizon Communications Inc.	6.400%	2/15/38	835	1,041
Verizon Communications Inc.	6.900%	4/15/38	225	297
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,642
Verizon Communications Inc.	6.000%	4/1/41	445	535
Verizon Communications Inc.	4.750%	11/1/41	625	645
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,138
Verizon Communications Inc.	6.550%	9/15/43	3,698	4,781
Verizon Communications Inc.	4.862%	8/21/46	2,267	2,362
8 Verizon Communications Inc.	4.522%	9/15/48	2,291	2,269
Verizon Communications Inc.	5.012%	8/21/54	3,638	3,775
8 Verizon Communications Inc.	4.672%	3/15/55	4,302	4,184
Verizon Maryland LLC	5.125%	6/15/33	1,000	1,066
Verizon New England Inc.	7.875%	11/15/29	250	327
Verizon New York Inc.	7.375%	4/1/32	500	624
Viacom Inc.	2.500%	12/15/16	250	256
Viacom Inc.	3.500%	4/1/17	540	563
Viacom Inc.	2.500%	9/1/18	175	178
Viacom Inc.	2.200%	4/1/19	625	624
Viacom Inc.	5.625%	9/15/19	850	960
Viacom Inc.	2.750%	12/15/19	825	838
Viacom Inc.	4.500%	3/1/21	245	266
Viacom Inc.	3.875%	12/15/21	275	288

Viacom Inc.	3.125%	6/15/22	75	75
Viacom Inc.	4.250%	9/1/23	175	185
Viacom Inc.	3.875%	4/1/24	625	641
Viacom Inc.	4.850%	12/15/34	375	387
Viacom Inc.	6.875%	4/30/36	915	1,135
Viacom Inc.	4.375%	3/15/43	212	198
Viacom Inc.	5.850%	9/1/43	1,075	1,206
Viacom Inc.	5.250%	4/1/44	650	694
Vodafone Group plc	5.625%	2/27/17	2,060	2,226
Vodafone Group plc	1.625%	3/20/17	625	629
Vodafone Group plc	1.250%	9/26/17	1,350	1,342
Vodafone Group plc	1.500%	2/19/18	1,450	1,448
Vodafone Group plc	4.625%	7/15/18	125	136
Vodafone Group plc	5.450%	6/10/19	775	880
Vodafone Group plc	2.500%	9/26/22	200	193
Vodafone Group plc	2.950%	2/19/23	545	536
Vodafone Group plc	7.875%	2/15/30	425	583
Vodafone Group plc	6.250%	11/30/32	350	428
Vodafone Group plc	6.150%	2/27/37	755	919
Vodafone Group plc	4.375%	2/19/43	675	663
Walt Disney Co.	1.350%	8/16/16	165	167
Walt Disney Co.	5.625%	9/15/16	500	537
Walt Disney Co.	0.875%	5/30/17	700	700
Walt Disney Co.	1.100%	12/1/17	850	851
Walt Disney Co.	1.850%	5/30/19	725	732
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	4.375%	8/16/41	225	258
Walt Disney Co.	4.125%	12/1/41	350	382
Walt Disney Co.	3.700%	12/1/42	450	461
Walt Disney Co.	4.125%	6/1/44	900	994
WPP Finance 2010	4.750%	11/21/21	221	249
WPP Finance 2010	3.750%	9/19/24	525	547
WPP Finance 2010	5.125%	9/7/42	1,050	1,160

Consumer Cyclical (0.7%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	188
Advance Auto Parts Inc.	4.500%	12/1/23	400	429
8 Alibaba Group Holding Ltd.	1.625%	11/28/17	1,025	1,027
8 Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,322
8 Alibaba Group Holding Ltd.	3.125%	11/28/21	300	300
8 Alibaba Group Holding Ltd.	3.600%	11/28/24	1,400	1,407
8 Alibaba Group Holding Ltd.	4.500%	11/28/34	300	307
Amazon.com Inc.	1.200%	11/29/17	650	650
Amazon.com Inc.	2.600%	12/5/19	1,650	1,689
Amazon.com Inc.	3.300%	12/5/21	750	779
Amazon.com Inc.	2.500%	11/29/22	475	466
Amazon.com Inc.	3.800%	12/5/24	400	421
Amazon.com Inc.	4.800%	12/5/34	750	821
Amazon.com Inc.	4.950%	12/5/44	1,000	1,096
American Honda Finance Corp.	1.125%	10/7/16	600	604
American Honda Finance Corp.	1.200%	7/14/17	300	301
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,712
American Honda Finance Corp.	2.125%	10/10/18	450	458
American Honda Finance Corp.	2.250%	8/15/19	800	813
AutoNation Inc.	6.750%	4/15/18	250	281
AutoZone Inc.	1.300%	1/13/17	350	352
AutoZone Inc.	7.125%	8/1/18	750	874
AutoZone Inc.	3.700%	4/15/22	2,100	2,192

AutoZone Inc.	3.125%	7/15/23	275	274
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	104
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	189
Bed Bath & Beyond Inc.	5.165%	8/1/44	425	468
BorgWarner Inc.	4.625%	9/15/20	50	55
BorgWarner Inc.	3.375%	3/15/25	250	257
BorgWarner Inc.	4.375%	3/15/45	250	259
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	1,600	1,600
Carnival Corp.	1.200%	2/5/16	275	275
Carnival Corp.	3.950%	10/15/20	200	212
Coach Inc.	4.250%	4/1/25	350	355
Costco Wholesale Corp.	5.500%	3/15/17	875	955
Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,826
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Cummins Inc.	3.650%	10/1/23	350	376
Cummins Inc.	4.875%	10/1/43	400	475
CVS Health Corp.	3.250%	5/18/15	705	707
CVS Health Corp.	1.200%	12/5/16	150	151
CVS Health Corp.	5.750%	6/1/17	307	337
CVS Health Corp.	2.250%	12/5/18	375	383
CVS Health Corp.	4.750%	5/18/20	625	703
CVS Health Corp.	2.750%	12/1/22	975	980
CVS Health Corp.	4.000%	12/5/23	660	715
CVS Health Corp.	5.750%	5/15/41	1,255	1,600
CVS Health Corp.	5.300%	12/5/43	425	518
8 Daimler Finance North America LLC	2.625%	9/15/16	225	230
Daimler Finance North America LLC	8.500%	1/18/31	905	1,433
Darden Restaurants Inc.	6.450%	10/15/17	150	166
Delphi Corp.	5.000%	2/15/23	450	483
Dollar General Corp.	3.250%	4/15/23	950	924
eBay Inc.	1.350%	7/15/17	625	625
eBay Inc.	2.200%	8/1/19	1,100	1,103
eBay Inc.	3.250%	10/15/20	125	129
eBay Inc.	2.875%	8/1/21	450	451
eBay Inc.	2.600%	7/15/22	950	908
eBay Inc.	3.450%	8/1/24	600	592
eBay Inc.	4.000%	7/15/42	75	65
Expedia Inc.	5.950%	8/15/20	1,750	1,972
Family Dollar Stores Inc.	5.000%	2/1/21	125	131
Ford Motor Co.	6.625%	10/1/28	575	736
Ford Motor Co.	6.375%	2/1/29	275	339
Ford Motor Co.	7.450%	7/16/31	1,075	1,480
Ford Motor Co.	4.750%	1/15/43	1,200	1,306
Ford Motor Co.	7.400%	11/1/46	300	447
Ford Motor Credit Co. LLC	4.207%	4/15/16	3,550	3,657
Ford Motor Credit Co. LLC	1.700%	5/9/16	225	226
Ford Motor Credit Co. LLC	3.984%	6/15/16	200	206
Ford Motor Credit Co. LLC	8.000%	12/15/16	300	332
Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,733
Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,250
Ford Motor Credit Co. LLC	1.724%	12/6/17	600	599
Ford Motor Credit Co. LLC	2.145%	1/9/18	2,000	2,022
Ford Motor Credit Co. LLC	2.375%	1/16/18	163	166
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,645
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	402
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	759
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	968

Ford Motor Credit Co. LLC	2.459%	3/27/20	200	200
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	523
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	852
Ford Motor Credit Co. LLC	3.219%	1/9/22	1,100	1,121
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,152
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	919
Gap Inc.	5.950%	4/12/21	2,550	2,912
Home Depot Inc.	2.250%	9/10/18	1,925	1,987
Home Depot Inc.	4.400%	4/1/21	600	675
Home Depot Inc.	2.700%	4/1/23	600	610
Home Depot Inc.	3.750%	2/15/24	900	980
Home Depot Inc.	5.875%	12/16/36	2,045	2,705
Home Depot Inc.	5.950%	4/1/41	375	499
Home Depot Inc.	4.200%	4/1/43	1,250	1,361
Home Depot Inc.	4.875%	2/15/44	1,250	1,495
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,274
Host Hotels & Resorts LP	3.750%	10/15/23	240	243
Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,565
Johnson Controls Inc.	2.600%	12/1/16	150	154
Johnson Controls Inc.	5.000%	3/30/20	200	223
Johnson Controls Inc.	4.250%	3/1/21	745	808
Johnson Controls Inc.	3.750%	12/1/21	175	184
Johnson Controls Inc.	3.625%	7/2/24	300	311
Johnson Controls Inc.	6.000%	1/15/36	125	155
Johnson Controls Inc.	5.700%	3/1/41	205	250
Johnson Controls Inc.	5.250%	12/1/41	100	114
Johnson Controls Inc.	4.625%	7/2/44	200	215
Johnson Controls Inc.	4.950%	7/2/64	325	349
Kohl's Corp.	6.250%	12/15/17	200	223
Kohl's Corp.	4.000%	11/1/21	845	899
Kohl's Corp.	6.000%	1/15/33	225	259
Kohl's Corp.	6.875%	12/15/37	100	130
Lowe's Cos. Inc.	1.625%	4/15/17	925	939
Lowe's Cos. Inc.	6.100%	9/15/17	200	225
Lowe's Cos. Inc.	4.625%	4/15/20	445	495
Lowe's Cos. Inc.	3.750%	4/15/21	205	222
Lowe's Cos. Inc.	3.800%	11/15/21	250	272
Lowe's Cos. Inc.	3.120%	4/15/22	450	469
Lowe's Cos. Inc.	3.875%	9/15/23	300	327
Lowe's Cos. Inc.	3.125%	9/15/24	300	309
Lowe's Cos. Inc.	6.875%	2/15/28	367	497
Lowe's Cos. Inc.	5.800%	4/15/40	1,080	1,398
Lowe's Cos. Inc.	5.125%	11/15/41	100	121
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,372
Lowe's Cos. Inc.	5.000%	9/15/43	100	120
Lowe's Cos. Inc.	4.250%	9/15/44	325	352
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	258
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,129
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	160
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	618
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	845
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	360
Macy's Retail Holdings Inc.	5.125%	1/15/42	825	924
Magna International Inc.	3.625%	6/15/24	450	465
Marriott International Inc.	6.200%	6/15/16	150	159
Marriott International Inc.	6.375%	6/15/17	50	55
Marriott International Inc.	3.000%	3/1/19	125	129
Marriott International Inc.	3.375%	10/15/20	850	889

Marriott International Inc.	3.125%	10/15/21	350	360
MasterCard Inc.	2.000%	4/1/19	250	255
MasterCard Inc.	3.375%	4/1/24	625	657
McDonald's Corp.	5.300%	3/15/17	400	432
McDonald's Corp.	5.800%	10/15/17	550	614
McDonald's Corp.	5.350%	3/1/18	880	980
McDonald's Corp.	1.875%	5/29/19	250	253
McDonald's Corp.	2.625%	1/15/22	410	416
McDonald's Corp.	3.250%	6/10/24	1,200	1,247
McDonald's Corp.	6.300%	3/1/38	300	396
McDonald's Corp.	5.700%	2/1/39	25	31
McDonald's Corp.	3.700%	2/15/42	1,225	1,213
McDonald's Corp.	3.625%	5/1/43	275	270
Metropolitan Museum of Art	3.400%	7/1/45	225	219
NIKE Inc.	2.250%	5/1/23	50	50
NIKE Inc.	3.625%	5/1/43	125	125
Nordstrom Inc.	4.750%	5/1/20	600	676
Nordstrom Inc.	4.000%	10/15/21	585	636
Nordstrom Inc.	6.950%	3/15/28	200	266
Nordstrom Inc.	5.000%	1/15/44	197	227
NVR Inc.	3.950%	9/15/22	400	419
O'Reilly Automotive Inc.	4.875%	1/14/21	50	56
O'Reilly Automotive Inc.	4.625%	9/15/21	550	608
O'Reilly Automotive Inc.	3.800%	9/1/22	25	26
O'Reilly Automotive Inc.	3.850%	6/15/23	150	157
PACCAR Financial Corp.	1.150%	8/16/16	625	630
PACCAR Financial Corp.	1.600%	3/15/17	400	405
PACCAR Financial Corp.	1.400%	11/17/17	275	277
PACCAR Financial Corp.	1.450%	3/9/18	250	251
PACCAR Financial Corp.	2.200%	9/15/19	150	153
QVC Inc.	3.125%	4/1/19	525	529
QVC Inc.	5.125%	7/2/22	25	27
QVC Inc.	4.375%	3/15/23	75	76
QVC Inc.	4.850%	4/1/24	525	545
QVC Inc.	5.950%	3/15/43	325	333
Ralph Lauren Corp.	2.125%	9/26/18	200	203
Ross Stores Inc.	3.375%	9/15/24	150	154
Signet UK Finance plc	4.700%	6/15/24	250	256
Staples Inc.	4.375%	1/12/23	300	299
Starbucks Corp.	0.875%	12/5/16	25	25
Starbucks Corp.	3.850%	10/1/23	800	874
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	250	248
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	175	182
Target Corp.	5.375%	5/1/17	200	218
Target Corp.	6.000%	1/15/18	495	559
Target Corp.	2.300%	6/26/19	1,550	1,587
Target Corp.	3.875%	7/15/20	145	159
Target Corp.	2.900%	1/15/22	900	927
Target Corp.	3.500%	7/1/24	925	981
Target Corp.	6.350%	11/1/32	450	598
Target Corp.	6.500%	10/15/37	750	1,044
Target Corp.	7.000%	1/15/38	500	729
Target Corp.	4.000%	7/1/42	500	530
8 Tiffany & Co.	3.800%	10/1/24	125	127
8 Tiffany & Co.	4.900%	10/1/44	175	180
TJX Cos. Inc.	6.950%	4/15/19	175	209
TJX Cos. Inc.	2.500%	5/15/23	2,100	2,068
Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,477

Toyota Motor Credit Corp.	2.050%	1/12/17	950	970
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,455
Toyota Motor Credit Corp.	1.375%	1/10/18	825	827
Toyota Motor Credit Corp.	1.450%	1/12/18	300	301
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,144
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,017
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,014
Toyota Motor Credit Corp.	2.150%	3/12/20	1,500	1,514
Toyota Motor Credit Corp.	4.250%	1/11/21	300	333
Toyota Motor Credit Corp.	2.750%	5/17/21	500	516
Toyota Motor Credit Corp.	3.400%	9/15/21	305	325
Toyota Motor Credit Corp.	3.300%	1/12/22	650	689
Toyota Motor Credit Corp.	2.625%	1/10/23	550	554
VF Corp.	5.950%	11/1/17	250	280
VF Corp.	3.500%	9/1/21	380	410
VF Corp.	6.450%	11/1/37	150	207
Wal-Mart Stores Inc.	0.600%	4/11/16	425	426
Wal-Mart Stores Inc.	5.375%	4/5/17	200	218
Wal-Mart Stores Inc.	5.800%	2/15/18	655	741
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,229
Wal-Mart Stores Inc.	1.950%	12/15/18	750	768
Wal-Mart Stores Inc.	3.625%	7/8/20	50	54
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,216
Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,808
Wal-Mart Stores Inc.	2.550%	4/11/23	575	578
Wal-Mart Stores Inc.	3.300%	4/22/24	1,425	1,505
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,085
Wal-Mart Stores Inc.	5.250%	9/1/35	455	562
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,341
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,087
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,275
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,653
Wal-Mart Stores Inc.	4.000%	4/11/43	575	606
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,903
Wal-Mart Stores Inc.	4.300%	4/22/44	1,200	1,344
Walgreen Co.	1.800%	9/15/17	625	632
Walgreen Co.	5.250%	1/15/19	830	929
Walgreen Co.	4.400%	9/15/42	300	306
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	807
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	614
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,350	1,392
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,058
Walgreens Boots Alliance Inc.	4.500%	11/18/34	500	528
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,075	1,161
Western Union Co.	5.930%	10/1/16	400	426
Western Union Co.	6.200%	11/17/36	325	341
Wyndham Worldwide Corp.	2.950%	3/1/17	425	434
Wyndham Worldwide Corp.	2.500%	3/1/18	250	252
Wyndham Worldwide Corp.	4.250%	3/1/22	500	520
Wyndham Worldwide Corp.	3.900%	3/1/23	175	179
Yum! Brands Inc.	5.300%	9/15/19	479	534
Yum! Brands Inc.	6.875%	11/15/37	500	656
Yum! Brands Inc.	5.350%	11/1/43	175	194

Consumer Noncyclical (1.5%)
Abbott Laboratories	5.125%	4/1/19	996	1,122
Abbott Laboratories	2.000%	3/15/20	750	753
Abbott Laboratories	2.550%	3/15/22	500	502

Abbott Laboratories	2.950%	3/15/25	1,000	1,012
Abbott Laboratories	6.150%	11/30/37	550	752
Abbott Laboratories	6.000%	4/1/39	200	267
Abbott Laboratories	5.300%	5/27/40	145	184
AbbVie Inc.	1.750%	11/6/17	2,525	2,534
AbbVie Inc.	2.000%	11/6/18	900	904
AbbVie Inc.	2.900%	11/6/22	2,850	2,821
AbbVie Inc.	4.400%	11/6/42	1,225	1,267
Actavis Funding SCS	1.850%	3/1/17	800	806
Actavis Funding SCS	1.300%	6/15/17	1,200	1,193
Actavis Funding SCS	2.350%	3/12/18	1,600	1,620
Actavis Funding SCS	3.000%	3/12/20	1,435	1,464
Actavis Funding SCS	3.450%	3/15/22	1,957	1,996
Actavis Funding SCS	3.850%	6/15/24	550	568
Actavis Funding SCS	3.800%	3/15/25	1,967	2,027
Actavis Funding SCS	4.550%	3/15/35	1,450	1,514
Actavis Funding SCS	4.850%	6/15/44	1,995	2,128
Actavis Funding SCS	4.750%	3/15/45	775	821
Actavis Inc.	1.875%	10/1/17	250	251
Actavis Inc.	3.250%	10/1/22	1,950	1,946
Actavis Inc.	4.625%	10/1/42	625	642
Agilent Technologies Inc.	5.000%	7/15/20	600	654
Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,283
Allergan Inc.	5.750%	4/1/16	125	131
Allergan Inc.	1.350%	3/15/18	175	173
Allergan Inc.	2.800%	3/15/23	225	216
Altria Group Inc.	9.250%	8/6/19	613	786
Altria Group Inc.	2.625%	1/14/20	2,200	2,235
Altria Group Inc.	4.750%	5/5/21	675	753
Altria Group Inc.	4.000%	1/31/24	100	107
Altria Group Inc.	9.950%	11/10/38	869	1,494
Altria Group Inc.	10.200%	2/6/39	768	1,358
Altria Group Inc.	4.500%	5/2/43	375	389
Altria Group Inc.	5.375%	1/31/44	775	902
AmerisourceBergen Corp.	1.150%	5/15/17	200	199
AmerisourceBergen Corp.	3.500%	11/15/21	850	899
AmerisourceBergen Corp.	3.400%	5/15/24	300	308
AmerisourceBergen Corp.	3.250%	3/1/25	875	886
AmerisourceBergen Corp.	4.250%	3/1/45	400	420
Amgen Inc.	2.300%	6/15/16	1,880	1,909
Amgen Inc.	2.500%	11/15/16	390	400
Amgen Inc.	2.125%	5/15/17	1,375	1,400
Amgen Inc.	1.250%	5/22/17	700	700
Amgen Inc.	5.850%	6/1/17	125	137
Amgen Inc.	5.700%	2/1/19	780	891
Amgen Inc.	2.200%	5/22/19	1,600	1,621
Amgen Inc.	3.450%	10/1/20	275	289
Amgen Inc.	4.100%	6/15/21	610	661
Amgen Inc.	3.875%	11/15/21	840	903
Amgen Inc.	3.625%	5/15/22	625	659
Amgen Inc.	3.625%	5/22/24	1,000	1,049
Amgen Inc.	6.375%	6/1/37	400	517
Amgen Inc.	6.900%	6/1/38	625	863
Amgen Inc.	6.400%	2/1/39	700	907
Amgen Inc.	5.750%	3/15/40	69	84
Amgen Inc.	4.950%	10/1/41	100	112
Amgen Inc.	5.150%	11/15/41	1,236	1,413
Amgen Inc.	5.650%	6/15/42	685	839

Amgen Inc.	5.375%	5/15/43	1,000	1,191
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	278
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,232
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	142	143
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,831
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	492
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	950	1,005
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,019
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	550	609
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,867	1,879
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,653
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	455
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,114
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,582
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	167
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,152
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	328
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	728
Archer-Daniels-Midland Co.	5.450%	3/15/18	150	168
Archer-Daniels-Midland Co.	4.479%	3/1/21	855	959
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	452
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	278
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	760
Archer-Daniels-Midland Co.	4.016%	4/16/43	250	259
5 Ascension Health	4.847%	11/15/53	625	730
AstraZeneca plc	5.900%	9/15/17	285	317
AstraZeneca plc	1.950%	9/18/19	625	629
AstraZeneca plc	6.450%	9/15/37	2,205	3,000
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	100	110
Baxter International Inc.	5.900%	9/1/16	150	160
Baxter International Inc.	1.850%	1/15/17	150	152
Baxter International Inc.	2.400%	8/15/22	200	193
Baxter International Inc.	6.250%	12/1/37	350	470
Baxter International Inc.	3.650%	8/15/42	750	719
Beam Suntory Inc.	1.750%	6/15/18	350	351
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	50
Becton Dickinson & Co.	1.750%	11/8/16	60	61
Becton Dickinson & Co.	1.800%	12/15/17	1,400	1,412
Becton Dickinson & Co.	5.000%	5/15/19	50	56
Becton Dickinson & Co.	2.675%	12/15/19	775	793
Becton Dickinson & Co.	3.250%	11/12/20	875	910
Becton Dickinson & Co.	3.125%	11/8/21	440	452
Becton Dickinson & Co.	3.734%	12/15/24	900	943
Becton Dickinson & Co.	4.685%	12/15/44	750	816
Boston Scientific Corp.	6.400%	6/15/16	250	265
Boston Scientific Corp.	2.650%	10/1/18	1,750	1,769
Boston Scientific Corp.	6.000%	1/15/20	1,225	1,414
Boston Scientific Corp.	4.125%	10/1/23	125	132
Boston Scientific Corp.	7.000%	11/15/35	75	97
Boston Scientific Corp.	7.375%	1/15/40	150	202
Bottling Group LLC	5.500%	4/1/16	1,275	1,337
Bottling Group LLC	5.125%	1/15/19	525	591
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	176
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,075	1,038
Bristol-Myers Squibb Co.	3.250%	11/1/23	250	263
Bristol-Myers Squibb Co.	6.800%	11/15/26	200	270

Bristol-Myers Squibb Co.	5.875%	11/15/36	642	835
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	221
Bristol-Myers Squibb Co.	3.250%	8/1/42	225	210
Bristol-Myers Squibb Co.	4.500%	3/1/44	425	484
Brown-Forman Corp.	1.000%	1/15/18	350	347
Brown-Forman Corp.	2.250%	1/15/23	100	97
Brown-Forman Corp.	3.750%	1/15/43	150	150
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	257
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	955
Campbell Soup Co.	3.050%	7/15/17	50	52
Campbell Soup Co.	4.250%	4/15/21	250	274
Campbell Soup Co.	3.300%	3/19/25	700	711
Campbell Soup Co.	3.800%	8/2/42	200	187
Cardinal Health Inc.	1.700%	3/15/18	250	251
Cardinal Health Inc.	4.625%	12/15/20	515	575
Cardinal Health Inc.	3.200%	3/15/23	325	333
Cardinal Health Inc.	4.600%	3/15/43	175	187
CareFusion Corp.	6.375%	8/1/19	240	281
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	201
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	651
Celgene Corp.	1.900%	8/15/17	250	253
Celgene Corp.	2.300%	8/15/18	600	608
Celgene Corp.	2.250%	5/15/19	450	454
Celgene Corp.	3.950%	10/15/20	50	54
Celgene Corp.	3.250%	8/15/22	500	511
Celgene Corp.	4.000%	8/15/23	400	432
Celgene Corp.	3.625%	5/15/24	500	519
Celgene Corp.	5.700%	10/15/40	75	91
Celgene Corp.	5.250%	8/15/43	250	290
Celgene Corp.	4.625%	5/15/44	650	692
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	159
Church & Dwight Co. Inc.	2.450%	12/15/19	400	407
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	1,200	1,267
Clorox Co.	3.550%	11/1/15	325	330
Clorox Co.	3.800%	11/15/21	175	189
Clorox Co.	3.500%	12/15/24	600	611
Coca-Cola Co.	1.800%	9/1/16	500	509
Coca-Cola Co.	1.150%	4/1/18	732	732
Coca-Cola Co.	1.650%	11/1/18	425	430
Coca-Cola Co.	2.450%	11/1/20	800	823
Coca-Cola Co.	3.150%	11/15/20	1,052	1,118
Coca-Cola Co.	3.300%	9/1/21	1,210	1,291
Coca-Cola Co.	3.200%	11/1/23	1,650	1,732
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	639
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,150	1,287
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,281
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,300	1,517
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	610
Colgate-Palmolive Co.	1.300%	1/15/17	525	531
Colgate-Palmolive Co.	1.750%	3/15/19	450	456
Colgate-Palmolive Co.	2.450%	11/15/21	165	170
Colgate-Palmolive Co.	1.950%	2/1/23	500	483
Colgate-Palmolive Co.	2.100%	5/1/23	275	269
Colgate-Palmolive Co.	3.250%	3/15/24	375	395
ConAgra Foods Inc.	1.900%	1/25/18	600	601
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,499
ConAgra Foods Inc.	3.200%	1/25/23	1,447	1,424
ConAgra Foods Inc.	7.125%	10/1/26	450	575

ConAgra Foods Inc.	7.000%	10/1/28	100	128
ConAgra Foods Inc.	6.625%	8/15/39	200	254
ConAgra Foods Inc.	4.650%	1/25/43	99	99
Covidien International Finance SA	6.000%	10/15/17	905	1,009
Covidien International Finance SA	3.200%	6/15/22	1,500	1,557
Covidien International Finance SA	6.550%	10/15/37	630	885
CR Bard Inc.	1.375%	1/15/18	1,825	1,819
CR Bard Inc.	4.400%	1/15/21	165	181
Delhaize Group SA	5.700%	10/1/40	1,900	2,091
DENTSPLY International Inc.	4.125%	8/15/21	275	293
Diageo Capital plc	1.500%	5/11/17	2,600	2,624
Diageo Capital plc	5.750%	10/23/17	690	767
Diageo Capital plc	4.828%	7/15/20	500	567
Diageo Capital plc	2.625%	4/29/23	2,000	1,979
Diageo Investment Corp.	2.875%	5/11/22	300	305
Diageo Investment Corp.	4.250%	5/11/42	500	529
Dignity Health	2.637%	11/1/19	200	204
Dignity Health	3.812%	11/1/24	350	369
Dignity Health	5.267%	11/1/64	200	226
Dignity Health California GO	3.125%	11/1/22	150	151
Dignity Health California GO	4.500%	11/1/42	450	472
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,066
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	495
Edwards Lifesciences Corp.	2.875%	10/15/18	125	129
Eli Lilly & Co.	5.200%	3/15/17	425	460
Eli Lilly & Co.	1.250%	3/1/18	650	652
Eli Lilly & Co.	1.950%	3/15/19	650	662
Eli Lilly & Co.	2.750%	6/1/25	400	401
Eli Lilly & Co.	5.500%	3/15/27	625	774
Eli Lilly & Co.	5.950%	11/15/37	165	220
Eli Lilly & Co.	4.650%	6/15/44	750	870
Eli Lilly & Co.	3.700%	3/1/45	600	599
Energizer Holdings Inc.	4.700%	5/19/21	150	159
Energizer Holdings Inc.	4.700%	5/24/22	400	413
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	223
Estee Lauder Cos. Inc.	3.700%	8/15/42	1,525	1,495
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,153
Express Scripts Holding Co.	4.750%	11/15/21	650	732
Express Scripts Holding Co.	3.900%	2/15/22	2,775	2,945
Express Scripts Holding Co.	6.125%	11/15/41	450	570
Flowers Foods Inc.	4.375%	4/1/22	175	188
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	319
General Mills Inc.	5.700%	2/15/17	575	623
General Mills Inc.	1.400%	10/20/17	400	401
General Mills Inc.	5.650%	2/15/19	2,100	2,388
General Mills Inc.	2.200%	10/21/19	200	202
General Mills Inc.	3.150%	12/15/21	425	440
General Mills Inc.	3.650%	2/15/24	525	551
General Mills Inc.	5.400%	6/15/40	245	293
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,420
Gilead Sciences Inc.	2.350%	2/1/20	600	616
Gilead Sciences Inc.	4.500%	4/1/21	300	337
Gilead Sciences Inc.	4.400%	12/1/21	800	894
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,599
Gilead Sciences Inc.	3.500%	2/1/25	950	1,001
Gilead Sciences Inc.	5.650%	12/1/41	600	765

Gilead Sciences Inc.	4.800%	4/1/44	1,000	1,145
Gilead Sciences Inc.	4.500%	2/1/45	750	825
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,272
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	75
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	368
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,917
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	321
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,895
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	203
Hasbro Inc.	6.300%	9/15/17	550	610
Hasbro Inc.	6.350%	3/15/40	1,000	1,188
Hasbro Inc.	5.100%	5/15/44	200	214
Hershey Co.	5.450%	9/1/16	150	160
Hershey Co.	1.500%	11/1/16	200	203
Hershey Co.	4.125%	12/1/20	215	238
Hershey Co.	2.625%	5/1/23	750	750
Hormel Foods Corp.	4.125%	4/15/21	75	83
Ingredion Inc.	3.200%	11/1/15	25	25
Ingredion Inc.	4.625%	11/1/20	50	55
Ingredion Inc.	6.625%	4/15/37	75	96
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	50
8 JM Smucker Co.	1.750%	3/15/18	225	226
8 JM Smucker Co.	2.500%	3/15/20	325	329
JM Smucker Co.	3.500%	10/15/21	130	137
8 JM Smucker Co.	3.000%	3/15/22	250	254
8 JM Smucker Co.	3.500%	3/15/25	550	564
8 JM Smucker Co.	4.250%	3/15/35	525	541
8 JM Smucker Co.	4.375%	3/15/45	350	365
Johnson & Johnson	2.150%	5/15/16	500	509
Johnson & Johnson	1.125%	11/21/17	300	301
Johnson & Johnson	5.150%	7/15/18	125	141
Johnson & Johnson	1.650%	12/5/18	275	280
Johnson & Johnson	1.875%	12/5/19	300	304
Johnson & Johnson	2.450%	12/5/21	200	208
Johnson & Johnson	6.730%	11/15/23	245	326
Johnson & Johnson	3.375%	12/5/23	650	700
Johnson & Johnson	6.950%	9/1/29	975	1,415
Johnson & Johnson	4.950%	5/15/33	550	678
Johnson & Johnson	4.375%	12/5/33	600	689
Johnson & Johnson	5.950%	8/15/37	245	339
Johnson & Johnson	5.850%	7/15/38	325	452
Johnson & Johnson	4.500%	9/1/40	219	258
Kaiser Foundation Hospitals	3.500%	4/1/22	100	103
Kaiser Foundation Hospitals	4.875%	4/1/42	400	466
Kellogg Co.	1.875%	11/17/16	1,275	1,296
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	3.250%	5/21/18	875	913
Kellogg Co.	4.150%	11/15/19	250	272
Kellogg Co.	4.000%	12/15/20	370	400
Kellogg Co.	7.450%	4/1/31	650	877
Kimberly-Clark Corp.	4.875%	8/15/15	650	660
Kimberly-Clark Corp.	6.125%	8/1/17	200	223
Kimberly-Clark Corp.	1.850%	3/1/20	1,325	1,325
Kimberly-Clark Corp.	3.625%	8/1/20	250	271
Kimberly-Clark Corp.	3.875%	3/1/21	560	619
Kimberly-Clark Corp.	2.400%	6/1/23	150	149
Kimberly-Clark Corp.	5.300%	3/1/41	1,225	1,534
Kimberly-Clark Corp.	3.700%	6/1/43	175	179

Koninklijke Philips NV	5.750%	3/11/18	750	837
Koninklijke Philips NV	3.750%	3/15/22	1,575	1,652
Koninklijke Philips NV	6.875%	3/11/38	405	546
Koninklijke Philips NV	5.000%	3/15/42	585	649
Kraft Foods Group Inc.	1.625%	6/4/15	200	200
Kraft Foods Group Inc.	2.250%	6/5/17	500	509
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,317
Kraft Foods Group Inc.	5.375%	2/10/20	78	89
Kraft Foods Group Inc.	3.500%	6/6/22	300	310
Kraft Foods Group Inc.	6.875%	1/26/39	975	1,298
Kraft Foods Group Inc.	5.000%	6/4/42	1,200	1,336
Kroger Co.	2.200%	1/15/17	525	534
Kroger Co.	6.400%	8/15/17	165	184
Kroger Co.	2.300%	1/15/19	650	660
Kroger Co.	6.150%	1/15/20	1,560	1,825
Kroger Co.	3.300%	1/15/21	700	731
Kroger Co.	2.950%	11/1/21	1,200	1,222
Kroger Co.	3.850%	8/1/23	325	346
Kroger Co.	4.000%	2/1/24	400	431
Kroger Co.	8.000%	9/15/29	750	1,057
Kroger Co.	6.900%	4/15/38	250	342
Kroger Co.	5.150%	8/1/43	350	413
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	252
Laboratory Corp. of America Holdings	3.200%	2/1/22	275	277
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	234
Laboratory Corp. of America Holdings	3.600%	2/1/25	600	602
Laboratory Corp. of America Holdings	4.700%	2/1/45	550	566
Life Technologies Corp.	6.000%	3/1/20	1,485	1,716
Life Technologies Corp.	5.000%	1/15/21	1,100	1,224
Lorillard Tobacco Co.	3.500%	8/4/16	75	77
Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,150
Lorillard Tobacco Co.	8.125%	6/23/19	450	550
Lorillard Tobacco Co.	8.125%	5/1/40	400	574
Lorillard Tobacco Co.	7.000%	8/4/41	75	98
Mattel Inc.	1.700%	3/15/18	125	124
Mattel Inc.	2.350%	5/6/19	500	498
Mattel Inc.	3.150%	3/15/23	75	75
Mattel Inc.	5.450%	11/1/41	130	140
5 Mayo Clinic	3.774%	11/15/43	750	753
5 Mayo Clinic	4.000%	11/15/47	300	316
McCormick & Co. Inc.	3.900%	7/15/21	100	110
McCormick & Co. Inc.	3.500%	9/1/23	125	134
McKesson Corp.	3.250%	3/1/16	1,175	1,199
McKesson Corp.	7.500%	2/15/19	375	450
McKesson Corp.	2.284%	3/15/19	700	707
McKesson Corp.	4.750%	3/1/21	485	541
McKesson Corp.	2.700%	12/15/22	250	248
McKesson Corp.	3.796%	3/15/24	100	105
McKesson Corp.	6.000%	3/1/41	625	801
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	693
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	479
Medco Health Solutions Inc.	7.125%	3/15/18	805	927
Medco Health Solutions Inc.	4.125%	9/15/20	410	441
8 Medtronic Inc.	1.500%	3/15/18	500	502
Medtronic Inc.	1.375%	4/1/18	1,075	1,075
8 Medtronic Inc.	2.500%	3/15/20	2,031	2,074
Medtronic Inc.	4.450%	3/15/20	175	195
Medtronic Inc.	4.125%	3/15/21	410	451

8 Medtronic Inc.	3.150%	3/15/22	1,350	1,399
Medtronic Inc.	2.750%	4/1/23	800	803
Medtronic Inc.	3.625%	3/15/24	1,650	1,752
8 Medtronic Inc.	3.500%	3/15/25	3,500	3,659
8 Medtronic Inc.	4.375%	3/15/35	1,700	1,849
Medtronic Inc.	5.550%	3/15/40	75	93
Medtronic Inc.	4.500%	3/15/42	188	207
Medtronic Inc.	4.000%	4/1/43	275	285
Medtronic Inc.	4.625%	3/15/44	293	328
8 Medtronic Inc.	4.625%	3/15/45	3,400	3,828
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	153
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	117
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	456
Merck & Co. Inc.	1.100%	1/31/18	175	175
Merck & Co. Inc.	1.850%	2/10/20	1,000	1,005
Merck & Co. Inc.	3.875%	1/15/21	625	681
Merck & Co. Inc.	2.350%	2/10/22	100	100
Merck & Co. Inc.	2.400%	9/15/22	600	599
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,892
Merck & Co. Inc.	2.750%	2/10/25	500	499
Merck & Co. Inc.	6.550%	9/15/37	260	368
Merck & Co. Inc.	3.600%	9/15/42	150	149
Merck & Co. Inc.	4.150%	5/18/43	275	294
Merck & Co. Inc.	3.700%	2/10/45	2,500	2,497
Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	657
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	198
Molson Coors Brewing Co.	2.000%	5/1/17	125	127
Molson Coors Brewing Co.	3.500%	5/1/22	75	77
Molson Coors Brewing Co.	5.000%	5/1/42	275	292
Mondelez International Inc.	6.500%	8/11/17	175	196
Mondelez International Inc.	6.125%	2/1/18	285	320
Mondelez International Inc.	2.250%	2/1/19	750	759
Mondelez International Inc.	5.375%	2/10/20	959	1,101
Mondelez International Inc.	4.000%	2/1/24	1,000	1,083
Mondelez International Inc.	6.500%	11/1/31	225	300
Mondelez International Inc.	6.500%	2/9/40	580	799
Mylan Inc.	1.800%	6/24/16	100	101
Mylan Inc.	1.350%	11/29/16	200	200
Mylan Inc.	2.600%	6/24/18	72	73
Mylan Inc.	2.550%	3/28/19	511	514
Mylan Inc.	4.200%	11/29/23	1,325	1,409
Mylan Inc.	5.400%	11/29/43	275	319
New York & Presbyterian Hospital	4.024%	8/1/45	300	302
Newell Rubbermaid Inc.	2.050%	12/1/17	775	781
Newell Rubbermaid Inc.	2.875%	12/1/19	225	229
Newell Rubbermaid Inc.	4.000%	12/1/24	225	237
Novant Health Inc.	5.850%	11/1/19	300	348
Novant Health Inc.	4.371%	11/1/43	475	496
Novartis Capital Corp.	4.400%	4/24/20	225	252
Novartis Capital Corp.	2.400%	9/21/22	3,000	3,008
Novartis Capital Corp.	4.400%	5/6/44	1,400	1,615
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,579
NYU Hospitals Center	4.784%	7/1/44	375	418
Partners Healthcare System Inc.	4.117%	7/1/55	150	148
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	200	213

PepsiAmericas Inc.	5.000%	5/15/17	450	488
PepsiCo Inc.	2.500%	5/10/16	410	419
PepsiCo Inc.	1.250%	8/13/17	500	502
PepsiCo Inc.	5.000%	6/1/18	1,075	1,198
PepsiCo Inc.	7.900%	11/1/18	1,725	2,091
PepsiCo Inc.	2.250%	1/7/19	525	539
PepsiCo Inc.	3.000%	8/25/21	1,070	1,122
PepsiCo Inc.	2.750%	3/5/22	2,725	2,778
PepsiCo Inc.	3.600%	3/1/24	600	640
PepsiCo Inc.	4.875%	11/1/40	165	192
PepsiCo Inc.	4.000%	3/5/42	691	711
PepsiCo Inc.	3.600%	8/13/42	1,000	968
PepsiCo Inc.	4.250%	10/22/44	500	533
PerkinElmer Inc.	5.000%	11/15/21	165	184
Perrigo Co. plc	2.300%	11/8/18	970	978
Perrigo Co. plc	4.000%	11/15/23	450	470
Perrigo Co. plc	5.300%	11/15/43	125	142
Perrigo Finance plc	3.900%	12/15/24	400	413
Perrigo Finance plc	4.900%	12/15/44	500	538
Pfizer Inc.	6.200%	3/15/19	2,535	2,964
Pfizer Inc.	2.100%	5/15/19	750	763
Pfizer Inc.	3.000%	6/15/23	450	461
Pfizer Inc.	3.400%	5/15/24	400	419
Pfizer Inc.	7.200%	3/15/39	410	603
Pfizer Inc.	4.300%	6/15/43	2,000	2,151
Pfizer Inc.	4.400%	5/15/44	300	329
Philip Morris International Inc.	1.625%	3/20/17	200	203
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	375	377
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,316
Philip Morris International Inc.	4.125%	5/17/21	370	409
Philip Morris International Inc.	2.625%	3/6/23	1,300	1,292
Philip Morris International Inc.	3.250%	11/10/24	875	897
Philip Morris International Inc.	6.375%	5/16/38	825	1,094
Philip Morris International Inc.	4.375%	11/15/41	2,595	2,759
Philip Morris International Inc.	4.500%	3/20/42	450	487
Philip Morris International Inc.	3.875%	8/21/42	75	74
Philip Morris International Inc.	4.125%	3/4/43	300	307
5 Procter & Gamble - Esop	9.360%	1/1/21	658	813
Procter & Gamble Co.	1.450%	8/15/16	2,800	2,834
Procter & Gamble Co.	4.700%	2/15/19	485	543
Procter & Gamble Co.	1.900%	11/1/19	275	278
Procter & Gamble Co.	6.450%	1/15/26	850	1,136
Procter & Gamble Co.	5.550%	3/5/37	980	1,301
Quest Diagnostics Inc.	2.700%	4/1/19	650	662
Quest Diagnostics Inc.	4.750%	1/30/20	300	330
Quest Diagnostics Inc.	2.500%	3/30/20	160	160
Quest Diagnostics Inc.	4.700%	4/1/21	465	513
Quest Diagnostics Inc.	4.250%	4/1/24	300	321
Quest Diagnostics Inc.	3.500%	3/30/25	225	225
Quest Diagnostics Inc.	4.700%	3/30/45	125	128
Reynolds American Inc.	6.750%	6/15/17	100	111
Reynolds American Inc.	7.750%	6/1/18	500	583
Reynolds American Inc.	3.250%	11/1/22	150	149
Reynolds American Inc.	4.850%	9/15/23	75	83
Reynolds American Inc.	4.750%	11/1/42	450	464
Reynolds American Inc.	6.150%	9/15/43	100	124
Sanofi	1.250%	4/10/18	650	650

Sanofi	4.000%	3/29/21	1,110	1,220
St. Jude Medical Inc.	3.250%	4/15/23	700	715
St. Jude Medical Inc.	4.750%	4/15/43	1,200	1,317
Stryker Corp.	2.000%	9/30/16	315	320
Stryker Corp.	4.375%	1/15/20	100	110
Stryker Corp.	3.375%	5/15/24	1,000	1,028
Stryker Corp.	4.375%	5/15/44	375	397
Sysco Corp.	1.450%	10/2/17	325	327
Sysco Corp.	5.250%	2/12/18	500	553
Sysco Corp.	2.350%	10/2/19	500	511
Sysco Corp.	3.000%	10/2/21	400	412
Sysco Corp.	3.500%	10/2/24	750	778
Sysco Corp.	4.350%	10/2/34	500	524
Sysco Corp.	5.375%	9/21/35	500	596
Sysco Corp.	4.500%	10/2/44	575	615
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	398
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	613	646
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,529
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	281
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	151
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	401
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,504
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	547
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	615
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,395
Trinity Health Corp.	4.125%	12/1/45	200	205
Tupperware Brands Corp.	4.750%	6/1/21	175	189
Tyson Foods Inc.	2.650%	8/15/19	400	410
Tyson Foods Inc.	4.500%	6/15/22	725	801
Tyson Foods Inc.	3.950%	8/15/24	500	528
Tyson Foods Inc.	4.875%	8/15/34	1,800	2,027
Tyson Foods Inc.	5.150%	8/15/44	300	350
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,195
Unilever Capital Corp.	2.200%	3/6/19	150	153
Unilever Capital Corp.	4.250%	2/10/21	805	902
Whirlpool Corp.	1.650%	11/1/17	50	50
Whirlpool Corp.	4.700%	6/1/22	1,325	1,462
Whirlpool Corp.	4.000%	3/1/24	175	185
Whirlpool Corp.	3.700%	5/1/25	400	413
Whirlpool Corp.	5.150%	3/1/43	150	171
Wyeth LLC	5.500%	2/15/16	410	427
Wyeth LLC	6.450%	2/1/24	1,705	2,158
Wyeth LLC	6.500%	2/1/34	500	677
Wyeth LLC	6.000%	2/15/36	1,225	1,620
Wyeth LLC	5.950%	4/1/37	460	589
Zeneca Wilmington Inc.	7.000%	11/15/23	200	262
Zimmer Holdings Inc.	1.450%	4/1/17	425	426
Zimmer Holdings Inc.	2.000%	4/1/18	750	755
Zimmer Holdings Inc.	4.625%	11/30/19	205	226
Zimmer Holdings Inc.	2.700%	4/1/20	775	786
Zimmer Holdings Inc.	3.375%	11/30/21	25	26
Zimmer Holdings Inc.	3.150%	4/1/22	650	656
Zimmer Holdings Inc.	3.550%	4/1/25	1,000	1,020
Zimmer Holdings Inc.	4.250%	8/15/35	500	515
Zimmer Holdings Inc.	5.750%	11/30/39	400	478
Zimmer Holdings Inc.	4.450%	8/15/45	1,000	1,036
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.250%	2/1/23	2,000	1,994

Zoetis Inc.	4.700%	2/1/43	150	156

Energy (1.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	920
Anadarko Finance Co.	7.500%	5/1/31	500	664
Anadarko Petroleum Corp.	5.950%	9/15/16	745	795
Anadarko Petroleum Corp.	6.375%	9/15/17	1,250	1,391
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,227
Anadarko Petroleum Corp.	6.950%	6/15/19	50	59
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,238
Anadarko Petroleum Corp.	7.950%	6/15/39	125	176
Anadarko Petroleum Corp.	6.200%	3/15/40	750	911
Anadarko Petroleum Corp.	4.500%	7/15/44	300	307
Apache Corp.	5.625%	1/15/17	75	81
Apache Corp.	1.750%	4/15/17	300	303
Apache Corp.	6.900%	9/15/18	500	580
Apache Corp.	3.625%	2/1/21	965	1,014
Apache Corp.	3.250%	4/15/22	862	877
Apache Corp.	6.000%	1/15/37	725	867
Apache Corp.	5.100%	9/1/40	850	908
Apache Corp.	5.250%	2/1/42	475	521
Apache Corp.	4.750%	4/15/43	900	943
Apache Finance Canada Corp.	7.750%	12/15/29	225	322
Baker Hughes Inc.	7.500%	11/15/18	425	508
Baker Hughes Inc.	6.875%	1/15/29	400	517
Baker Hughes Inc.	5.125%	9/15/40	595	677
BJ Services Co.	6.000%	6/1/18	400	452
Boardwalk Pipelines LP	5.500%	2/1/17	200	209
Boardwalk Pipelines LP	3.375%	2/1/23	325	300
Boardwalk Pipelines LP	4.950%	12/15/24	525	528
BP Capital Markets plc	1.846%	5/5/17	1,375	1,393
BP Capital Markets plc	1.375%	11/6/17	975	975
BP Capital Markets plc	1.674%	2/13/18	375	377
BP Capital Markets plc	1.375%	5/10/18	750	746
BP Capital Markets plc	2.241%	9/26/18	900	915
BP Capital Markets plc	4.750%	3/10/19	600	664
BP Capital Markets plc	2.237%	5/10/19	125	126
BP Capital Markets plc	2.315%	2/13/20	375	378
BP Capital Markets plc	4.500%	10/1/20	950	1,053
BP Capital Markets plc	4.742%	3/11/21	3,260	3,628
BP Capital Markets plc	3.561%	11/1/21	650	685
BP Capital Markets plc	3.062%	3/17/22	450	457
BP Capital Markets plc	3.245%	5/6/22	1,076	1,104
BP Capital Markets plc	2.500%	11/6/22	325	316
BP Capital Markets plc	2.750%	5/10/23	1,825	1,782
BP Capital Markets plc	3.994%	9/26/23	350	370
BP Capital Markets plc	3.814%	2/10/24	150	156
BP Capital Markets plc	3.506%	3/17/25	100	102
Buckeye Partners LP	6.050%	1/15/18	25	27
Buckeye Partners LP	2.650%	11/15/18	100	100
Buckeye Partners LP	4.875%	2/1/21	650	694
Buckeye Partners LP	5.850%	11/15/43	250	252
Buckeye Partners LP	5.600%	10/15/44	175	174
Burlington Resources Finance Co.	7.400%	12/1/31	600	855
Cameron International Corp.	3.600%	4/30/22	775	781
Cameron International Corp.	4.000%	12/15/23	2,000	2,055
Cameron International Corp.	3.700%	6/15/24	300	298
Cameron International Corp.	5.125%	12/15/43	300	297

Canadian Natural Resources Ltd.	5.700%	5/15/17	615	666
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	127
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	605
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	465
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	505
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	879
Cenovus Energy Inc.	3.000%	8/15/22	100	95
Cenovus Energy Inc.	3.800%	9/15/23	1,000	993
Cenovus Energy Inc.	6.750%	11/15/39	825	987
Cenovus Energy Inc.	4.450%	9/15/42	325	293
Cenovus Energy Inc.	5.200%	9/15/43	200	202
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	533
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	169
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	296
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	94
Chevron Corp.	0.889%	6/24/16	400	402
Chevron Corp.	1.345%	11/15/17	1,750	1,762
Chevron Corp.	1.365%	3/2/18	575	578
Chevron Corp.	1.718%	6/24/18	1,250	1,265
Chevron Corp.	4.950%	3/3/19	475	533
Chevron Corp.	2.193%	11/15/19	1,000	1,020
Chevron Corp.	1.961%	3/3/20	2,325	2,340
Chevron Corp.	2.411%	3/3/22	475	475
Chevron Corp.	2.355%	12/5/22	1,825	1,803
Chevron Corp.	3.191%	6/24/23	1,175	1,223
ConocoPhillips	5.200%	5/15/18	425	472
ConocoPhillips	5.750%	2/1/19	1,985	2,278
ConocoPhillips	6.000%	1/15/20	180	212
ConocoPhillips	5.900%	10/15/32	150	189
ConocoPhillips	5.900%	5/15/38	305	387
ConocoPhillips	6.500%	2/1/39	1,410	1,901
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	295
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	509
ConocoPhillips Co.	2.875%	11/15/21	1,000	1,024
ConocoPhillips Co.	3.350%	11/15/24	1,350	1,391
ConocoPhillips Co.	4.150%	11/15/34	350	370
ConocoPhillips Co.	4.300%	11/15/44	500	532
ConocoPhillips Holding Co.	6.950%	4/15/29	275	375
Continental Resources Inc.	5.000%	9/15/22	1,100	1,085
Continental Resources Inc.	4.500%	4/15/23	950	922
Continental Resources Inc.	3.800%	6/1/24	800	737
Continental Resources Inc.	4.900%	6/1/44	425	375
DCP Midstream LLC	8.125%	8/16/30	800	829
DCP Midstream Operating LP	2.500%	12/1/17	625	591
DCP Midstream Operating LP	2.700%	4/1/19	175	160
Devon Energy Corp.	6.300%	1/15/19	1,500	1,720
Devon Energy Corp.	4.000%	7/15/21	300	320
Devon Energy Corp.	7.950%	4/15/32	525	724
Devon Energy Corp.	5.600%	7/15/41	1,310	1,534
Devon Energy Corp.	4.750%	5/15/42	450	479
Devon Financing Corp. LLC	7.875%	9/30/31	425	580
Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	643
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	209
Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	356
Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	1,044
Dominion Gas Holdings LLC	3.600%	12/15/24	250	261
Dominion Gas Holdings LLC	4.800%	11/1/43	500	566
Dominion Gas Holdings LLC	4.600%	12/15/44	400	432

El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	764
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,000	2,290
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,923	2,062
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	650	611
8 Enable Midstream Partners LP	2.400%	5/15/19	300	294
8 Enable Midstream Partners LP	3.900%	5/15/24	300	289
8 Enable Midstream Partners LP	5.000%	5/15/44	350	319
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	2,008
Enbridge Energy Partners LP	5.500%	9/15/40	350	371
Enbridge Inc.	4.500%	6/10/44	300	279
Encana Corp.	3.900%	11/15/21	890	929
Encana Corp.	7.200%	11/1/31	625	753
Encana Corp.	6.500%	2/1/38	500	573
Encana Corp.	5.150%	11/15/41	450	461
Energy Transfer Partners LP	6.125%	2/15/17	300	324
Energy Transfer Partners LP	9.700%	3/15/19	500	626
Energy Transfer Partners LP	9.000%	4/15/19	254	314
Energy Transfer Partners LP	4.150%	10/1/20	1,425	1,496
Energy Transfer Partners LP	4.650%	6/1/21	545	581
Energy Transfer Partners LP	5.200%	2/1/22	675	736
Energy Transfer Partners LP	3.600%	2/1/23	3,025	2,998
Energy Transfer Partners LP	4.050%	3/15/25	1,000	1,009
Energy Transfer Partners LP	4.900%	3/15/35	250	249
Energy Transfer Partners LP	6.625%	10/15/36	150	178
Energy Transfer Partners LP	7.500%	7/1/38	500	631
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,270
Energy Transfer Partners LP	5.150%	2/1/43	925	928
Energy Transfer Partners LP	5.150%	3/15/45	250	252
EnLink Midstream Partners LP	2.700%	4/1/19	300	300
EnLink Midstream Partners LP	4.400%	4/1/24	225	236
EnLink Midstream Partners LP	5.600%	4/1/44	175	191
Enlink Midstream Partners LP	5.050%	4/1/45	175	178
Ensco plc	5.200%	3/15/25	400	402
Ensco plc	5.750%	10/1/44	650	631
Enterprise Products Operating LLC	6.300%	9/15/17	175	195
Enterprise Products Operating LLC	6.650%	4/15/18	50	57
Enterprise Products Operating LLC	6.500%	1/31/19	50	58
Enterprise Products Operating LLC	2.550%	10/15/19	300	304
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,517
Enterprise Products Operating LLC	4.050%	2/15/22	175	185
Enterprise Products Operating LLC	3.350%	3/15/23	350	354
Enterprise Products Operating LLC	3.900%	2/15/24	1,300	1,356
Enterprise Products Operating LLC	3.750%	2/15/25	650	670
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,841
Enterprise Products Operating LLC	7.550%	4/15/38	450	641
Enterprise Products Operating LLC	5.950%	2/1/41	495	601
Enterprise Products Operating LLC	4.850%	8/15/42	850	912
Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,567
Enterprise Products Operating LLC	5.100%	2/15/45	775	866
Enterprise Products Operating LLC	4.950%	10/15/54	200	213
5 Enterprise Products Operating LLC	8.375%	8/1/66	450	475
5 Enterprise Products Operating LLC	7.034%	1/15/68	600	647
EOG Resources Inc.	5.625%	6/1/19	1,425	1,638
EOG Resources Inc.	4.100%	2/1/21	150	163
EOG Resources Inc.	2.625%	3/15/23	2,700	2,697
EOG Resources Inc.	3.900%	4/1/35	325	334
EQT Corp.	8.125%	6/1/19	400	479
Exxon Mobil Corp.	1.305%	3/6/18	2,000	2,010

Exxon Mobil Corp.	1.912%	3/6/20	1,600	1,616
Exxon Mobil Corp.	2.397%	3/6/22	1,750	1,764
Exxon Mobil Corp.	2.709%	3/6/25	1,600	1,612
Exxon Mobil Corp.	3.567%	3/6/45	650	671
FMC Technologies Inc.	2.000%	10/1/17	200	200
FMC Technologies Inc.	3.450%	10/1/22	125	123
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	291
Halliburton Co.	2.000%	8/1/18	400	403
Halliburton Co.	5.900%	9/15/18	25	28
Halliburton Co.	3.250%	11/15/21	40	42
Halliburton Co.	3.500%	8/1/23	950	987
Halliburton Co.	6.700%	9/15/38	580	784
Halliburton Co.	7.450%	9/15/39	450	642
Halliburton Co.	4.500%	11/15/41	675	711
Halliburton Co.	4.750%	8/1/43	350	383
Hess Corp.	8.125%	2/15/19	1,395	1,675
Hess Corp.	3.500%	7/15/24	200	199
Hess Corp.	7.875%	10/1/29	150	194
Hess Corp.	7.125%	3/15/33	375	457
Hess Corp.	6.000%	1/15/40	225	250
Hess Corp.	5.600%	2/15/41	825	906
Husky Energy Inc.	7.250%	12/15/19	505	599
Husky Energy Inc.	3.950%	4/15/22	300	305
Husky Energy Inc.	6.800%	9/15/37	100	122
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,251
Kerr-McGee Corp.	7.875%	9/15/31	150	203
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	829
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,125	2,485
Kinder Morgan Energy Partners LP	3.500%	3/1/21	500	503
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	845
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	180
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,147
Kinder Morgan Energy Partners LP	3.450%	2/15/23	875	860
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,200
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	211
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	330
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	453
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	396
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,816
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,120
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	269
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	487
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	526
Kinder Morgan Inc.	7.000%	6/15/17	500	552
Kinder Morgan Inc.	2.000%	12/1/17	350	349
Kinder Morgan Inc.	3.050%	12/1/19	925	935
Kinder Morgan Inc.	4.300%	6/1/25	550	566
Kinder Morgan Inc.	7.800%	8/1/31	330	403
Kinder Morgan Inc.	7.750%	1/15/32	600	739
Kinder Morgan Inc.	5.300%	12/1/34	500	519
Kinder Morgan Inc.	5.550%	6/1/45	1,050	1,108
Kinder Morgan Inc.	5.050%	2/15/46	500	498
Magellan Midstream Partners LP	5.650%	10/15/16	560	598
Magellan Midstream Partners LP	6.550%	7/15/19	625	731
Magellan Midstream Partners LP	3.200%	3/15/25	700	697
Magellan Midstream Partners LP	4.200%	12/1/42	450	445
Magellan Midstream Partners LP	5.150%	10/15/43	525	580

Magellan Midstream Partners LP	4.200%	3/15/45	100	98
Marathon Oil Corp.	6.000%	10/1/17	100	111
Marathon Oil Corp.	5.900%	3/15/18	225	250
Marathon Oil Corp.	2.800%	11/1/22	600	583
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,327
Marathon Petroleum Corp.	5.125%	3/1/21	750	843
Marathon Petroleum Corp.	6.500%	3/1/41	750	910
Marathon Petroleum Corp.	4.750%	9/15/44	250	255
Marathon Petroleum Corp.	5.000%	9/15/54	500	500
Murphy Oil Corp.	2.500%	12/1/17	575	567
Murphy Oil Corp.	3.700%	12/1/22	150	139
Murphy Oil Corp.	5.125%	12/1/42	275	237
Nabors Industries Inc.	2.350%	9/15/16	125	125
Nabors Industries Inc.	6.150%	2/15/18	870	929
Nabors Industries Inc.	9.250%	1/15/19	125	145
Nabors Industries Inc.	5.000%	9/15/20	100	99
National Oilwell Varco Inc.	1.350%	12/1/17	300	298
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	3,025
National Oilwell Varco Inc.	3.950%	12/1/42	400	380
NiSource Finance Corp.	6.400%	3/15/18	615	699
NiSource Finance Corp.	6.800%	1/15/19	2,550	3,001
NiSource Finance Corp.	6.125%	3/1/22	450	541
NiSource Finance Corp.	6.250%	12/15/40	400	532
NiSource Finance Corp.	5.950%	6/15/41	500	643
NiSource Finance Corp.	5.800%	2/1/42	300	382
NiSource Finance Corp.	4.800%	2/15/44	200	226
Noble Energy Inc.	8.250%	3/1/19	1,690	2,027
Noble Energy Inc.	4.150%	12/15/21	875	923
Noble Energy Inc.	6.000%	3/1/41	1,300	1,460
Noble Energy Inc.	5.250%	11/15/43	450	471
Noble Holding International Ltd.	3.450%	8/1/15	75	76
Noble Holding International Ltd.	2.500%	3/15/17	225	221
Noble Holding International Ltd.	4.900%	8/1/20	250	242
Noble Holding International Ltd.	6.200%	8/1/40	300	262
Noble Holding International Ltd.	6.050%	3/1/41	300	254
Noble Holding International Ltd.	5.250%	3/15/42	225	173
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,550
Occidental Petroleum Corp.	1.750%	2/15/17	225	228
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,858
Occidental Petroleum Corp.	3.125%	2/15/22	750	772
Oceaneering International Inc.	4.650%	11/15/24	300	302
ONEOK Partners LP	6.150%	10/1/16	410	438
ONEOK Partners LP	2.000%	10/1/17	625	627
ONEOK Partners LP	8.625%	3/1/19	400	479
ONEOK Partners LP	3.375%	10/1/22	250	237
ONEOK Partners LP	6.650%	10/1/36	360	382
ONEOK Partners LP	6.125%	2/1/41	1,400	1,425
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	892
Petro-Canada	6.050%	5/15/18	1,350	1,520
Petro-Canada	7.875%	6/15/26	100	138
Petro-Canada	5.350%	7/15/33	450	500
Petro-Canada	5.950%	5/15/35	500	601
Petro-Canada	6.800%	5/15/38	250	332
Phillips 66	2.950%	5/1/17	1,550	1,604
Phillips 66	4.300%	4/1/22	1,175	1,281
Phillips 66	4.650%	11/15/34	300	319
Phillips 66	5.875%	5/1/42	900	1,072
Phillips 66	4.875%	11/15/44	1,000	1,072

Phillips 66 Partners LP	2.646%	2/15/20	135	136
Phillips 66 Partners LP	3.605%	2/15/25	350	351
Phillips 66 Partners LP	4.680%	2/15/45	150	150
Pioneer Natural Resources Co.	6.875%	5/1/18	500	565
Pioneer Natural Resources Co.	7.500%	1/15/20	100	119
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,111
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	57
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	925	1,153
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,125	1,243
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	1,400	1,408
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	257
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	438
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,350	1,289
Pride International Inc.	8.500%	6/15/19	1,125	1,339
Pride International Inc.	6.875%	8/15/20	1,400	1,595
Pride International Inc.	7.875%	8/15/40	375	435
Questar Corp.	2.750%	2/1/16	25	25
Rowan Cos. Inc.	7.875%	8/1/19	125	139
Rowan Cos. Inc.	4.875%	6/1/22	750	723
Rowan Cos. Inc.	4.750%	1/15/24	125	118
Rowan Cos. Inc.	5.400%	12/1/42	500	410
Rowan Cos. Inc.	5.850%	1/15/44	225	195
Schlumberger Investment SA	3.650%	12/1/23	2,550	2,699
SESI LLC	7.125%	12/15/21	500	516
Shell International Finance BV	5.200%	3/22/17	300	325
Shell International Finance BV	1.125%	8/21/17	700	702
Shell International Finance BV	1.900%	8/10/18	400	406
Shell International Finance BV	2.000%	11/15/18	3,050	3,097
Shell International Finance BV	4.300%	9/22/19	3,000	3,325
Shell International Finance BV	4.375%	3/25/20	625	699
Shell International Finance BV	2.375%	8/21/22	1,025	1,010
Shell International Finance BV	2.250%	1/6/23	175	171
Shell International Finance BV	3.400%	8/12/23	400	423
Shell International Finance BV	6.375%	12/15/38	820	1,134
Shell International Finance BV	5.500%	3/25/40	1,250	1,584
Shell International Finance BV	3.625%	8/21/42	450	443
Shell International Finance BV	4.550%	8/12/43	1,000	1,133
8 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	161
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,305
Southwestern Energy Co.	3.300%	1/23/18	400	408
Southwestern Energy Co.	4.050%	1/23/20	2,000	2,063
Southwestern Energy Co.	4.100%	3/15/22	875	865
Spectra Energy Capital LLC	6.200%	4/15/18	850	944
Spectra Energy Capital LLC	8.000%	10/1/19	165	200
Spectra Energy Partners LP	2.950%	9/25/18	75	77
Spectra Energy Partners LP	3.500%	3/15/25	950	957
Spectra Energy Partners LP	4.500%	3/15/45	500	512
Suncor Energy Inc.	6.100%	6/1/18	100	113
Suncor Energy Inc.	6.500%	6/15/38	2,140	2,752
Suncor Energy Inc.	6.850%	6/1/39	310	407

Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	412
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	513
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	295
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	978
Talisman Energy Inc.	7.750%	6/1/19	990	1,149
Talisman Energy Inc.	3.750%	2/1/21	2,350	2,316
Talisman Energy Inc.	6.250%	2/1/38	500	539
Talisman Energy Inc.	5.500%	5/15/42	500	496
Texas Eastern Transmission LP	7.000%	7/15/32	500	664
Tosco Corp.	8.125%	2/15/30	1,350	1,992
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,231
Total Capital Canada Ltd.	2.750%	7/15/23	425	424
Total Capital International SA	1.000%	8/12/16	300	301
Total Capital International SA	2.100%	6/19/19	1,900	1,929
Total Capital International SA	2.750%	6/19/21	1,350	1,381
Total Capital International SA	2.875%	2/17/22	1,400	1,428
Total Capital International SA	2.700%	1/25/23	1,700	1,696
Total Capital International SA	3.700%	1/15/24	1,650	1,746
Total Capital SA	2.125%	8/10/18	850	868
Total Capital SA	4.450%	6/24/20	425	475
Total Capital SA	4.125%	1/28/21	512	565
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	344
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,827
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	978
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	631
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	949
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	149
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,200	1,523
TransCanada PipeLines Ltd.	7.625%	1/15/39	760	1,097
TransCanada PipeLines Ltd.	5.000%	10/16/43	700	790
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	389
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	258
Transocean Inc.	6.500%	11/15/20	170	142
Valero Energy Corp.	9.375%	3/15/19	425	533
Valero Energy Corp.	6.125%	2/1/20	850	982
Valero Energy Corp.	7.500%	4/15/32	875	1,143
Valero Energy Corp.	6.625%	6/15/37	855	1,055
Weatherford International LLC	6.800%	6/15/37	400	379
Weatherford International Ltd.	6.000%	3/15/18	425	450
Weatherford International Ltd.	9.625%	3/1/19	1,243	1,429
Weatherford International Ltd.	4.500%	4/15/22	775	708
Weatherford International Ltd.	6.500%	8/1/36	800	728
Weatherford International Ltd.	6.750%	9/15/40	250	235
Weatherford International Ltd.	5.950%	4/15/42	480	423
Western Gas Partners LP	5.375%	6/1/21	500	554
Western Gas Partners LP	5.450%	4/1/44	600	645
Williams Cos. Inc.	4.550%	6/24/24	1,200	1,166
Williams Cos. Inc.	7.500%	1/15/31	321	349
Williams Cos. Inc.	7.750%	6/15/31	407	449
Williams Cos. Inc.	5.750%	6/24/44	400	379
Williams Partners LP	5.250%	3/15/20	1,895	2,086
Williams Partners LP	3.600%	3/15/22	750	747
Williams Partners LP	3.350%	8/15/22	500	483
Williams Partners LP	4.500%	11/15/23	1,260	1,305
Williams Partners LP	3.900%	1/15/25	450	439
Williams Partners LP	4.000%	9/15/25	100	98
Williams Partners LP	6.300%	4/15/40	675	745
Williams Partners LP	5.800%	11/15/43	700	744

Williams Partners LP	5.400%	3/4/44	300	301
Williams Partners LP	4.900%	1/15/45	325	305
Williams Partners LP	5.100%	9/15/45	450	434
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	455
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	750	754
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	500	550
XTO Energy Inc.	6.250%	8/1/17	400	448
XTO Energy Inc.	5.500%	6/15/18	400	452

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	1,037
Cintas Corp. No 2	6.125%	12/1/17	400	447
Cintas Corp. No 2	3.250%	6/1/22	150	153
Fluor Corp.	3.375%	9/15/21	150	157
Fluor Corp.	3.500%	12/15/24	600	620
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	772
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	319
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	550
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	833
5 Northwestern University Illinois GO	4.643%	12/1/44	350	427
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	525
5 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	303
University of Pennsylvania GO	4.674%	9/1/12	625	698
Yale University Connecticut GO	2.086%	4/15/19	150	153

Technology (0.6%)
Adobe Systems Inc.	4.750%	2/1/20	325	364
Adobe Systems Inc.	3.250%	2/1/25	600	605
Altera Corp.	1.750%	5/15/17	150	151
Altera Corp.	2.500%	11/15/18	1,125	1,155
Altera Corp.	4.100%	11/15/23	1,250	1,330
Amphenol Corp.	1.550%	9/15/17	175	176
Amphenol Corp.	2.550%	1/30/19	1,650	1,680
Amphenol Corp.	3.125%	9/15/21	250	256
Amphenol Corp.	4.000%	2/1/22	75	80
Analog Devices Inc.	3.000%	4/15/16	50	51
Analog Devices Inc.	2.875%	6/1/23	375	372
Apple Inc.	0.450%	5/3/16	900	900
Apple Inc.	1.050%	5/5/17	2,075	2,085
Apple Inc.	1.000%	5/3/18	1,300	1,291
Apple Inc.	2.100%	5/6/19	1,250	1,277
Apple Inc.	1.550%	2/7/20	1,550	1,536
Apple Inc.	2.850%	5/6/21	1,825	1,896
Apple Inc.	2.150%	2/9/22	2,500	2,472
Apple Inc.	2.400%	5/3/23	2,800	2,763
Apple Inc.	3.450%	5/6/24	1,875	1,984
Apple Inc.	2.500%	2/9/25	1,300	1,269
Apple Inc.	3.850%	5/4/43	1,400	1,422
Apple Inc.	4.450%	5/6/44	650	723
Apple Inc.	3.450%	2/9/45	1,275	1,198
Applied Materials Inc.	2.650%	6/15/16	75	77
Applied Materials Inc.	4.300%	6/15/21	1,435	1,567
Applied Materials Inc.	5.850%	6/15/41	125	153
Arrow Electronics Inc.	3.000%	3/1/18	200	205
Arrow Electronics Inc.	3.500%	4/1/22	325	326
Arrow Electronics Inc.	4.500%	3/1/23	400	419

Arrow Electronics Inc.	4.000%	4/1/25	400	402
Autodesk Inc.	1.950%	12/15/17	550	550
Autodesk Inc.	3.600%	12/15/22	100	101
Baidu Inc.	2.750%	6/9/19	350	354
Baidu Inc.	3.500%	11/28/22	1,500	1,523
Broadcom Corp.	2.700%	11/1/18	340	351
Broadcom Corp.	2.500%	8/15/22	600	587
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	79
CA Inc.	5.375%	12/1/19	205	229
CA Inc.	4.500%	8/15/23	150	160
Cadence Design Systems Inc.	4.375%	10/15/24	125	130
Cisco Systems Inc.	1.100%	3/3/17	425	428
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,151
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,744
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,351
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,109
Cisco Systems Inc.	2.900%	3/4/21	225	236
Cisco Systems Inc.	3.625%	3/4/24	400	432
Cisco Systems Inc.	5.900%	2/15/39	425	546
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,488
Computer Sciences Corp.	6.500%	3/15/18	125	138
Corning Inc.	6.625%	5/15/19	50	59
Corning Inc.	3.700%	11/15/23	500	531
Corning Inc.	4.700%	3/15/37	1,175	1,257
Corning Inc.	5.750%	8/15/40	340	412
Dun & Bradstreet Corp.	2.875%	11/15/15	150	152
EMC Corp.	1.875%	6/1/18	1,460	1,477
EMC Corp.	2.650%	6/1/20	1,445	1,487
EMC Corp.	3.375%	6/1/23	710	739
Equifax Inc.	6.300%	7/1/17	125	138
Fidelity National Information Services Inc.	2.000%	4/15/18	100	100
Fidelity National Information Services Inc.	5.000%	3/15/22	350	372
Fidelity National Information Services Inc.	3.500%	4/15/23	1,500	1,505
Fidelity National Information Services Inc.	3.875%	6/5/24	325	334
Fiserv Inc.	3.125%	10/1/15	150	152
Fiserv Inc.	3.125%	6/15/16	585	600
Fiserv Inc.	6.800%	11/20/17	475	537
Google Inc.	2.125%	5/19/16	50	51
Google Inc.	3.625%	5/19/21	350	381
Harris Corp.	5.950%	12/1/17	200	223
Harris Corp.	6.150%	12/15/40	25	31
Hewlett-Packard Co.	2.650%	6/1/16	225	229
Hewlett-Packard Co.	3.000%	9/15/16	325	334
Hewlett-Packard Co.	5.400%	3/1/17	225	242
Hewlett-Packard Co.	2.600%	9/15/17	400	410
Hewlett-Packard Co.	5.500%	3/1/18	1,175	1,301
Hewlett-Packard Co.	2.750%	1/14/19	2,650	2,713
Hewlett-Packard Co.	3.750%	12/1/20	700	733
Hewlett-Packard Co.	4.300%	6/1/21	150	161
Hewlett-Packard Co.	4.375%	9/15/21	650	700
Hewlett-Packard Co.	4.650%	12/9/21	2,175	2,377
Hewlett-Packard Co.	6.000%	9/15/41	610	679
Ingram Micro Inc.	4.950%	12/15/24	925	959
Intel Corp.	1.950%	10/1/16	975	994
Intel Corp.	1.350%	12/15/17	4,510	4,537
Intel Corp.	3.300%	10/1/21	200	213
Intel Corp.	2.700%	12/15/22	700	706
Intel Corp.	4.000%	12/15/32	475	496

Intel Corp.	4.800%	10/1/41	1,955	2,200
Intel Corp.	4.250%	12/15/42	775	808
International Business Machines Corp.	2.000%	1/5/16	275	279
International Business Machines Corp.	1.950%	7/22/16	300	305
International Business Machines Corp.	1.250%	2/6/17	1,150	1,160
International Business Machines Corp.	5.700%	9/14/17	4,000	4,442
International Business Machines Corp.	1.250%	2/8/18	2,555	2,564
International Business Machines Corp.	1.950%	2/12/19	675	685
International Business Machines Corp.	1.625%	5/15/20	670	661
International Business Machines Corp.	2.900%	11/1/21	200	209
International Business Machines Corp.	3.375%	8/1/23	800	835
International Business Machines Corp.	3.625%	2/12/24	1,200	1,274
International Business Machines Corp.	5.600%	11/30/39	1,114	1,374
International Business Machines Corp.	4.000%	6/20/42	423	426
Jabil Circuit Inc.	5.625%	12/15/20	250	272
Juniper Networks Inc.	3.300%	6/15/20	475	481
Juniper Networks Inc.	4.600%	3/15/21	360	382
Juniper Networks Inc.	4.350%	6/15/25	200	203
Juniper Networks Inc.	5.950%	3/15/41	150	156
8 Keysight Technologies Inc.	3.300%	10/30/19	350	353
8 Keysight Technologies Inc.	4.550%	10/30/24	325	327
KLA-Tencor Corp.	2.375%	11/1/17	100	102
KLA-Tencor Corp.	3.375%	11/1/19	100	104
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,107
KLA-Tencor Corp.	4.650%	11/1/24	400	420
Lam Research Corp.	2.750%	3/15/20	325	327
Lam Research Corp.	3.800%	3/15/25	425	427
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	525	558
Lexmark International Inc.	6.650%	6/1/18	375	416
Maxim Integrated Products Inc.	3.375%	3/15/23	50	50
Microsoft Corp.	1.625%	9/25/15	200	201
Microsoft Corp.	1.000%	5/1/18	400	399
Microsoft Corp.	1.625%	12/6/18	900	912
Microsoft Corp.	4.200%	6/1/19	460	510
Microsoft Corp.	3.000%	10/1/20	250	266
Microsoft Corp.	2.375%	2/12/22	1,000	1,008
Microsoft Corp.	2.125%	11/15/22	225	223
Microsoft Corp.	2.375%	5/1/23	750	750
Microsoft Corp.	3.625%	12/15/23	750	816
Microsoft Corp.	2.700%	2/12/25	925	930
Microsoft Corp.	3.500%	2/12/35	1,000	998
Microsoft Corp.	5.200%	6/1/39	629	773
Microsoft Corp.	4.500%	10/1/40	125	141
Microsoft Corp.	5.300%	2/8/41	600	750
Microsoft Corp.	3.500%	11/15/42	850	818
Microsoft Corp.	3.750%	5/1/43	185	186
Microsoft Corp.	4.875%	12/15/43	350	416
Microsoft Corp.	3.750%	2/12/45	1,000	1,004
Microsoft Corp.	4.000%	2/12/55	1,500	1,498
Motorola Solutions Inc.	3.750%	5/15/22	400	410
Motorola Solutions Inc.	4.000%	9/1/24	400	414
Motorola Solutions Inc.	7.500%	5/15/25	75	93
Motorola Solutions Inc.	5.500%	9/1/44	300	327
NetApp Inc.	3.375%	6/15/21	900	922
Oracle Corp.	1.200%	10/15/17	1,150	1,152
Oracle Corp.	5.750%	4/15/18	1,415	1,599
Oracle Corp.	2.375%	1/15/19	525	539

Oracle Corp.	5.000%	7/8/19	1,175	1,326
Oracle Corp.	2.250%	10/8/19	2,850	2,906
Oracle Corp.	2.500%	10/15/22	2,425	2,425
Oracle Corp.	3.400%	7/8/24	2,350	2,474
Oracle Corp.	4.300%	7/8/34	1,350	1,467
Oracle Corp.	6.500%	4/15/38	625	859
Oracle Corp.	6.125%	7/8/39	645	856
Oracle Corp.	5.375%	7/15/40	1,375	1,682
Oracle Corp.	4.500%	7/8/44	775	856
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,101
Seagate HDD Cayman	3.750%	11/15/18	675	702
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,575
8 Seagate HDD Cayman	4.750%	1/1/25	750	776
8 Seagate HDD Cayman	5.750%	12/1/34	1,425	1,530
Symantec Corp.	2.750%	9/15/15	50	50
Symantec Corp.	2.750%	6/15/17	500	509
Symantec Corp.	4.200%	9/15/20	75	79
Symantec Corp.	3.950%	6/15/22	400	412
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	510
Texas Instruments Inc.	2.375%	5/16/16	175	179
Texas Instruments Inc.	1.650%	8/3/19	1,000	994
Total System Services Inc.	2.375%	6/1/18	125	126
Trimble Navigation Ltd.	4.750%	12/1/24	225	237
Tyco Electronics Group SA	6.550%	10/1/17	355	398
Tyco Electronics Group SA	2.350%	8/1/19	200	202
Tyco Electronics Group SA	3.500%	2/3/22	750	781
Tyco Electronics Group SA	3.450%	8/1/24	350	363
Tyco Electronics Group SA	7.125%	10/1/37	700	986
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,355
Xerox Corp.	6.750%	2/1/17	350	383
Xerox Corp.	2.950%	3/15/17	325	335
Xerox Corp.	6.350%	5/15/18	1,580	1,784
Xerox Corp.	2.750%	3/15/19	250	255
Xerox Corp.	5.625%	12/15/19	550	622
Xerox Corp.	2.800%	5/15/20	300	303
Xerox Corp.	4.500%	5/15/21	835	909
Xerox Corp.	3.800%	5/15/24	125	126
Xilinx Inc.	2.125%	3/15/19	325	327
Xilinx Inc.	3.000%	3/15/21	1,275	1,313

Transportation (0.2%)
5 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	249	261
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	756	823
5 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	475	490
5 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	900	907
5 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	150	151
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	82
Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	701
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	294
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	449
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	436
Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	412
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	412

Burlington Northern Santa Fe LLC	3.000%	3/15/23	425	433
Burlington Northern Santa Fe LLC	3.850%	9/1/23	475	513
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	427
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	418
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	252
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	936
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	165
Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	668
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	562
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	436
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	512
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	613
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	212
Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	377
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	589
Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	344
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	656
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	311
Canadian National Railway Co.	1.450%	12/15/16	925	936
Canadian National Railway Co.	5.550%	3/1/19	265	302
Canadian National Railway Co.	2.850%	12/15/21	550	568
Canadian National Railway Co.	6.250%	8/1/34	350	474
Canadian National Railway Co.	6.200%	6/1/36	350	473
Canadian National Railway Co.	6.375%	11/15/37	350	486
Canadian Pacific Railway Co.	6.500%	5/15/18	250	286
Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,250
Canadian Pacific Railway Co.	2.900%	2/1/25	100	100
Canadian Pacific Railway Co.	7.125%	10/15/31	225	312
Canadian Pacific Railway Co.	5.950%	5/15/37	1,275	1,655
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,541	1,708
Con-way Inc.	6.700%	5/1/34	350	402
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,007	1,163
5 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	1,158	1,227
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	426	448
CSX Corp.	5.600%	5/1/17	25	27
CSX Corp.	7.900%	5/1/17	126	143
CSX Corp.	6.250%	3/15/18	725	822
CSX Corp.	7.375%	2/1/19	2,065	2,479
CSX Corp.	3.700%	10/30/20	205	220
CSX Corp.	6.220%	4/30/40	174	235
CSX Corp.	5.500%	4/15/41	425	529
CSX Corp.	4.750%	5/30/42	1,420	1,622
CSX Corp.	4.100%	3/15/44	800	832
5 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	182	214
5 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	409	473
5 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	31	34
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	68	73
5 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	65	70
FedEx Corp.	8.000%	1/15/19	425	516
FedEx Corp.	2.625%	8/1/22	50	50

FedEx Corp.	4.000%	1/15/24	450	486
FedEx Corp.	3.900%	2/1/35	500	505
FedEx Corp.	3.875%	8/1/42	200	194
FedEx Corp.	4.100%	4/15/43	300	301
FedEx Corp.	5.100%	1/15/44	500	581
5 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	194	197
JB Hunt Transport Services Inc.	3.850%	3/15/24	200	213
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	25
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,479
Norfolk Southern Corp.	5.750%	1/15/16	175	182
Norfolk Southern Corp.	7.700%	5/15/17	400	453
Norfolk Southern Corp.	5.750%	4/1/18	100	112
Norfolk Southern Corp.	5.900%	6/15/19	835	964
Norfolk Southern Corp.	3.250%	12/1/21	25	26
Norfolk Southern Corp.	2.903%	2/15/23	780	786
Norfolk Southern Corp.	5.590%	5/17/25	14	17
Norfolk Southern Corp.	7.800%	5/15/27	100	141
Norfolk Southern Corp.	4.837%	10/1/41	665	764
Norfolk Southern Corp.	3.950%	10/1/42	425	430
Norfolk Southern Corp.	6.000%	5/23/11	925	1,181
Norfolk Southern Railway Co.	9.750%	6/15/20	116	156
5 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	1,257	1,448
Ryder System Inc.	5.850%	11/1/16	75	80
Ryder System Inc.	2.450%	11/15/18	1,000	1,016
Ryder System Inc.	2.350%	2/26/19	1,550	1,562
Ryder System Inc.	2.550%	6/1/19	800	812
Southwest Airlines Co.	5.750%	12/15/16	200	214
Southwest Airlines Co.	5.125%	3/1/17	400	428
5 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	107	124
Trinity Industries Inc.	4.550%	10/1/24	250	251
Union Pacific Corp.	1.800%	2/1/20	950	950
Union Pacific Corp.	2.750%	4/15/23	200	204
Union Pacific Corp.	3.250%	1/15/25	300	314
Union Pacific Corp.	6.625%	2/1/29	400	553
Union Pacific Corp.	3.375%	2/1/35	900	879
Union Pacific Corp.	4.750%	9/15/41	750	874
Union Pacific Corp.	4.250%	4/15/43	400	433
Union Pacific Corp.	4.750%	12/15/43	325	381
Union Pacific Corp.	4.821%	2/1/44	639	759
Union Pacific Corp.	4.850%	6/15/44	800	953
Union Pacific Corp.	4.150%	1/15/45	400	432
Union Pacific Corp.	3.875%	2/1/55	400	391
5 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	684	734
5 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	750	795
United Parcel Service Inc.	1.125%	10/1/17	800	805
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,118
United Parcel Service Inc.	5.125%	4/1/19	175	199
United Parcel Service Inc.	3.125%	1/15/21	965	1,026
United Parcel Service Inc.	2.450%	10/1/22	925	930
United Parcel Service Inc.	6.200%	1/15/38	660	899
United Parcel Service Inc.	3.625%	10/1/42	675	679
5 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	97	101

5 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	68	73
				1,615,270
Utilities (0.8%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	535
Alabama Power Co.	5.500%	10/15/17	550	608
Alabama Power Co.	3.550%	12/1/23	1,700	1,823
Alabama Power Co.	4.100%	1/15/42	1,000	1,079
Alabama Power Co.	3.850%	12/1/42	125	129
Alabama Power Co.	4.150%	8/15/44	300	325
Alabama Power Co.	3.750%	3/1/45	1,000	1,020
Ameren Illinois Co.	6.125%	11/15/17	25	28
Ameren Illinois Co.	2.700%	9/1/22	250	253
Ameren Illinois Co.	3.250%	3/1/25	275	287
American Electric Power Co. Inc.	1.650%	12/15/17	325	327
Appalachian Power Co.	5.800%	10/1/35	100	127
Appalachian Power Co.	6.700%	8/15/37	500	692
Appalachian Power Co.	7.000%	4/1/38	260	371
Arizona Public Service Co.	5.500%	9/1/35	150	189
Arizona Public Service Co.	5.050%	9/1/41	575	700
Arizona Public Service Co.	4.500%	4/1/42	25	28
Arizona Public Service Co.	4.700%	1/15/44	400	465
Atlantic City Electric Co.	7.750%	11/15/18	150	181
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	999
Berkshire Hathaway Energy Co.	1.100%	5/15/17	235	235
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	126
Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	203
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	560
Berkshire Hathaway Energy Co.	3.500%	2/1/25	500	520
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,273
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,561
Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	501
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	566
Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	545
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	245
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	691
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	550	629
Cleco Power LLC	6.000%	12/1/40	175	219
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	278
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	233
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,138
CMS Energy Corp.	8.750%	6/15/19	500	627
CMS Energy Corp.	6.250%	2/1/20	600	705
CMS Energy Corp.	5.050%	3/15/22	500	564
CMS Energy Corp.	3.875%	3/1/24	900	955
CMS Energy Corp.	4.700%	3/31/43	350	394
CMS Energy Corp.	4.875%	3/1/44	300	346
Commonwealth Edison Co.	5.950%	8/15/16	200	213
Commonwealth Edison Co.	1.950%	9/1/16	115	117
Commonwealth Edison Co.	6.150%	9/15/17	600	670
Commonwealth Edison Co.	5.800%	3/15/18	150	169
Commonwealth Edison Co.	5.900%	3/15/36	100	131
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,452
Commonwealth Edison Co.	4.600%	8/15/43	1,750	2,036
Commonwealth Edison Co.	4.700%	1/15/44	900	1,071
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,520

Connecticut Light & Power Co.	5.500%	2/1/19	150	171
Connecticut Light & Power Co.	6.350%	6/1/36	250	347
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	646
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,304
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	363
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,116
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	539
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	568
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	491
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,699
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,687
Consumers Energy Co.	6.125%	3/15/19	1,000	1,169
Consumers Energy Co.	6.700%	9/15/19	300	359
Consumers Energy Co.	2.850%	5/15/22	1,150	1,180
Consumers Energy Co.	3.375%	8/15/23	225	239
Consumers Energy Co.	4.350%	8/31/64	150	163
Delmarva Power & Light Co.	3.500%	11/15/23	125	133
Delmarva Power & Light Co.	4.000%	6/1/42	225	237
Dominion Resources Inc.	2.250%	9/1/15	750	754
Dominion Resources Inc.	1.400%	9/15/17	100	100
Dominion Resources Inc.	2.500%	12/1/19	400	406
Dominion Resources Inc.	4.450%	3/15/21	125	138
Dominion Resources Inc.	2.750%	9/15/22	100	99
Dominion Resources Inc.	3.625%	12/1/24	800	834
Dominion Resources Inc.	5.250%	8/1/33	200	230
Dominion Resources Inc.	4.900%	8/1/41	550	612
Dominion Resources Inc.	4.050%	9/15/42	325	323
Dominion Resources Inc.	4.700%	12/1/44	600	672
5 Dominion Resources Inc.	5.750%	10/1/54	375	400
5 Dominion Resources Inc.	7.500%	6/30/66	175	180
DTE Electric Co.	3.450%	10/1/20	410	435
DTE Electric Co.	3.900%	6/1/21	100	110
DTE Electric Co.	2.650%	6/15/22	325	329
DTE Electric Co.	3.375%	3/1/25	2,425	2,558
DTE Electric Co.	5.700%	10/1/37	125	164
DTE Electric Co.	3.950%	6/15/42	1,150	1,213
DTE Energy Co.	2.400%	12/1/19	350	356
DTE Energy Co.	3.500%	6/1/24	700	727
Duke Energy Carolinas LLC	7.000%	11/15/18	660	786
Duke Energy Carolinas LLC	4.300%	6/15/20	500	558
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,138
Duke Energy Carolinas LLC	6.000%	12/1/28	300	386
Duke Energy Carolinas LLC	6.100%	6/1/37	300	398
Duke Energy Carolinas LLC	6.000%	1/15/38	25	34
Duke Energy Carolinas LLC	6.050%	4/15/38	25	34
Duke Energy Carolinas LLC	5.300%	2/15/40	710	902
Duke Energy Carolinas LLC	4.250%	12/15/41	800	885
Duke Energy Carolinas LLC	4.000%	9/30/42	425	452
Duke Energy Corp.	1.625%	8/15/17	625	632
Duke Energy Corp.	2.100%	6/15/18	1,000	1,019
Duke Energy Corp.	5.050%	9/15/19	2,625	2,962
Duke Energy Corp.	3.050%	8/15/22	200	206
Duke Energy Corp.	3.950%	10/15/23	225	246
Duke Energy Corp.	3.750%	4/15/24	200	214
Duke Energy Florida Inc.	5.650%	6/15/18	50	57
Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,539
Duke Energy Florida Inc.	6.350%	9/15/37	525	745
Duke Energy Florida Inc.	6.400%	6/15/38	600	851

Duke Energy Indiana Inc.	3.750%	7/15/20	185	202
Duke Energy Indiana Inc.	4.200%	3/15/42	475	518
Duke Energy Indiana Inc.	4.900%	7/15/43	850	1,028
Duke Energy Progress Inc.	5.300%	1/15/19	675	764
Duke Energy Progress Inc.	3.000%	9/15/21	750	781
Duke Energy Progress Inc.	4.375%	3/30/44	525	596
Duke Energy Progress Inc.	4.150%	12/1/44	900	987
El Paso Electric Co.	6.000%	5/15/35	175	219
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,330
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	170
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,809
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,400
Entergy Louisiana LLC	4.950%	1/15/45	400	415
Entergy Texas Inc.	7.125%	2/1/19	300	357
Eversource Energy	4.500%	11/15/19	2,357	2,612
Exelon Corp.	5.625%	6/15/35	300	357
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,030
Exelon Generation Co. LLC	4.000%	10/1/20	575	608
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,279
FirstEnergy Solutions Corp.	6.800%	8/15/39	275	295
Florida Power & Light Co.	5.550%	11/1/17	75	83
Florida Power & Light Co.	2.750%	6/1/23	325	333
Florida Power & Light Co.	3.250%	6/1/24	300	318
Florida Power & Light Co.	5.950%	10/1/33	100	134
Florida Power & Light Co.	5.625%	4/1/34	225	292
Florida Power & Light Co.	4.950%	6/1/35	50	60
Florida Power & Light Co.	6.200%	6/1/36	50	70
Florida Power & Light Co.	5.850%	5/1/37	560	751
Florida Power & Light Co.	5.950%	2/1/38	175	235
Florida Power & Light Co.	5.960%	4/1/39	225	305
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,723
Florida Power & Light Co.	3.800%	12/15/42	925	964
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	5.950%	2/1/39	150	199
Georgia Power Co.	4.750%	9/1/40	125	142
Georgia Power Co.	4.300%	3/15/42	675	731
Georgia Power Co.	4.300%	3/15/43	250	272
Iberdrola International BV	6.750%	7/15/36	175	230
Indiana Michigan Power Co.	7.000%	3/15/19	300	357
Indiana Michigan Power Co.	3.200%	3/15/23	475	488
5 Integrys Energy Group Inc.	6.110%	12/1/66	300	297
Interstate Power & Light Co.	3.250%	12/1/24	150	155
Interstate Power & Light Co.	6.250%	7/15/39	100	142
ITC Holdings Corp.	4.050%	7/1/23	175	187
ITC Holdings Corp.	5.300%	7/1/43	200	236
Jersey Central Power & Light Co.	5.625%	5/1/16	350	366
Jersey Central Power & Light Co.	5.650%	6/1/17	350	380
Jersey Central Power & Light Co.	6.150%	6/1/37	200	244
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	168	193
Kansas City Power & Light Co.	6.050%	11/15/35	200	265
Kansas City Power & Light Co.	5.300%	10/1/41	830	977
Kentucky Utilities Co.	3.250%	11/1/20	200	210
Kentucky Utilities Co.	4.650%	11/15/43	875	1,035
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,217
Louisville Gas & Electric Co.	5.125%	11/15/40	100	127
Louisville Gas & Electric Co.	4.650%	11/15/43	625	743
MidAmerican Energy Co.	5.950%	7/15/17	560	618
MidAmerican Energy Co.	6.750%	12/30/31	725	1,009

MidAmerican Energy Co.	4.800%	9/15/43	1,050	1,255
Mississippi Power Co.	4.250%	3/15/42	375	392
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	128
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,025	1,143
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,100	1,425
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	75	76
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	1,300	1,298
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	914
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	589	630
5 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	101
Nevada Power Co.	6.500%	5/15/18	1,200	1,378
Nevada Power Co.	6.650%	4/1/36	410	580
Nevada Power Co.	5.450%	5/15/41	500	638
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	1,200	1,214
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	486
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	678
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,178
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	223
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	274
Northern States Power Co.	5.250%	3/1/18	950	1,057
Northern States Power Co.	6.250%	6/1/36	450	630
Northern States Power Co.	6.200%	7/1/37	250	348
Northern States Power Co.	5.350%	11/1/39	175	227
Northern States Power Co.	4.125%	5/15/44	100	110
NorthWestern Corp.	4.176%	11/15/44	250	272
NSTAR Electric Co.	5.625%	11/15/17	525	585
Oglethorpe Power Corp.	6.100%	3/15/19	200	230
Oglethorpe Power Corp.	5.950%	11/1/39	100	129
Oglethorpe Power Corp.	5.375%	11/1/40	380	462
Oglethorpe Power Corp.	4.550%	6/1/44	300	326
Ohio Power Co.	6.000%	6/1/16	480	508
Ohio Power Co.	6.050%	5/1/18	100	113
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	197
Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	903
Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	186
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	386
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,079
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	257
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	886
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	564
Pacific Gas & Electric Co.	5.625%	11/30/17	250	277
Pacific Gas & Electric Co.	8.250%	10/15/18	275	336
Pacific Gas & Electric Co.	3.500%	10/1/20	410	435
Pacific Gas & Electric Co.	4.250%	5/15/21	225	247
Pacific Gas & Electric Co.	3.250%	9/15/21	1,000	1,051
Pacific Gas & Electric Co.	3.250%	6/15/23	575	595
Pacific Gas & Electric Co.	3.750%	2/15/24	150	160
Pacific Gas & Electric Co.	3.400%	8/15/24	625	653
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,614
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,307

Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,350
Pacific Gas & Electric Co.	5.400%	1/15/40	500	619
Pacific Gas & Electric Co.	4.450%	4/15/42	600	659
Pacific Gas & Electric Co.	4.600%	6/15/43	225	252
Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,738
PacifiCorp	5.650%	7/15/18	300	338
PacifiCorp	2.950%	2/1/22	1,000	1,029
PacifiCorp	3.600%	4/1/24	500	536
PacifiCorp	5.250%	6/15/35	475	580
PacifiCorp	5.750%	4/1/37	410	537
PacifiCorp	6.250%	10/15/37	600	834
PacifiCorp	4.100%	2/1/42	350	378
Peco Energy Co.	1.200%	10/15/16	350	352
Peco Energy Co.	5.350%	3/1/18	125	139
Pennsylvania Electric Co.	6.050%	9/1/17	75	83
Pennsylvania Electric Co.	5.200%	4/1/20	205	227
Pepco Holdings Inc.	2.700%	10/1/15	680	686
PG&E Corp.	2.400%	3/1/19	1,650	1,671
Potomac Electric Power Co.	6.500%	11/15/37	400	564
PPL Capital Funding Inc.	3.500%	12/1/22	375	390
PPL Capital Funding Inc.	3.950%	3/15/24	225	242
PPL Capital Funding Inc.	5.000%	3/15/44	450	530
PPL Electric Utilities Corp.	3.000%	9/15/21	410	427
PPL Electric Utilities Corp.	6.250%	5/15/39	100	140
PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,180
Progress Energy Inc.	3.150%	4/1/22	500	515
Progress Energy Inc.	7.750%	3/1/31	625	905
Progress Energy Inc.	6.000%	12/1/39	410	543
PSEG Power LLC	5.500%	12/1/15	450	463
PSEG Power LLC	2.750%	9/15/16	615	630
PSEG Power LLC	5.125%	4/15/20	150	167
PSEG Power LLC	4.150%	9/15/21	50	53
Public Service Co. of Colorado	5.800%	8/1/18	100	114
Public Service Co. of Colorado	5.125%	6/1/19	175	199
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,064
Public Service Co. of Colorado	6.250%	9/1/37	300	428
Public Service Co. of Colorado	3.600%	9/15/42	225	227
Public Service Co. of Colorado	4.300%	3/15/44	200	228
Public Service Co. of New Hampshire	3.500%	11/1/23	150	160
Public Service Co. of Oklahoma	5.150%	12/1/19	600	679
Public Service Co. of Oklahoma	4.400%	2/1/21	500	555
Public Service Co. of Oklahoma	6.625%	11/15/37	275	378
Public Service Electric & Gas Co.	5.300%	5/1/18	394	440
Public Service Electric & Gas Co.	2.300%	9/15/18	450	462
Public Service Electric & Gas Co.	1.800%	6/1/19	200	201
Public Service Electric & Gas Co.	2.375%	5/15/23	225	221
Public Service Electric & Gas Co.	5.375%	11/1/39	300	386
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,640
Public Service Electric & Gas Co.	4.000%	6/1/44	100	108
Puget Energy Inc.	6.500%	12/15/20	250	301
Puget Energy Inc.	6.000%	9/1/21	400	473
Puget Sound Energy Inc.	5.483%	6/1/35	100	127
Puget Sound Energy Inc.	6.274%	3/15/37	500	689
Puget Sound Energy Inc.	5.757%	10/1/39	495	659
Puget Sound Energy Inc.	5.638%	4/15/41	390	507
Puget Sound Energy Inc.	4.434%	11/15/41	275	310
San Diego Gas & Electric Co.	3.000%	8/15/21	150	157
San Diego Gas & Electric Co.	6.000%	6/1/26	500	639

San Diego Gas & Electric Co.	5.350%	5/15/35	100	125
San Diego Gas & Electric Co.	6.125%	9/15/37	252	353
San Diego Gas & Electric Co.	5.350%	5/15/40	500	650
San Diego Gas & Electric Co.	4.500%	8/15/40	255	296
San Diego Gas & Electric Co.	4.300%	4/1/42	150	169
SCANA Corp.	4.750%	5/15/21	205	223
Sierra Pacific Power Co.	6.000%	5/15/16	525	555
Sierra Pacific Power Co.	6.750%	7/1/37	400	569
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,293
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	606
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	199
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	125
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	218
South Carolina Electric & Gas Co.	4.600%	6/15/43	225	255
South Carolina Electric & Gas Co.	4.500%	6/1/64	200	217
Southern California Edison Co.	1.125%	5/1/17	550	552
Southern California Edison Co.	3.875%	6/1/21	350	384
5 Southern California Edison Co.	1.845%	2/1/22	350	352
Southern California Edison Co.	3.500%	10/1/23	300	321
Southern California Edison Co.	6.650%	4/1/29	225	303
Southern California Edison Co.	5.750%	4/1/35	508	669
Southern California Edison Co.	5.350%	7/15/35	1,460	1,816
Southern California Edison Co.	4.500%	9/1/40	205	232
Southern California Edison Co.	4.050%	3/15/42	425	456
Southern California Edison Co.	3.900%	3/15/43	475	498
Southern California Edison Co.	4.650%	10/1/43	600	704
Southern California Edison Co.	3.600%	2/1/45	150	151
Southern Co.	1.950%	9/1/16	410	416
Southern Co.	1.300%	8/15/17	225	225
Southern Co.	2.150%	9/1/19	200	201
Southern Power Co.	5.150%	9/15/41	1,210	1,419
Southern Power Co.	5.250%	7/15/43	500	583
Southwestern Electric Power Co.	5.875%	3/1/18	25	28
Southwestern Electric Power Co.	6.450%	1/15/19	250	292
Southwestern Electric Power Co.	6.200%	3/15/40	75	100
Southwestern Electric Power Co.	3.900%	4/1/45	2,000	1,966
Southwestern Public Service Co.	4.500%	8/15/41	100	115
Tampa Electric Co.	6.100%	5/15/18	1,575	1,795
Tampa Electric Co.	2.600%	9/15/22	75	74
Tampa Electric Co.	6.550%	5/15/36	375	534
TECO Finance Inc.	6.572%	11/1/17	330	370
TECO Finance Inc.	5.150%	3/15/20	125	141
TransAlta Corp.	6.650%	5/15/18	100	111
TransAlta Corp.	4.500%	11/15/22	325	323
TransAlta Corp.	6.500%	3/15/40	175	177
8 Tri-State Generation & Transmission
Association Inc.	3.700%	11/1/24	550	578
8 Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	150	167
Tucson Electric Power Co.	5.150%	11/15/21	130	147
8 Tucson Electric Power Co.	3.050%	3/15/25	200	201
UIL Holdings Corp.	4.625%	10/1/20	100	108
Union Electric Co.	6.700%	2/1/19	235	278
Union Electric Co.	3.500%	4/15/24	1,450	1,548
Union Electric Co.	3.900%	9/15/42	675	717
Virginia Electric & Power Co.	5.400%	1/15/16	700	726
Virginia Electric & Power Co.	2.950%	1/15/22	750	773
Virginia Electric & Power Co.	6.000%	1/15/36	500	662

Virginia Electric & Power Co.	6.000%	5/15/37	550	739
Virginia Electric & Power Co.	6.350%	11/30/37	600	853
Virginia Electric & Power Co.	8.875%	11/15/38	100	167
Virginia Electric & Power Co.	4.000%	1/15/43	850	896
Virginia Electric and Power Co.	4.450%	2/15/44	200	225
Westar Energy Inc.	8.625%	12/1/18	244	304
Westar Energy Inc.	4.125%	3/1/42	525	563
Westar Energy Inc.	4.100%	4/1/43	225	242
Westar Energy Inc.	4.625%	9/1/43	150	176
Wisconsin Electric Power Co.	4.250%	12/15/19	175	192
Wisconsin Electric Power Co.	2.950%	9/15/21	635	661
Wisconsin Electric Power Co.	5.625%	5/15/33	200	257
Wisconsin Electric Power Co.	4.250%	6/1/44	100	112
5 Wisconsin Energy Corp.	6.250%	5/15/67	525	525
Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
Wisconsin Power & Light Co.	2.250%	11/15/22	275	270
Wisconsin Power & Light Co.	6.375%	8/15/37	300	417
Wisconsin Power & Light Co.	4.100%	10/15/44	200	217
Wisconsin Public Service Corp.	3.671%	12/1/42	75	76
Xcel Energy Inc.	5.613%	4/1/17	631	688
Xcel Energy Inc.	4.700%	5/15/20	305	338
Xcel Energy Inc.	6.500%	7/1/36	635	872

Natural Gas (0.1%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,323
AGL Capital Corp.	5.875%	3/15/41	125	163
AGL Capital Corp.	4.400%	6/1/43	125	135
Atmos Energy Corp.	8.500%	3/15/19	1,500	1,861
Atmos Energy Corp.	5.500%	6/15/41	800	1,023
British Transco Finance Inc.	6.625%	6/1/18	430	497
KeySpan Corp.	8.000%	11/15/30	200	285
KeySpan Corp.	5.803%	4/1/35	250	309
Laclede Group Inc.	4.700%	8/15/44	350	382
National Fuel Gas Co.	6.500%	4/15/18	750	836
National Fuel Gas Co.	3.750%	3/1/23	500	504
ONE Gas Inc.	2.070%	2/1/19	300	304
ONE Gas Inc.	4.658%	2/1/44	125	144
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	180
Sempra Energy	6.500%	6/1/16	1,315	1,400
Sempra Energy	6.150%	6/15/18	750	855
Sempra Energy	9.800%	2/15/19	250	323
Sempra Energy	2.400%	3/15/20	300	303
Sempra Energy	4.050%	12/1/23	850	922
Sempra Energy	6.000%	10/15/39	705	909
Southern California Gas Co.	5.750%	11/15/35	25	33
Southern California Gas Co.	3.750%	9/15/42	300	316
Southern California Gas Co.	4.450%	3/15/44	150	173

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	139
American Water Capital Corp.	3.850%	3/1/24	1,775	1,912
American Water Capital Corp.	6.593%	10/15/37	500	709
American Water Capital Corp.	4.300%	12/1/42	125	136
United Utilities plc	5.375%	2/1/19	200	215
Veolia Environnement SA	6.750%	6/1/38	200	263
				214,412
Total Corporate Bonds (Cost $2,575,687)				2,719,591

Sovereign Bonds (U.S. Dollar-Denominated) (2.4%)
African Development Bank	0.750%	10/18/16	1,150	1,148
African Development Bank	1.125%	3/15/17	1,550	1,564
African Development Bank	0.875%	3/15/18	1,500	1,495
African Development Bank	1.625%	10/2/18	300	305
African Development Bank	1.375%	2/12/20	350	348
African Development Bank	2.375%	9/23/21	1,500	1,553
Asian Development Bank	5.500%	6/27/16	100	106
Asian Development Bank	0.750%	1/11/17	2,800	2,807
Asian Development Bank	1.125%	3/15/17	1,325	1,336
Asian Development Bank	5.593%	7/16/18	500	566
Asian Development Bank	1.750%	9/11/18	1,650	1,683
Asian Development Bank	1.875%	10/23/18	530	543
Asian Development Bank	1.750%	3/21/19	575	586
Asian Development Bank	1.875%	4/12/19	1,550	1,586
Asian Development Bank	1.500%	1/22/20	2,500	2,499
Asian Development Bank	1.375%	3/23/20	2,250	2,240
Asian Development Bank	1.875%	2/18/22	1,850	1,860
Asian Development Bank	2.000%	1/22/25	1,000	992
Banco do Brasil SA	3.875%	1/23/17	200	203
Banco do Brasil SA	3.875%	10/10/22	750	693
Canada	0.875%	2/14/17	2,050	2,056
Canada	1.125%	3/19/18	2,100	2,110
Canada	1.625%	2/27/19	800	809
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	224
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,899
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,647
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,065
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	443
Corporacion Andina De Fomento	3.750%	1/15/16	1,765	1,809
Corporacion Andina De Fomento	1.500%	8/8/17	900	907
Corporacion Andina De Fomento	4.375%	6/15/22	1,875	2,043
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,010
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,015
Council Of Europe Development Bank	1.000%	3/7/18	525	525
Council Of Europe Development Bank	1.125%	5/31/18	975	976
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,307
Ecopetrol SA	7.625%	7/23/19	1,125	1,314
Ecopetrol SA	5.875%	9/18/23	2,150	2,300
Ecopetrol SA	7.375%	9/18/43	800	870
Ecopetrol SA	5.875%	5/28/45	600	558
Emirates Telecommunications Corp.	3.500%	6/18/24	200	210
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	510
European Bank for Reconstruction &
Development	1.375%	10/20/16	1,515	1,534
European Bank for Reconstruction &
Development	1.000%	2/16/17	1,000	1,006
European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	997
European Bank for Reconstruction &
Development	1.000%	6/15/18	700	698
European Bank for Reconstruction &
Development	1.000%	9/17/18	400	397
European Bank for Reconstruction &
Development	1.625%	11/15/18	50	51
European Bank for Reconstruction &
Development	1.750%	6/14/19	2,050	2,077

European Bank for Reconstruction &
Development	1.750%	11/26/19	500	505
European Bank for Reconstruction &
Development	1.500%	3/16/20	1,650	1,648
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,304
European Investment Bank	0.625%	4/15/16	1,200	1,203
European Investment Bank	2.500%	5/16/16	525	537
European Investment Bank	2.125%	7/15/16	1,000	1,021
European Investment Bank	0.500%	8/15/16	2,850	2,849
European Investment Bank	5.125%	9/13/16	1,500	1,599
European Investment Bank	1.250%	10/14/16	950	960
European Investment Bank	1.125%	12/15/16	1,300	1,304
European Investment Bank	4.875%	1/17/17	1,225	1,316
European Investment Bank	1.750%	3/15/17	1,125	1,149
European Investment Bank	0.875%	4/18/17	1,500	1,499
European Investment Bank	5.125%	5/30/17	800	874
European Investment Bank	1.625%	6/15/17	100	102
European Investment Bank	1.000%	8/17/17	1,475	1,477
European Investment Bank	1.125%	9/15/17	450	453
European Investment Bank	1.000%	12/15/17	300	301
European Investment Bank	1.000%	3/15/18	4,075	4,074
European Investment Bank	1.250%	5/15/18	3,400	3,417
European Investment Bank	1.000%	6/15/18	3,500	3,488
European Investment Bank	1.625%	12/18/18	3,200	3,248
European Investment Bank	1.875%	3/15/19	4,400	4,501
European Investment Bank	1.750%	6/17/19	4,675	4,737
European Investment Bank	1.625%	3/16/20	6,100	6,120
European Investment Bank	2.875%	9/15/20	1,650	1,764
European Investment Bank	4.000%	2/16/21	4,000	4,523
European Investment Bank	2.500%	4/15/21	3,650	3,825
European Investment Bank	2.125%	10/15/21	350	358
European Investment Bank	3.250%	1/29/24	1,550	1,711
European Investment Bank	2.500%	10/15/24	4,750	4,913
European Investment Bank	1.875%	2/10/25	2,600	2,553
Export Development Canada	1.250%	10/26/16	1,970	1,986
Export Development Canada	0.750%	12/15/17	900	889
Export Development Canada	1.500%	10/3/18	1,775	1,795
Export-Import Bank of Korea	3.750%	10/20/16	300	312
Export-Import Bank of Korea	4.000%	1/11/17	2,525	2,643
Export-Import Bank of Korea	2.875%	9/17/18	700	726
Export-Import Bank of Korea	2.375%	8/12/19	600	609
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,087
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,708
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,305
Federative Republic of Brazil	6.000%	1/17/17	2,545	2,723
5 Federative Republic of Brazil	8.000%	1/15/18	533	577
Federative Republic of Brazil	5.875%	1/15/19	875	963
Federative Republic of Brazil	8.875%	10/14/19	175	217
Federative Republic of Brazil	4.875%	1/22/21	3,305	3,479
Federative Republic of Brazil	2.625%	1/5/23	810	731
Federative Republic of Brazil	4.250%	1/7/25	975	956
Federative Republic of Brazil	8.750%	2/4/25	600	788
Federative Republic of Brazil	10.125%	5/15/27	675	1,009
Federative Republic of Brazil	8.250%	1/20/34	875	1,133
Federative Republic of Brazil	7.125%	1/20/37	950	1,128
5 Federative Republic of Brazil	11.000%	8/17/40	1,650	1,720
Federative Republic of Brazil	5.625%	1/7/41	3,450	3,489

Federative Republic of Brazil	5.000%	1/27/45	1,951	1,804
FMS Wertmanagement AoeR	0.625%	4/18/16	400	401
FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,211
FMS Wertmanagement AoeR	0.625%	1/30/17	1,900	1,895
FMS Wertmanagement AoeR	1.125%	9/5/17	700	702
FMS Wertmanagement AoeR	1.000%	11/21/17	475	475
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,623
FMS Wertmanagement AoeR	1.750%	3/17/20	750	757
Hydro-Quebec	2.000%	6/30/16	1,425	1,449
Hydro-Quebec	1.375%	6/19/17	1,000	1,009
Hydro-Quebec	8.400%	1/15/22	1,235	1,681
Hydro-Quebec	8.050%	7/7/24	1,175	1,676
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	500	501
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,450	2,520
Inter-American Development Bank	0.625%	9/12/16	2,700	2,696
Inter-American Development Bank	1.375%	10/18/16	2,890	2,928
Inter-American Development Bank	0.875%	11/15/16	400	401
Inter-American Development Bank	1.125%	3/15/17	100	101
Inter-American Development Bank	1.000%	7/14/17	1,400	1,403
Inter-American Development Bank	2.375%	8/15/17	250	259
Inter-American Development Bank	0.875%	3/15/18	350	349
Inter-American Development Bank	1.750%	8/24/18	5,105	5,207
Inter-American Development Bank	3.875%	9/17/19	100	111
Inter-American Development Bank	1.750%	10/15/19	2,200	2,231
Inter-American Development Bank	3.875%	2/14/20	500	556
Inter-American Development Bank	2.125%	11/9/20	350	357
Inter-American Development Bank	3.000%	2/21/24	2,600	2,819
Inter-American Development Bank	2.125%	1/15/25	2,000	2,018
Inter-American Development Bank	7.000%	6/15/25	250	350
Inter-American Development Bank	3.875%	10/28/41	800	955
Inter-American Development Bank	4.375%	1/24/44	1,150	1,488
International Bank for Reconstruction &
Development	5.000%	4/1/16	200	209
International Bank for Reconstruction &
Development	0.500%	4/15/16	1,125	1,127
International Bank for Reconstruction &
Development	0.500%	5/16/16	700	700
International Bank for Reconstruction &
Development	1.000%	9/15/16	405	408
International Bank for Reconstruction &
Development	0.625%	10/14/16	1,950	1,944
International Bank for Reconstruction &
Development	0.750%	12/15/16	2,900	2,905
International Bank for Reconstruction &
Development	0.875%	4/17/17	4,750	4,766
International Bank for Reconstruction &
Development	1.125%	7/18/17	950	955
International Bank for Reconstruction &
Development	1.375%	4/10/18	3,200	3,229
International Bank for Reconstruction &
Development	1.875%	3/15/19	3,300	3,368
International Bank for Reconstruction &
Development	1.875%	10/7/19	1,500	1,523
International Bank for Reconstruction &
Development	2.125%	11/1/20	2,200	2,264
International Bank for Reconstruction &
Development	2.250%	6/24/21	1,700	1,762

	International Bank for Reconstruction &
	Development	1.625%	2/10/22	2,025	1,997
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	35
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,652
	International Finance Corp.	2.750%	4/20/15	900	901
	International Finance Corp.	2.250%	4/11/16	525	535
	International Finance Corp.	0.500%	5/16/16	250	250
	International Finance Corp.	0.625%	10/3/16	900	902
	International Finance Corp.	0.625%	11/15/16	1,000	1,001
	International Finance Corp.	1.125%	11/23/16	2,150	2,168
	International Finance Corp.	1.000%	4/24/17	575	577
	International Finance Corp.	2.125%	11/17/17	950	976
	International Finance Corp.	0.625%	12/21/17	625	618
	International Finance Corp.	1.250%	7/16/18	2,200	2,207
	International Finance Corp.	1.750%	9/4/18	1,300	1,324
	International Finance Corp.	1.750%	9/16/19	1,100	1,109
9	Japan Bank for International Cooperation	2.500%	5/18/16	600	613
9	Japan Bank for International Cooperation	2.250%	7/13/16	575	587
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	652
9	Japan Bank for International Cooperation	1.750%	7/31/18	925	937
9	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,035
9	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,024
9	Japan Bank for International Cooperation	3.375%	7/31/23	325	356
9	Japan Bank for International Cooperation	3.000%	5/29/24	650	689
9	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,378
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	543
10 KFW		0.500%	4/19/16	2,000	2,003
10 KFW		2.000%	6/1/16	1,250	1,273
10 KFW		0.500%	7/15/16	3,000	2,990
10 KFW		0.500%	9/15/16	1,000	998
10 KFW		1.250%	10/5/16	1,970	1,991
10 KFW		0.625%	12/15/16	2,100	2,101
10 KFW		1.250%	2/15/17	3,425	3,463
10 KFW		0.750%	3/17/17	3,400	3,393
10 KFW		0.875%	9/5/17	2,000	2,003
10 KFW		0.875%	12/15/17	1,475	1,466
10 KFW		1.000%	1/26/18	2,300	2,299
10 KFW		4.375%	3/15/18	3,450	3,788
10 KFW		1.000%	6/11/18	2,200	2,196
10 KFW		4.500%	7/16/18	350	388
10 KFW		1.875%	4/1/19	3,925	4,016
10 KFW		4.875%	6/17/19	4,775	5,465
10 KFW		1.750%	10/15/19	1,300	1,318
10 KFW		4.000%	1/27/20	150	168
10 KFW		1.500%	4/20/20	3,550	3,547
10 KFW		2.750%	9/8/20	4,500	4,777
10 KFW		2.750%	10/1/20	3,200	3,397
10 KFW		2.375%	8/25/21	2,710	2,819
10 KFW		2.625%	1/25/22	1,500	1,582
10 KFW		2.000%	10/4/22	1,575	1,593
10 KFW		2.125%	1/17/23	1,750	1,782
10 KFW		2.500%	11/20/24	3,800	3,955
10 KFW		0.000%	4/18/36	500	289
	Korea Development Bank	3.250%	3/9/16	970	990
	Korea Development Bank	4.000%	9/9/16	750	780
	Korea Development Bank	3.875%	5/4/17	1,000	1,047

	Korea Development Bank	4.625%	11/16/21	1,375	1,552
	Korea Development Bank	3.000%	9/14/22	1,400	1,438
	Korea Development Bank	3.750%	1/22/24	1,800	1,928
[10] Landwirtschaftliche Rentenbank		3.125%	7/15/15	325	328
[10] Landwirtschaftliche Rentenbank		4.875%	11/16/15	1,025	1,054
[10] Landwirtschaftliche Rentenbank		2.500%	2/15/16	1,755	1,787
[10] Landwirtschaftliche Rentenbank		2.125%	7/15/16	975	995
[10] Landwirtschaftliche Rentenbank		2.375%	9/13/17	1,000	1,037
[10] Landwirtschaftliche Rentenbank		1.000%	4/4/18	1,000	999
[10] Landwirtschaftliche Rentenbank		1.875%	9/17/18	600	614
[10] Landwirtschaftliche Rentenbank		1.750%	4/15/19	350	356
[10] Landwirtschaftliche Rentenbank		1.375%	10/23/19	425	424
[10] Landwirtschaftliche Rentenbank		2.000%	1/13/25	2,500	2,482
	Nexen Energy ULC	7.875%	3/15/32	100	143
	Nexen Energy ULC	5.875%	3/10/35	410	486
	Nexen Energy ULC	6.400%	5/15/37	800	1,014
	Nexen Energy ULC	7.500%	7/30/39	625	892
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,686
	Nordic Investment Bank	1.125%	3/19/18	800	803
	Nordic Investment Bank	1.875%	6/14/19	850	865
	North American Development Bank	2.300%	10/10/18	325	331
	North American Development Bank	4.375%	2/11/20	650	720
	North American Development Bank	2.400%	10/26/22	350	351
[11] Oesterreichische Kontrollbank AG		2.000%	6/3/16	625	636
[11] Oesterreichische Kontrollbank AG		0.750%	12/15/16	1,000	1,002
[11] Oesterreichische Kontrollbank AG		5.000%	4/25/17	300	326
[11] Oesterreichische Kontrollbank AG		1.125%	5/29/18	1,275	1,274
[11] Oesterreichische Kontrollbank AG		1.375%	2/10/20	1,400	1,388
[11] Oesterreichische Kontrollbank AG		2.375%	10/1/21	1,000	1,035
5	Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,780
5	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,912
5	Oriental Republic of Uruguay	5.100%	6/18/50	1,750	1,824
	Petrobras Global Finance BV	4.875%	3/17/20	3,400	3,040
	Petrobras Global Finance BV	4.375%	5/20/23	2,000	1,701
	Petrobras Global Finance BV	6.250%	3/17/24	700	661
	Petrobras International Finance Co. SA	6.125%	10/6/16	1,225	1,222
	Petrobras International Finance Co. SA	3.500%	2/6/17	100	93
	Petrobras International Finance Co. SA	5.875%	3/1/18	1,600	1,536
	Petrobras International Finance Co. SA	7.875%	3/15/19	850	864
	Petrobras International Finance Co. SA	5.750%	1/20/20	1,865	1,727
	Petrobras International Finance Co. SA	5.375%	1/27/21	4,000	3,618
	Petrobras International Finance Co. SA	6.875%	1/20/40	1,950	1,755
	Petrobras International Finance Co. SA	6.750%	1/27/41	1,750	1,552
	Petroleos Mexicanos	5.750%	3/1/18	1,275	1,406
	Petroleos Mexicanos	8.000%	5/3/19	700	837
	Petroleos Mexicanos	6.000%	3/5/20	1,700	1,939
8	Petroleos Mexicanos	3.500%	7/23/20	1,500	1,540
	Petroleos Mexicanos	5.500%	1/21/21	4,130	4,555
	Petroleos Mexicanos	4.875%	1/24/22	3,750	3,976
	Petroleos Mexicanos	3.500%	1/30/23	1,500	1,457
	Petroleos Mexicanos	4.875%	1/18/24	1,500	1,590
5	Petroleos Mexicanos	2.290%	2/15/24	180	181
8	Petroleos Mexicanos	4.250%	1/15/25	1,700	1,718
	Petroleos Mexicanos	2.378%	4/15/25	200	202
8	Petroleos Mexicanos	4.500%	1/23/26	1,500	1,519
	Petroleos Mexicanos	4.500%	1/23/26	1,400	1,418
	Petroleos Mexicanos	6.625%	6/15/35	1,000	1,149
	Petroleos Mexicanos	6.625%	6/15/38	375	423

Petroleos Mexicanos	6.500%	6/2/41	300	342
8 Petroleos Mexicanos	5.500%	6/27/44	1,450	1,464
Petroleos Mexicanos	5.500%	6/27/44	2,575	2,599
Petroleos Mexicanos	6.375%	1/23/45	1,750	1,954
8 Petroleos Mexicanos	5.625%	1/23/46	1,200	1,226
Province of British Columbia	2.100%	5/18/16	2,820	2,868
Province of British Columbia	2.650%	9/22/21	500	524
Province of British Columbia	2.000%	10/23/22	300	300
Province of Manitoba	4.900%	12/6/16	1,235	1,320
Province of Manitoba	1.125%	6/1/18	850	849
Province of Manitoba	2.100%	9/6/22	300	298
Province of Manitoba	3.050%	5/14/24	1,600	1,701
Province of New Brunswick	2.750%	6/15/18	725	758
Province of Nova Scotia	5.125%	1/26/17	500	538
Province of Ontario	2.300%	5/10/16	1,460	1,486
Province of Ontario	1.000%	7/22/16	2,425	2,436
Province of Ontario	1.600%	9/21/16	5,850	5,922
Province of Ontario	1.100%	10/25/17	2,050	2,059
Province of Ontario	3.150%	12/15/17	100	105
Province of Ontario	1.200%	2/14/18	1,200	1,201
Province of Ontario	3.000%	7/16/18	400	421
Province of Ontario	2.000%	9/27/18	1,650	1,686
Province of Ontario	2.000%	1/30/19	1,875	1,918
Province of Ontario	1.650%	9/27/19	925	928
Province of Ontario	4.000%	10/7/19	850	939
Province of Ontario	4.400%	4/14/20	475	537
Province of Ontario	2.450%	6/29/22	100	102
Quebec	5.125%	11/14/16	525	561
Quebec	4.625%	5/14/18	2,100	2,316
Quebec	3.500%	7/29/20	1,530	1,663
Quebec	2.750%	8/25/21	1,375	1,437
Quebec	2.625%	2/13/23	2,050	2,117
Quebec	7.125%	2/9/24	400	538
Quebec	2.875%	10/16/24	200	208
Quebec	7.500%	9/15/29	475	723
Region of Lombardy Italy	5.804%	10/25/32	500	573
Republic of Chile	3.875%	8/5/20	75	82
Republic of Chile	3.250%	9/14/21	225	239
Republic of Chile	2.250%	10/30/22	150	149
Republic of Chile	3.125%	3/27/25	1,875	1,969
Republic of Chile	3.625%	10/30/42	800	786
Republic of Colombia	7.375%	1/27/17	700	772
Republic of Colombia	7.375%	3/18/19	825	974
Republic of Colombia	4.375%	7/12/21	2,130	2,263
5 Republic of Colombia	2.625%	3/15/23	825	777
Republic of Colombia	4.000%	2/26/24	2,700	2,781
Republic of Colombia	8.125%	5/21/24	400	532
Republic of Colombia	7.375%	9/18/37	1,000	1,338
Republic of Colombia	6.125%	1/18/41	1,775	2,109
5 Republic of Colombia	5.625%	2/26/44	800	896
5 Republic of Colombia	5.000%	6/15/45	2,450	2,523
Republic of Italy	5.250%	9/20/16	3,445	3,648
Republic of Italy	5.375%	6/12/17	950	1,033
Republic of Italy	6.875%	9/27/23	700	903
Republic of Italy	5.375%	6/15/33	1,400	1,704
Republic of Korea	7.125%	4/16/19	1,575	1,902
Republic of Korea	3.875%	9/11/23	1,800	1,997
Republic of Korea	4.125%	6/10/44	850	1,029

Republic of Panama	5.200%	1/30/20	2,045	2,280
5 Republic of Panama	4.000%	9/22/24	600	629
5 Republic of Panama	3.750%	3/16/25	700	718
Republic of Panama	7.125%	1/29/26	900	1,172
Republic of Panama	9.375%	4/1/29	200	307
5 Republic of Panama	6.700%	1/26/36	1,584	2,076
5 Republic of Panama	4.300%	4/29/53	250	241
Republic of Peru	7.125%	3/30/19	700	837
Republic of Peru	7.350%	7/21/25	900	1,224
Republic of Peru	8.750%	11/21/33	1,225	1,947
Republic of Peru	5.625%	11/18/50	2,275	2,774
Republic of Poland	6.375%	7/15/19	3,340	3,927
Republic of Poland	5.125%	4/21/21	900	1,033
Republic of Poland	5.000%	3/23/22	1,415	1,627
Republic of Poland	3.000%	3/17/23	2,000	2,052
Republic of Poland	4.000%	1/22/24	1,225	1,346
Republic of South Africa	6.875%	5/27/19	875	1,005
Republic of South Africa	5.500%	3/9/20	1,985	2,179
Republic of South Africa	4.665%	1/17/24	2,600	2,749
Republic of South Africa	5.875%	9/16/25	300	344
Republic of South Africa	6.250%	3/8/41	700	840
Republic of the Philippines	8.375%	6/17/19	800	1,003
Republic of the Philippines	6.500%	1/20/20	2,450	2,931
Republic of the Philippines	4.000%	1/15/21	3,475	3,816
Republic of the Philippines	4.200%	1/21/24	1,400	1,571
Republic of the Philippines	9.500%	10/21/24	550	824
Republic of the Philippines	10.625%	3/16/25	425	692
Republic of the Philippines	5.500%	3/30/26	1,400	1,717
Republic of the Philippines	9.500%	2/2/30	1,025	1,726
Republic of the Philippines	7.750%	1/14/31	775	1,164
Republic of the Philippines	6.375%	1/15/32	800	1,087
Republic of the Philippines	6.375%	10/23/34	1,675	2,351
Republic of the Philippines	5.000%	1/13/37	400	490
Republic of the Philippines	3.950%	1/20/40	300	319
Republic of Turkey	7.000%	9/26/16	1,825	1,968
Republic of Turkey	7.500%	7/14/17	1,975	2,195
Republic of Turkey	6.750%	4/3/18	1,450	1,609
Republic of Turkey	7.000%	3/11/19	1,325	1,504
Republic of Turkey	7.000%	6/5/20	1,625	1,877
Republic of Turkey	5.625%	3/30/21	1,175	1,287
Republic of Turkey	5.125%	3/25/22	1,125	1,200
Republic of Turkey	3.250%	3/23/23	1,000	945
Republic of Turkey	7.375%	2/5/25	2,075	2,570
Republic of Turkey	11.875%	1/15/30	1,600	2,824
Republic of Turkey	8.000%	2/14/34	175	239
Republic of Turkey	6.875%	3/17/36	3,250	4,033
Republic of Turkey	6.750%	5/30/40	2,000	2,475
Republic of Turkey	6.000%	1/14/41	2,150	2,447
Republic of Turkey	4.875%	4/16/43	3,800	3,743
State of Israel	5.500%	11/9/16	1,320	1,420
State of Israel	5.125%	3/26/19	300	340
State of Israel	4.000%	6/30/22	900	995
State of Israel	3.150%	6/30/23	1,100	1,155
State of Israel	4.500%	1/30/43	950	995
Statoil ASA	3.125%	8/17/17	1,085	1,135
Statoil ASA	1.250%	11/9/17	600	601
Statoil ASA	1.200%	1/17/18	2,000	1,994
Statoil ASA	1.950%	11/8/18	200	203

Statoil ASA	5.250%	4/15/19	1,510	1,715
Statoil ASA	2.250%	11/8/19	1,000	1,017
Statoil ASA	2.900%	11/8/20	150	157
Statoil ASA	2.750%	11/10/21	1,100	1,125
Statoil ASA	3.150%	1/23/22	125	130
Statoil ASA	2.450%	1/17/23	400	392
Statoil ASA	2.650%	1/15/24	275	270
Statoil ASA	3.700%	3/1/24	500	532
Statoil ASA	3.250%	11/10/24	550	565
Statoil ASA	7.150%	1/15/29	250	349
Statoil ASA	5.100%	8/17/40	300	360
Statoil ASA	4.250%	11/23/41	325	348
Statoil ASA	3.950%	5/15/43	175	179
Statoil ASA	4.800%	11/8/43	600	698
Svensk Exportkredit AB	0.625%	5/31/16	750	751
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,087
Svensk Exportkredit AB	1.750%	5/30/17	125	127
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,568
United Mexican States	11.375%	9/15/16	100	115
United Mexican States	5.625%	1/15/17	3,729	3,999
United Mexican States	5.950%	3/19/19	2,113	2,410
United Mexican States	3.500%	1/21/21	1,000	1,041
United Mexican States	3.625%	3/15/22	3,350	3,489
United Mexican States	4.000%	10/2/23	3,232	3,431
United Mexican States	3.600%	1/30/25	2,775	2,849
United Mexican States	6.750%	9/27/34	309	413
United Mexican States	6.050%	1/11/40	2,020	2,500
United Mexican States	4.750%	3/8/44	4,342	4,582
United Mexican States	5.550%	1/21/45	1,100	1,293
United Mexican States	4.600%	1/23/46	600	619
United Mexican States	5.750%	10/12/10	3,692	4,034
Total Sovereign Bonds (Cost $593,325)				609,883
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	265
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	152
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	64
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,187
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	560	714
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	111
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	283
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	129
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	246
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	468
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	187
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,798

California GO	5.750%	3/1/17	150	164
California GO	6.200%	10/1/19	1,600	1,895
California GO	5.700%	11/1/21	1,000	1,183
California GO	7.500%	4/1/34	2,270	3,395
California GO	7.550%	4/1/39	2,005	3,130
California GO	7.300%	10/1/39	350	522
California GO	7.350%	11/1/39	1,325	1,985
California GO	7.625%	3/1/40	450	700
California GO	7.600%	11/1/40	350	562
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	130
Chicago IL Board of Education GO	6.319%	11/1/29	300	307
Chicago IL Board of Education GO	6.138%	12/1/39	100	95
Chicago IL GO	7.781%	1/1/35	100	117
Chicago IL GO	6.314%	1/1/44	500	505
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	448
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	57
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	102
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	240
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	947
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	98
Chicago IL Water Revenue	6.742%	11/1/40	575	750
Clark County NV Airport System Revenue	6.881%	7/1/42	75	87
Clark County NV Airport System Revenue	6.820%	7/1/45	500	736
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	926
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	405
Connecticut GO	5.090%	10/1/30	75	87
Connecticut GO	5.850%	3/15/32	610	776
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	180
Cook County IL GO	6.229%	11/15/34	400	446
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	69
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	132
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	811
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	276
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	93
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,020	1,354
Dallas TX Independent School District GO	6.450%	2/15/35	150	180
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	100	140
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	94
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	95
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	925	1,114
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	254

Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	425	429
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	700	720
George Washington University District of
Columbia GO	3.485%	9/15/22	500	524
George Washington University District of
Columbia GO	4.300%	9/15/44	400	417
Georgia GO	4.503%	11/1/25	325	366
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	1,010	1,321
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	392
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	178
Houston TX Utility System Revenue	3.828%	5/15/28	275	296
Illinois GO	5.365%	3/1/17	375	403
Illinois GO	5.877%	3/1/19	600	671
Illinois GO	4.950%	6/1/23	1,450	1,550
Illinois GO	5.100%	6/1/33	2,920	2,971
Illinois GO	6.630%	2/1/35	480	547
Illinois GO	6.725%	4/1/35	475	542
Illinois GO	7.350%	7/1/35	2,000	2,397
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	265
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	99
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	633
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	300	324
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	225	253
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	32	33
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	362
Los Angeles CA Community College District
GO	6.750%	8/1/49	235	356
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	128
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	420
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	115
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	601
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	750
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,358
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	139
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	161
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	273
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	73
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	134

Massachusetts GO	4.200%	12/1/21	225	251
Massachusetts GO	5.456%	12/1/39	845	1,076
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	125	160
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	66
Massachusetts Water Pollution Abatement
Trust Revenue	5.192%	8/1/40	435	518
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	134
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	152
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	108
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	75	91
Mississippi GO	5.245%	11/1/34	50	60
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	124
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,807
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	460	519
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,279
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	450	575
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	65	66
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	564
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,503
New York City NY GO	6.246%	6/1/35	100	115
New York City NY GO	5.968%	3/1/36	160	209
New York City NY GO	5.985%	12/1/36	75	96
New York City NY GO	5.517%	10/1/37	50	63
New York City NY GO	6.271%	12/1/37	900	1,222
New York City NY GO	5.846%	6/1/40	100	131
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	133
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	569
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	135
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	102
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,510	2,048
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	345
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	126
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	190
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	796
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	817

New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	67
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	127
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	812
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	530	637
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	128
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	373
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	95
New York University Hospitals Center GO	4.428%	7/1/42	200	205
New York University Hospitals Center
Revenue	5.750%	7/1/43	375	461
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	200	298
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	214
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,515	1,690
Ohio State University General Receipts
Revenue	5.590%	12/1/14	200	231
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	117
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	108
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	75	99
Oregon GO	5.762%	6/1/23	500	592
Oregon GO	5.892%	6/1/27	375	465
[13] Oregon School Boards Association GO	4.759%	6/30/28	500	573
[14] Oregon School Boards Association GO	5.528%	6/30/28	125	152
Pennsylvania GO	4.650%	2/15/26	125	140
Pennsylvania GO	5.350%	5/1/30	400	446
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	110
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	575	721
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	96
Philadelphia PA Industrial Development
Authority City Service Agreement Revenue	3.964%	4/15/26	250	255
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	161
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	200	256
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	975	1,164
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	375	415
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	640
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	1,176

President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	339
Princeton University New Jersey GO	4.950%	3/1/19	1,875	2,102
Princeton University New Jersey GO	5.700%	3/1/39	300	407
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	211
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	418
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	92
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	306
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	134
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	500	667
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	507
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	300	342
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	850	1,180
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	75	98
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	749
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	806
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	250	303
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	375	509
Stanford University California GO	4.250%	5/1/16	400	416
Texas GO	5.517%	4/1/39	660	882
Texas Transportation Commission Revenue	5.028%	4/1/26	100	119
Texas Transportation Commission Revenue	5.178%	4/1/30	275	334
Texas Transportation Commission Revenue	4.631%	4/1/33	300	349
Texas Transportation Commission Revenue	4.681%	4/1/40	100	120
Tufts University Massachusetts GO	5.017%	4/15/12	550	621
University of California Regents General
Revenue	4.601%	5/15/31	500	559
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	204
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	171
University of California Revenue	1.796%	7/1/19	1,400	1,409
University of California Revenue	6.270%	5/15/31	500	570
University of California Revenue	5.770%	5/15/43	410	527
University of California Revenue	4.765%	5/15/44	150	163
University of California Revenue	5.946%	5/15/45	275	354
University of California Revenue	4.858%	5/15/12	330	356
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	92
University of Southern California GO	5.250%	10/1/11	200	270
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	100	128
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	86

University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	189
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	385	470
University of Virginia Revenue	6.200%	9/1/39	800	1,171
Utah GO	4.554%	7/1/24	125	142
Utah GO	3.539%	7/1/25	50	54
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	160	193
Washington GO	5.481%	8/1/39	50	64
Washington GO	5.140%	8/1/40	480	599
[14] Wisconsin GO	5.700%	5/1/26	325	395
Total Taxable Municipal Bonds (Cost $88,094)				102,083
Temporary Cash Investments (3.1%)[1]
U.S. Government and Agency Obligations (0.0%)
[4,15]Fannie Mae Discount Notes	0.130%	4/27/15	2,500	2,500
[4,15]Fannie Mae Discount Notes	0.170%	6/17/15	500	500
[2,15]Federal Home Loan Bank Discount Notes	0.100%	4/24/15	2,300	2,300
				5,300
			Shares
Money Market Fund (3.1%)
16,17Vanguard Market Liquidity Fund	0.128%		806,104,945	806,105
Total Temporary Cash Investments (Cost $811,404)				811,405
Total Investments (102.4%) (Cost $18,194,138)				26,479,688
Other Assets and Liabilities-Net (-2.4%)[17]				(621,892)
Net Assets (100%)				25,857,796

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,269,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.3% and 2.7%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2015.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $50,888,000, representing 0.2% of net assets.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Securities with a value of $5,200,000 have been segregated as initial margin for open futures contracts.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17 Includes $19,065,000 of collateral received for securities on loan.

COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2015, counterparties had deposited in segregated accounts cash with a value of $737,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,221,136	—	185
U.S. Government and Agency Obligations	—	6,695,593	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	318,641	1,171
Corporate Bonds	—	2,719,591	—
Sovereign Bonds	—	609,883	—
Taxable Municipal Bonds	—	102,083	—
Temporary Cash Investments	806,105	5,300	—
Futures Contracts—Liabilities[1]	(771)	—	—
Total	16,026,470	10,451,091	1,356
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2015	151	77,795	320
E-mini S&P 500 Index	June 2015	250	25,760	16
E-mini Russell 2000 Index	June 2015	42	5,245	88
E-mini S&P MidCap Index	June 2015	34	5,167	91
				515

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2015, the cost of investment securities for tax purposes was $18,194,432,000. Net unrealized appreciation of investment securities for tax purposes was $8,285,256,000, consisting of unrealized gains of $8,395,482,000 on securities that had risen in value since their purchase and $110,226,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (95.0%)
U.S. Stock Fund (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares	6,165,732	322,221

Global Stock Fund (20.4%)
Vanguard Global Minimum Volatility Fund Investor Shares	28,456,251	330,377

International Stock Funds (19.9%)
Vanguard Total International Stock Index Fund Investor Shares	15,074,656	243,154
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,078,566	79,458
		322,612
U.S. Bond Fund (13.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	19,550,179	214,075

International Bond Fund (7.0%)
Vanguard Total International Bond Index Fund Investor Shares	10,601,133	114,492

Market Neutral Fund (9.8%)
* Vanguard Market Neutral Fund Investor Shares	13,764,185	158,564

Commodities (4.8%)
* PowerShares DB Commodity Index Tracking Fund	4,561,750	77,869
Total Investment Companies (Cost $1,339,319)		1,540,210
Temporary Cash Investment (5.1%)
Money Market Fund (5.1%)
1 Vanguard Market Liquidity Fund, 0.128% (Cost $82,489)	82,489,257	82,489
Total Investments (100.1%) (Cost $1,421,808)		1,622,699
Other Assets and Liabilities-Net (-0.1%)		(1,207)
Net Assets (100%)		1,621,492

* Non-income-producing security. For the 12 months ended March 31, 2015, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			March 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Emerging Markets
Stock Index Fund	75,564	2,398	—	98	—	79,458
Vanguard Global Minimum
Volatility Fund	319,257	—	5,500	—	—	330,377
Vanguard Market Liquidity Fund	148	NA1	NA1	8	—	82,489
Vanguard Market Neutral Fund	153,164	5,100	—	—	—	158,564
Vanguard Total Bond Market II
Index Fund	206,911	12,231	7,194	1,149	150	214,075
Vanguard Total International
Bond Index Fund	110,713	1,790	—	390	—	114,492
Vanguard Total International
Stock Index Fund	231,512	4,321	1,500	722	—	243,154
Vanguard Total Stock Market
Index Fund	396,695	3,491	84,400	1,424	—	322,221
Total	1,493,964	29,331	98,594	3,791	150	1,544,830
1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $1,421,808,000. Net unrealized appreciation of investment securities for tax purposes was $200,891,000, consisting of unrealized gains of $232,482,000 on securities that had risen in value since their purchase and $31,591,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

VANGUARD VALLEY FORGE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.